UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Steven Viola

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8129

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 2.7%
Federal Home Loan Mortgage Corp. 2.000%, 08/25/16	$2,000	$2,011,851
Federal Home Loan Mortgage Corp. 5.125%, 10/18/16	1,183	1,212,218

TOTAL AGENCY OBLIGATIONS (Cost $3,224,069)		3,224,069

COMMERCIAL PAPER — 47.3%
Beverages — 6.2%
Anheuser-Busch InBev N.V. 0.451%, 04/11/16	1,000	999,875
Brown-Forman Corp. 0.500%, 04/13/16	2,500	2,499,583
Coca-Cola Co. 0.562%, 04/19/16	3,000	2,999,160
Coca-Cola Enterprises, Inc. 0.450%, 04/12/16	500	499,931
PepsiCo, Inc. 0.340%, 04/18/16	450	449,928

		7,448,477

Chemicals — 8.8%
E. I. du Pont de Nemours & Co. 0.700%, 04/25/16	570	569,734
Praxair, Inc. 0.318%, 04/28/16	4,000	3,999,010
Syngenta AG
0.812%, 04/22/16	5,070	5,067,603
0.852%, 04/28/16	1,000	999,362

		10,635,709

Diversified Financial Services — 3.6%
AXA Financial
0.721%, 04/26/16	1,000	999,500
0.721%, 04/27/16	2,000	1,998,960
Ontario Province Canada 0.370%, 04/21/16	825	824,831
Toyota Motor Credit Corp. 0.400%, 04/19/16	460	459,908

		4,283,199

Electric — 3.6%
Basin Electric Power Cooperative 0.520%, 04/18/16	2,700	2,699,337
Oglethorpe Power Corp. 0.520%, 04/04/16	1,611	1,610,930

		4,310,267

Electronics — 0.5%
Tyco Electronics Group SA 0.680%, 04/11/16	570	569,892

Healthcare Services — 6.5%
Catholic Health Initiatives
0.601%, 04/12/16	3,000	2,999,450
0.671%, 04/14/16	1,000	999,758
United Healthcare Corp. 0.620%, 04/05/16	800	799,945

	Par (000)	Value†

Healthcare Services — (continued)
0.812%, 04/08/16	$3,000	$2,999,528

		7,798,681

Insurance — 6.5%
MetLife Short Term Funding LLC
0.561%, 04/28/16	1,500	1,499,370
0.491%, 04/29/16	2,000	1,999,238
New York Life Capital Corp. 0.380%, 04/05/16	2,500	2,499,894
Prudential PLC
0.450%, 04/19/16	1,500	1,499,663
0.530%, 04/26/16	350	349,871

		7,848,036

Miscellaneous Manufacturing — 5.0%
Deere John Credit Ltd.
0.380%, 04/07/16	1,500	1,499,905
0.400%, 04/14/16	2,400	2,399,653
Parker-Hannifin Corp. 0.370%, 04/06/16	2,100	2,099,892

		5,999,450

Oil & Gas — 0.5%
ConocoPhillips 0.700%, 04/06/16	570	569,945

Oil & Gas Services — 3.9%
Schlumberger Holdings Corp.
0.801%, 04/01/16	1,269	1,269,000
0.483%, 04/13/16	2,160	2,159,652
0.801%, 04/19/16	1,300	1,299,480

		4,728,132

Pharmaceuticals — 1.2%
Abbott Laboratories
0.450%, 04/04/16	500	499,981
0.470%, 04/26/16	1,000	999,674

		1,499,655

Retail — 0.5%
AutoZone, Inc. 0.670%, 04/21/16	570	569,788

Telecommunications — 0.5%
Corning, Inc. 0.730%, 04/20/16	570	569,780

TOTAL COMMERCIAL PAPER (Cost $56,831,011)		56,831,011

U.S. TREASURY OBLIGATIONS — 47.5%
U.S. Treasury Note
0.369%, 04/30/16•	8,000	8,000,196
0.250%, 05/15/16	4,000	3,999,887
0.375%, 05/31/16	1,000	1,000,061
1.750%, 05/31/16	1,000	1,002,274
0.500%, 06/30/16	1,800	1,800,469
3.250%, 06/30/16	1,000	1,006,570
0.370%, 07/31/16•	12,500	12,500,947
0.625%, 08/15/16	1,500	1,500,401

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
1.000%, 08/31/16	$6,000	$6,011,935
3.000%, 08/31/16	3,000	3,028,245
0.353%, 10/31/16•	8,000	7,999,580
4.625%, 11/15/16	3,000	3,074,468
7.500%, 11/15/16	2,000	2,085,216
0.875%, 12/31/16	1,000	1,000,921
3.250%, 12/31/16	1,000	1,018,461
0.384%, 01/31/17•	2,000	2,000,236
TOTAL U.S. TREASURY OBLIGATIONS (Cost $57,029,867)		57,029,867

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.9%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund - Class I	1	1
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Goldman Sachs Financial Square Funds - Government Fund	7,032,342	7,032,342
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $7,032,348)		7,032,348

TOTAL INVESTMENTS — 103.4% (Cost $124,117,295)		$124,117,295

Other Assets & Liabilities — (3.4)%		(4,080,111)

TOTAL NET ASSETS — 100.0%		$120,037,184

†	See Security Valuation Note.
•	Variable Rate Security.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MONEY MARKET FUND

Maturity Schedule (days)	Market Value	Percentage of Portfolio	Cumulative
1 to 7	48,382,800	39.0%	53.9%
8 to 14	16,127,322	13.0%	61.3%
15 to 30	29,854,196	24.1%	68.2%
31 to 60	3,999,887	3.2%	76.8%
61 to 90	2,002,335	1.6%	82.1%
91 to 120	2,807,039	2.3%	85.1%
121 to 150	3,512,252	2.8%	88.1%
150 +	17,431,464	14.0%	100.0%

Total Per Trial Balance	124,117,295	100.0%

PENN SERIES FUNDS, INC.

MONEY MARKET FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$57,029,867	$—	$57,029,867	$—
AGENCY OBLIGATIONS	3,224,069	—	3,224,069	—
COMMERCIAL PAPER	56,831,011	—	56,831,011	—
SHORT-TERM INVESTMENTS	7,032,348	7,032,348	—	—

TOTAL INVESTMENTS	$124,117,295	$7,032,348	$117,084,947	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.2%
Federal National Mortgage Association — 0.2%
Federal National Mortgage Association 1.233%, 09/01/22 (Cost $391,802)	$395	$396,514

ASSET BACKED SECURITIES — 28.7%
Ally Master Owner Trust 1.540%, 09/15/19	1,000	999,757
Americredit Automobile Receivables Trust 2013-5 2.290%, 11/08/19	1,000	1,005,266
Avenue CLO VI Ltd. 2007-6A 2.783%, 07/17/19 144A @	2,500	2,430,355
BMW Vehicle Lease Trust 2015-1 2015 1.240%, 12/20/17	1,515	1,516,147
Brentwood CLO Corp. 2006-1A 1.436%, 02/01/22 144A @	2,000	1,847,148
Chesapeake Funding LLC 1.239%, 03/07/26 144A @	1,080	1,067,421
Conseco Financial Corp. 7.650%, 04/15/19	3	3,234
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	1,988	1,990,565
CPS Auto Receivables Trust 2014-A 1.210%, 08/15/18 144A @	241	240,598
Cratos CLO Ltd. 2007-1A D 3.019%, 05/19/21 144A @	2,000	1,989,290
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	1,428	1,447,131
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/01/34•	9	9,333
Ford Credit Auto Owner Trust 2012-C 1.270%, 12/15/17	2,000	1,999,573
Ford Credit Auto Owner Trust 2012-D 1.970%, 05/15/19	1,800	1,803,382
Ford Credit Auto Owner Trust 2013-D 2013 1.540%, 03/15/19	1,500	1,503,017
Gleneagles CLO Ltd. 2005-1A C 1.516%, 11/01/17 144A @	2,000	1,985,178
Golden Credit Card Trust 1.390%, 07/15/19 144A @	2,000	2,000,341
Honda Auto Receivables 2014-2 Owner Trust 2014 0.770%, 03/19/18	1,557	1,554,397
Hyundai Auto Lease Securitization Trust 2014-B 1.540%, 12/17/18 144A @	1,100	1,099,749
Jasper CLO Ltd. 2005-1A 1.516%, 08/01/17 144A @	2,375	2,358,629
Jersey Street CLO Ltd. 2006 2.184%, 10/20/18 144A @	1,000	984,134
Popular ABS Mortgage Pass-Through Trust 2004-4 4.628%, 09/01/34•	5	5,106

	Par (000)	Value†

Red River CLO Ltd. 1A C 1.336%, 07/27/18 144A @	$2,000	$1,954,000
Rockwall CDO II Ltd. 2007-1A 1.316%, 08/01/24 144A @	2,065	1,890,883
Rockwall CDO Ltd. 2006-1A 1.116%, 08/01/21 144A @	1,593	1,581,897
SACO I, Inc. 2005-4 1.333%, 06/25/35 144A @	86	83,703
Santander Drive Auto Receivables Trust 2013-2 2013 1.950%, 03/15/19	3,000	3,008,283
SLM Private Education Loan Trust 2012-A 2012 1.833%, 08/15/25 144A @	1,504	1,504,760
SLM Student Loan Trust 2004-4 0.999%, 01/27/25	2,200	2,115,082
SLM Student Loan Trust 2005-10 0.889%, 10/26/26	2,438	2,268,475
St James River CLO Ltd. 2.935%, 06/11/21 144A @	1,000	961,922
Stone Tower CLO VII Ltd. 2007-7A 2.734%, 08/30/21 144A @	2,000	1,945,080
Volvo Financial Equipment LLC Series 2013-1 1.620%, 08/17/20 144A @	1,000	1,001,330
Westchester CLO Ltd. 2007-1A B 1.056%, 08/01/22 144A @	2,500	2,309,868
World Financial Network Credit Card Master Trust 2012-B 1.760%, 05/17/21	2,032	2,040,624
World Omni Automobile Lease Securitization Trust 2014-A 0.710%, 03/15/17	1,445	1,443,830

TOTAL ASSET BACKED SECURITIES (Cost $54,248,277)		53,949,488

COLLATERALIZED MORTGAGE OBLIGATION — 1.9%
SLM Student Loan Trust 2004-7 0.979%, 04/25/25 (Cost $3,516,820)	3,612	3,562,269

COMMERCIAL MORTGAGE BACKED SECURITIES — 16.6%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY 1.933%, 09/15/26 144A @	1,000	990,306
Boca Hotel Portfolio Trust 2013-BOCA 2.183%, 08/15/26 144A @	1,000	997,965
Fannie Mae - Aces Series 2014-M2 Class ASV1 1.916%, 06/01/21	4,397	4,452,263
FREMF 2011-K701 Mortgage Trust 2011 4.286%, 07/01/48 144A @,•	2,000	2,045,282
FREMF 2012-K705 Mortgage Trust 2012 4.161%, 09/01/44 144A @,•	1,000	1,029,008
FREMF Mortgage Trust Series 2010-K6 Class B 5.362%, 12/01/46 144A @,•	3,000	3,259,780

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
FREMF Mortgage Trust Series 2012-K708 Class C 3.751%, 02/01/45 144A @,•	$2,000	$1,989,500
FREMF Mortgage Trust Series 2012-K710 Class C 3.822%, 06/01/47 144A @,•	2,110	2,112,700
FREMF Mortgage Trust Series 2013-KF02 Class C 4.433%, 12/25/45 144A @	503	493,624
FREMF Mortgage Trust, Series 2013-K713 Class C 3.165%, 04/01/46 144A @,•	2,400	2,366,117
Government National Mortgage Association 2011 3.200%, 11/01/44	4,010	4,080,952
GSCCRE Commercial Mortgage Trust 2015-HULA 2015 2.740%, 08/15/32 144A @	2,000	1,957,419
Hilton USA Trust 2014-ORL B 1.636%, 07/15/29 144A @	2,500	2,402,843
Morgan Stanley Capital I Trust 2006-IQ12 5.332%, 12/01/43	2,918	2,943,103

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $31,647,171)		31,120,862

CORPORATE BONDS — 39.0%
Aerospace & Defense — 0.5%
BAE Systems PLC 3.500%, 10/11/16 144A @	1,000	1,011,292

Airlines — 4.4%
American Airlines 2013-2 Class C Pass Through Trust 6.000%, 01/15/17 144A @	1,974	2,013,283
Continental Airlines 2009-1 Pass Through Trust 9.000%, 01/08/18	2,148	2,194,291
Delta Air Lines 2010-1 Class A Pass Through Trust 6.200%, 01/02/20	1,318	1,409,950
Northwest Airlines 2007-1 Class B Pass-Through Trust 8.028%, 05/01/19	2,005	2,143,357
UAL 2009-2A Pass-Through Trust 9.750%, 07/15/18	485	506,886

		8,267,767

Banks — 5.1%
Bank of America Corp. 3.750%, 07/12/16	1,000	1,007,292
JPMorgan Chase & Co.
1.138%, 02/15/17	1,385	1,386,037
2.000%, 08/15/17	2,000	2,019,712
State Street Corp. 4.956%, 03/15/18	3,000	3,153,138
Wells Fargo & Co. 1.975%, 03/04/21	1,000	1,016,568

	Par (000)	Value†

Banks — (continued)
Wells Fargo Bank NA 6.000%, 11/15/17	$1,000	$1,072,710

		9,655,457

Beverages — 1.5%
Constellation Brands, Inc. 7.250%, 05/15/17	1,750	1,850,625
SABMiller Holdings, Inc. 1.306%, 08/01/18 144A @	900	895,752

		2,746,377

Diversified Financial Services — 6.7%
AerCap Aviation Solutions BV 6.375%, 05/30/17	1,000	1,031,250
Air Lease Corp. 2.625%, 09/04/18	2,000	1,987,374
Ally Financial, Inc.
3.600%, 05/21/18	1,000	991,250
3.250%, 11/05/18	1,000	983,500
American Honda Finance Corp. 1.443%, 02/22/19	1,000	1,002,839
Ford Motor Credit Co. LLC 1.724%, 12/06/17	2,000	1,985,256
Icahn Enterprises LP 3.500%, 03/15/17	1,000	995,000
International Lease Finance Corp. 6.750%, 09/01/16 144A @	1,463	1,484,945
Vesey Street Investment Trust, STEP 4.404%, 09/01/16	2,000	2,015,880

		12,477,294

Electric — 2.4%
Entergy Gulf States, Inc. 6.180%, 03/01/35	2,000	1,995,896
Israel Electric Corp. Ltd. 6.700%, 02/10/17 144A @	1,000	1,037,736
San Diego Gas & Electric Co. 1.914%, 02/01/22	1,376	1,368,415

		4,402,047

Electronics — 0.5%
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	1,000	999,344

Food — 0.3%
WM Wrigley Jr. Co. 1.400%, 10/21/16 144A @	500	501,046

Gas — 1.6%
Sabine Pass LNG LP 7.500%, 11/30/16	3,000	3,087,000

Healthcare Products — 0.5%
Stryker Corp. 2.000%, 03/08/19	1,000	1,010,679

Healthcare Services — 0.6%
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/17	1,000	1,055,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Housewares — 1.1%
Newell Brands, Inc. 2.600%, 03/29/19	$2,000	$2,029,084

Insurance — 0.7%
MassMutual Global Funding II 2.350%, 04/09/19 144A @	1,356	1,385,725

Internet — 0.5%
eBay Inc. 2.500%, 03/09/18	1,000	1,016,220

Machinery - Diversified — 1.2%
Stanley Black & Decker, Inc. 2.451%, 11/17/18	1,000	1,015,435
Xylem, Inc. 3.550%, 09/20/16	1,165	1,166,038

		2,181,473

Media — 0.5%
Thomson Reuters Corp. 1.300%, 02/23/17	1,000	998,216

Oil & Gas — 0.6%
Statoil ASA 3.125%, 08/17/17	1,000	1,026,651

Oil & Gas Services — 1.6%
Cameron International Corp. 1.150%, 12/15/16	1,000	999,575
Schlumberger Holdings Corp. 2.350%, 12/21/18 144A @	2,000	2,013,120

		3,012,695

Pharmaceuticals — 1.2%
Mylan, Inc. 1.800%, 06/24/16	1,260	1,260,907
Perrigo Co., PLC 1.300%, 11/08/16 144A @	1,000	995,320

		2,256,227

Pipelines — 1.0%
Spectra Energy Partners LP 2.950%, 06/15/16	1,000	1,001,220
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	1,000	868,274

		1,869,494

Retail — 0.8%
Yum! Brands, Inc. 6.250%, 04/15/16	1,500	1,501,500

Semiconductors — 0.8%
NXP BV/NXP Funding LLC 3.750%, 06/01/18 144A @	1,000	1,012,500
Samsung Electronics America, Inc. 1.750%, 04/10/17 144A @	495	494,516

		1,507,016

Telecommunications — 3.6%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	1,000	1,004,183

	Par (000)	Value†

Telecommunications — (continued)
British Telecommunications PLC 1.625%, 06/28/16	$1,000	$1,001,250
Crown Castle Towers LLC 6.113%, 01/15/40 144A @	1,867	2,059,929
Verizon Communications, Inc.
2.500%, 09/15/16	680	685,236
2.000%, 11/01/16	1,000	1,007,000
1.350%, 06/09/17	1,000	1,002,868

		6,760,466

Trucking and Leasing — 1.3%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	1,500	1,506,120
GATX Corp. 1.250%, 03/04/17	1,000	992,992

		2,499,112

TOTAL CORPORATE BONDS (Cost $73,326,611)		73,257,182

MUNICIPAL NOTE — 0.2%
Regional — 0.2%
La Paz County Industrial Development Authority 6.250%, 12/01/19 (Cost $389,243)	375	390,454

RESIDENTIAL MORTGAGE BACKED SECURITIES — 4.1%
Collateralized Mortgage Obligations — 4.0%
Fannie Mae REMICS 0.633%, 10/25/37	7,650	7,615,802

Fannie Mae Pool — 0.1%
4.000%, 06/01/20	124	129,576

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $7,717,231)		7,745,378

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bond
0.750%, 12/31/17	9,800	9,803,450
U.S. Treasury Note
2.000%, 04/30/16	1,600	1,602,253
0.500%, 01/31/17	1,000	999,258
0.875%, 02/28/17	2,000	2,004,296
0.875%, 05/15/17	1,800	1,804,289
1.125%, 04/30/20	1,500	1,502,109

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,686,806)		17,715,655

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	3,274,386	3,274,386

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
BlackRock Liquidity Funds TempFund - Institutional Shares	218	$218
Federated Prime Obligations Fund - Class I	407	407
Fidelity Institutional Prime Money Market Portfolio - Class I	198	198
Fidelity Institutional Prime Money Market Portfolio - Institutional Class	1,023	1,023
Wells Fargo Advantage Government Money Market Fund - Institutional Class	77	77
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $3,276,315)		3,276,315

TOTAL INVESTMENTS — 101.9% (Cost $192,200,276)(a)		$191,414,117

Other Assets & Liabilities — (1.9)%		(3,649,823)

TOTAL NET ASSETS — 100.0%		$187,764,294

†	See Security Valuation Note.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $192,222,975. Net unrealized Depreciation was $808,857. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $385,678 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,194,535.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 03/31/2016††
United States	82%
Cayman Islands	12
Canada	1
Israel	1
Netherlands	1
Norway	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

LIMITED MATURITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobse- rvable Input
U.S. TREASURY OBLIGATIONS	$17,715,655	$—	$17,715,655	$—
AGENCY OBLIGATION	396,514	—	396,514	—
ASSET BACKED SECURITIES	53,949,488	—	53,949,488	—
COLLATERALIZED MORTGAGE OBLIGATION	3,562,269	—	3,562,269	—
COMMERCIAL MORTGAGE BACKED SECURITIES	31,120,862	—	31,120,862	—
TOTAL CORPORATE BONDS	73,257,182	—	73,257,182	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	7,745,378	—	7,745,378	—
SHORT-TERM INVESTMENTS	3,276,315	3,276,315	—	—
MUNICIPAL NOTES	390,454	—	390,454	—

TOTAL INVESTMENTS	$191,141,117	$3,276,315	$188,137,802	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 0.5%
Federal National Mortgage Association — 0.1%
1.233%, 09/25/22	$516	$517,947

Government National Mortgage Association — 0.4%
4.315%, 10/16/45 2011•	2,000	2,232,906

TOTAL AGENCY OBLIGATIONS (Cost $2,630,896)		2,750,853

ASSET BACKED SECURITIES — 16.1%
Avenue CLO VI Ltd. 2007-6A 2.783%, 07/17/19 144A @,•	2,500	2,430,355
Babson CLO, Inc. 2007-I 1.870%, 01/18/21 144A @,•	2,500	2,417,965
Brentwood CLO Corp. 2006-1A 1.436%, 02/01/22 144A @,•	4,000	3,694,296
Chase Issuance Trust 07-B1 0.683%, 04/15/19•	2,000	1,992,224
Chrysler Capital Auto Receivables Trust 2014-B 2.700%, 05/15/20 144A @	3,000	3,011,463
Conseco Financial Corp. 1996-10 7.240%, 11/15/28•	412	243,621
Cratos CLO Ltd. 2007-1A D 3.019%, 05/19/21 144A @,•	3,000	2,983,935
Emerson Place CLO Ltd. 2006-1A C 1.398%, 01/15/19 144A @,•	3,200	2,949,328
Ford Credit Auto Owner Trust 2012-D 1.010%, 05/15/18	2,385	2,376,133
Ford Credit Auto Owner Trust 2013-D 2013 1.540%, 03/15/19	5,000	5,010,056
Gleneagles CLO Ltd. 2005-1A C 1.516%, 11/01/17 144A @,•	2,500	2,481,473
Honda Auto Receivables 2014-1 Owner Trust 2014 1.040%, 02/21/20	3,750	3,748,358
Jasper CLO Ltd. 2005-1A 1.516%, 08/01/17 144A @,•	4,375	4,344,843
Keycorp Student Loan Trust 2006-A 0.940%, 09/27/35•	4,554	4,404,507
Red River CLO Ltd. 1A C 1.336%, 07/27/18 144A @,•	3,500	3,419,500
Rockwall CDO II Ltd. 2007-1A144A @,•
0.866%, 08/01/24	5,851	5,713,277
1.316%, 08/01/24	4,000	3,662,728
Rockwall CDO Ltd. 2006-1A 1.116%, 08/01/21 144A @,•	2,389	2,372,845
SACO I, Inc. 2005-4 1.333%, 06/25/35 144A @,•	258	251,110
SLC Student Loan Trust 2005-1 0.818%, 02/15/45•	6,208	5,196,354
SLM Student Loan Trust 2004-4 0.999%, 01/27/25•	5,800	5,576,126
SLM Student Loan Trust 2005-10 0.889%, 10/26/26•	5,000	4,652,327
SLM Student Loan Trust 2012-6 1.433%, 04/27/43•	7,205	6,378,615

	Par (000)	Value†

Stone Tower CLO VII Ltd. 2007-7A 2.734%, 08/30/21 144A @,•	$3,000	$2,917,620
Westchester CLO Ltd. 2007-1A B 1.056%, 08/01/22 144A @,•	4,500	4,157,762

TOTAL ASSET BACKED SECURITIES (Cost $88,130,787)		86,386,821

COMMERCIAL MORTGAGE BACKED SECURITIES — 21.1%
Boca Hotel Portfolio Trust 2013-BOCA144A @,•
1.583%, 08/15/26	305	304,235
2.183%, 08/15/26	1,000	997,965
CFCRE Commercial Mortgage Trust 2011-C1 4.961%, 04/15/44 144A @,•	1,000	1,113,242
Citigroup Deutsche Bank Commercial Mortgage Trust 2007-CD4 5.322%, 12/11/49	1,154	1,176,628
FREMF Mortgage Trust Series 2010-K6 Class B 5.362%, 12/25/46 144A @,•	7,795	8,469,994
FREMF Mortgage Trust Series 2012-K18 Class B 4.255%, 01/25/45 144A @,•	6,000	6,330,760
FREMF Mortgage Trust Series 2012-K19 Class C 4.035%, 05/25/45 144A @,•	4,500	4,542,819
FREMF Mortgage Trust Series 2012-K20 Class C 3.869%, 05/25/45 144A @,•	6,000	6,044,401
FREMF Mortgage Trust Series 2012-K21 Class C 3.938%, 07/25/45 144A @,•	4,720	4,614,567
FREMF Mortgage Trust Series 2012-K22 Class B 3.686%, 08/25/45 144A @,•	9,145	9,157,586
FREMF Mortgage Trust Series 2012-K23 Class C 3.656%, 10/25/45 144A @,•	5,000	4,732,838
FREMF Mortgage Trust Series 2012-K707 Class B 3.883%, 01/25/47 144A @,•	8,272	8,473,703
FREMF Mortgage Trust Series 2012-K710 Class C 3.822%, 06/25/47 144A @,•	5,175	5,181,621
FREMF Mortgage Trust Series 2012-K711 Class B 3.562%, 08/25/45 144A @,•	6,000	6,008,692
FREMF Mortgage Trust Series 2013-K27 Class C 3.496%, 01/25/46 144A @,•	5,000	4,546,458
FREMF Mortgage Trust Series 2013-K28 Class C 3.495%, 06/25/46 144A @,•	4,751	4,295,468
FREMF Mortgage Trust Series 2013-KF02 Class C 4.433%, 12/25/45 144A @,•	503	493,623

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
FREMF Mortgage Trust Series 2014-K37 Class B 4.558%, 01/25/47 144A @,•	$5,825	$6,071,698
FREMF Mortgage Trust Series 2014-K40 Class B 4.072%, 11/25/47 144A @,•	4,500	4,527,741
FREMF Mortgage Trust Series 2014-K41 Class B 3.831%, 11/25/47 144A @,•	5,000	4,722,618
FREMF Mortgage Trust Series 2014-K503 Class B 3.009%, 10/25/47 144A @,•	5,000	4,981,565
FREMF Mortgage Trust Series 2015-K44 Class B 3.685%, 01/25/48 144A @,•	5,000	4,368,892
FREMF Mortgage Trust Series 2015-K45 Class B 3.591%, 04/25/48 144A @,•	5,000	4,336,531
FREMF Mortgage Trust Series 2015-K718 Class B 3.548%, 02/25/22 144A @,•	4,500	4,154,846
Hilton USA Trust 2014-ORL B 1.636%, 07/15/29 144A @,•	1,500	1,441,706
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 01/15/49	1,352	1,379,430
Morgan Stanley Capital I Trust 2005-IQ10 6.272%, 09/15/42•	457	457,290

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $115,907,968)		112,926,917

CORPORATE BONDS — 34.9%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	3,111,555

Airlines — 4.5%
American Airlines 2013-2 Class C Pass Through Trust 6.000%, 01/15/17 144A @	4,175	4,258,093
American Airlines 2015-2 Class B Pass Through Trust 4.400%, 09/22/23	3,000	2,943,750
American Airlines 2016-1 Class B Pass Through Trust 5.250%, 01/15/24	2,000	2,010,000
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 08/10/22	2,218	2,539,342
Delta Air Lines 2015-1 Class B Pass Through Trust 4.250%, 07/30/23	2,925	2,866,522
UAL 2009-1 Pass Through Trust 10.400%, 11/01/16	2,628	2,730,424

	Par (000)	Value†

Airlines — (continued)
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17	$3,586	$3,747,460
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/24	2,491	2,784,207

		23,879,798

Banks — 3.5%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,073,471
JPMorgan Chase & Co. 3.875%, 09/10/24	3,600	3,691,983
Morgan Stanley 5.950%, 12/28/17	2,050	2,193,295
State Street Corp. 4.956%, 03/15/18	7,215	7,583,297
Wells Fargo & Co. 3.000%, 02/19/25	4,000	4,032,472

		18,574,518

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	3,000	3,154,839

Biotechnology — 1.0%
Amgen, Inc. 2.700%, 05/01/22	3,000	3,057,537
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,095,133
Genentech, Inc. 5.250%, 07/15/35	1,000	1,242,962

		5,395,632

Commercial Services — 0.5%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	1,855,000
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	1,001,714

		2,856,714

Diversified Financial Services — 1.9%
Air Lease Corp. 3.750%, 02/01/22	2,000	1,991,220
American Express Co. 6.150%, 08/28/17	2,000	2,126,732
Ford Motor Credit Co. LLC 1.462%, 03/12/19•	3,000	2,926,281
General Electric Capital Corp. 7.500%, 08/21/35	2,263	3,255,301

		10,299,534

Electric — 1.1%
Enel Finance International NV 6.250%, 09/15/17 144A @	1,000	1,067,000
Entergy Gulf States, Inc. 6.180%, 03/01/35	4,800	4,790,150

		5,857,150

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Engineering & Construction — 0.9%
SBA Tower Trust 3.156%, 10/15/20 144A @	$3,000	$3,001,140
Sydney Airport Finance Co. Pty Ltd. 3.375%, 04/30/25 144A @	2,000	1,980,316

		4,981,456

Food — 0.8%
Kellogg Co. 4.500%, 04/01/46	3,000	3,071,436
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	1,009,986

		4,081,422

Forest Products & Paper — 0.5%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,550,430

Gas — 0.8%
Sabine Pass LNG LP 7.500%, 11/30/16	4,380	4,507,020

Healthcare Products — 1.7%
Becton Dickinson and Co. 3.300%, 03/01/23	1,103	1,123,697
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,072,942
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,024,074
Stryker Corp. 3.375%, 11/01/25	2,000	2,051,398
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	1,000	1,081,437
3.550%, 04/01/25	3,000	3,031,188

		9,384,736

Housewares — 0.4%
Newell Rubbermaid, Inc. 4.200%, 04/01/26	2,000	2,092,088

Insurance — 1.1%
New York Life Insurance Co. 5.875%, 05/15/33 144A @	4,925	5,893,669

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	1,000	1,027,358

Lodging — 0.7%
Starwood Hotels & Resorts Worldwide, Inc. 4.500%, 10/01/34	4,000	3,824,488

Machinery - Diversified — 0.6%
Roper Technologies Inc. 3.850%, 12/15/25	3,000	3,099,378

Media — 0.6%
Belo Corp. 7.750%, 06/01/27	2,000	2,120,000

	Par (000)	Value†

Media — (continued)
Comcast Cable Holdings LLC 9.875%, 06/15/22	$1,000	$1,320,764

		3,440,764

Mining — 0.5%
Barrick Gold Corp. 5.250%, 04/01/42	2,000	1,721,540
Goldcorp, Inc. 3.625%, 06/09/21	1,000	1,008,236

		2,729,776

Oil & Gas — 1.7%
Anadarko Petroleum Corp. 0.000%, 10/10/36 ¤	7,500	2,786,250
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,044,745
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,446,113
Exxon Mobil Corp. 2.726%, 03/01/23	3,000	3,051,126

		9,328,234

Oil & Gas Services — 0.6%
Halliburton Co. 3.375%, 11/15/22	3,000	3,053,007

Pharmaceuticals — 3.6%
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,184,391
Johnson & Johnson 4.375%, 12/05/33	4,000	4,556,696
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,123,562
Mylan NV 3.000%, 12/15/18 144A @	2,000	2,027,446
Perrigo Co. PLC 4.000%, 11/15/23	3,134	3,186,651
Wyeth LLC 5.950%, 04/01/37	2,500	3,212,065
Zoetis Inc. 4.500%, 11/13/25	3,000	3,208,098

		19,498,909

Pipelines — 1.3%
Enterprise Products Operating LLC 3.350%, 03/15/23	4,000	3,981,520
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875%, 03/01/22	2,000	1,942,980
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	1,500	1,302,411

		7,226,911

Real Estate Investment Trusts — 0.5%
American Tower Corp. 4.700%, 03/15/22	2,500	2,707,138

Retail — 1.7%
McDonald’s Corp. 5.700%, 02/01/39	2,110	2,481,079

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
Rite Aid Corp. 6.125%, 04/01/23 144A @	$4,000	$4,240,000
Yum! Brands Inc. 5.350%, 11/01/43	3,000	2,298,750

		9,019,829

Telecommunications — 1.7%
Alcatel-Lucent USA, Inc. 6.500%, 01/15/28	3,000	3,090,000
Crown Castle Towers LLC 3.663%, 05/15/25 144A @	4,000	4,062,560
Verizon Communications, Inc. 2.500%, 09/15/16	2,000	2,015,402

		9,167,962

Transportation — 0.8%
BNSF Railway Co. 2015-1 Pass Through Trust 3.442%, 06/16/28 144A @	2,944	3,025,619
Federal Express Corp 1999 Pass Through Trust 7.650%, 01/15/22	1,028	1,198,194

		4,223,813

Trucking and Leasing — 0.5%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	2,500	2,510,200

TOTAL CORPORATE BONDS (Cost $185,177,211)		187,478,328

MUNICIPAL BOND — 0.6%
City of Industry CA 5.125%, 01/01/51 (Cost $2,935,536)	3,000	3,147,180

RESIDENTIAL MORTGAGE BACKED SECURITIES — 11.3%
Fannie Mae Pool — 10.6%
3.000%, 12/30/99	15,000	15,355,077
4.000%, 08/01/41	6,546	7,013,822
2.500%, 01/01/43	3,092	3,082,073
2.500%, 02/01/43	9,045	9,016,119
3.000%, 03/01/43	8,727	8,970,792
2.500%, 05/01/43	11,619	11,581,747
3.500%, 09/01/43	1,749	1,836,742

		56,856,372

Freddie Mac Gold Pool — 0.6%
3.500%, 01/01/41	2,342	2,455,398
3.500%, 02/01/41	737	772,343

		3,227,741

Ginnie Mae Pool — 0.1%
6.000%, 10/15/38	386	435,499

	Par (000)	Value†

Ginnie Mae Pool — (continued)
6.000%, 10/15/38	$221	$248,900

		684,399

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $58,778,439)		60,768,512

U.S. TREASURY OBLIGATIONS — 17.1%
U.S. Treasury Bond
0.750%, 12/31/17	4,500	4,501,584
1.375%, 01/31/20	5,000	5,057,615
2.125%, 01/31/21	2,600	2,711,108
2.250%, 11/15/24	3,000	3,127,734
4.375%, 02/15/38	7,000	9,461,214
3.125%, 02/15/43	4,000	4,430,156
3.625%, 08/15/43	4,200	5,101,030
3.750%, 11/15/43	3,500	4,347,109
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	5,058	5,164,444
0.250%, 01/15/25	15,004	15,130,293
0.375%, 07/15/25	2,997	3,062,565
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/24	4,569	4,757,524
1.000%, 02/15/46	3,000	3,128,454
U.S. Treasury Note
0.625%, 05/31/17	5,000	4,997,070
0.625%, 08/31/17	4,000	3,995,156
1.500%, 02/28/23	6,500	6,481,975
1.750%, 05/15/23	6,250	6,335,938

TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,297,312)		91,790,969

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	14,713,596	14,713,596
BlackRock Liquidity Funds TempFund - Institutional Shares	447	447
Federated Prime Obligations Fund - Class I	312	312
Fidelity Institutional Prime Money Market Portfolio - Class I	272	272
Fidelity Institutional Prime Money Market Portfolio - Institutional Class	716	716
Wells Fargo Advantage Government Money Market Fund - Institutional Class	52	52
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $14,715,397)		14,715,397

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

QUALITY BOND FUND

TOTAL INVESTMENTS — 104.4% (Cost $556,573,546)(a)	$559,964,977

Other Assets & Liabilities — (4.4)%	(23,379,677)

TOTAL NET ASSETS — 100.0%	$536,585,300

†	See Security Valuation Note.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $556,573,546. Net unrealized appreciation was $3,333,641. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,316,665 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,983,023.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 03/31/2016††
United States	90%
Cayman Islands	8
Ireland	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

QUALITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signif- icant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$91,790,969	$—	$91,790,969	$—
AGENCY OBLIGATIONS	2,750,853	—	2,750,853	—
ASSET BACKED SECURITIES	86,386,821	—	86,386,821	—
COMMERCIAL MORTGAGE BACKED SECURITIES	112,926,917	—	112,926,917	—
CORPORATE BONDS	187,478,328	—	187,478,328	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	60,768,512	—	60,768,512	—
MUNICIPAL BONDS	3,147,180	—	3,147,180	—
SHORT-TERM INVESTMENTS	14,715,397	14,715,397	—	—

TOTAL INVESTMENTS	$559,964,977	$14,715,397	$545,249,580	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18 (Cost $325,000)	$325	$341,656

	Number of Shares	Value†
COMMON STOCKS — 0.6%
Diversified Financial Services — 0.0%
Sentry Holdings A Shares*~	294	190

Entertainment — 0.0%
New Cotai Participation Class B* 144A@, ^,~	1	33,264

Media — 0.2%
Altice N.V. Class A*	4,116	73,345
Altice N.V. Class B*	1,372	24,722
Liberty Broadband Corp.*	3,500	202,825
Liberty Global PLC*	2,300	86,388
Liberty Global PLC LiLAC*	115	4,356

		391,636

Oil & Gas — 0.0%
Hercules Offshore, Inc.*	10,451	25,082

Real Estate — 0.1%
The Howard Hughes Corp.*	600	63,534

Telecommunications — 0.3%
First Data Corp.*	10,500	135,870
NII Holdings, Inc.*	13,299	73,544
T-Mobile US, Inc.*	9,400	360,020

		569,434

TOTAL COMMON STOCKS (Cost $1,269,638)		1,083,140

PREFERRED STOCKS — 0.6%
Diversified Financial Services — 0.0%
Sentry Holdings B Pref Shrs*^,~	65,529	69,646

Oil & Gas — 0.1%
WPX Energy, Inc.	5,350	188,801

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*^,~	725	0

Pharmaceuticals — 0.2%
Allergan PLC	337	309,750

Telecommunications — 0.3%
Crown Castle International Corp. CONV.	3,750	402,000
T-Mobile US, Inc.	1,463	96,851

		498,851

TOTAL PREFERRED STOCKS (Cost $1,042,552)		1,067,048

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Commercial Services — 0.1%
Iron Mountain, Inc.	$6,100	$206,851

Diversified — 0.2%
American Tower Corp.	1,207	126,976
American Tower Corp.	1,325	136,674

		263,650

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $444,258)		470,501

CORPORATE BONDS — 86.8%
Advertising — 0.9%
Acosta, Inc. 7.750%, 10/01/22 144A @	325	301,437
Lamar Media Corp. 5.875%, 02/01/22	125	131,563
MDC Partners, Inc. 6.500%, 05/01/24 144A @	650	663,812
Outfront Media Capital LLC 5.625%, 02/15/24	400	416,500

		1,513,312

Aerospace & Defense — 0.7%
Accudyne Industries LLC 7.750%, 12/15/20 144A @	350	276,500
StandardAero Aviation Holdings, Inc. 10.000%, 07/15/23 144A @	500	477,500
TransDigm, Inc.
6.500%, 07/15/24	200	198,440
6.500%, 05/15/25	175	171,063

		1,123,503

Airlines — 1.4%
Air Canada
6.750%, 10/01/19 144A @	50	51,750
7.750%, 04/15/21 144A @	350	344,750
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A @	64	65,009
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @,^	200	208,000
American Airlines Group, Inc. 5.500%, 10/01/19 144A @	650	661,375
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/24	67	66,400
United Continental Holdings, Inc.
6.375%, 06/01/18	325	341,250
6.000%, 12/01/20	550	577,500

		2,316,034

Apparel — 0.1%
Levi Strauss & Co. 6.875%, 05/01/22	200	216,000

Auto Manufacturers — 0.4%
Jaguar Land Rover Automotive PLC 5.625%, 02/01/23 144A @	600	616,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Auto Manufacturers — (continued)
Tesla Motors, Inc. 0.250%, 03/01/19	$117	$106,324

		722,824

Auto Parts & Equipment — 1.0%
Affinia Group, Inc. 7.750%, 05/01/21	200	206,000
Gestamp Funding Luxembourg S.A. 5.625%, 05/31/20 144A @	300	305,700
MPG Holdco I , Inc. 7.375%, 10/15/22	475	470,250
Nexteer Automotive Group Ltd. 5.875%, 11/15/21 144A @	200	203,376
TI Group Automotive Systems LLC 8.750%, 07/15/23 144A @	475	456,000

		1,641,326

Banks — 4.8%
ABN AMRO Bank NV 5.750%, 12/29/49•	400	435,248
Ally Financial, Inc.
7.500%, 09/15/20	260	287,950
5.125%, 09/30/24	75	76,687
5.750%, 11/20/25	350	342,125
8.000%, 11/01/31	425	484,500
Banco Bilbao Vizcaya Argentaria SA 7.000%, 12/29/49•	800	840,682
Banco Santander SA 6.375%, 05/29/49•	800	720,000
Bank of America Corp. 6.300%, 12/29/49•	300	309,000
Citigroup, Inc.
5.800%, 11/29/49•	240	229,560
5.950%, 12/29/49•	810	775,170
Credit Agricole SA 6.625%, 09/29/49 144A @,•	400	375,904
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17 144A @	100	101,463
7.250%, 01/28/21 144A @	400	402,000
Intesa Sanpaolo SpA 7.700%, 12/29/49 144A @,•	925	849,844
JPMorgan Chase & Co. 5.300%, 12/29/49•	710	711,775
Provident Funding Associates LP 6.750%, 06/15/21 144A @	250	236,875
Synovus Financial Corp.
5.125%, 06/15/17	181	184,167
7.875%, 02/15/19	300	330,000
The Goldman Sachs Group, Inc. 5.375%, 12/29/49•	475	459,515

		8,152,465

Beverages — 0.2%
Constellation Brands, Inc. 6.000%, 05/01/22	300	337,500

	Par (000)	Value†

Biotechnology — 0.3%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/23 144A @	$275	$242,688
Concordia Healthcare Corp. 9.500%, 10/21/22 144A @	350	338,625

		581,313

Building Materials — 1.9%
Builders FirstSource, Inc. 7.625%, 06/01/21 144A @	325	338,000
Cemex Finance LLC 9.375%, 10/12/22 144A @	450	495,000
LSF9 Balta Issuer S.A. 7.750%, 09/15/22	325	389,234
Masonite International Corp. 5.625%, 03/15/23 144A @	175	182,875
NCI Building Systems, Inc. 8.250%, 01/15/23 144A @	225	236,812
Norbord, Inc. 6.250%, 04/15/23 144A @	225	221,625
Nortek, Inc. 8.500%, 04/15/21	350	363,125
Pfleiderer GmbH 7.875%, 08/01/19	400	475,202
Reliance Intermediate Holdings LP 6.500%, 04/01/23 144A @	450	462,937

		3,164,810

Chemicals — 1.9%
Hexion, Inc.
6.625%, 04/15/20	825	684,750
10.000%, 04/15/20	150	135,000
Huntsman International LLC 4.875%, 11/15/20	50	49,500
INEOS Group Holdings S.A. 6.125%, 08/15/18 144A @	200	203,374
Kerling PLC 10.625%, 02/01/17 144A @	325	370,743
Platform Specialty Products Corp.
10.375%, 05/01/21 144A @	300	290,250
6.500%, 02/01/22 144A @	225	189,422
PQ Corp. 8.750%, 11/01/18 144A @	725	679,687
Univar USA, Inc. 6.750%, 07/15/23 144A @	575	561,344
WR Grace & Co. 5.125%, 10/01/21 144A @	75	78,000

		3,242,070

Coal — 0.1%
Murray Energy Corp. 11.250%, 04/15/21 144A @	600	79,500
SunCoke Energy Partners LP
7.375%, 02/01/20 144A @	25	17,375
7.375%, 02/01/20 144A @	100	69,500
7.375%, 02/01/20 144A @	25	17,375

		183,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — 2.0%
Alliance Data Systems Corp. 5.375%, 08/01/22 144A @	$300	$281,250
Ashtead Capital, Inc. 6.500%, 07/15/22 144A @	125	132,812
Avis Budget Car Rental LLC 5.250%, 03/15/25 144A @	300	274,500
CAR, Inc. 6.125%, 02/04/20 144A @	210	215,460
CEB, Inc. 5.625%, 06/15/23 144A @	475	483,312
Europcar Groupe S.A. 5.750%, 06/15/22 144A @	200	237,822
H&E Equipment Services, Inc. 7.000%, 09/01/22	150	152,250
Harland Clarke Holdings Corp.
9.750%, 08/01/18 144A @	175	172,375
6.875%, 03/01/20 144A @	125	111,250
Iron Mountain Europe PLC 6.125%, 09/15/22 144A @	225	327,195
Laureate Education, Inc. 9.250%, 09/01/19 144A @	35	25,725
Lender Processing Services, Inc. 5.750%, 04/15/23	128	132,480
Loxam SAS 7.000%, 07/23/22 144A @	225	267,140
Monitronics International, Inc. 9.125%, 04/01/20	225	182,250
Safway Group Holding LLC 7.000%, 05/15/18 144A @	250	250,625
Truven Health Analytics, Inc. 10.625%, 06/01/20	100	106,650

		3,353,096

Computers — 0.9%
Western Digital Corp.
7.375%, 04/01/23 144A @	800	816,000
10.500%, 04/01/24 144A @	775	776,937

		1,592,937

Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. 5.750%, 12/15/23 144A @	150	156,000
Entertainment One Ltd. 6.875%, 12/15/22 144A @	100	142,619
Matalan Finance PLC 6.875%, 06/01/19 144A @	125	152,511

		451,130

Diversified Financial Services — 4.8%
Cantor Commercial Real Estate Co. LP 7.750%, 02/15/18 144A @	200	198,000
Consolidated Energy Finance S.A. 6.750%, 10/15/19 144A @	750	714,375
E*TRADE Financial Corp. 5.375%, 11/15/22	300	316,875
Garfunkelux Holdco 3 S.A. 8.500%, 11/01/22 144A @	175	248,000

	Par (000)	Value†

Diversified Financial Services — (continued)
Icahn Enterprises LP 4.875%, 03/15/19	$350	$336,000
Jefferies LoanCore LLC 6.875%, 06/01/20 144A @	400	341,000
Ladder Capital Finance Holdings LLLP. 5.875%, 08/01/21 144A @	175	153,125
Lincoln Finance Ltd. 6.875%, 04/15/21 144A @	1,150	1,357,660
National Financial Partners Corp. 9.000%, 07/15/21 144A @	100	96,000
Nationstar Mortgage LLC
7.875%, 10/01/20	150	143,625
6.500%, 07/01/21	825	732,187
Navient Corp. 5.000%, 10/26/20	375	340,313
Nord Anglia Education Finance LLC 5.750%, 07/15/22 144A @	175	186,548
Ocwen Financial Corp. 6.625%, 05/15/19	591	463,935
OneMain Financial Holdings, Inc.
6.750%, 12/15/19 144A @	275	275,275
7.250%, 12/15/21 144A @	515	512,425
Outerwall, Inc.
6.000%, 03/15/19	450	382,500
5.875%, 06/15/21	350	259,000
Quicken Loans, Inc. 5.750%, 05/01/25 144A @	650	630,500
Transworld Systems, Inc. 9.500%, 08/15/21 144A @	375	181,875
Walter Investment Management Corp. 7.875%, 12/15/21	475	308,750

		8,177,968

Electric — 1.9%
AES Corp. 5.500%, 03/15/24	500	488,750
Calpine Corp.
5.375%, 01/15/23	300	290,814
5.500%, 02/01/24	275	264,000
Dynegy, Inc. 6.750%, 11/01/19	400	398,000
Energy Future Intermediate Holding Co. LLC 11.750%, 03/01/22 144A @,¤	952	1,035,421
Infinis PLC 7.000%, 02/15/19 144A @	300	433,028
NRG Energy, Inc. 6.625%, 03/15/23	275	256,523

		3,166,536

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. 5.500%, 06/15/25 144A @	375	376,875

Energy-Alternate Sources — 0.1%
Terraform Power Operating LLC
5.875%, 02/01/23 144A @	75	60,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Energy-Alternate Sources — (continued)
6.125%, 06/15/25 144A @	$225	$175,500

		236,250

Engineering & Construction — 0.1%
Swissport Investments S.A. 6.750%, 12/15/21 144A @	100	120,470

Entertainment — 2.8%
AMC Entertainment, Inc. 5.750%, 06/15/25	575	587,937
Eldorado Resorts, Inc. 7.000%, 08/01/23	425	439,875
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A @	450	349,952
International Game Technology PLC
6.250%, 02/15/22 144A @	600	610,380
6.500%, 02/15/25 144A @	350	346,500
Intralot Finance Luxembourg S.A. 9.750%, 08/15/18 144A @	225	262,429
Peninsula Gaming LLC 8.375%, 02/15/18 144A @	200	203,500
Regal Entertainment Group 5.750%, 03/15/22	575	595,125
Scientific Games International, Inc. 7.000%, 01/01/22 144A @	300	306,000
Shingle Springs Tribal Gaming Authority 9.750%, 09/01/21 144A @	440	477,400
Snai SpA 7.625%, 06/15/18 144A @	325	378,546
WMG Acquisition Corp. 6.000%, 01/15/21 144A @	188	192,230

		4,749,874

Food — 2.2%
Boparan Finance PLC 5.250%, 07/15/19 144A @	100	140,034
Dean Foods Co. 6.500%, 03/15/23 144A @	450	462,937
JBS Investments GmbH 7.750%, 10/28/20 144A @	400	396,000
JBS USA LLC 5.875%, 07/15/24 144A @	375	338,437
Minerva Luxembourg S.A.
12.250%, 02/10/22 144A @	200	208,000
7.750%, 01/31/23 144A @	475	479,156
Post Holdings, Inc.
6.750%, 12/01/21 144A @	225	237,094
7.375%, 02/15/22	500	528,750
7.750%, 03/15/24 144A @	125	137,188
8.000%, 07/15/25 144A @	100	111,000
Shearer’s Foods LLC 9.000%, 11/01/19 144A @	75	78,563
TreeHouse Foods, Inc. 6.000%, 02/15/24 144A @	225	238,500
US Foods, Inc. 8.500%, 06/30/19	425	436,687

		3,792,346

	Par (000)	Value†

Forest Products & Paper — 0.4%
Cascades, Inc. 5.500%, 07/15/22 144A @	$150	$144,281
Mercer International, Inc.
7.000%, 12/01/19	375	376,875
7.750%, 12/01/22	200	199,250

		720,406

Gas — 0.0%
NGL Energy Partner LP 5.125%, 07/15/19	75	45,375

Hand & Machine Tools — 0.6%
Apex Tool Group LLC 7.000%, 02/01/21 144A @	800	648,000
Milacron LLC 7.750%, 02/15/21 144A @	325	299,000

		947,000

Healthcare Products — 0.2%
Crimson Merger Sub, Inc. 6.625%, 05/15/22 144A @	250	186,563
Hill-Rom Holdings, Inc. 5.750%, 09/01/23 144A @	150	155,250

		341,813

Healthcare Services — 3.0%
Acadia Healthcare Co., Inc.
5.625%, 02/15/23	200	203,000
6.500%, 03/01/24 144A @	175	182,000
Centene Corp.
5.625%, 02/15/21 144A @	175	182,438
6.125%, 02/15/24 144A @	100	105,250
Community Health Systems, Inc. 6.875%, 02/01/22	1,175	1,060,437
HCA, Inc.
5.000%, 03/15/24	220	225,088
5.250%, 06/15/26	475	486,875
IASIS Healthcare LLC 8.375%, 05/15/19	450	443,812
Molina Healthcare, Inc. 5.375%, 11/15/22 144A @	275	282,563
Select Medical Corp. 6.375%, 06/01/21	125	118,125
Surgery Center Holdings, Inc. 8.875%, 04/15/21 144A @	250	250,000
Synlab Bondco PLC 6.250%, 07/01/22 144A @	375	451,036
Synlab Holdco II PLC 8.250%, 07/01/23 144A @	150	171,539
Tenet Healthcare Corp.
4.134%, 06/15/20 144A @,•	175	173,688
8.125%, 04/01/22	350	360,062
6.750%, 06/15/23	475	454,812

		5,150,725

Holding Companies — 0.8%
Argos Merger Sub, Inc. 7.125%, 03/15/23 144A @	575	611,225

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Holding Companies — (continued)
James Hardie International Finance Ltd. 5.875%, 02/15/23 144A @	$275	$277,750
KraussMaffei Group GmbH 8.750%, 12/15/20 144A @	200	242,517
Opal Acquisition, Inc. 8.875%, 12/15/21 144A @	300	209,250

		1,340,742

Home Builders — 0.8%
CalAtlantic Group. Inc. 10.750%, 09/15/16	175	179,812
Shea Homes LP 5.875%, 04/01/23 144A @	200	197,250
Taylor Morrison Communities, Inc. 5.875%, 04/15/23 144A @	250	240,000
William Lyon Homes, Inc.
8.500%, 11/15/20	400	410,434
7.000%, 08/15/22	375	360,000

		1,387,496

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.625%, 10/15/23 144A @	250	257,188

Household Products & Wares — 1.4%
Central Garden & Pet Co. 6.125%, 11/15/23	175	182,000
Reynolds Group Issuer, Inc.
9.875%, 08/15/19	350	362,469
5.750%, 10/15/20	225	230,906
8.250%, 02/15/21	650	666,250
Spectrum Brands, Inc.
6.625%, 11/15/22	100	108,124
5.750%, 07/15/25	450	478,125
The Sun Products Corp. 7.750%, 03/15/21 144A @	425	391,000

		2,418,874

Housewares — 0.5%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A @	300	355,879
RSI Home Products, Inc. 6.500%, 03/15/23 144A @	450	469,125

		825,004

Insurance — 1.5%
CNO Financial Group, Inc. 5.250%, 05/30/25	125	127,813
Hub Holdings LLC PIK (Cash coupon 8.125%, PIK 8.875%) 8.125%, 07/15/19 144A @	425	391,000
HUB International Ltd.
9.250%, 02/15/21 144A @	125	129,687
7.875%, 10/01/21 144A @	525	517,125
USI, Inc. 7.750%, 01/15/21 144A @	650	650,000
Wayne Merger Sub LLC 8.250%, 08/01/23 144A @	675	671,625

		2,487,250

	Par (000)	Value†

Internet — 1.7%
Ancestry.Com Holdings LLC PIK (Cash coupon 9.625%, PIK 10.375%) 9.625%, 10/15/18 144A @	$475	$475,000
Ancestry.Com Holdings, Inc. 11.000%, 12/15/20	125	134,375
Blue Coat Holdings, Inc. 8.375%, 06/01/23 144A @	425	437,962
Equinix, Inc.
5.375%, 01/01/22	275	286,344
5.750%, 01/01/25	150	157,500
Match Group, Inc. 6.750%, 12/15/22 144A @	350	354,812
United Group BV
7.875%, 11/15/20 144A @	275	332,512
7.875%, 11/15/20 144A @	100	120,914
7.875%, 11/15/20	400	483,654
Zayo Group LLC 6.375%, 05/15/25 144A @	175	171,080

		2,954,153

Iron & Steel — 0.9%
ArcelorMittal 10.850%, 06/01/19	475	530,813
Bluescope Steel Finance Ltd. 7.125%, 05/01/18 144A @	350	351,750
Joseph T. Ryerson & Son, Inc.
9.000%, 10/15/17	425	365,500
11.250%, 10/15/18	309	207,030

		1,455,093

Leisure Time — 1.0%
24 Hour Holdings IIII LLC 8.000%, 06/01/22 144A @	325	264,063
Cirsa Funding Luxembourg S.A.
8.750%, 05/15/18 144A @	230	263,842
5.875%, 05/15/23 144A @	300	332,580
ClubCorp Club Operations, Inc. 8.250%, 12/15/23 144A @	250	238,750
LTF Merger Sub, Inc. 8.500%, 06/15/23 144A @	400	388,000
Sabre GLBL, Inc. 5.375%, 04/15/23 144A @	125	128,281

		1,615,516

Lodging — 1.0%
Boyd Gaming Corp. 6.375%, 04/01/26 144A @	325	337,187
MGM Resorts International 6.000%, 03/15/23	650	672,750
Playa Resorts Holding BV 8.000%, 08/15/20 144A @	450	444,375
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	300	300,750

		1,755,062

Machinery - Construction & Mining — 0.3%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 144A @	225	207,281

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Machinery - Construction & Mining — (continued)
Terex Corp. 6.000%, 05/15/21	$375	$362,813

		570,094

Machinery - Diversified — 0.4%
Gardner Denver, Inc. 6.875%, 08/15/21 144A @	300	245,250
Manitowoc Foodservice, Inc. 9.500%, 02/15/24 144A @	100	109,000
Zebra Technologies Corp. 7.250%, 10/15/22	332	360,220

		714,470

Media — 8.7%
Altice US Finance S.A. 7.750%, 07/15/25 144A @	200	195,500
AMC Networks, Inc. 4.750%, 12/15/22	475	476,187
Cable One, Inc. 5.750%, 06/15/22 144A @	175	177,625
CCO Holdings LLC
5.250%, 09/30/22	400	412,000
5.750%, 09/01/23	275	285,312
5.750%, 01/15/24	600	624,750
CCO Safari II LLC
6.384%, 10/23/35 144A @	350	386,386
6.484%, 10/23/45 144A @	350	389,454
CCOH Safari LLC 5.750%, 02/15/26 144A @	625	646,875
Cequel Communications Holdings I LLC
6.375%, 09/15/20 144A @	785	777,150
5.125%, 12/15/21 144A @	325	303,062
7.750%, 07/15/25 144A @	400	394,000
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22	50	47,625
6.500%, 11/15/22	350	348,250
DISH DBS Corp.
6.750%, 06/01/21	500	516,250
5.875%, 07/15/22	250	236,875
LGE HoldCo VI BV 7.125%, 05/15/24 144A @	325	402,177
McGraw-Hill Global Education Holdings LLC 9.750%, 04/01/21	75	81,375
Mediacom Broadband LLC 6.375%, 04/01/23	450	460,125
MHGE Parent LLC 8.500%, 08/01/19 144A @	325	323,375
Neptune Finco Corp.
10.125%, 01/15/23 144A @	1,175	1,257,250
10.875%, 10/15/25 144A @	325	353,275
Sinclair Television Group, Inc. 5.875%, 03/15/26 144A @	150	153,563
Sirius XM Radio, Inc. 6.000%, 07/15/24 144A @	75	78,938
Townsquare Media, Inc. 6.500%, 04/01/23 144A @	561	537,859

	Par (000)	Value†

Media — (continued)
Trader Corp 9.875%, 08/15/18 144A @	$200	$207,500
Tribune Media Co. 5.875%, 07/15/22 144A @	800	781,584
Unitymedia GmbH 6.125%, 01/15/25 144A @	400	415,752
Unitymedia Hessen GmbH & Co. KG 5.000%, 01/15/25 144A @	600	598,500
Univision Communications, Inc.
8.500%, 05/15/21 144A @	325	331,500
6.750%, 09/15/22 144A @	492	521,520
5.125%, 02/15/25 144A @	275	271,563
VTR Finance BV 6.875%, 01/15/24 144A @	750	731,250
WideOpenWest Finance LLC
10.250%, 07/15/19	400	400,000
13.375%, 10/15/19	475	465,500
Ziggo Bond Finance BV 5.875%, 01/15/25 144A @	225	220,500

		14,810,407

Mining — 1.4%
Aleris International, Inc. 7.875%, 11/01/20	375	316,875
Constellium NV 7.875%, 04/01/21 144A @	500	499,565
Eldorado Gold Corp. 6.125%, 12/15/20 144A @	400	365,000
Freeport-McMoRan Inc. 2.375%, 03/15/18	150	132,750
HudBay Minerals, Inc. 9.500%, 10/01/20	150	106,500
Lundin Mining Corp. 7.500%, 11/01/20 144A @	400	382,000
Novelis, Inc. 8.750%, 12/15/20	175	176,628
Nyrstar Netherlands Holdings BV 8.500%, 09/15/19 144A @	375	379,988

		2,359,306

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc. 7.500%, 03/15/18 144A @	800	788,000

Office & Business Equipment — 0.3%
Magnolia BC S.A. 9.000%, 08/01/20 144A @	425	513,785

Oil & Gas — 8.9%
Anadarko Finance Co. 7.500%, 05/01/31	367	397,381
Anadarko Petroleum Corp. 8.700%, 03/15/19	115	128,495
Canadian Natural Resources Ltd.
6.450%, 06/30/33	230	212,823
6.500%, 02/15/37	50	46,794
6.250%, 03/15/38	125	114,979

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Cenovus Energy, Inc. 6.750%, 11/15/39	$15	$14,362
Chesapeake Energy Corp. 8.000%, 12/15/22 144A @	581	284,690
Cimarex Energy Co. 4.375%, 06/01/24	375	369,238
Concho Resources, Inc.
7.000%, 01/15/21	400	404,000
6.500%, 01/15/22	75	74,813
5.500%, 04/01/23	800	784,000
Continental Resources, Inc. 4.900%, 06/01/44	360	268,200
CrownRock LP
7.125%, 04/15/21 144A @	375	359,062
7.750%, 02/15/23 144A @	675	653,062
Encana Corp. 6.500%, 05/15/19	315	314,307
EQT Corp. 8.125%, 06/01/19	80	86,208
Gulfport Energy Corp.
7.750%, 11/01/20	375	375,000
6.625%, 05/01/23	385	358,050
Hess Corp.
8.125%, 02/15/19	50	54,935
7.875%, 10/01/29	630	685,102
7.125%, 03/15/33	40	40,233
6.000%, 01/15/40	100	92,138
Matador Resources Co. 6.875%, 04/15/23	991	948,882
Murphy Oil Corp. 2.500%, 12/01/17	340	318,760
Newfield Exploration Co.
5.750%, 01/30/22	150	146,204
5.625%, 07/01/24	475	445,312
5.375%, 01/01/26	200	182,000
Noble Energy, Inc. 8.250%, 03/01/19	35	38,518
Pacific Exploration and Production Corp.
5.375%, 01/26/19 144A @	1,125	191,250
5.625%, 01/19/25 144A @	500	85,000
Parsley Energy LLC 7.500%, 02/15/22 144A @	925	920,375
Penn Virginia Corp.
7.250%, 04/15/19	500	62,500
8.500%, 05/01/20	450	56,250
Petrobras Global Finance BV 5.875%, 03/01/18	555	532,689
Petroleos Mexicanos
5.500%, 02/04/19 144A @	120	125,700
6.375%, 02/04/21 144A @	110	117,315
Pride International, Inc. 8.500%, 06/15/19	350	300,125
Range Resources Corp. 4.875%, 05/15/25 144A @	475	415,625
Rowan Cos, Inc. 7.875%, 08/01/19	410	382,672

	Par (000)	Value†

Oil & Gas — (continued)
Seven Generations Energy Ltd.
8.250%, 05/15/20 144A @	$1,150	$1,152,875
6.750%, 05/01/23 144A @	350	329,875
SM Energy Co. 6.500%, 01/01/23	300	211,500
Southwestern Energy Co. 7.500%, 02/01/18	475	397,812
WPX Energy, Inc.
5.250%, 01/15/17	275	270,875
7.500%, 08/01/20	500	390,000
6.000%, 01/15/22	450	328,500
8.250%, 08/01/23	250	193,750
5.250%, 09/15/24	25	17,375
YPF S.A. 8.500%, 03/23/21 144A @	395	395,494

		15,075,105

Oil & Gas Services — 1.1%
Archrock Partners LP
6.000%, 04/01/21	125	88,750
6.000%, 10/01/22	200	144,000
CGG S.A.
6.500%, 06/01/21 ^	250	101,250
6.875%, 01/15/22 ^	300	117,000
SESI LLC 7.125%, 12/15/21	825	622,875
Weatherford International LLC 6.350%, 06/15/17	450	445,500
Weatherford International Ltd. 6.750%, 09/15/40	500	355,000

		1,874,375

Packaging and Containers — 2.1%
AEP Industries, Inc. 8.250%, 04/15/19	200	203,000
Ardagh Finance Holdings S.A.
PIK 8.375%, 06/15/19 144A @	287	326,026
PIK 8.625%, 06/15/19 144A @	662	620,743
Ball Corp. 4.000%, 11/15/23	75	73,875
Beverage Packaging Holdings Luxembourg II SA
5.625%, 12/15/16 144A @	225	224,297
6.000%, 06/15/17 144A @	450	446,344
Consolidated Container Co. LLC 10.125%, 07/15/20 144A @	375	307,500
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	100	106,750
Graphic Packaging International, Inc. 4.750%, 04/15/21	175	181,562
Pactiv LLC 7.950%, 12/15/25	175	161,000
SIG Combibloc Holdings S.C.A. 7.750%, 02/15/23 144A @	700	849,995

		3,501,092

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pharmaceuticals — 2.9%
Capsugel S.A. PIK (Cash coupon 7.000%, PIK 7.75%) 7.000%, 05/15/19 144A @	$400	$402,000
DPx Holdings BV 7.500%, 02/01/22 144A @	325	323,375
Endo Finance LLC
6.000%, 07/15/23 144A @	475	447,094
6.000%, 02/01/25 144A @	325	304,687
JLL/Delta Dutch Pledgeco BV PIK (Cash coupon 8.750%, PIK 9.500%) 8.750%, 05/01/20 144A @	575	560,625
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/20 144A @	875	713,125
7.000%, 10/01/20 144A @	75	63,000
6.375%, 10/15/20 144A @	625	518,750
6.750%, 08/15/21 144A @	250	203,750
5.875%, 05/15/23 144A @	1,675	1,312,781

		4,849,187

Pipelines — 1.8%
Energy Transfer Partners LP
9.700%, 03/15/19	110	121,633
9.000%, 04/15/19	300	320,087
MPLX LP 4.500%, 07/15/23 144A @	500	461,087
NuStar Logistics LP 4.800%, 09/01/20	50	44,000
Sabine Pass Liquefaction LLC 6.250%, 03/15/22	875	856,406
Targa Resources Partners LP
5.250%, 05/01/23	50	46,125
4.250%, 11/15/23	1,050	921,375
6.750%, 03/15/24 144A @	375	368,438

		3,139,151

Real Estate — 0.5%
Greystar Real Estate Partners LLC 8.250%, 12/01/22 144A @	275	283,938
MPT Operating Partnership LP
6.875%, 05/01/21	225	233,156
6.375%, 03/01/24	250	263,125

		780,219

Retail — 2.5%
Chinos Intermediate Holdings A, Inc. PIK (Cash coupon 7.75%, PIK 8.50%) 7.750%, 05/01/19 144A @	100	49,250
DBP Holding Corp. 7.750%, 10/15/20 144A @	75	54,000
Douglas GmbH 6.250%, 07/15/22 144A @	350	425,945
Group 1 Automotive, Inc.
5.000%, 06/01/22	175	173,250
5.250%, 12/15/23 144A @	175	172,813
Guitar Center, Inc. 6.500%, 04/15/19 144A @	350	315,000
Kirk Beauty One GmbH 8.750%, 07/15/23 144A @	225	266,269

	Par (000)	Value†

Retail — (continued)
Neiman Marcus Group Ltd. LLC 8.000%, 10/15/21 144A @	$25	$21,500
New Look Secured Issuer PLC 6.500%, 07/01/22 144A @	250	352,598
Penske Automotive Group, Inc. 5.750%, 10/01/22	200	204,000
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 144A @	175	158,375
Rite Aid Corp.
6.750%, 06/15/21	725	765,781
6.125%, 04/01/23 144A @	475	503,500
Sonic Automotive, Inc.
7.000%, 07/15/22	175	184,625
5.000%, 05/15/23	175	172,375
The Men’s Wearhouse, Inc. 7.000%, 07/01/22	175	148,313
Vista Outdoor, Inc. 5.875%, 10/01/23 144A @	225	235,687

		4,203,281

Semiconductors — 1.1%
Advanced Micro Devices, Inc. 6.750%, 03/01/19	350	280,000
Micron Technology, Inc. 5.250%, 08/01/23 144A @	250	204,375
Microsemi Corp. 9.125%, 04/15/23 144A @	375	411,562
NXP BV 5.750%, 03/15/23 144A @	250	264,375
NXP BV/NXP Funding LLC 5.750%, 02/15/21 144A @	200	209,500
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	425	452,625

		1,822,437

Software — 1.7%
BMC Software, Inc. 7.250%, 06/01/18	50	44,500
First Data Corp.
5.375%, 08/15/23 144A @	650	666,250
7.000%, 12/01/23 144A @	1,050	1,060,500
MSCI, Inc.
5.250%, 11/15/24 144A @	250	258,125
5.750%, 08/15/25 144A @	275	289,437
Rackspace Hosting, Inc. 6.500%, 01/15/24 144A @	375	367,500
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23 144A @	200	206,500

		2,892,812

Telecommunications — 9.1%
Altice Financing S.A. 6.625%, 02/15/23 144A @	350	350,875
Altice Finco S.A.
9.875%, 12/15/20 144A @	600	645,000
8.125%, 01/15/24 144A @	400	396,000
Altice Luxembourg S.A.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
7.750%, 05/15/22 144A @	$1,250	$1,230,100
7.625%, 02/15/25 144A @	700	670,250
CenturyLink, Inc. 7.500%, 04/01/24	350	350,875
CommScope Holding Co., Inc. PIK 6.625%, 06/01/20 144A @	25	25,625
CommScope Technologies Finance LLC 6.000%, 06/15/25 144A @	525	529,922
Digicel Group Ltd. 8.250%, 09/30/20 144A @	750	643,125
EarthLink Holdings Corp. 7.375%, 06/01/20	175	181,125
Frontier Communications Corp. 8.875%, 09/15/20 144A @	475	493,406
Hughes Satellite Systems Corp.
6.500%, 06/15/19	304	334,780
7.625%, 06/15/21	325	362,375
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	200	129,000
7.500%, 04/01/21	500	317,500
8.000%, 02/15/24 144A @	300	309,000
Level 3 Communications, Inc. 5.750%, 12/01/22	250	258,125
Level 3 Financing, Inc.
6.125%, 01/15/21	75	78,563
5.625%, 02/01/23	150	154,125
5.250%, 03/15/26 144A @	125	125,938
OTE PLC 7.875%, 02/07/18	400	487,040
Sable International Finance Ltd.
8.750%, 02/01/20 144A @	200	209,000
6.875%, 08/01/22 144A @	450	450,000
Sprint Capital Corp. 8.750%, 03/15/32	1,200	939,000
T-Mobile USA, Inc.
6.000%, 03/01/23	825	842,531
6.500%, 01/15/24	100	104,000
6.000%, 04/15/24	225	227,813
6.375%, 03/01/25	175	179,156
6.500%, 01/15/26	1,025	1,064,719
TBG Global Pte Ltd. 5.250%, 02/10/22	200	193,095
UPC Holding BV 6.750%, 03/15/23 144A @	200	245,503
VimpelCom Holdings BV 5.200%, 02/13/19 144A @	200	201,540
Virgin Media Finance PLC
6.375%, 04/15/23 144A @	225	234,000
7.000%, 04/15/23 144A @	275	406,816
6.000%, 10/15/24 144A @	200	205,500
Virgin Media Secured Finance PLC 5.250%, 01/15/26 144A @	200	200,000
Wind Acquisition Finance S.A.
4.750%, 07/15/20 144A @	400	378,000
7.375%, 04/23/21 144A @	1,500	1,357,500

		15,510,922

	Par (000)	Value†

Textiles — 0.3%
Springs Industries, Inc. 6.250%, 06/01/21	$450	$452,250

Transportation — 0.2%
OPE KAG Finance Sub, Inc. 7.875%, 07/31/23 144A @	175	174,563
Watco Cos. LLC 6.375%, 04/01/23 144A @	250	243,750

		418,313

TOTAL CORPORATE BONDS (Cost $153,749,514)		147,189,292

LOAN AGREEMENTS — 8.5%‡
Chemicals — 0.7%
Kraton Polymers LLC 6.000%, 01/06/22•	275	258,981
MacDermid, Inc. 5.500%, 06/07/20	373	360,021
Solenis International LP 7.750%, 07/31/22•	675	563,963

		1,182,965

Commercial Services — 0.7%
Kronos, Inc.
4.500%, 10/30/19•	541	538,318
9.750%, 04/30/20	375	372,499
Nord Anglia Education Finance LLC 5.000%, 03/31/21	349	343,222

		1,254,039

Computers — 0.2%
Western Digital Corp. 6.250%, 03/16/23	350	345,516

Diversified Financial Services — 0.3%
Onex Wizard Acquisition 4.250%, 03/11/22	344	342,498
Terra-Gen Finance Co., LLC 5.250%, 12/09/21	285	228,040

		570,538

Electric — 0.5%
Energy Future Intermediate Holding Co. LLC 4.250%, 12/19/16•	875	873,635

Electronics — 0.2%
Linxens France S.A. 5.000%, 10/14/22	349	343,452

Entertainment — 0.8%
Delta 2 (Lux) S.a.r.l.
4.750%, 07/30/21	525	509,439
7.750%, 07/29/22	200	183,126
Lions Gate Entertainment Co. 5.000%, 03/17/22	375	364,687

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Entertainment — (continued)
Peninsula Gaming LLC 4.250%, 11/20/17•	$1	$340
William Morris Endeavor Entertainment LLC 8.250%, 05/06/22•	300	285,000

		1,342,592

Food — 0.2%
Hostess Brands LLC 4.500%, 08/03/22•	249	248,750
8.500%, 08/03/23	162	154,876

		403,626

Healthcare Services — 0.3%
Surgery Center Holdings 5.250%, 11/03/20•	147	145,226
US Renal Care, Inc. 5.250%, 12/30/22	274	273,056

		418,282

Insurance — 1.5%
Alliant Holdings I LLC 4.500%, 08/12/22•	274	269,996
Asurion LLC
5.000%, 05/24/19•	272	267,682
8.500%, 03/03/21	950	887,461
5.000%, 08/04/22•	640	626,248
Sedgwick Claims Management Services, Inc. 6.750%, 02/28/22	375	347,344
USI, Inc. 4.250%, 12/27/19•	174	170,767

		2,569,498

Internet — 0.4%
Match Group, Inc. 5.500%, 11/16/22	370	370,083
SolarWinds, Inc. 6.500%, 02/03/23	375	370,624

		740,707

Machinery—Diversified — 0.3%
Filtration Group, Inc. 4.250%, 11/23/20•	348	346,522
Manitowoc Foodservice, Inc. 5.750%, 03/03/23	99	99,818

		446,340

Media — 0.8%
Cumulus Media Holdings Inc 4.250%, 12/23/20•	200	134,500
IHeartCommunications, Inc. 7.183%, 01/30/19•	600	415,500

	Par (000)	Value†

Media — (continued)
Neptune Finco Corp. 5.000%, 10/09/22	$725	$724,884

		1,274,884

Oil & Gas — 0.3%
Hercules Offshore, Inc. 10.500%, 05/06/20	621	434,110
Oil & Gas Services — 0.1%
CGG Holding 6.500%, 05/15/19•	299	224,937
Pharmaceuticals — 0.1%
Concordia Healthcare Corp. 5.250%, 10/21/21	200	193,864
Retail — 1.1%
Academy Ltd 5.000%, 07/01/22•	544	516,759
JC Penney Corp. 6.000%, 05/22/18•	854	854,940
Neiman Marcus Group Ltd. LLC 4.250%, 10/25/20	299	273,577
The Men’s Wearhouse, Inc. 4.500%, 06/18/21•	124	118,741

		1,764,017

TOTAL LOAN AGREEMENTS‡ (Cost $14,928,386)		14,383,002

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.0%
T. Rowe Price Reserve Investment Fund (Cost $1,235)	1,235	1,235

TOTAL INVESTMENTS — 97.0% (Cost $171,760,583)(a)		$164,535,874

Other Assets & Liabilities — 3.0%		5,131,655

TOTAL NET ASSETS — 100.0%		$169,667,529

†	See Security Valuation Note.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2016. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2016 is $529,160.
●	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2016 is $103,100.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $171,798,938. Net unrealized depreciation was $7,263,064. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,529,576 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,792,640.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 03/31/2016††
United States	71%
Luxembourg	8
Canada	6
Netherlands	4
United Kingdom	3
France	1
Germany	1
Other	6

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

HIGH YIELD BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,083,140	$1,049,686	$190	$33,264
REAL ESTATE INVESTMENT TRUSTS	470,501	470,501	—	—
PREFERRED STOCKS
Diversified Financial Services	69,646	—	69,646	—
Oil & Gas	188,801	188,801	—	—
Pharmaceuticals	309,750	309,750	—	—
Telecommunications	498,851	498,851	—	—
ASSET BACKED SECURITIES	341,656	—	341,656	—
CORPORATE BONDS	147,189,292	—	147,189,292	—
LOAN AGREEMENTS	14,383,002	—	14,383,002	—
SHORT-TERM INVESTMENTS	1,235	1,235	—	—

TOTAL INVESTMENTS	$164,535,874	$2,518,824	$161,983,786	$33,264

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2015	30,920
Change in Appreciation/(Depreciation)	2,344

Balance as of 3/31/2016	33,264

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.2%
Banks — 0.2%
KFW 0.500%, 04/19/16 (Cost $6,657,663)	$6,658	$6,658,200

ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 05/10/21	591	666,157
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 10/11/25	1,938	1,998,631
Continental Airlines 2012-1 Class B, Pass Through Trust 6.250%, 10/11/21	347	362,800
DB Master Finance LLC 2015-1A A21 3.262%, 02/20/45 144A @	1,450	1,427,942
Wendys Funding LLC 2015-1A A21 3.371%, 06/15/45 144A @	2,308	2,266,064

TOTAL ASSET BACKED SECURITIES (Cost $6,646,498)		6,721,594

	Number of Shares	Value†
COMMON STOCKS — 56.9%
Aerospace & Defense — 0.5%
The Boeing Co.	135,300	17,174,982

Agriculture — 1.9%
Altria Group, Inc.	291,300	18,252,858
Philip Morris International, Inc.	461,200	45,248,332

		63,501,190

Auto Parts & Equipment — 0.8%
Johnson Controls, Inc.	680,400	26,515,188

Banks — 1.9%
The Bank of New York Mellon Corp.	1,734,700	63,889,001

Beverages — 0.5%
PepsiCo, Inc.	116,400	11,928,672
SABMiller PLC	92,008	5,619,633

		17,548,305

Biotechnology — 1.3%
Biogen, Inc.*	169,500	44,124,240

Commercial Services — 1.1%
Capita PLC*	890,943	13,301,380
Fleetcor Technologies, Inc.*	145,700	21,672,875

		34,974,255

Computers — 2.3%
Apple, Inc.	450,000	49,045,500
IHS, Inc., Class A*	131,400	16,314,624
NetScout Systems, Inc.*	498,379	11,447,766

		76,807,890

Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.*	170,200	27,640,480

	Number of Shares	Value†

Diversified Financial Services — (continued)
BlackRock, Inc.	63,600	$21,660,252
Visa, Inc., Class A	502,400	38,423,552

		87,724,284

Electric — 1.8%
PG&E Corp.	960,400	57,355,088
Xcel Energy, Inc.	68,100	2,847,942

		60,203,030

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	263,000	13,144,740

Electronics — 5.9%
PerkinElmer, Inc.	700,400	34,641,784
Sensata Technologies Holding NV*	162,300	6,303,732
Thermo Fisher Scientific, Inc.	689,900	97,682,941
Tyco International PLC	1,524,700	55,971,737

		194,600,194

Food — 0.6%
Compass Group PLC	476,583	8,401,363
Mondelez International, Inc., Class A	292,300	11,727,076

		20,128,439

Healthcare Products — 5.3%
Becton Dickinson & Co.	380,734	57,803,036
Danaher Corp.	1,237,070	117,348,460

		175,151,496

Healthcare Services — 3.3%
Aetna, Inc.	438,200	49,231,770
Humana, Inc.	84,300	15,422,685
UnitedHealth Group, Inc.	338,800	43,671,320

		108,325,775

Insurance — 6.6%
Marsh & McLennan Cos., Inc.	2,636,300	160,260,677
Willis Towers Watson PLC	490,179	58,164,640

		218,425,317

Internet — 2.4%
Alphabet, Inc., Class A*	11,800	9,002,220
Alphabet, Inc., Class C*	42,016	31,299,819
Amazon.com, Inc.*	65,100	38,645,964

		78,948,003

Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	44,800	1,008,896

Machinery - Diversified — 1.3%
IDEX Corp.	163,400	13,542,592
Roper Technologies, Inc.	165,800	30,303,266

		43,845,858

Media — 1.2%
Comcast Corp., Class A	652,700	39,866,916

Miscellaneous Manufacturing — 0.9%
Pentair PLC	553,300	30,022,058

Oil & Gas — 0.8%
Canadian Natural Resources Ltd.	953,700	25,749,900

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 5.3%
Abbott Laboratories	1,542,400	$64,518,592
Allergan PLC*	30,200	8,094,506
Pfizer, Inc.	1,931,443	57,247,971
Zoetis, Inc.	1,045,986	46,368,559

		176,229,628

Retail — 3.6%
AutoZone, Inc.*	83,599	66,602,487
CVS Health Corp.	232,900	24,158,717
Lowe’s Cos., Inc.	329,400	24,952,050
O’Reilly Automotive, Inc.*	12,600	3,448,116

		119,161,370

Semiconductors — 0.2%
Texas Instruments, Inc.	138,200	7,935,444

Software — 4.0%
Fiserv, Inc.*	526,400	53,998,112
Microsoft Corp.	1,212,700	66,977,421
SS&C Technologies Holdings, Inc.	173,000	10,971,660

		131,947,193

Telecommunications — 0.4%
SBA Communications Corp., Class A*	147,500	14,775,075

TOTAL COMMON STOCKS (Cost $1,594,325,125)		1,891,728,667

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Commercial Services — 1.2%
Iron Mountain, Inc.	983,694	33,357,064
Iron Mountain, Inc.144A @	5,375,000	5,663,906

		39,020,970

Diversified — 1.6%
American Tower Corp.	310,197	31,754,867
American Tower Corp.	180,218	18,589,487
American Tower Corp.	3,575,000	3,636,211

		53,980,565

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $86,197,273)		93,001,535

	Number of Shares	Value†
PREFERRED STOCKS — 1.6%
Banks — 0.4%
State Street Corp.	86,000	2,284,160
U.S. Bancorp, Series F•	71,000	2,088,820
U.S. Bancorp, Series G•	90,000	2,367,900
Wells Fargo & Co.	5,000	6,025,050

		12,765,930

Diversified Financial Services — 0.1%
The Charles Schwab Corp.*	12,000	312,600
The Charles Schwab Corp.	150,000	3,957,000

		4,269,600

	Number of Shares	Value†

Electric — 0.6%
SCE Trust I	83,775	$2,137,100
SCE Trust II	14,730	372,964
SCE Trust III•	161,355	4,337,222
SCE Trust IV•	340,000	8,850,200
SCE Trust V*•	100,000	2,665,000

		18,362,486

Pharmaceuticals — 0.4%
Allergan PLC	15,763	14,488,404

Telecommunications — 0.1%
T-Mobile US, Inc.	68,063	4,505,771

TOTAL PREFERRED STOCKS (Cost $53,191,955)		54,392,191

	Par (000)	Value†
CORPORATE BONDS — 17.8%
Aerospace & Defense — 0.1%
Harris Corp. 1.999%, 04/27/18	$1,080	1,078,042
Moog, Inc. 5.250%, 12/01/22 144A @	650	650,812

		1,728,854

Airlines — 0.1%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 01/08/18	651	664,937
Delta Air Lines 2009-1, Class A Pass Through Trust 7.750%, 06/17/21	420	471,474
Delta Air Lines 2011-1, Class A Pass Through Trust 5.300%, 10/15/20	428	455,440
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 10/22/24	1,752	1,927,671
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 10/22/18 ^	171	179,179
US Airways 2012-2 Class A, Pass Through Trust 4.625%, 12/03/26	245	259,886
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/22 ^	476	494,324
US Airways 2013-1 Class A, Pass Through Trust 3.950%, 05/15/27	5	4,636
US Airways 2013-1 Class B, Pass Through Trust 5.375%, 05/15/23	5	4,795

		4,462,342

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — 0.2%
Hanesbrands, Inc. 6.375%, 12/15/20	$4,375	$4,528,125
Levi Strauss & Co. 6.875%, 05/01/22	2,175	2,349,000

		6,877,125

Banks — 0.6%
JPMorgan Chase & Co. 5.300%, 12/29/49•	10,255	10,280,638
Regions Bank 7.500%, 05/15/18	75	82,647
State Street Corp. 5.250%, 12/29/49•	4,360	4,414,936
Synovus Financial Corp. 5.125%, 06/15/17	32	32,560
The Bank of New York Mellon Corp. 4.950%, 12/29/49•	5,800	5,792,750

		20,603,531

Beverages — 0.3%
Anheuser-Busch InBev Finance Inc.
1.900%, 02/01/19	2,995	3,037,769
1.879%, 02/01/21•	3,820	3,887,564
2.650%, 02/01/21	1,690	1,736,622
PepsiCo, Inc. 1.250%, 04/30/18	1,635	1,647,454

		10,309,409

Chemicals — 0.2%
Cytec Industries, Inc. 3.950%, 05/01/25	3,680	3,568,610
Ecolab Inc. 2.000%, 01/14/19	2,330	2,350,721

		5,919,331

Computers — 0.1%
IHS Inc. 5.000%, 11/01/22	2,500	2,590,625

Diversified Financial Services — 2.2%
American Honda Finance Corp. 0.950%, 05/05/17	2,200	2,200,438
Caterpillar Financial Services Corp.
1.250%, 11/06/17	1,645	1,649,614
2.250%, 12/01/19	1,155	1,182,861
Ford Motor Credit Co. LLC
1.870%, 05/09/16•	3,755	3,757,850
4.250%, 02/03/17	1,340	1,369,898
1.260%, 03/27/17•	7,660	7,623,684
1.461%, 03/27/17	10,560	10,545,522
6.625%, 08/15/17	1,675	1,776,666
1.154%, 09/08/17•	4,325	4,270,440
1.206%, 12/06/17•	6,325	6,227,070
1.724%, 12/06/17	2,150	2,134,150
2.145%, 01/09/18	3,360	3,356,022
5.000%, 05/15/18	1,800	1,900,665
2.375%, 03/12/19	4,275	4,294,430
2.597%, 11/04/19	5,350	5,369,372

	Par (000)	Value†

Diversified Financial Services — (continued)
International Lease Finance Corp. 2.584%, 06/15/16•	$2,905	$2,907,710
National Rural Utilities Cooperative Finance Corp. 0.950%, 04/24/17	1,050	1,049,842
Visa, Inc. 1.200%, 12/14/17	11,030	11,094,779

		72,711,013

Electric — 0.2%
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	2,550	2,598,249
CMS Energy Corp.
6.550%, 07/17/17	895	949,976
8.750%, 06/15/19	415	502,494
Otter Tail Corp. 9.000%, 12/15/16 ^	890	926,712
Virginia Electric & Power Co. 3.150%, 01/15/26	1,525	1,577,306

		6,554,737

Electronics — 0.0%
Amphenol Corp. 1.550%, 09/15/17	920	918,386

Engineering & Construction — 0.1%
SBA Communications Corp. 4.875%, 07/15/22	1,875	1,898,438

Entertainment — 0.2%
Cedar Fair LP 5.250%, 03/15/21	3,850	3,989,562
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A @	3,195	3,282,863

		7,272,425

Food — 0.1%
B&G Foods, Inc. 4.625%, 06/01/21	1,525	1,544,062
The Kroger Co. 2.000%, 01/15/19	1,330	1,348,587
TreeHouse Foods, Inc. 6.000%, 02/15/24 144A @	600	636,000

		3,528,649

Gas — 0.1%
Southern California Gas Co. 3.200%, 06/15/25	3,625	3,790,459

Healthcare Products — 0.4%
Becton Dickinson and Co.
1.800%, 12/15/17	3,590	3,605,093
2.675%, 12/15/19	2,175	2,228,279
Medtronic, Inc.
1.500%, 03/15/18	4,025	4,059,651
2.500%, 03/15/20	2,845	2,944,040

		12,837,063

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — 1.1%
Centene Corp. 5.750%, 06/01/17	$2,100	$2,168,250
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	16,265	16,976,594
Fresenius Medical Care U.S. Finance II, Inc. 144A @
5.625%, 07/31/19	2,775	3,027,353
5.875%, 01/31/22	2,500	2,746,250
HCA, Inc.
8.000%, 10/01/18	5,376	6,021,120
6.500%, 02/15/20	2,125	2,332,187
UnitedHealth Group, Inc. 1.400%, 12/15/17	1,545	1,551,656
Wellcare Health Plans, Inc. 5.750%, 11/15/20	1,800	1,863,000

		36,686,410

Household Products & Wares — 0.1%
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	1,850	1,898,563

Insurance — 0.3%
HUB International Ltd.144A @
9.250%, 02/15/21	2,200	2,282,500
7.875%, 10/01/21	3,275	3,225,875
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	1,205	1,214,051
3.300%, 03/14/23	525	535,396
Trinity Acquisition PLC 4.400%, 03/15/26	2,400	2,434,745

		9,692,567

Internet — 0.1%
Amazon.com, Inc. 2.600%, 12/05/19	4,155	4,322,588

Machinery - Diversified — 0.5%
Case New Holland Industrial, Inc. 7.875%, 12/01/17	341	366,575
CNH Industrial Capital LLC
6.250%, 11/01/16	5,400	5,508,000
3.250%, 02/01/17	3,225	3,216,938
3.625%, 04/15/18	5,700	5,700,000
Manitowoc Foodservice, Inc. 9.500%, 02/15/24 144A @	425	463,250
Xylem, Inc.
3.550%, 09/20/16	1,300	1,301,158
4.875%, 10/01/21	415	447,975

		17,003,896

Media — 0.7%
CCO Holdings LLC 7.375%, 06/01/20	3,950	4,110,469
CCO Safari II LLC 3.579%, 07/23/20 144A @	2,225	2,273,587
Cequel Communications Holdings I LLC 6.375%, 09/15/20 144A @	3,550	3,514,500
DISH DBS Corp. 4.625%, 07/15/17	3,175	3,238,500

	Par (000)	Value†

Media — (continued)
Time Warner Cable Inc. 5.850%, 05/01/17	$1,760	$1,834,684
Unitymedia GmbH 6.125%, 01/15/25 144A @	4,275	4,443,349
Unitymedia Hessen GmbH & Co. KG 5.500%, 01/15/23 144A @	4,100	4,202,500

		23,617,589

Oil & Gas — 2.8%
Canadian Natural Resources Ltd. 1.750%, 01/15/18	1,000	975,104
Chevron Corp. 1.365%, 03/02/18	4,400	4,415,668
Concho Resources, Inc.
7.000%, 01/15/21	14,490	14,634,900
6.500%, 01/15/22	6,975	6,957,562
5.500%, 10/01/22	2,875	2,824,688
5.500%, 04/01/23	11,400	11,172,000
Diamondback Energy, Inc. 7.625%, 10/01/21	4,500	4,635,000
EQT Corp.
6.500%, 04/01/18	1,620	1,662,216
8.125%, 06/01/19	1,754	1,890,102
4.875%, 11/15/21	8,005	7,660,697
Matador Resources Co. 6.875%, 04/15/23	3,300	3,159,750
Range Resources Corp.
5.750%, 06/01/21	8,436	7,444,770
5.000%, 08/15/22	8,600	7,417,500
5.000%, 03/15/23	8,700	7,373,250
4.875%, 05/15/25 144A @	4,100	3,587,500
Shell International Finance BV 1.071%, 05/11/20•	6,720	6,525,086

		92,335,793

Packaging and Containers — 0.1%
Beverage Packaging Holdings Luxembourg II SA 5.625%, 12/15/16 144A @	1,050	1,046,719
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 6.875%, 02/15/21	1,050	1,086,750

		2,133,469

Pharmaceuticals — 0.1%
Eli Lilly & Co. 1.250%, 03/01/18	2,200	2,216,990
Johnson & Johnson 1.125%, 11/21/17	1,360	1,367,706

		3,584,696

Pipelines — 1.1%
MPLX LP144A @
5.500%, 02/15/23	10,260	9,932,183
4.500%, 07/15/23	15,500	14,293,712
4.875%, 12/01/24	1,600	1,477,179
ONEOK Partners LP 2.000%, 10/01/17	830	803,831

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Targa Resources Partners LP
4.125%, 11/15/19	$1,325	$1,251,304
6.875%, 02/01/21	5,100	4,998,000
5.250%, 05/01/23	2,775	2,559,938
4.250%, 11/15/23	3,325	2,917,687

		38,233,834

Real Estate — 0.0%
CBRE Services, Inc. 5.000%, 03/15/23	900	920,449

Retail — 1.2%
AmeriGas Finance LLC
6.750%, 05/20/20	675	691,875
7.000%, 05/20/22	1,525	1,563,125
AmeriGas Partners Finance LP 6.250%, 08/20/19	600	613,500
AutoZone, Inc. 2.500%, 04/15/21	1,915	1,920,341
L Brands, Inc.
6.900%, 07/15/17	4,950	5,240,813
8.500%, 06/15/19	1,350	1,579,635
7.000%, 05/01/20	1,726	1,975,735
6.625%, 04/01/21	4,550	5,118,295
McDonald’s Corp. 2.100%, 12/07/18	505	515,241
Rite Aid Corp.
9.250%, 03/15/20	11,490	12,078,862
6.750%, 06/15/21	7,950	8,397,188
Suburban Propane Partners LP 7.375%, 08/01/21	750	763,125

		40,457,735

Semiconductors — 0.7%
NXP BV/NXP Funding LLC 5.750%, 02/15/21 144A @	5,075	5,316,063
NXP BV/NXP Funding LLC144A @
3.500%, 09/15/16	274	274,685
3.750%, 06/01/18	16,075	16,275,937

		21,866,685

Software — 0.3%
Fiserv, Inc. 2.700%, 06/01/20	5,175	5,263,389
IMS Health, Inc. 6.000%, 11/01/20 144A @	875	899,062
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23 144A @	4,000	4,130,000

		10,292,451

Telecommunications — 3.8%
Crown Castle International Corp.
4.875%, 04/15/22	7,850	8,401,070
5.250%, 01/15/23	13,865	14,956,869
SBA Communications Corp. 5.625%, 10/01/19	5,800	6,053,750
SBA Telecommunications, Inc. 5.750%, 07/15/20	12,300	12,699,750

	Par (000)	Value†

Telecommunications — (continued)
T-Mobile USA Inc. 5.250%, 09/01/18	$825	$843,563
T-Mobile USA, Inc.
6.542%, 04/28/20	13,000	13,422,500
6.625%, 11/15/20	5,475	5,652,937
Telesat Canada 6.000%, 05/15/17 144A @	4,620	4,620,000
UPC Holding BV 6.375%, 09/15/22 144A @	4,975	6,043,186
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	16,452	17,397,990
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	22,660	23,963,161
Virgin Media Finance PLC 6.000%, 10/15/24 144A @	325	333,938
Virgin Media Secured Finance PLC144A @
5.375%, 04/15/21	5,805	6,051,712
6.000%, 04/15/21	1,215	1,819,202
5.250%, 01/15/26	3,450	3,450,000

		125,709,628

TOTAL CORPORATE BONDS (Cost $592,227,653)		590,758,740

LOAN AGREEMENTS — 4.2%‡
Beverages — 0.3%
De Master Blenders
4.250%, 07/02/22	1,308	1,489,321
4.250%, 07/02/22	8,277	8,287,088

		9,776,409

Commercial Services — 0.3%
Kronos, Inc.
4.500%, 10/30/19•	5,359	5,335,938
9.750%, 04/30/20	6,122	6,081,208

		11,417,146

Diversified Financial Services — 0.1%
Hilton Worldwide Finance LLC 3.500%, 10/26/20•	3,891	3,890,241

Electric — 0.0%
Texas Competitive Electric Holdings Co. LLC 3.750%, 11/07/16•	1,016	1,010,762

Entertainment — 0.0%
Kasima LLC 3.250%, 05/17/21•	501	496,040
Peninsula Gaming LLC 4.250%, 11/20/17•	4	3,776

		499,816

Food — 0.2%
Pinnacle Foods Finance LLC•
3.000%, 04/29/20	4,246	4,240,224
3.000%, 04/29/20	3,754	3,747,481

		7,987,705

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Healthcare Services — 0.3%
Davita Healthcare Partners, Inc. 3.500%, 06/24/21•	$9,411	$9,423,106

Holding Companies — 1.1%
Intelsat Jackson Holdings 3.750%, 06/30/19	37,396	34,811,884

Insurance — 0.3%
HUB International Ltd. 4.000%, 10/02/20•	8,073	7,851,341
USI, Inc. 4.250%, 12/27/19•	2,643	2,599,160

		10,450,501

Machinery - Diversified — 0.2%
Manitowoc Foodservice, Inc. 5.750%, 03/03/23	5,895	5,914,245

Media — 0.2%
Cequel Communications LLC 3.813%, 02/14/19•	3,499	3,473,852
Charter Communications Operating LLC•
3.000%, 07/01/20	2,067	2,055,899
3.000%, 01/03/21	1,442	1,435,353

		6,965,104

Semiconductors — 0.1%
NXP BV 3.750%, 12/07/20	3,466	3,471,720

Telecommunications — 1.1%
First Data Corp.•
3.932%, 03/23/18	6,640	6,621,646
3.932%, 09/24/18	4,675	4,665,276
Telesat Canada•
4.273%, 03/28/17	619	474,037
3.500%, 03/28/19	5,363	5,329,873
4.430%, 03/28/19 ^	3,647	2,784,598
UPC Financing Partnership 3.344%, 06/30/21•	16,075	15,928,557

		35,803,987

TOTAL LOAN AGREEMENTS (Cost $144,824,693)		141,422,626

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 17.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	10,123,991	10,123,991
T. Rowe Price Reserve Investment Fund	553,887,174	553,887,174

TOTAL SHORT-TERM INVESTMENTS (Cost $564,011,165)		564,011,165

TOTAL INVESTMENTS — 100.7% (Cost $3,048,082,025)(a)		$3,348,694,718

Other Assets & Liabilities — (0.7)%		(23,603,011)

TOTAL NET ASSETS — 100.0%		$3,325,091,707

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Altria Group, Inc., $65.00, 01/20/2017	$(1,456)	$(302,848)
Altria Group, Inc., $67.50, 01/20/2017	(1,457)	(189,410)
American Tower Corp., $105.00, 01/20/2017	(170)	(98,600)
American Tower Corp., $110.00, 01/20/2017	(170)	(54,400)
Apple, Inc., $130.00, 01/20/2017	(1,026)	(252,396)
Apple, Inc., $135.00, 01/20/2017	(1,026)	(176,472)
Apple, Inc., $140.00, 01/20/2017	(1,026)	(123,120)
Comcast Corp., $62.50, 01/20/2017	(2,713)	(982,106)
Comcast Corp., $65.00, 01/20/2017	(3,814)	(930,616)
CVS Health Corp., $100.00, 01/20/17	(386)	(339,680)
CVS Health Corp., $105.00, 01/20/17	(386)	(229,670)
CVS Health Corp., $110.00, 01/20/17	(386)	(142,820)
Danaher Corp., $105.00, 01/20/2017	(290)	(59,450)
Danaher Corp., $110.00, 01/20/2017	(289)	(26,010)
Danaher Corp., $115.00, 01/20/2017	(289)	(8,670)
Danaher Corp., $92.00, 01/20/2017	(895)	(563,850)
Danaher Corp., $92.50, 01/20/2017	(895)	(653,350)
Lowe’s Cos., Inc., $80.00, 01/20/2017	(234)	(90,324)
Lowe’s Cos., Inc., $82.00, 01/20/2017	(234)	(50,310)
Lowe’s Cos., Inc., $82.50, 01/20/2017	(234)	(66,924)
Microsoft Corp., $62.50, 01/20/2017	(3,068)	(512,356)
Microsoft Corp., $65.00, 01/20/2017	(3,068)	(337,480)
PepsiCo, Inc., $100.00, 01/20/2017	(388)	(258,020)
PepsiCo, Inc., $105.00, 01/20/2017	(388)	(141,620)
PepsiCo, Inc., $110.00, 01/20/2017	(388)	(72,556)
Philip Morris International, Inc., $92.50, 01/20/2017	(701)	(546,780)
Philip Morris International, Inc., $95.00, 01/20/2017	(1,300)	(812,500)
Philip Morris International, Inc., $97.50, 01/20/2017	(1,300)	(652,600)
Texas Instruments, Inc., $55.00, 01/20/2017	(598)	(328,900)
Texas Instruments, Inc., $60.00, 01/20/2017	(598)	(203,320)
The Bank of New York Mellon Corp., $45.00, 01/20/2017	(2,763)	(121,572)
The Bank of New York Mellon Corp., $47.00, 01/20/2017	(1,901)	(41,822)
The Boeing Co., $160.00, 01/20/2017	(270)	(19,170)
The Boeing Co., $165.00, 01/20/2017	(269)	(13,719)
The Boeing Co., $170.00, 01/20/2017	(269)	(8,339)
Thermo Fisher Scientific, Inc., $155.00, 01/20/2017	(118)	(61,360)
Thermo Fisher Scientific, Inc., $160.00, 01/20/2017	(202)	(72,720)
Thermo Fisher Scientific, Inc., $165.00, 01/20/2017	(319)	(84,535)
Thermo Fisher Scientific, Inc., $170.00, 01/20/2017	(201)	(37,185)
UnitedHealth Group, Inc., $140.00, 01/20/2017	(891)	(498,960)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
UnitedHealth Group, Inc., $145.00, 01/20/2017	$(489)	$(195,600)

TOTAL WRITTEN OPTIONS (Premiums $(10,120,987))		(10,362,140)

†	See Security Valuation Note.
*	Non-income producing security.
144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at March 31, 2016 is $4,384,813.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2016. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $3,065,034,574. Net unrealized appreciation was $283,660,144. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $334,126,709 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $50,466,565.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 03/31/2016††
United States	92%
United Kingdom	4
Netherlands	2
Canada	1
Cayman Islands	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

FLEXIBLY MANAGED FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$17,174,982	$17,174,982	$—	$—
Agriculture	63,501,190	63,501,190	—	—
Auto Parts & Equipment	26,515,188	26,515,188	—	—
Banks	63,889,001	63,889,001	—	—
Beverages	17,548,305	11,928,672	5,619,633	—
Biotechnology	44,124,240	44,124,240	—	—
Commercial Services	34,974,255	21,672,875	13,301,380	—
Computers	76,807,890	76,807,890	—	—
Diversified Financial Services	87,724,284	87,724,284	—	—
Electric	60,203,030	60,203,030	—	—
Electrical Components & Equipment	13,144,740	13,144,740	—	—
Electronics	194,600,194	194,600,194	—	—
Food	20,128,439	11,727,076	8,401,363	—
Healthcare Products	175,151,496	175,151,496	—	—
Healthcare Services	108,325,775	108,325,775	—	—
Insurance	218,425,317	218,425,317	—	—
Internet	78,948,003	78,948,003	—	—
Lodging	1,008,896	1,008,896	—	—
Machinery - Diversified	43,845,858	43,845,858	—	—
Media	39,866,916	39,866,916	—	—
Miscellaneous Manufacturing	30,022,058	30,022,058	—	—
Oil & Gas	25,749,900	25,749,900	—	—
Pharmaceuticals	176,229,628	176,229,628	—	—
Retail	119,161,370	119,161,370	—	—
Semiconductors	7,935,444	7,935,444	—	—
Software	131,947,193	131,947,193	—	—
Telecommunications	14,775,075	14,775,075	—	—
REAL ESTATE INVESTMENT TRUSTS	93,001,535	83,701,418	9,300,117	—
TOTAL PREFERRED STOCKS	54,392,191	54,392,191	—	—
AGENCY OBLIGATION	6,658,200	—	6,658,200	—
ASSET BACKED SECURITIES	6,721,594	—	6,721,594	—
CORPORATE BONDS	590,758,740	—	590,758,740	—
LOAN AGREEMENTS	141,422,626	—	141,422,626	—
SHORT-TERM INVESTMENTS	564,011,165	564,011,165	—	—

TOTAL INVESTMENTS	$3,348,694,718	$2,566,511,065	$782,183,653	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(10,362,140)	$—	$(10,362,140)	$—

Total Liabilities	$(10,362,140)	$—	$(10,362,140)	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

$89,526,644 was transferred from Level 1 into Level 2 at 3/31/16 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

39

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $20,783,910)	2,798,169	$45,722,080

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $24,849,509)	2,205,600	30,481,386

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $235,724)	235,724	235,724

TOTAL INVESTMENTS — 100.0% (Cost $45,869,143)(a)		$76,439,190

Other Assets & Liabilities — 0.0%		24,611

TOTAL NET ASSETS — 100.0%		$76,463,801

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $49,448,194. Net unrealized appreciation was $26,990,996. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $30,570,047 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,579,051.

PENN SERIES FUNDS, INC.

BALANCED FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$45,722,080	$45,722,080	$—	$—
AFFILIATED FIXED INCOME FUNDS	30,481,386	30,481,386	—	—
SHORT-TERM INVESTMENTS	235,724	235,724	—	—

TOTAL INVESTMENTS	$76,439,190	$76,439,190	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 93.2%
Aerospace & Defense — 1.4%
The Boeing Co.	29,000	$3,681,260

Agriculture — 1.1%
Philip Morris International, Inc.	30,100	2,953,111

Airlines — 2.9%
American Airlines Group, Inc.	123,700	5,072,937
United Continental Holdings, Inc.*	42,400	2,538,064

		7,611,001

Apparel — 1.8%
Hanesbrands, Inc.	79,900	2,264,366
NIKE, Inc., Class B	41,700	2,563,299

		4,827,665

Auto Manufacturers — 1.5%
Ferrari NV*	27,260	1,136,742
Tesla Motors, Inc.*	12,340	2,835,362

		3,972,104

Auto Parts & Equipment — 2.0%
BorgWarner, Inc.	40,600	1,559,040
Delphi Automotive PLC	19,400	1,455,388
Mobileye NV*	60,900	2,270,961

		5,285,389

Banks — 1.5%
Morgan Stanley	99,900	2,498,499
State Street Corp.	26,500	1,550,780

		4,049,279

Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.*	30,400	4,232,288
Biogen, Inc.*	6,800	1,770,176
BioMarin Pharmaceutical, Inc.*	10,800	890,784
Celgene Corp.*	25,600	2,562,304
Gilead Sciences, Inc.	23,900	2,195,454
Illumina, Inc.*	4,900	794,339
Incyte Corp.*	14,400	1,043,568
Regeneron Pharmaceuticals, Inc.*	3,700	1,333,628
Vertex Pharmaceuticals, Inc.*	26,400	2,098,536

		16,921,077

Building Materials — 0.4%
Martin Marietta Materials, Inc.	6,300	1,004,913

Chemicals — 0.7%
Ashland, Inc.	17,000	1,869,320

Commercial Services — 0.6%
PayPal Holdings, Inc.*	43,100	1,663,660

Computers — 2.7%
Apple, Inc.	60,900	6,637,491
IHS, Inc., Class A*	4,100	509,056

		7,146,547

Diversified Financial Services — 6.8%
BlackRock, Inc.	1,900	647,083
Intercontinental Exchange, Inc.	11,800	2,774,652
MasterCard, Inc., Class A	67,900	6,416,550
TD Ameritrade Holding Corp.	50,100	1,579,653

	Number of Shares	Value†

Diversified Financial Services — (continued)
Visa, Inc., Class A	83,900	$6,416,672

		17,834,610

Healthcare Products — 4.9%
Danaher Corp.	72,200	6,848,892
Intuitive Surgical, Inc.*	6,550	3,936,877
Stryker Corp.	19,100	2,049,239

		12,835,008

Healthcare Services — 5.2%
Aetna, Inc.	18,300	2,056,005
Anthem, Inc.	25,400	3,530,346
Cigna Corp.	15,200	2,086,048
Humana, Inc.	12,800	2,341,760
UnitedHealth Group, Inc.	28,500	3,673,650

		13,687,809

Internet — 24.6%
Alibaba Group Holding Ltd. ADR*	9,937	785,321
Alphabet, Inc., Class A*	12,200	9,307,380
Alphabet, Inc., Class C*	10,840	8,075,258
Amazon.com, Inc.*	29,800	17,690,472
Facebook, Inc., Class A*	91,100	10,394,510
LinkedIn Corp., Class A*	7,600	869,060
Netflix, Inc.*	18,400	1,881,032
Tencent Holdings Ltd.	172,800	3,532,787
The Priceline Group, Inc.*	7,550	9,731,648
VeriSign, Inc.*	27,700	2,452,558

		64,720,026

Leisure Time — 0.5%
Royal Caribbean Cruises Ltd.	17,300	1,421,195

Lodging — 3.0%
Hilton Worldwide Holdings, Inc.	65,200	1,468,304
Las Vegas Sands Corp.	28,000	1,447,040
Marriott International, Inc., Class A	27,300	1,943,214
MGM Resorts International*	136,390	2,924,202

		7,782,760

Machinery - Diversified — 2.2%
Flowserve Corp.	26,975	1,197,960
Roper Technologies, Inc.	11,600	2,120,132
Wabtec Corp.	30,800	2,442,132

		5,760,224

Media — 0.6%
The Walt Disney Co.	14,900	1,479,719

Pharmaceuticals — 5.4%
Allergan PLC*	27,413	7,347,506
Bristol-Myers Squibb Co.	73,600	4,701,568
McKesson Corp.	14,200	2,232,950

		14,282,024

Retail — 7.1%
AutoZone, Inc.*	3,500	2,788,415
CarMax, Inc.*	20,700	1,057,770
Costco Wholesale Corp.	5,500	866,690
CVS Health Corp.	19,300	2,001,989
Lowe’s Cos., Inc.	40,700	3,083,025

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Ross Stores, Inc.	24,900	$1,441,710
Starbucks Corp.	35,800	2,137,260
Tractor Supply Co.	25,400	2,297,684
Walgreens Boots Alliance, Inc.	35,200	2,965,248

		18,639,791

Semiconductors — 1.5%
ASML Holding N.V.	17,900	1,796,981
NXP Semiconductors N.V.*	26,700	2,164,569

		3,961,550

Software — 6.0%
Fiserv, Inc.*	16,800	1,723,344
Microsoft Corp.	144,300	7,969,689
NetSuite, Inc.*	17,400	1,191,726
salesforce.com, Inc.*	45,700	3,374,031
ServiceNow, Inc.*	23,100	1,413,258

		15,672,048

Telecommunications — 1.2%
Palo Alto Networks, Inc.*	11,600	1,892,424
T-Mobile US, Inc.*	31,300	1,198,790

		3,091,214

Transportation — 1.2%
Canadian Pacific Railway Ltd.	11,000	1,459,590
FedEx Corp.	8,800	1,431,936
Kansas City Southern	4,100	350,345

		3,241,871

TOTAL COMMON STOCKS (Cost $190,372,869)		245,395,175

PREFERRED STOCKS — 1.5%
Internet — 0.8%
Dropbox. Inc., Class A*^,~	24,940	197,275
Flipkart Ltd., Ordinary Shares*^,~	566	68,316
Flipkart Ltd., Series A^,~	196	23,657
Flipkart Ltd., Series C*^,~	341	41,159
Flipkart Ltd., Series E*^,~	636	76,765
Flipkart Ltd., Series G*^,~	2,888	348,582
Flipkart Ltd., Series H*^,~	2,579	311,285
Livingsocial, Inc., Series F, CONV*^,~	15,066	0
Uber Technologies, Inc., Series G, CONV*^	12,545	575,137
Xiaoju Kuaizhi, Inc (didi), CONV*^,~	11,920	364,472

		2,006,648

Lodging — 0.5%
Airbnb, Inc., Series D*^,~	9,999	875,000
Airbnb, Inc., Series E, CONV*^,~	3,694	323,257

		1,198,257

Real Estate — 0.1%
WeWork Companies, Inc., Class A*^,~	923	34,746
WeWork Companies, Inc., Series E*^,~	8,297	312,334

		347,080

Software — 0.1%
Magic Leap Inc., Series C, CONV*^,~	15,808	364,106

TOTAL PREFERRED STOCKS (Cost $3,860,286)		3,916,091

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 2.5%
Diversified — 2.5%
American Tower Corp.	45,600	$4,668,072
Crown Castle International Corp.	23,600	2,041,400

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,471,922)		6,709,472

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,162,213	1,162,213
T. Rowe Price Reserve Investment Fund	3,198,358	3,198,358

TOTAL SHORT-TERM INVESTMENTS (Cost $4,360,571)		4,360,571

TOTAL INVESTMENTS — 98.9% (Cost $203,065,648)(a)		$260,381,309

Other Assets & Liabilities — 1.1%		2,906,583

TOTAL NET ASSETS — 100.0%		$263,287,892

^	Illiquid security. The total market value of illiquid securities at March 31, 2016 is $3,916,091.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $203,731,353. Net unrealized appreciation was $56,649,956. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $63,057,399 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,407,443.
~	Fair valued security. The total market value of fair valued securities at March 31, 2016 is $3,340,954.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 03/31/2016††
United States	94%
China	2
Canada	1
Israel	1
Netherlands	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

LARGE GROWTH STOCK FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$3,681,260	$3,681,260	$—	$—
Agriculture	2,953,111	2,953,111	—	—
Airlines	7,611,001	7,611,001	—	—
Apparel	4,827,665	4,827,665	—	—
Auto Manufacturers	3,972,104	3,972,104	—	—
Auto Parts & Equipment	5,285,389	5,285,389	—	—
Banks	4,049,279	4,049,279	—	—
Biotechnology	16,921,077	16,921,077	—	—
Building Materials	1,004,913	1,004,913	—	—
Chemicals	1,869,320	1,869,320	—	—
Commercial Services	1,663,660	1,663,660	—	—
Computers	7,146,547	7,146,547	—	—
Diversified Financial Services	17,834,610	17,834,610	—	—
Healthcare Products	12,835,008	12,835,008	—	—
Healthcare Services	13,687,809	13,687,809	—	—
Internet	64,720,026	61,187,239	3,532,787	—
Leisure Time	1,421,195	1,421,195	—	—
Lodging	7,782,760	7,782,760	—	—
Machinery - Diversified	5,760,224	5,760,224	—	—
Media	1,479,719	1,479,719	—	—
Pharmaceuticals	14,282,024	14,282,024	—	—
Retail	18,639,791	18,639,791	—	—
Semiconductors	3,961,550	3,961,550	—	—
Software	15,672,048	15,672,048	—	—
Telecommunications	3,091,214	3,091,214	—	—
Transportation	3,241,871	3,241,871	—	—
REAL ESTATE INVESTMENT TRUSTS
Diversified	6,709,472	6,709,472	—	—
PREFERRED STOCKS	3,916,091	—	—	3,916,091
SHORT-TERM INVESTMENTS	4,360,571	4,360,571	—	—

TOTAL INVESTMENTS	$260,381,309	$252,932,431	$3,532,787	$3,916,091

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2015	3,814,644
Purchases	364,106
Change in Appreciation/(Depreciation)	(262,359)

Balance as of 3/31/2016	3,916,391

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CAP GROWTH FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.3%
Federal Home Loan Bank Discount Notes — 0.3%
Federal Home Loan Bank Discount Notes 0.000%, 04/01/16 (Cost $123,000)	$123	$123,000

	Number of Shares	Value†
COMMON STOCKS — 100.3%
Advertising — 0.4%
Omnicom Group, Inc.	2,127	177,030

Aerospace & Defense — 2.1%
United Technologies Corp.	8,965	897,397

Apparel — 4.7%
Burberry Group PLC	19,997	390,937
LVMH Moet Hennessy Louis Vuitton S.A.	4,386	749,466
NIKE, Inc., Class B	6,563	403,428
VF Corp.	7,820	506,423

		2,050,254

Beverages — 2.1%
AMBEV S.A. ADR	47,251	244,760
PepsiCo, Inc.	2,320	237,754
Pernod Ricard S.A.	3,834	426,927

		909,441

Chemicals — 8.8%
Ecolab, Inc.	8,243	919,259
LyondellBasell Industries NV, Class A	3,986	341,122
Monsanto Co.	9,989	876,435
PPG Industries, Inc.	6,301	702,499
Praxair, Inc.	4,020	460,089
The Sherwin-Williams Co.	1,711	487,070

		3,786,474

Commercial Services — 2.9%
Equifax, Inc.	5,150	588,593
Moody’s Corp.	6,687	645,697

		1,234,290

Computers — 11.2%
Accenture PLC, Class A	19,839	2,289,421
Apple, Inc.	8,694	947,559
Cognizant Technology Solutions Corp., Class A*	14,905	934,543
EMC Corp.	25,545	680,774

		4,852,297

Cosmetics & Personal Care — 4.1%
Colgate-Palmolive Co.	19,871	1,403,886
L’Oreal S.A.	2,031	363,319

		1,767,205

Distribution & Wholesale — 2.6%
Fastenal Co.	7,685	376,565
W.W. Grainger, Inc.	3,267	762,616

		1,139,181

Diversified Financial Services — 8.4%
CME Group, Inc.	2,288	219,762
Franklin Resources, Inc.	11,156	435,642

	Number of Shares	Value†

Diversified Financial Services — (continued)
MasterCard, Inc., Class A	6,423	$606,973
The Blackstone Group LP	7,630	214,022
The Charles Schwab Corp.	16,538	463,395
Visa, Inc., Class A	21,750	1,663,440

		3,603,234

Electronics — 6.9%
Amphenol Corp., Class A	6,289	363,630
Mettler-Toledo International, Inc.*	2,063	711,240
Thermo Fisher Scientific, Inc.	9,859	1,395,936
Waters Corp.*	3,842	506,836

		2,977,642

Food — 1.5%
Danone S.A.	8,976	636,869

Healthcare Products — 5.6%
Danaher Corp.	10,986	1,042,132
DENTSPLY SIRONA, Inc.	7,157	441,086
St. Jude Medical, Inc.	3,422	188,210
The Cooper Cos., Inc.	4,875	750,604

		2,422,032

Household Products & Wares — 0.8%
Church & Dwight Co., Inc.	3,598	331,664

Internet — 6.0%
Alphabet, Inc., Class A*	3,402	2,595,386

Media — 4.0%
Discovery Communications, Inc., Class A*	6,722	192,451
The Walt Disney Co.	2,079	206,465
Time Warner, Inc.	7,021	509,374
Twenty-First Century Fox, Inc., Class A	29,090	811,029

		1,719,319

Miscellaneous Manufacturing — 0.9%
Colfax Corp.*	12,992	371,441

Oil & Gas Services — 0.5%
Schlumberger Ltd.	3,098	228,478

Pharmaceuticals — 9.4%
Abbott Laboratories	23,218	971,209
Eli Lilly & Co.	7,541	543,027
Express Scripts Holding Co.*	7,637	524,586
Mead Johnson Nutrition Co.	12,364	1,050,569
Roche Holding AG	2,140	525,456
Zoetis, Inc.	9,947	440,951

		4,055,798

Retail — 6.6%
AutoZone, Inc.*	1,059	843,695
CVS Health Corp.	10,939	1,134,702
The TJX Cos., Inc.	10,986	860,753

		2,839,150

Semiconductors — 4.5%
Microchip Technology, Inc.	4,517	217,719
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	27,601	723,146

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Texas Instruments, Inc.	17,185	$986,763

		1,927,628

Software — 4.8%
Fidelity National Information Services, Inc.	13,657	864,625
Fiserv, Inc.*	5,271	540,699
Oracle Corp.	15,961	652,964

		2,058,288

Transportation — 1.5%
Union Pacific Corp.	8,204	652,628

TOTAL COMMON STOCKS (Cost $37,334,743)		43,233,126

SHORT-TERM INVESTMENTS — 0.4%
Money Market — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $189,654)	189,654	189,654

TOTAL INVESTMENTS — 101.0% (Cost $37,647,397)(a)		$43,545,780

Other Assets & Liabilities — (1.0)%		(441,643)

TOTAL NET ASSETS — 100.0%		$43,104,137

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $37,775,953. Net unrealized appreciation was $5,769,828. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,445,848 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,676,021.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CAP GROWTH FUND

Country Weightings as of 03/31/2016††
United States	85%
France	5
Ireland	5
Taiwan	2
Brazil	1
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

LARGE CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$43,233,126	$40,140,152	$3,092,974	$—
AGENCY OBLIGATION	123,000	—	123,000	—
SHORT-TERM INVESTMENTS	189,654	189,654	—	—

TOTAL INVESTMENTS	$43,545,780	$40,329,806	$3,215,974	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.3%
Aerospace & Defense — 1.3%
Harris Corp.	18,240	$1,420,166

Agriculture — 2.4%
Reynolds American, Inc.	49,650	2,497,892

Airlines — 1.4%
Delta Air Lines, Inc.	29,470	1,434,600

Apparel — 2.2%
NIKE, Inc., Class B	38,260	2,351,842

Beverages — 5.7%
Constellation Brands, Inc., Class A	17,630	2,663,717
Dr. Pepper Snapple Group, Inc.	18,180	1,625,655
Monster Beverage Corp.*	13,340	1,779,289

		6,068,661

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.*	7,870	1,095,662
Celgene Corp.*	3,110	311,280
Gilead Sciences, Inc.	8,027	737,360

		2,144,302

Chemicals — 2.2%
The Sherwin-Williams Co.	8,060	2,294,440

Commercial Services — 5.6%
Aramark	32,300	1,069,776
McGraw Hill Financial, Inc.	8,300	821,534
PayPal Holdings, Inc.*	51,300	1,980,180
ServiceMaster Global Holdings, Inc.*	22,330	841,395
Verisk Analytics, Inc., Class A*	15,160	1,211,587

		5,924,472

Computers — 5.6%
Apple, Inc.	43,685	4,761,228
Cognizant Technology Solutions Corp., Class A*	18,980	1,190,046

		5,951,274

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	12,240	1,007,474

Diversified Financial Services — 4.9%
Intercontinental Exchange, Inc.	2,770	651,338
The Charles Schwab Corp.	30,580	856,852
Visa, Inc., Class A	47,620	3,641,977

		5,150,167

Electrical Components & Equipment — 1.1%
Acuity Brands, Inc.	5,520	1,204,133

Food — 0.8%
Hormel Foods Corp.	19,960	863,070

Healthcare Products — 7.3%
Align Technology, Inc.*	15,200	1,104,888
Baxter International, Inc.	34,100	1,400,828
Boston Scientific Corp.*	57,860	1,088,347
Edwards Lifesciences Corp.*	17,950	1,583,369
Hologic, Inc.*	25,240	870,780

	Number of Shares	Value†

Healthcare Products — (continued)
Intuitive Surgical, Inc.*	2,780	$1,670,919

		7,719,131

Healthcare Services — 3.2%
UnitedHealth Group, Inc.	26,120	3,366,868

Internet — 16.4%
Alphabet, Inc., Class A*	8,780	6,698,262
Amazon.com, Inc.*	6,505	3,861,628
Facebook, Inc., Class A*	44,990	5,133,359
Tencent Holdings Ltd. ADR	79,370	1,622,323

		17,315,572

Lodging — 1.1%
Wynn Resorts Ltd.	12,070	1,127,700

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	40,930	2,614,608

Retail — 19.4%
Dollar General Corp.	14,990	1,283,144
McDonald’s Corp.	18,290	2,298,687
O’Reilly Automotive, Inc.*	6,990	1,912,883
Starbucks Corp.	48,140	2,873,958
The Home Depot, Inc.	29,580	3,946,860
The TJX Cos., Inc.	30,340	2,377,139
Tractor Supply Co.	14,860	1,344,236
Ulta Salon Cosmetics & Fragrance, Inc.*	7,360	1,425,926
Walgreens Boots Alliance, Inc.	16,430	1,384,063
Yum! Brands, Inc.	19,160	1,568,246

		20,415,142

Semiconductors — 1.7%
Broadcom Ltd.	11,300	1,745,850

Software — 7.4%
Adobe Systems, Inc.*	21,910	2,055,158
Electronic Arts, Inc.*	25,130	1,661,344
Fidelity National Information Services, Inc.	24,910	1,577,052
salesforce.com, Inc.*	18,955	1,399,448
ServiceNow, Inc.*	19,090	1,167,926

		7,860,928

Telecommunications — 3.0%
Level 3 Communications, Inc.*	5,520	291,732
Palo Alto Networks, Inc.*	5,423	884,708
SBA Communications Corp., Class A*	8,750	876,488
Zayo Group Holdings, Inc.*	43,870	1,063,409

		3,116,337

Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	13,290	1,119,550

TOTAL COMMON STOCKS (Cost $87,242,485)		104,714,179

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $483,383)	483,383	$483,383

TOTAL INVESTMENTS — 99.7% (Cost $87,725,868)(a)		$105,197,562

Other Assets & Liabilities — 0.3%		264,735

TOTAL NET ASSETS — 100.0%		$105,462,297

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $87,920,097. Net unrealized appreciation was $17,471,694. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,917,158 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $194,229.

ADR — American Depository Receipt.

PENN SERIES FUNDS, INC.

LARGE CORE GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
TOTAL COMMON STOCKS	$104,714,179	$104,714,179	$—	$—
SHORT-TERM INVESTMENTS	483,383	483,383	—	—

TOTAL INVESTMENTS	$105,197,562	$105,197,562	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 97.0%
Advertising — 0.9%
Omnicom Group, Inc.	21,143	$1,759,732

Aerospace & Defense — 3.4%
Northrop Grumman Corp.	16,601	3,285,338
United Technologies Corp.	36,029	3,606,503

		6,891,841

Agriculture — 1.7%
Philip Morris International, Inc.	33,750	3,311,213

Apparel — 1.1%
Ralph Lauren Corp.	22,519	2,167,679

Auto Manufacturers — 0.5%
General Motors Co.	33,105	1,040,490

Banks — 12.5%
Bank of America Corp.	280,274	3,789,304
Citigroup, Inc.	83,293	3,477,483
Fifth Third Bancorp	191,292	3,192,663
JPMorgan Chase & Co.	99,022	5,864,083
State Street Corp.	29,128	1,704,571
The PNC Financial Services Group, Inc.	33,633	2,844,343
Wells Fargo & Co.	84,510	4,086,904

		24,959,351

Beverages — 1.5%
PepsiCo, Inc.	28,943	2,966,079

Building Materials — 1.7%
Vulcan Materials Co.	31,881	3,365,677

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	43,947	2,782,724

Computers — 2.7%
Apple, Inc.	26,789	2,919,733
EMC Corp.	92,557	2,466,644

		5,386,377

Diversified Financial Services — 5.9%
American Express Co.	30,239	1,856,675
Ameriprise Financial, Inc.	26,683	2,508,469
Discover Financial Services	63,890	3,253,279
FNF Group	86,609	2,936,045
Legg Mason, Inc.	34,639	1,201,280

		11,755,748

Electric — 3.8%
Calpine Corp.*	119,273	1,809,371
NextEra Energy, Inc.	26,947	3,188,908
PG&E Corp.	45,187	2,698,568

		7,696,847

Electronics — 1.6%
Honeywell International, Inc.	29,323	3,285,642

Food — 1.7%
Mondelez International, Inc., Class A	83,301	3,342,036

	Number of Shares	Value†

Healthcare Products — 1.8%
Medtronic PLC	47,957	$3,596,775

Healthcare Services — 3.7%
Humana, Inc.	17,368	3,177,475
UnitedHealth Group, Inc.	33,372	4,301,651

		7,479,126

Housewares — 0.8%
Newell Brands, Inc.	36,790	1,629,429

Insurance — 5.7%
American International Group, Inc.	61,241	3,310,076
MetLife, Inc.	64,824	2,848,366
The Travelers Cos., Inc.	26,715	3,117,908
Unum Group	70,888	2,191,857

		11,468,207

Internet — 2.1%
Liberty Interactive Corp. QVC Group, Class A*	84,115	2,123,904
Symantec Corp.	118,115	2,170,953

		4,294,857

Leisure Time — 1.2%
Harley-Davidson, Inc.	44,904	2,304,922

Media — 3.6%
Comcast Corp., Class A	59,763	3,650,324
Liberty Global PLC, Class A*	53,538	2,061,213
Viacom, Inc., Class B	37,659	1,554,564

		7,266,101

Miscellaneous Manufacturing — 3.9%
Eaton Corp. PLC	43,643	2,730,306
Ingersoll-Rand PLC	36,442	2,259,768
Pentair PLC	51,457	2,792,057

		7,782,131

Oil & Gas — 5.9%
Chevron Corp.	34,560	3,297,024
Hess Corp.	70,022	3,686,658
Royal Dutch Shell PLC ADR, Class A	53,035	2,569,546
Valero Energy Corp.	35,189	2,257,023

		11,810,251

Oil & Gas Services — 2.3%
Halliburton Co.	86,823	3,101,317
National Oilwell Varco, Inc.	51,618	1,605,320

		4,706,637

Packaging and Containers — 1.6%
Sealed Air Corp.	65,260	3,133,133

Pharmaceuticals — 10.3%
AbbVie, Inc.	50,122	2,862,969
Allergan PLC*	10,269	2,752,400
Eli Lilly & Co.	46,728	3,364,883
Merck & Co., Inc.	80,163	4,241,424
Pfizer, Inc.	137,334	4,070,580
Teva Pharmaceutical Industries Ltd. ADR	61,583	3,295,306

		20,587,562

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 3.5%
CVS Health Corp.	30,881	$3,203,286
Dollar General Corp.	17,774	1,521,455
Lowe’s Cos., Inc.	30,600	2,317,950

		7,042,691

Semiconductors — 1.2%
QUALCOMM, Inc.	48,657	2,488,319

Software — 3.0%
Microsoft Corp.	109,971	6,073,698

Telecommunications — 4.6%
Cisco Systems, Inc.	120,563	3,432,429
Verizon Communications, Inc.	61,940	3,349,715
Vodafone Group PLC- ADR	73,837	2,366,476

		9,148,620

Transportation — 1.4%
Norfolk Southern Corp.	33,408	2,781,216

TOTAL COMMON STOCKS (Cost $174,037,145)		194,305,111

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Diversified — 1.4%
Weyerhaeuser Co. (Cost $2,661,762)	90,811	2,813,325

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,046,153)	1,046,153	1,046,153

TOTAL INVESTMENTS — 98.9% (Cost $177,745,060)(a)		$198,164,589

Other Assets & Liabilities — 1.1%		2,219,193

TOTAL NET ASSETS — 100.0%		$200,383,782

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $178,099,478. Net unrealized appreciation was $20,065,111. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,865,239 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $11,800,128.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CAP VALUE FUND

Country Weightings as of 03/31/2016††
United States	93%
United Kingdom	4
Israel	2
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

LARGE CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$194,305,111	$194,305,111	$—	$—
REAL ESTATE INVESTMENT TRUSTS	2,813,325	2,813,325	—	—
SHORT-TERM INVESTMENTS	1,046,153	1,046,153	—	—

TOTAL INVESTMENTS	$198,164,589	$198,164,589	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 93.8%
Aerospace & Defense — 3.0%
United Technologies Corp.	58,726	$5,878,473

Agriculture — 2.6%
Altria Group, Inc.	15,258	956,066
Reynolds American, Inc.	79,621	4,005,733

		4,961,799

Auto Parts & Equipment — 0.8%
The Goodyear Tire & Rubber Co.	45,684	1,506,658

Banks — 13.2%
Credit Suisse Group AG ADR	135,785	1,918,642
JPMorgan Chase & Co.	98,025	5,805,041
The Goldman Sachs Group, Inc.	29,542	4,637,503
The PNC Financial Services Group, Inc.	28,925	2,446,187
US Bancorp	101,465	4,118,464
Wells Fargo & Co.	134,969	6,527,101

		25,452,938

Beverages — 1.0%
Molson Coors Brewing Co., Class B	19,060	1,833,191

Building Materials — 0.9%
Masco Corp.	52,684	1,656,912

Chemicals — 2.7%
CF Industries Holdings, Inc.	28,958	907,544
PPG Industries, Inc.	39,229	4,373,641

		5,281,185

Diversified Financial Services — 4.6%
Invesco Ltd.	130,985	4,030,408
iShares Russell 1000 Value ETF	7,822	772,892
The Charles Schwab Corp.	75,084	2,103,854
Visa, Inc., Class A	25,472	1,948,098

		8,855,252

Electric — 4.0%
NextEra Energy, Inc.	39,788	4,708,512
PG&E Corp.	51,736	3,089,674

		7,798,186

Electrical Components & Equipment — 1.3%
Hubbell, Inc.	23,279	2,465,944

Electronics — 1.4%
Thermo Fisher Scientific, Inc.	19,249	2,725,466

Food — 3.9%
General Mills, Inc.	54,641	3,461,507
The Kroger Co.	104,407	3,993,568

		7,455,075

Gas — 2.1%
Sempra Energy	38,663	4,022,885

Healthcare Products — 3.6%
Medtronic PLC	62,782	4,708,650
Zimmer Biomet Holdings, Inc.	21,497	2,292,225

		7,000,875

	Number of Shares	Value†

Insurance — 7.8%
Aflac, Inc.	38,768	$2,447,812
Alleghany Corp	2,994	1,485,623
American Financial Group, Inc.	21,290	1,498,177
Chubb, Ltd	31,502	3,753,463
MetLife, Inc.	52,029	2,286,154
XL Group PLC	100,145	3,685,336

		15,156,565

Internet — 1.3%
Alphabet, Inc., Class C*	3,245	2,417,363

Machinery - Diversified — 1.1%
Rockwell Automation, Inc.	19,157	2,179,109

Miscellaneous Manufacturing — 4.9%
General Electric Co.	298,262	9,481,749

Oil & Gas — 10.9%
Chevron Corp.	70,431	6,719,117
EOG Resources, Inc.	49,728	3,609,258
Exxon Mobil Corp.	29,285	2,447,933
Occidental Petroleum Corp.	79,404	5,433,616
Royal Dutch Shell PLC ADR, Class A	60,093	2,955,975

		21,165,899

Oil & Gas Services — 1.3%
Schlumberger Ltd.	34,705	2,559,494

Pharmaceuticals — 9.0%
Allergan PLC	9,447	2,532,079
Eli Lilly & Co.	23,406	1,685,466
Johnson & Johnson	72,111	7,802,410
McKesson Corp.	18,554	2,917,617
Teva Pharmaceutical Industries Ltd. ADR	47,746	2,554,889

		17,492,461

Retail — 2.1%
Target Corp.	29,119	2,395,911
The Home Depot, Inc.	12,899	1,721,114

		4,117,025

Semiconductors — 1.7%
Intel Corp.	55,312	1,789,343
NXP Semiconductors N.V.	18,232	1,478,068

		3,267,411

Software — 4.9%
Microsoft Corp.	85,090	4,699,521
Oracle Corp.	114,367	4,678,754

		9,378,275

Telecommunications — 2.3%
Verizon Communications, Inc.	83,537	4,517,681

Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	37,552	2,787,485

TOTAL COMMON STOCKS (Cost $167,703,527)		181,415,356

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Apartments — 1.6%
Equity Residential	42,644	$3,199,579

Hotels & Resorts — 0.6%
Host Hotels & Resorts, Inc.	67,726	1,131,024

Storage & Warehousing — 0.8%
Public Storage	5,375	1,482,586

Strip Centers — 1.4%
Federal Realty Investment Trust	17,447	2,722,605

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,741,591)		8,535,794

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,380,638)	1,380,638	1,380,638

TOTAL INVESTMENTS — 98.9% (Cost $176,825,756)(a)		$191,331,788

Other Assets & Liabilities — 1.1%		2,217,378

TOTAL NET ASSETS — 100.0%		$193,549,166

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $177,846,576. Net unrealized appreciation was $13,485,212. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $19,943,479 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,458,267.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

LARGE CORE VALUE FUND

Country Weightings as of 03/31/2016††
United States	90%
Other	6
France	1
Israel	1
Netherlands	1
Switzerland	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

LARGE CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$181,415,356	$181,415,356	$—	$—
REAL ESTATE INVESTMENT TRUSTS	8,535,794	8,535,794	—	—
SHORT-TERM INVESTMENTS	1,380,638	1,380,638	—	—

TOTAL INVESTMENTS	$191,331,788	$191,331,788	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 95.8%
Advertising — 0.2%
Omnicom Group, Inc.	5,467	$455,019
The Interpublic Group of Cos., Inc.	9,034	207,330

		662,349

Aerospace & Defense — 2.0%
General Dynamics Corp.	6,797	892,922
Harris Corp.	2,600	202,436
L-3 Communications Holdings, Inc.	1,800	213,300
Lockheed Martin Corp.	6,037	1,337,195
Northrop Grumman Corp.	4,192	829,597
Raytheon Co.	6,876	843,204
Rockwell Collins, Inc.	2,945	271,558
The Boeing Co.	14,321	1,817,908
United Technologies Corp.	17,842	1,785,984

		8,194,104

Agriculture — 1.8%
Altria Group, Inc.	44,778	2,805,789
Archer-Daniels-Midland Co.	13,499	490,149
Philip Morris International, Inc.	35,453	3,478,294
Reynolds American, Inc.	18,854	948,545

		7,722,777

Airlines — 0.6%
American Airlines Group, Inc.	14,600	598,746
Delta Air Lines, Inc.	17,900	871,372
Southwest Airlines Co.	14,717	659,322
United Continental Holdings, Inc.*	8,500	508,810

		2,638,250

Apparel — 0.9%
Coach, Inc.	6,277	251,645
Hanesbrands, Inc.	8,700	246,558
Michael Kors Holdings Ltd.*	4,000	227,840
NIKE, Inc., Class B	30,992	1,905,078
Ralph Lauren Corp.	1,428	137,459
Under Armour, Inc., Class A*	3,900	330,837
VF Corp.	7,732	500,725

		3,600,142

Auto Manufacturers — 0.6%
Ford Motor Co.	88,867	1,199,705
General Motors Co.	32,400	1,018,332
PACCAR, Inc.	7,944	434,457

		2,652,494

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	5,400	207,360
Delphi Automotive PLC	6,400	480,128
Johnson Controls, Inc.	15,111	588,875
The Goodyear Tire & Rubber Co.	6,106	201,376

		1,477,739

Banks — 6.3%
Bank of America Corp.	238,311	3,221,965
BB&T Corp.	17,799	592,173
Capital One Financial Corp.	12,141	841,493
Citigroup, Inc.	68,169	2,846,056
Citizens Financial Group, Inc.	12,100	253,495
Comerica, Inc.	4,344	164,507
Fifth Third Bancorp	17,946	299,519

	Number of Shares	Value†

Banks — (continued)
Huntington Bancshares, Inc.	17,665	$168,524
JPMorgan Chase & Co.	83,964	4,972,348
KeyCorp.	18,599	205,333
M&T Bank Corp.	3,652	405,372
Morgan Stanley	34,563	864,421
Northern Trust Corp.	4,947	322,396
Regions Financial Corp.	30,194	237,023
State Street Corp.	9,047	529,430
SunTrust Banks, Inc.	11,588	418,095
The Bank of New York Mellon Corp.	24,980	920,013
The Goldman Sachs Group, Inc.	9,143	1,435,268
The PNC Financial Services Group, Inc.	11,583	979,574
U.S. Bancorp	37,756	1,532,516
Wells Fargo & Co.	106,037	5,127,949
Zions Bancorporation	4,804	116,305

		26,453,775

Beverages — 2.4%
Brown-Forman Corp., Class B	2,293	225,792
Coca-Cola Enterprises, Inc.	4,828	244,973
Constellation Brands, Inc., Class A	3,923	592,726
Dr. Pepper Snapple Group, Inc.	4,300	384,506
Molson Coors Brewing Co., Class B	4,138	397,993
Monster Beverage Corp.*	3,500	466,830
PepsiCo, Inc.	33,339	3,416,581
The Coca-Cola Co.	89,586	4,155,894

		9,885,295

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	5,200	723,944
Amgen, Inc.	17,245	2,585,543
Biogen, Inc.*	5,133	1,336,222
Celgene Corp.*	18,056	1,807,225
Gilead Sciences, Inc.	31,178	2,864,011
Illumina, Inc.*	3,400	551,174
Regeneron Pharmaceuticals, Inc.*	1,800	648,792
Vertex Pharmaceuticals, Inc.*	5,700	453,093

		10,970,004

Building Materials — 0.2%
Martin Marietta Materials, Inc.	1,500	239,265
Masco Corp.	7,377	232,007
Vulcan Materials Co.	3,041	321,038

		792,310

Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,521	651,250
Airgas, Inc.	1,400	198,296
CF Industries Holdings, Inc.	5,300	166,102
E.I. du Pont de Nemours & Co.	20,123	1,274,188
Eastman Chemical Co.	3,282	237,059
Ecolab, Inc.	6,033	672,800
FMC Corp.	3,100	125,147
International Flavors & Fragrances, Inc.	1,875	213,319
LyondellBasell Industries NV, Class A	8,200	701,756
Monsanto Co.	10,036	880,558
PPG Industries, Inc.	6,128	683,211
Praxair, Inc.	6,626	758,346
The Dow Chemical Co.	25,779	1,311,120

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Mosaic Co.	7,600	$205,200
The Sherwin-Williams Co.	1,834	522,085

		8,600,437

Commercial Services — 1.3%
Allegion PLC	2,266	144,367
Alliance Data Systems Corp.*	1,400	308,000
Automatic Data Processing, Inc.	10,543	945,812
Cintas Corp.	1,955	175,578
Equifax, Inc.	2,677	305,954
H&R Block, Inc.	5,266	139,128
McGraw Hill Financial, Inc.	6,186	612,290
Moody’s Corp.	3,873	373,977
Paychex, Inc.	7,275	392,923
PayPal Holdings, Inc.*	25,328	977,661
Quanta Services, Inc.*	3,400	76,704
Robert Half International, Inc.	3,207	149,382
The ADT Corp.	3,534	145,813
The Western Union Co.	11,178	215,624
Total System Services, Inc.	3,977	189,226
United Rentals, Inc.*	2,300	143,037
Verisk Analytics, Inc., Class A*	3,600	287,712

		5,583,188

Computers — 5.5%
Accenture PLC, Class A	14,300	1,650,220
Apple, Inc.	127,302	13,874,645
Cognizant Technology Solutions Corp., Class A*	13,904	871,781
CSRA Inc.	3,357	90,303
EMC Corp.	44,048	1,173,879
Hewlett Packard Enterprise Co.	40,983	726,629
HP, Inc.	40,683	501,214
International Business Machines Corp.	20,420	3,092,609
NetApp, Inc.	6,421	175,229
SanDisk Corp.	4,597	349,740
Seagate Technology PLC	6,900	237,705
Teradata Corp.*	3,516	92,260
Western Digital Corp.	5,100	240,924

		23,077,138

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	20,570	1,453,271
The Estee Lauder Cos., Inc., Class A	5,074	478,529
The Procter & Gamble Co.	60,894	5,012,185

		6,943,985

Distribution & Wholesale — 0.2%
Fastenal Co.	6,700	328,300
Genuine Parts Co.	3,405	338,321
W.W. Grainger, Inc.	1,272	296,923

		963,544

Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.*	1,300	211,120
American Express Co.	19,180	1,177,652
Ameriprise Financial, Inc.	3,946	370,963
BlackRock, Inc.	2,899	987,312
CME Group, Inc.	7,760	745,348

	Number of Shares	Value†

Diversified Financial Services — (continued)
Discover Financial Services	9,678	$492,804
E*TRADE Financial Corp.*	6,481	158,720
Franklin Resources, Inc.	8,456	330,207
Intercontinental Exchange, Inc.	2,670	627,824
Invesco Ltd.	9,567	294,377
Legg Mason, Inc.	2,261	78,411
MasterCard, Inc., Class A	22,500	2,126,250
Nasdaq, Inc.	2,800	185,864
Navient Corp.	7,534	90,182
Synchrony Financial*	18,912	542,018
T. Rowe Price Group, Inc.	5,881	432,018
The Charles Schwab Corp.	27,769	778,087
Visa, Inc., Class A	44,456	3,399,995

		13,029,152

Diversified Operations — 0.0%
Leucadia National Corp.	7,260	117,394

Electric — 3.1%
AES Corp.	16,344	192,859
Ameren Corp.	5,798	290,480
American Electric Power Co., Inc.	11,157	740,825
CMS Energy Corp.	6,243	264,953
Consolidated Edison, Inc.	6,834	523,621
Dominion Resources, Inc.	13,509	1,014,796
DTE Energy Co.	4,092	370,981
Duke Energy Corp.	15,718	1,268,128
Edison International	7,400	531,986
Entergy Corp.	4,147	328,774
Eversource Energy	7,193	419,640
Exelon Corp.	20,310	728,317
FirstEnergy Corp.	9,956	358,117
NextEra Energy, Inc.	10,515	1,244,345
NRG Energy, Inc.	7,800	101,478
PG&E Corp.	11,350	677,822
Pinnacle West Capital Corp.	2,569	192,855
PPL Corp.	15,298	582,395
Public Service Enterprise Group, Inc.	11,749	553,848
SCANA Corp.	3,400	238,510
TECO Energy, Inc.	5,123	141,036
The Southern Co.	20,743	1,073,035
WEC Energy Group, Inc.	7,050	423,493
Xcel Energy, Inc.	11,630	486,367

		12,748,661

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,300	264,894
Emerson Electric Co.	14,976	814,395

		1,079,289

Electronics — 1.3%
Agilent Technologies, Inc.	7,845	312,623
Amphenol Corp., Class A	6,900	398,958
FLIR Systems, Inc.	3,043	100,267
Garmin Ltd.	2,800	111,888
Honeywell International, Inc.	17,708	1,984,182
PerkinElmer, Inc.	2,516	124,441
TE Connectivity Ltd.	8,800	544,896

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Thermo Fisher Scientific, Inc.	9,082	$1,285,921
Tyco International PLC	10,000	367,100
Waters Corp.*	1,958	258,299

		5,488,575

Engineering & Construction — 0.1%
Fluor Corp.	3,170	170,229
Jacobs Engineering Group, Inc.*	2,983	129,910

		300,139

Environmental Control — 0.3%
Republic Services, Inc.	5,314	253,212
Stericycle, Inc.*	2,000	252,380
Waste Management, Inc.	9,700	572,300

		1,077,892

Food — 1.9%
Campbell Soup Co.	4,016	256,181
ConAgra Foods, Inc.	9,902	441,827
General Mills, Inc.	13,510	855,858
Hormel Foods Corp.	6,200	268,088
Kellogg Co.	5,766	441,387
McCormick & Co., Inc.	2,619	260,538
Mondelez International, Inc., Class A	36,463	1,462,896
Sysco Corp.	12,152	567,863
The Hershey Co.	3,187	293,491
The J.M. Smucker Co.	2,634	341,999
The Kraft Heinz Co.	13,654	1,072,658
The Kroger Co.	22,290	852,593
Tyson Foods, Inc., Class A	6,649	443,222
Whole Foods Market, Inc.	7,586	236,000

		7,794,601

Forest Products & Paper — 0.1%
International Paper Co.	9,267	380,318

Gas — 0.3%
AGL Resources, Inc.	2,600	169,364
CenterPoint Energy, Inc.	10,322	215,936
NiSource, Inc.	7,365	173,519
Sempra Energy	5,398	561,662

		1,120,481

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	208,483
Stanley Black & Decker, Inc.	3,340	351,401

		559,884

Healthcare Products — 2.3%
Baxter International, Inc.	12,275	504,257
Becton Dickinson & Co.	4,835	734,050
Boston Scientific Corp.*	30,548	574,608
C.R. Bard, Inc.	1,742	353,051
Danaher Corp.	13,568	1,287,061
DENTSPLY SIRONA, Inc.	5,500	338,965
Edwards Lifesciences Corp.*	5,000	441,050
Henry Schein, Inc.*	1,900	327,997
Hologic, Inc.*	5,700	196,650
Intuitive Surgical, Inc.*	807	485,047
Medtronic PLC	31,997	2,399,775

	Number of Shares	Value†

Healthcare Products — (continued)
Patterson Cos., Inc.	1,974	$91,850
St. Jude Medical, Inc.	6,430	353,650
Stryker Corp.	7,281	781,179
Varian Medical Systems, Inc.*	2,357	188,607
Zimmer Biomet Holdings, Inc.	4,029	429,612

		9,487,409

Healthcare Services — 1.9%
Aetna, Inc.	7,893	886,778
Anthem, Inc.	5,995	833,245
Centene Corp.*	3,900	240,123
Cigna Corp.	5,894	808,893
DaVita HealthCare Partners, Inc.*	3,998	293,373
HCA Holdings, Inc.*	7,200	561,960
Humana, Inc.	3,410	623,859
Laboratory Corp. of America Holdings*	2,377	278,418
Quest Diagnostics, Inc.	3,387	242,001
Tenet Healthcare Corp.*	2,343	67,783
UnitedHealth Group, Inc.	21,741	2,802,415
Universal Health Services, Inc., Class B	2,055	256,300

		7,895,148

Home Builders — 0.1%
D.R. Horton, Inc.	7,376	222,977
Lennar Corp., Class A	4,036	195,181
PulteGroup, Inc.	6,834	127,864

		546,022

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,738	154,752
Whirlpool Corp.	1,869	337,055

		491,807

Household Products & Wares — 0.5%
Avery Dennison Corp.	2,183	157,416
Church & Dwight Co., Inc.	3,100	285,758
Kimberly-Clark Corp.	8,287	1,114,684
The Clorox Co.	2,997	377,802

		1,935,660

Housewares — 0.1%
Newell Brands, Inc.	6,317	279,780

Insurance — 4.0%
Aflac, Inc.	9,710	613,089
American International Group, Inc.	26,285	1,420,704
Aon PLC	6,244	652,186
Assurant, Inc.	1,460	112,639
Berkshire Hathaway, Inc., Class B*	42,750	6,065,370
Chubb, Ltd	10,460	1,246,309
Cincinnati Financial Corp.	3,292	215,165
Lincoln National Corp.	5,573	218,462
Loews Corp.	6,225	238,168
Marsh & McLennan Cos., Inc.	11,809	717,869
MetLife, Inc.	25,485	1,119,811
Principal Financial Group, Inc.	6,465	255,044
Prudential Financial, Inc.	10,230	738,811
The Allstate Corp.	8,776	591,239
The Hartford Financial Services Group, Inc.	9,257	426,563
The Progressive Corp.	12,956	455,274

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Travelers Cos., Inc.	6,931	$808,917
Torchmark Corp.	2,552	138,216
Unum Group	5,376	166,226
Willis Towers Watson PLC	3,245	385,052
XL Group PLC	6,849	252,043

		16,837,157

Internet — 6.3%
Alphabet, Inc., Class A*	6,670	5,088,543
Alphabet, Inc., Class C*	6,802	5,067,150
Amazon.com, Inc.*	8,875	5,268,555
eBay, Inc.*	25,028	597,168
Expedia, Inc.	2,794	301,249
F5 Networks, Inc.*	1,500	158,775
Facebook, Inc., Class A*	52,700	6,013,070
Netflix, Inc.*	9,800	1,001,854
Symantec Corp.	15,238	280,074
The Priceline Group, Inc.*	1,137	1,465,548
TripAdvisor, Inc.*	2,594	172,501
VeriSign, Inc.*	2,209	195,585
Yahoo!, Inc.*	20,017	736,826

		26,346,898

Iron & Steel — 0.1%
Nucor Corp.	7,135	337,485

Leisure Time — 0.3%
Carnival Corp.	10,445	551,183
Harley-Davidson, Inc.	4,228	217,023
Royal Caribbean Cruises Ltd.	4,000	328,600

		1,096,806

Lodging — 0.2%
Marriott International, Inc., Class A	4,285	305,006
Starwood Hotels & Resorts Worldwide, Inc.	3,852	321,372
Wyndham Worldwide Corp.	2,560	195,661
Wynn Resorts Ltd.	1,930	180,320

		1,002,359

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	13,328	1,020,125

Machinery - Diversified — 0.5%
Cummins, Inc.	3,674	403,919
Deere & Co.	7,132	549,093
Flowserve Corp.	2,800	124,348
Rockwell Automation, Inc.	2,971	337,951
Roper Technologies, Inc.	2,300	420,371
Xylem, Inc.	4,154	169,899

		2,005,581

Media — 3.0%
Cablevision Systems Corp., Class A	5,000	165,000
CBS Corp., Class B	9,754	537,348
Comcast Corp., Class A	55,877	3,412,967
Discovery Communications, Inc., Class A*	3,500	100,205
Discovery Communications, Inc., Class C*	5,600	151,200
News Corp., Class B	2,500	33,125
News Corp., Class A	9,115	116,399
Nielsen Holdings PLC	8,400	442,344

	Number of Shares	Value†

Media — (continued)
Scripps Networks Interactive, Inc., Class A	2,056	$134,668
TEGNA, Inc.	5,374	126,074
The Walt Disney Co.	34,808	3,456,782
Time Warner Cable, Inc.	6,496	1,329,211
Time Warner, Inc.	18,304	1,327,955
Twenty-First Century Fox, Inc., Class A	26,860	748,857
Twenty-First Century Fox, Inc., Class B	10,100	284,820
Viacom, Inc., Class B	7,981	329,456

		12,696,411

Mining — 0.2%
Alcoa, Inc.	28,348	271,574
Freeport-McMoRan, Inc.	28,696	296,717
Newmont Mining Corp.	12,383	329,140

		897,431

Miscellaneous Manufacturing — 2.9%
3M Co.	14,080	2,346,150
Dover Corp.	3,405	219,044
Eaton Corp. PLC	10,406	650,999
General Electric Co.	214,274	6,811,770
Illinois Tool Works, Inc.	7,419	760,002
Ingersoll-Rand PLC	6,100	378,261
Leggett & Platt, Inc.	3,354	162,334
Parker-Hannifin Corp.	3,181	353,346
Pentair PLC	4,019	218,071
Textron, Inc.	6,576	239,761

		12,139,738

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,161	111,168
Xerox Corp.	22,855	255,062

		366,230

Oil & Gas — 5.2%
Anadarko Petroleum Corp.	11,459	533,646
Apache Corp.	8,557	417,667
Cabot Oil & Gas Corp.	9,088	206,388
California Resources Corp.	300	309
Chesapeake Energy Corp.	12,410	51,129
Chevron Corp.	43,070	4,108,878
Cimarex Energy Co.	2,100	204,267
Concho Resources, Inc.*	3,000	303,120
ConocoPhillips	28,180	1,134,809
Devon Energy Corp.	11,729	321,844
Diamond Offshore Drilling, Inc.	1,600	34,768
EOG Resources, Inc.	12,616	915,669
EQT Corp.	3,600	242,136
Exxon Mobil Corp.	95,165	7,954,842
Helmerich & Payne, Inc.	2,300	135,056
Hess Corp.	5,497	289,417
Marathon Oil Corp.	15,951	177,694
Marathon Petroleum Corp.	12,150	451,737
Murphy Oil Corp.	3,917	98,669
Newfield Exploration Co.*	4,100	136,325
Noble Energy, Inc.	10,138	318,435
Occidental Petroleum Corp.	17,458	1,194,651
Phillips 66	10,840	938,636
Pioneer Natural Resources Co.	3,700	520,738

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Range Resources Corp.	3,923	$127,027
Southwestern Energy Co.*	8,490	68,514
Tesoro Corp.	2,794	240,312
Valero Energy Corp.	11,040	708,106

		21,834,789

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	10,228	448,293
Cameron International Corp.*	4,370	293,009
FMC Technologies, Inc.*	5,072	138,770
Halliburton Co.	19,469	695,433
National Oilwell Varco, Inc.	8,483	263,821
Schlumberger Ltd.	28,959	2,135,726
Transocean Ltd.	8,300	75,862

		4,050,914

Packaging and Containers — 0.2%
Ball Corp.	3,226	229,982
Owens-Illinois, Inc.*	4,000	63,840
Sealed Air Corp.	4,333	208,027
WestRock Co.	5,746	224,266

		726,115

Pharmaceuticals — 7.1%
Abbott Laboratories	34,196	1,430,419
AbbVie, Inc.	37,196	2,124,636
Allergan PLC*	9,013	2,415,754
AmerisourceBergen Corp.	4,400	380,820
Baxalta, Inc.	15,675	633,270
Bristol-Myers Squibb Co.	37,997	2,427,248
Cardinal Health, Inc.	7,582	621,345
Eli Lilly & Co.	22,454	1,616,913
Endo International PLC*	4,698	132,249
Express Scripts Holding Co.*	15,464	1,062,222
Johnson & Johnson	63,241	6,842,676
Mallinckrodt PLC*	2,700	165,456
McKesson Corp.	5,225	821,631
Mead Johnson Nutrition Co.	4,168	354,155
Merck & Co., Inc.	63,930	3,382,536
Mylan NV*	9,356	433,651
Perrigo Co. PLC	3,400	434,962
Pfizer, Inc.	138,905	4,117,144
Zoetis, Inc.	10,407	461,342

		29,858,429

Pipelines — 0.4%
Columbia Pipeline Group, Inc.	8,965	225,022
Kinder Morgan, Inc.	41,736	745,405
ONEOK, Inc.	4,800	143,328
Spectra Energy Corp.	15,084	461,570
The Williams Cos., Inc.	16,034	257,666

		1,832,991

Real Estate — 0.0%
CBRE Group, Inc., Class A*	6,401	184,477

Retail — 6.8%
Advance Auto Parts, Inc.	1,700	272,578
AutoNation, Inc.*	1,719	80,243
AutoZone, Inc.*	741	590,347

	Number of Shares	Value†

Retail — (continued)
Bed Bath & Beyond, Inc.*	3,866	$191,908
Best Buy Co., Inc.	7,168	232,530
CarMax, Inc.*	4,800	245,280
Chipotle Mexican Grill, Inc.*	700	329,679
Costco Wholesale Corp.	9,977	1,572,176
CVS Health Corp.	25,267	2,620,946
Darden Restaurants, Inc.	2,540	168,402
Dollar General Corp.	6,600	564,960
Dollar Tree, Inc.*	5,454	449,737
GameStop Corp., Class A	2,664	84,529
Kohl’s Corp.	4,501	209,792
L Brands, Inc.	5,760	505,786
Lowe’s Cos., Inc.	21,040	1,593,780
Macy’s, Inc.	7,027	309,820
McDonald’s Corp.	20,678	2,598,811
Nordstrom, Inc.	2,737	156,584
O’Reilly Automotive, Inc.*	2,300	629,418
PVH Corp.	1,900	188,214
Ross Stores, Inc.	9,200	532,680
Signet Jewelers Ltd.	1,900	235,657
Staples, Inc.	15,637	172,476
Starbucks Corp.	34,088	2,035,054
Target Corp.	14,132	1,162,781
The Gap, Inc.	5,282	155,291
The Home Depot, Inc.	29,017	3,871,738
The TJX Cos., Inc.	15,318	1,200,165
Tiffany & Co.	2,464	180,808
Tractor Supply Co.	3,000	271,380
Urban Outfitters, Inc.*	1,700	56,253
Wal-Mart Stores, Inc.	35,747	2,448,312
Walgreens Boots Alliance, Inc.	19,979	1,683,031
Yum! Brands, Inc.	9,225	755,066

		28,356,212

Savings & Loans — 0.0%
People’s United Financial, Inc.	7,700	122,661

Semiconductors — 2.7%
Analog Devices, Inc.	6,976	412,909
Applied Materials, Inc.	26,121	553,243
Broadcom Ltd.	8,551	1,321,129
First Solar, Inc.*	1,800	123,246
Intel Corp.	108,003	3,493,897
KLA-Tencor Corp.	3,427	249,520
Lam Research Corp.	3,559	293,973
Linear Technology Corp.	5,541	246,907
Microchip Technology, Inc.	4,518	217,768
Micron Technology, Inc.*	25,686	268,932
NVIDIA Corp.	11,754	418,795
Qorvo, Inc.*	2,800	141,148
QUALCOMM, Inc.	34,499	1,764,279
Skyworks Solutions, Inc.	4,500	350,550
Texas Instruments, Inc.	23,293	1,337,484
Xilinx, Inc.	5,764	273,387

		11,467,167

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 4.6%
Activision Blizzard, Inc.	11,900	$402,696
Adobe Systems, Inc.*	11,405	1,069,789
Akamai Technologies, Inc.*	4,160	231,171
Autodesk, Inc.*	5,281	307,935
CA, Inc.	6,995	215,376
Cerner Corp.*	7,000	370,720
Citrix Systems, Inc.*	3,391	266,465
Electronic Arts, Inc.*	7,030	464,753
Fidelity National Information Services, Inc.	6,259	396,257
Fiserv, Inc.*	5,114	524,594
Intuit, Inc.	5,992	623,228
Microsoft Corp.	181,615	10,030,597
Oracle Corp.	73,017	2,987,126
Red Hat, Inc.*	4,200	312,942
salesforce.com, Inc.*	14,300	1,055,769
The Dun & Bradstreet Corp.	900	92,772

		19,352,190

Telecommunications — 3.8%
AT&T, Inc.	140,293	5,495,277
CenturyLink, Inc.	12,326	393,939
Cisco Systems, Inc.	115,780	3,296,257
Corning, Inc.	25,015	522,563
Frontier Communications Corp.	25,072	140,152
Juniper Networks, Inc.	7,971	203,340
Level 3 Communications, Inc.*	6,600	348,810
Motorola Solutions, Inc.	3,488	264,042
Verizon Communications, Inc.	93,139	5,036,957

		15,701,337

Textiles — 0.1%
Mohawk Industries, Inc.*	1,500	286,350

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	209,221
Mattel, Inc.	7,481	251,511

		460,732

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	3,439	255,277
CSX Corp.	22,166	570,774
Expeditors International of Washington, Inc.	4,182	204,123
FedEx Corp.	6,066	987,060
J.B. Hunt Transport Services, Inc.	2,200	185,328
Kansas City Southern	2,400	205,080
Norfolk Southern Corp.	6,952	578,754
Ryder System, Inc.	1,125	72,878
Union Pacific Corp.	19,620	1,560,771
United Parcel Service, Inc., Class B	15,974	1,684,778

		6,304,823

Water — 0.1%
American Water Works Co., Inc.	4,100	282,613

TOTAL COMMON STOCKS (Cost $237,360,004)		400,117,764

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Apartments — 0.5%
Apartment Investment & Management Co., Class A	3,662	$153,145
AvalonBay Communities, Inc.	3,192	607,118
Equity Residential	8,292	622,149
Essex Property Trust, Inc.	1,500	350,790
UDR, Inc.	6,000	231,180

		1,964,382

Building & Real Estate — 0.1%
Realty Income Corp.	5,400	337,554

Commercial Services — 0.0%
Iron Mountain, Inc.	4,697	159,275

Diversified — 0.7%
American Tower Corp.	9,659	988,792
Crown Castle International Corp.	7,600	657,400
Equinix, Inc.	1,535	507,640
Vornado Realty Trust	4,087	385,935
Weyerhaeuser Co.	18,201	563,867

		3,103,634

Healthcare — 0.3%
HCP, Inc.	10,840	353,167
Ventas, Inc.	7,653	481,833
Welltower, Inc.	8,100	561,654

		1,396,654

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	17,676	295,189

Industrial — 0.1%
Prologis, Inc.	11,899	525,698

Office Property — 0.2%
Boston Properties, Inc.	3,442	437,410
SL Green Realty Corp.	2,300	222,824

		660,234

Regional Malls — 0.5%
General Growth Properties, Inc.	13,400	398,382
Simon Property Group, Inc.	7,128	1,480,414
The Macerich Co.	2,800	221,872

		2,100,668

Storage & Warehousing — 0.3%
Extra Space Storage, Inc.	2,800	261,688
Public Storage	3,316	914,652

		1,176,340

Strip Centers — 0.1%
Federal Realty Investment Trust	1,600	249,680
Kimco Realty Corp.	9,564	275,252

		524,932

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,375,960)		12,244,560

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INDEX 500 FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill¤ 0.450%, 09/08/16 (Cost $374,250)	$375	$374,430

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,572,331)	5,572,331	5,572,331

TOTAL INVESTMENTS — 100.1% (Cost $251,682,545)(a)		$418,309,085

Other Assets & Liabilities — (0.1)%		(365,259)

TOTAL NET ASSETS — 100.0%		$417,943,826

†	See Security Valuation Note.
*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $260,355,420. Net unrealized appreciation was $157,953,665. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $177,057,564 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $19,103,899.
PLC —	Public Limited Company.

PENN SERIES FUNDS, INC.

INDEX 500 FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$400,117,764	$400,117,764	$—	$—
REAL ESTATE INVESTMENT TRUSTS	12,244,560	12,244,560	—	—
U.S. TREASURY OBLIGATIONS	374,430	—	374,430	—
SHORT-TERM INVESTMENTS	5,572,331	5,572,331	—	—

TOTAL INVESTMENTS	$418,309,085	$417,934,655	$374,430	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.3%
Aerospace & Defense — 1.4%
Harris Corp.	18,808	$1,464,391

Apparel — 3.3%
Burberry Group PLC	61,385	1,200,064
Ralph Lauren Corp.	13,082	1,259,273
Under Armour, Inc., Class A*	10,724	909,717

		3,369,054

Auto Parts & Equipment — 1.5%
BorgWarner, Inc.	39,535	1,518,144

Banks — 6.0%
First Republic Bank	27,230	1,814,607
Northern Trust Corp.	38,369	2,500,508
Signature Bank*	13,902	1,892,340

		6,207,455

Biotechnology — 1.3%
BioMarin Pharmaceutical, Inc.*	16,299	1,344,341

Building Materials — 2.5%
Fortune Brands Home & Security, Inc.	46,525	2,607,261

Chemicals — 1.9%
The Valspar Corp.	18,845	2,016,792

Commercial Services — 3.9%
CoStar Group, Inc.*	12,937	2,434,355
Verisk Analytics, Inc., Class A*	20,715	1,655,543

		4,089,898

Distribution & Wholesale — 3.5%
Fastenal Co.	74,908	3,670,492

Diversified Financial Services — 4.4%
CME Group, Inc.	28,775	2,763,839
Ellie Mae, Inc.*	8,910	807,602
Oaktree Capital Group LLC	19,591	966,424

		4,537,865

Electrical Components & Equipment — 0.8%
Generac Holdings, Inc.*	23,550	877,002

Electronics — 2.1%
Trimble Navigation Ltd.*	56,102	1,391,330
Woodward, Inc.	15,220	791,744

		2,183,074

Food — 4.2%
Blue Buffalo Pet Products, Inc.*	44,969	1,153,905
The Hain Celestial Group, Inc.*	40,999	1,677,269
Whole Foods Market, Inc.	47,976	1,492,533

		4,323,707

Healthcare Products — 7.1%
Align Technology, Inc.*	21,695	1,577,009
Edwards Lifesciences Corp.*	15,337	1,352,877
Henry Schein, Inc.*	7,443	1,284,885
Intuitive Surgical, Inc.*	5,154	3,097,812

		7,312,583

	Number of Shares	Value†

Healthcare Services — 2.4%
Acadia Healthcare Co., Inc.*	15,980	$880,658
Laboratory Corp. of America Holdings*	13,752	1,610,772

		2,491,430

Home Builders — 1.6%
D.R. Horton, Inc.	54,308	1,641,731

Household Products & Wares — 1.2%
The Scotts Miracle-Gro Co., Class A	17,351	1,262,632

Insurance — 1.8%
Willis Towers Watson PLC	16,053	1,904,849

Internet — 3.3%
GrubHub, Inc.*	45,227	1,136,555
Pandora Media, Inc.*	137,112	1,227,152
TripAdvisor, Inc.*	16,103	1,070,849

		3,434,556

Leisure Time — 2.1%
Polaris Industries, Inc.	21,914	2,158,091

Machinery - Diversified — 1.4%
IDEX Corp.	17,146	1,421,060

Oil & Gas — 4.5%
Cabot Oil & Gas Corp.	49,978	1,135,001
Cimarex Energy Co.	11,371	1,106,057
Continental Resources, Inc.*	45,260	1,374,094
Noble Energy, Inc.	32,918	1,033,954

		4,649,106

Pharmaceuticals — 8.8%
ACADIA Pharmaceuticals, Inc.*	25,132	702,691
Alkermes PLC*	33,371	1,140,954
Diplomat Pharmacy, Inc.*	22,011	603,101
Mead Johnson Nutrition Co.	31,344	2,663,300
Medivation, Inc.*	20,364	936,337
Zoetis, Inc.	68,449	3,034,344

		9,080,727

Retail — 11.5%
Bed Bath & Beyond, Inc.*	31,881	1,582,573
DSW, Inc., Class A	49,002	1,354,415
Dunkin’ Brands Group, Inc.	43,805	2,066,282
Kate Spade & Co.*	49,273	1,257,447
Lululemon Athletica, Inc.*	14,458	978,951
Tiffany & Co.	22,709	1,666,387
Tractor Supply Co.	19,216	1,738,279
Williams-Sonoma, Inc.	23,924	1,309,600

		11,953,934

Semiconductors — 3.1%
Maxim Integrated Products, Inc.	11,400	419,292
Microchip Technology, Inc.	58,470	2,818,254

		3,237,546

Software — 8.5%
Akamai Technologies, Inc.*	7,403	411,385
ANSYS, Inc.*	16,300	1,458,198
Electronic Arts, Inc.*	43,541	2,878,496

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Guidewire Software, Inc.*	17,085	$930,791
Red Hat, Inc.*	20,642	1,538,035
ServiceNow, Inc.*	26,423	1,616,559

		8,833,464

Toys, Games & Hobbies — 2.2%
Mattel, Inc.	68,545	2,304,483

Transportation — 2.0%
Expeditors International of Washington, Inc.	42,116	2,055,682

TOTAL COMMON STOCKS (Cost $103,404,510)		101,951,350

PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
Russell 2000 Index US $1050 04/08/16	58	3,364
S&P 500 Index US $1965 04/08/16	22	1,650
Spdr S&P MidCap 400 ETF Trust US $247.5 04/08/16	279	13,950
TOTAL PURCHASED OPTIONS (Cost $186,528)		18,964

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,384,614)	1,384,614	1,384,614

TOTAL INVESTMENTS — 99.6% (Cost $104,975,652)(a)		$103,354,928

Other Assets & Liabilities — 0.4%		400,231

TOTAL NET ASSETS — 100.0%		$103,755,159

WRITTEN OPTIONS — (0.2)%
Put Options — (0.2)%
Lululemon Atheletic, Inc. US $55 04/01/16	(6)	(6)
Pacira Pharmaceuticals, Inc. $85 05/20/16	(74)	(224,220)
TOTAL WRITTEN OPTIONS (Cost $(230,342))		(224,226)

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $105,277,626. Net unrealized depreciation was $1,922,698. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,096,140 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,018,838.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

MID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$101,951,350	$100,751,286	$1,200,064	$—
SHORT-TERM INVESTMENTS	1,384,614	1,384,614	—	—
PURCHASED OPTIONS	18,964	15,600	3,364	—
TOTAL INVESTMENTS	$103,354,928	$102,151,500	$1,203,428	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(224,226)	$—	$(224,226)	$—
TOTAL LIABILITIES	$(224,226)	$—	$(224,226)	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 89.2%
Aerospace & Defense — 8.6%
AerCap Holdings N.V.*	124,100	$4,810,116
B/E Aerospace, Inc.	56,300	2,596,556
General Dynamics Corp.	29,350	3,855,709
Spirit Aerosystems Holdings, Inc., Class A*	70,300	3,188,808

		14,451,189

Apparel — 2.2%
Deckers Outdoor Corp.*	62,900	3,768,339

Banks — 6.0%
BB&T Corp.	52,200	1,736,694
Comerica, Inc.	79,600	3,014,452
Huntington Bancshares, Inc.	143,600	1,369,944
M&T Bank Corp.	23,100	2,564,100
State Street Corp.	23,600	1,381,072

		10,066,262

Building Materials — 1.1%
Owens Corning	39,500	1,867,560

Chemicals — 2.2%
Ashland, Inc.	33,900	3,727,644

Commercial Services — 7.5%
Avis Budget Group, Inc.*	60,000	1,641,600
Hertz Global Holdings, Inc.*	255,800	2,693,574
The ADT Corp.	198,100	8,173,606

		12,508,780

Computers — 5.9%
Cadence Design Systems, Inc.*	125,700	2,964,006
SanDisk Corp.	22,300	1,696,584
Teradata Corp.*	136,200	3,573,888
Western Digital Corp.	36,000	1,700,640

		9,935,118

Electric — 5.4%
AES Corp.	321,600	3,794,880
Edison International	46,100	3,314,129
Flextronics International Ltd.*	161,300	1,945,278

		9,054,287

Electronics — 5.1%
Itron, Inc.*	114,400	4,772,768
Tyco International PLC	103,800	3,810,498

		8,583,266

Entertainment — 1.0%
Lions Gate Entertainment Corp.	78,200	1,708,670

Environmental Control — 2.5%
Covanta Holding Corp.	245,100	4,132,386

Food — 2.3%
Whole Foods Market, Inc.	125,700	3,910,527

Gas — 2.0%
CenterPoint Energy, Inc.	160,000	3,347,200

Healthcare Products — 3.1%
Zimmer Biomet Holdings, Inc.	48,300	5,150,229

	Number of Shares	Value†

Household Products & Wares — 1.7%
Avery Dennison Corp.	38,500	$2,776,235

Insurance — 1.2%
Lincoln National Corp.	50,100	1,963,920

Media — 2.0%
CBS Corp., Class B	60,100	3,310,909

Miscellaneous Manufacturing — 2.0%
Valmont Industries, Inc.	26,900	3,331,296

Oil & Gas — 4.0%
Cabot Oil & Gas Corp.	137,500	3,122,625
Devon Energy Corp.	127,900	3,509,576

		6,632,201

Pipelines — 1.7%
ONEOK, Inc.	98,200	2,932,252

Retail — 7.4%
Best Buy Co., Inc.	117,100	3,798,724
GNC Holdings, Inc., Class A	59,600	1,892,300
Kohl’s Corp.	36,800	1,715,248
Macy’s, Inc.	57,800	2,548,402
Office Depot, Inc.*	356,100	2,528,310

		12,482,984

Savings & Loans — 2.4%
BankUnited, Inc.	115,200	3,967,488

Semiconductors — 4.1%
ON Semiconductor Corp.*	314,200	3,013,178
Skyworks Solutions, Inc.	50,300	3,918,370

		6,931,548

Software — 4.9%
Check Point Software Technologies Ltd.*	49,200	4,303,524
Nuance Communications, Inc.*	213,788	3,995,698

		8,299,222

Telecommunications — 2.9%
Amdocs Ltd.	79,500	4,803,390

TOTAL COMMON STOCKS (Cost $136,258,456)		149,642,902

REAL ESTATE INVESTMENT TRUSTS — 6.3%
Building & Real Estate — 4.1%
Colony Starwood Homes	150,220	3,717,945
Starwood Property Trust, Inc.	165,900	3,140,487

		6,858,432

Diversified — 2.2%
Corrections Corporation of America	118,217	3,788,855

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,867,651)		10,647,287

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
RIGHTS — 0.0%
Food — 0.0%
Safeway Casa Ley CVR, 01/30/19~	47,300	$0
Safeway PDC CVR, 01/30/17~	47,300	0

TOTAL RIGHTS (Cost $50,313)		0

SHORT-TERM INVESTMENTS — 6.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $10,895,188)	10,895,188	10,895,188

TOTAL INVESTMENTS — 102.0% (Cost $158,071,608)(a)		$171,185,377

Other Assets & Liabilities — (2.0)%		(3,403,412)

TOTAL NET ASSETS — 100.0%		$167,781,965

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2016 is $0.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $158,071,608. Net unrealized appreciation/depreciation was $13,113,769. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,123,033 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,009,264.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 03/31/2016††
United States	95%
Netherlands	3
Israel	2

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

MID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
TOTAL COMMON STOCKS	$149,642,902	$149,642,902	$—	$—
REAL ESTATE INVESTMENT TRUSTS
Building & Real Estate	6,858,432	6,858,432	—	—
Diversified	3,788,855	3,788,855	—	—
TOTAL REAL ESTATE INVESTMENT TRUSTS	10,647,287	10,647,287	—	—
RIGHTS	—	—	—	—
SHORT-TERM INVESTMENTS	10,895,188	10,895,188	—	—

TOTAL INVESTMENTS	$171,185,377	$171,185,377	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 92.3%
Apparel — 0.6%
Ralph Lauren Corp.	5,120	$492,851

Auto Manufacturers — 1.2%
Honda Motor Co. Ltd. ADR	19,507	533,321
Oshkosh Corp.	13,126	536,460

		1,069,781

Banks — 11.3%
Bank of Hawaii Corp.	10,095	689,287
BB&T Corp.	18,810	625,809
Comerica, Inc.	11,591	438,951
Commerce Bancshares, Inc.	21,832	981,348
M&T Bank Corp.	8,268	917,748
Northern Trust Corp.	41,860	2,728,016
State Street Corp.	12,017	703,235
SunTrust Banks, Inc.	12,973	468,066
The PNC Financial Services Group, Inc.	9,913	838,342
UMB Financial Corp.	10,225	527,917
Westamerica Bancorporation	20,889	1,017,503

		9,936,222

Commercial Services — 0.7%
The ADT Corp.	14,639	604,005

Computers — 0.6%
SanDisk Corp.	6,696	509,432

Diversified Financial Services — 1.7%
Franklin Resources, Inc.	14,533	567,513
Markit Ltd.(b)	9,905	350,142
T. Rowe Price Group, Inc.	7,882	579,012

		1,496,667

Electric — 9.3%
Ameren Corp.	10,352	518,635
Consolidated Edison, Inc.	6,487	497,034
Edison International	22,200	1,595,958
Great Plains Energy, Inc.	21,830	704,018
NorthWestern Corp.	8,511	525,554
PG&E Corp.	25,159	1,502,496
Westar Energy, Inc.	29,893	1,482,992
Xcel Energy, Inc.	30,859	1,290,523

		8,117,210

Electrical Components & Equipment — 1.6%
Emerson Electric Co.	12,246	665,937
Hubbell, Inc.	7,333	776,785

		1,442,722

Electronics — 5.4%
Keysight Technologies, Inc.(b)	34,950	969,513
Koninklijke Philips N.V.	36,238	1,032,181
TE Connectivity Ltd.	14,637	906,323
Tyco International PLC	48,957	1,797,211

		4,705,228

Environmental Control — 3.1%
Clean Harbors, Inc.(b)	15,481	763,832
Republic Services, Inc.	41,015	1,954,365

		2,718,197

	Number of Shares	Value†

Food — 8.3%
ConAgra Foods, Inc.	27,017	$1,205,499
General Mills, Inc.	12,678	803,151
Kellogg Co.	9,214	705,332
Mondelez International, Inc., Class A	30,054	1,205,766
Sysco Corp.	54,911	2,565,991
The J.M. Smucker Co.	6,373	827,470

		7,313,209

Gas — 2.1%
Atmos Energy Corp.	11,053	820,796
The Laclede Group, Inc.	14,681	994,638

		1,815,434

Healthcare Products — 5.1%
Baxter International, Inc.	29,310	1,204,055
Becton Dickinson & Co.	3,638	552,321
Boston Scientific Corp.(b)	50,069	941,798
Zimmer Biomet Holdings, Inc.	17,091	1,822,413

		4,520,587

Healthcare Services — 2.7%
LifePoint Health, Inc.(b)	19,751	1,367,757
Quest Diagnostics, Inc.	14,145	1,010,660

		2,378,417

Home Builders — 1.4%
PulteGroup, Inc.	33,182	620,835
Thor Industries, Inc.	9,381	598,227

		1,219,062

Insurance — 7.2%
Aflac, Inc.	7,317	461,995
Brown & Brown, Inc.	21,147	757,063
Chubb, Ltd	10,590	1,261,799
MetLife, Inc.	11,244	494,061
ProAssurance Corp.	9,032	457,019
Reinsurance Group of America, Inc.	10,907	1,049,799
The Allstate Corp.	7,333	494,024
The Travelers Cos., Inc.	1,578	184,168
Torchmark Corp.	6,510	352,582
Unum Group	24,967	771,980

		6,284,490

Iron & Steel — 0.6%
Nucor Corp.	11,994	567,316

Leisure Time — 0.6%
Carnival Corp.	9,350	493,400

Machinery - Diversified — 0.7%
Rockwell Automation, Inc.	5,072	576,940

Miscellaneous Manufacturing — 1.4%
Parker-Hannifin Corp.	4,417	490,641
Textron, Inc.	21,572	786,515

		1,277,156

Oil & Gas — 9.9%
Anadarko Petroleum Corp.	16,554	770,920
Cimarex Energy Co.	7,868	765,320
Devon Energy Corp.	21,063	577,969

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
EQT Corp.	22,147	$1,489,607
Helmerich & Payne, Inc.	13,256	778,392
Imperial Oil Ltd.	46,118	1,540,759
Noble Energy, Inc.	38,691	1,215,284
Occidental Petroleum Corp.	18,308	1,252,816
Pioneer Natural Resources Co.	1,970	277,258

		8,668,325

Oil & Gas Services — 1.3%
Cameron International Corp.(b)	5,268	353,219
FMC Technologies, Inc.(b)	27,542	753,549
Frank’s International NV	2,433	40,096

		1,146,864

Packaging and Containers — 2.1%
Bemis Co., Inc.	6,882	356,350
Sonoco Products Co.	17,715	860,418
WestRock Co.	17,037	664,954

		1,881,722

Pharmaceuticals — 0.7%
Abbott Laboratories	14,675	613,855

Retail — 2.9%
Advance Auto Parts, Inc.	6,789	1,088,548
CST Brands, Inc.	26,867	1,028,738
Target Corp.	4,858	399,716

		2,517,002

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	63,231	838,443

Semiconductors — 5.1%
Applied Materials, Inc.	77,160	1,634,249
Lam Research Corp.	6,007	496,178
Maxim Integrated Products, Inc.	31,217	1,148,161
Microchip Technology, Inc.	4,600	221,720
Teradyne, Inc.	43,530	939,813

		4,440,121

Telecommunications — 1.2%
CenturyLink, Inc.	32,194	1,028,920

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	9,319	313,305

Transportation — 2.2%
CSX Corp.	36,508	940,081
Heartland Express, Inc.	54,185	1,005,132

		1,945,213

TOTAL COMMON STOCKS (Cost $75,834,509)		80,932,096

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Diversified — 2.9%
Corrections Corporation of America	29,288	938,681
Weyerhaeuser Co.	50,638	1,568,765

		2,507,446

	Number of Shares	Value†

Hotels & Resorts — 0.7%
Host Hotels & Resorts, Inc.	36,709	$613,040

Office Property — 2.0%
Boston Properties, Inc.	2,498	317,446
Empire State Realty Trust, Inc., Class A	26,840	470,505
Piedmont Office Realty Trust, Inc., Class A	48,627	987,614

		1,775,565

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,746,220)		4,896,051

EXCHANGE TRADED FUNDS — 2.6%
Investment Companies — 2.6%
iShares Russell MidCap Value Index Fund (Cost $2,060,067)	32,809	2,327,142

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,290,138)	1,290,138	1,290,138

TOTAL INVESTMENTS — 102.0% (Cost $83,930,934)(a)		$89,445,427

Other Assets & Liabilities — (2.0)%		(1,788,093)

TOTAL NET ASSETS — 100.0%		$87,657,334

†	See Security Valuation Note.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $85,104,921. Net unrealized appreciation/depreciation was $4,340,506. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,505,248 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,164,742.
(b)	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 03/31/2016††
United States	94%
Other	2
Canada	2
Japan	1
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

MID CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$80,932,096	$79,899,915	$1,032,181	$—
REAL ESTATE INVESTMENT TRUSTS	4,896,051	4,896,051	—	—
EXCHANGE TRADED FUNDS	2,327,142	2,327,142	—	—
SHORT-TERM INVESTMENTS	1,290,138	1,290,138	—	—

TOTAL INVESTMENTS	$89,445,427	$88,413,246	$1,032,181	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.5%
Harris Corp.	7,730	$601,858
Orbital ATK Inc.	8,320	723,341

		1,325,199

Airlines — 1.2%
Spirit Airlines, Inc.*	13,450	645,331

Apparel — 0.8%
Columbia Sportswear Co.	7,183	431,626

Auto Parts & Equipment — 2.3%
Gentherm, Inc.*	16,388	681,577
WABCO Holdings, Inc.*	4,840	517,493

		1,199,070

Beverages — 1.4%
Constellation Brands, Inc., Class A	4,750	717,678

Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc.*	5,384	337,954
Bluebird Bio, Inc.*	4,400	187,000
Cambrex Corp.*	16,200	712,800
Ligand Pharmaceuticals, Inc.*	5,074	543,374
Prothena Corp. PLC*	4,005	164,846
Ultragenyx Pharmaceutical, Inc.*	4,510	285,528

		2,231,502

Building Materials — 2.9%
Masco Corp.	16,200	509,490
Masonite International Corp.*	2,800	183,400
Vulcan Materials Co.	7,700	812,889

		1,505,779

Chemicals — 1.3%
Axalta Coating Systems Ltd.*	23,789	694,639

Commercial Services — 21.8%
Allegion PLC	15,100	962,021
Aramark	30,910	1,023,739
Bright Horizons Family Solutions, Inc.*	15,130	980,122
CoStar Group, Inc.*	6,374	1,199,396
Euronet Worldwide, Inc.*	12,691	940,530
HealthEquity, Inc.*	20,478	505,192
KAR Auction Services Inc.	27,234	1,038,705
LendingTree, Inc.*	2,940	287,473
SEI Investments Co.	19,390	834,740
ServiceMaster Global Holdings, Inc.*	35,402	1,333,947
TransUnion*	17,740	489,801
Vantiv, Inc., Class A*	17,427	938,967
WEX, Inc.*	10,670	889,451

		11,424,084

Computers — 2.3%
EPAM Systems, Inc.*	12,567	938,378
Fleetmatics Group PLC*	7,145	290,873

		1,229,251

Distribution & Wholesale — 2.7%
HD Supply Holdings, Inc.*	26,040	861,143

	Number of Shares	Value†

Distribution & Wholesale — (continued)
Pool Corp.	6,300	$552,762

		1,413,905

Diversified Financial Services — 3.2%
Air Lease Corp.	15,590	500,751
Evercore Partners, Inc., Class A	12,970	671,198
Raymond James Financial, Inc.	10,140	482,765

		1,654,714

Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	3,031	661,182

Electronics — 1.2%
FLIR Systems, Inc.	19,930	656,694

Entertainment — 3.6%
Cinemark Holdings, Inc.	23,740	850,604
Vail Resorts, Inc.	7,860	1,050,882

		1,901,486

Healthcare Products — 7.8%
Align Technology, Inc.*	12,750	926,798
DexCom, Inc.*	9,409	638,965
Hologic, Inc.*	22,810	786,945
Integra LifeSciences Holdings Corp.*	9,830	662,149
Intersect ENT, Inc.*	17,502	332,538
Nevro Corp.*	7,036	395,845
Teleflex, Inc.	2,283	358,454

		4,101,694

Healthcare Services — 0.1%
Amedisys, Inc.*	960	46,406

Leisure Time — 0.6%
Brunswick Corp.	6,690	320,986

Machinery - Diversified — 1.9%
Cognex Corp.	12,720	495,444
Wabtec Corp.	6,120	485,255

		980,699

Miscellaneous Manufacturing — 4.0%
A.O. Smith Corp.	11,490	876,802
Carlisle Cos., Inc.	7,450	741,275
Proto Labs, Inc.*	6,103	470,480

		2,088,557

Oil & Gas — 0.8%
Diamondback Energy, Inc.*	5,490	423,718

Packaging and Containers — 0.9%
Ball Corp.	6,920	493,327

Pharmaceuticals — 1.9%
VCA, Inc.*	16,980	979,576

Real Estate — 1.4%
CBRE Group, Inc., Class A*	25,460	733,757

Retail — 7.1%
Burlington Stores, Inc.*	6,800	382,432
Caleres, Inc.	17,320	489,983

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Dave & Buster’s Entertainment, Inc.*	18,518	$718,128
Lithia Motors, Inc., Class A	6,585	575,068
The Michaels Cos, Inc.*	27,497	769,091
Ulta Salon Cosmetics & Fragrance, Inc.*	3,960	767,210

		3,701,912

Software — 13.0%
Black Knight Financial Services, Inc., Class A*	8,834	274,119
Broadridge Financial Solutions, Inc.	14,800	877,788
Guidewire Software, Inc.*	14,001	762,775
HubSpot, Inc.*	11,270	491,597
Imperva, Inc.*	9,568	483,184
Paycom Software, Inc.*	28,732	1,022,859
ServiceNow, Inc.*	11,720	717,030
Tableau Software, Inc., Class A*	8,815	404,344
Take-Two Interactive Software, Inc.*	24,330	916,511
Tyler Technologies, Inc.*	6,861	882,393

		6,832,600

Telecommunications — 2.2%
Zayo Group Holdings, Inc.*	47,400	1,148,976

Transportation — 2.0%
J.B. Hunt Transport Services, Inc.	4,750	400,140
Old Dominion Freight Line, Inc.*	9,270	645,377

		1,045,517

TOTAL COMMON STOCKS (Cost $46,029,360)		50,589,865

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $908,424)	908,424	908,424

TOTAL INVESTMENTS — 98.1% (Cost $46,937,784)(a)		$51,498,289

Other Assets & Liabilities — 1.9%		984,110

TOTAL NET ASSETS — 100.0%		$52,482,399

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $47,138,338. Net unrealized appreciation was $4,359,951. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,424,217 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,064,266.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SMID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$50,589,865	$50,589,865	$—	$—
SHORT-TERM INVESTMENTS	908,424	908,424	—	—

TOTAL INVESTMENTS	$51,498,289	$51,498,289	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.1%
Apparel — 1.0%
Crocs, Inc.*	74,720	$718,806

Auto Manufacturers — 1.3%
Oshkosh Corp.	22,640	925,297

Auto Parts & Equipment — 3.4%
Dana Holding Corp.	55,240	778,332
Lear Corp.	7,940	882,690
Tenneco, Inc.*	13,230	681,477

		2,342,499

Banks — 8.2%
Associated Banc-Corp.	29,100	522,054
Comerica, Inc.	22,955	869,306
Fulton Financial Corp.	51,200	685,056
Huntington Bancshares, Inc.	105,930	1,010,572
Synovus Financial Corp.	20,940	605,375
Texas Capital Bancshares, Inc.*	11,370	436,381
Webster Financial Corp.	19,740	708,666
Zions Bancorporation	35,420	857,518

		5,694,928

Chemicals — 3.2%
A. Schulman, Inc.	22,520	612,994
Huntsman Corp.	54,930	730,569
Westlake Chemical Corp.	19,170	887,571

		2,231,134

Commercial Services — 3.3%
ABM Industries, Inc.	19,700	636,507
Booz Allen Hamilton Holding Corp.	29,640	897,499
Quanta Services, Inc.*	33,100	746,736

		2,280,742

Computers — 2.6%
Genpact Ltd.*	17,660	480,175
NCR Corp.*	43,250	1,294,473

		1,774,648

Distribution & Wholesale — 1.0%
WESCO International, Inc.*	12,890	704,696

Diversified Financial Services — 1.8%
E*TRADE Financial Corp.*	31,350	767,761
SLM Corp.*	72,050	458,238

		1,225,999

Electric — 3.0%
PNM Resources, Inc.	29,950	1,009,914
Westar Energy, Inc.	21,360	1,059,670

		2,069,584

Electronics — 4.8%
Avnet, Inc.	17,520	776,136
Celestica, Inc.*	34,600	379,908
Keysight Technologies, Inc.*	31,250	866,875
TTM Technologies, Inc.*	65,770	437,370
Vishay Intertechnology, Inc.	70,680	863,003

		3,323,292

Engineering & Construction — 4.4%
AECOM*	34,694	1,068,228

	Number of Shares	Value†

Engineering & Construction — (continued)
EMCOR Group, Inc.	19,740	$959,364
Granite Construction, Inc.	21,440	1,024,832

		3,052,424

Entertainment — 0.6%
Regal Entertainment Group, Class A	19,480	411,807

Food — 1.4%
Ingredion, Inc.	9,350	998,487

Gas — 1.5%
Southwest Gas Corp.	16,240	1,069,404

Hand & Machine Tools — 1.2%
Regal-Beloit Corp.	13,200	832,788

Healthcare Services — 3.7%
LifePoint Health, Inc.*	13,640	944,570
Molina Healthcare, Inc.*	14,890	960,256
WellCare Health Plans, Inc.*	7,500	695,625

		2,600,451

Home Builders — 2.5%
Meritage Homes Corp.*	19,870	724,460
PulteGroup, Inc.	53,960	1,009,592

		1,734,052

Household Products & Wares — 0.9%
Helen of Troy Ltd.*	5,960	617,992

Insurance — 9.4%
American Financial Group, Inc.	11,810	831,070
Aspen Insurance Holdings Ltd.	13,100	624,870
CNO Financial Group, Inc.	28,870	517,350
Essent Group Ltd.*	35,804	744,723
First American Financial Corp.	25,930	988,192
Reinsurance Group of America, Inc.	9,160	881,650
The Hanover Insurance Group, Inc.	10,040	905,809
Validus Holdings Ltd.	21,630	1,020,720

		6,514,384

Internet — 2.2%
CDW Corp.	21,150	877,725
Shutterfly, Inc.*	14,030	650,571

		1,528,296

Iron & Steel — 1.0%
Steel Dynamics, Inc.	29,470	663,370

Media — 1.9%
Cable One, Inc	1,490	651,324
Scholastic Corp.	17,810	665,559

		1,316,883

Miscellaneous Manufacturing — 1.4%
ITT Corp.	25,540	942,171

Oil & Gas — 4.0%
Gulfport Energy Corp.*	17,920	507,853
Murphy USA Inc*	9,520	585,004
QEP Resources, Inc.	85,560	1,207,251

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Synergy Resources Corp.*	59,170	$459,751

		2,759,859

Oil & Gas Services — 4.2%
HollyFrontier Corp.	19,940	704,281
MRC Global Inc*	72,020	946,343
Oil States International, Inc.*	15,670	493,918
RPC, Inc.	54,770	776,639

		2,921,181

Packaging and Containers — 1.3%
Graphic Packaging Holding Co.	69,950	898,858

Retail — 7.9%
Big Lots, Inc.	22,220	1,006,344
Bloomin’ Brands, Inc.	54,460	918,740
Caleres, Inc.	23,530	665,664
Office Depot, Inc.*	113,510	805,921
The Children’s Place, Inc.	13,900	1,160,233
The Michaels Cos, Inc.*	34,370	961,329

		5,518,231

Savings & Loans — 0.8%
First Niagara Financial Group, Inc.	58,040	561,827

Semiconductors — 3.1%
Advanced Micro Devices, Inc.*	96,540	275,139
Cypress Semiconductor Corp.	98,930	856,734
Lam Research Corp.	7,050	582,330
Qorvo, Inc.*	8,490	427,981

		2,142,184

Software — 1.1%
Verint Systems, Inc.*	23,560	786,433

Telecommunications — 4.8%
Amdocs Ltd.	15,245	921,103
Anixter International, Inc.*	9,810	511,199
Finisar Corp.*	58,850	1,073,424
Polycom, Inc.*	71,700	799,455

		3,305,181

Transportation — 1.2%
Ryder System, Inc.	13,320	862,870

TOTAL COMMON STOCKS (Cost $58,258,094)		65,330,758

REAL ESTATE INVESTMENT TRUSTS — 4.7%
Apartments — 1.2%
Mid-America Apartment Communities, Inc.	8,140	831,990

Hotels & Resorts — 0.8%
RLJ Lodging Trust	25,100	574,288

Office Property — 1.7%
Gramercy Property Trust	137,578	1,162,534

Strip Centers — 1.0%
DDR Corp.	37,780	672,106

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,931,563)		3,240,918

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,636,014)	1,636,014	$1,636,014

TOTAL INVESTMENTS — 101.1% (Cost $62,825,671)(a)		$70,207,690

Other Assets & Liabilities — (1.1)%		(785,393)

TOTAL NET ASSETS — 100.0%		$69,422,297

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $62,952,631. Net unrealized appreciation was $7,255,059. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,536,662 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,281,603.

PENN SERIES FUNDS, INC.

SMID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$65,330,758	$65,330,758	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,240,918	3,240,918	—	—
SHORT-TERM INVESTMENTS	1,636,014	1,636,014	—	—

TOTAL INVESTMENTS	$70,207,690	$70,207,690	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.9%
Aerospace & Defense — 2.0%
HEICO Corp., Class A	35,796	$1,703,890

Apparel — 3.6%
Carter’s, Inc.	14,104	1,486,280
Gildan Activewear, Inc.	19,475	594,182
Wolverine World Wide, Inc.	52,214	961,782

		3,042,244

Banks — 2.1%
Bank of the Ozarks, Inc.	23,820	999,726
Kearny Financial Corp.	29,429	363,448
SVB Financial Group*	3,741	381,769

		1,744,943

Beverages — 0.4%
Britvic PLC	33,152	337,868

Biotechnology — 0.9%
Ligand Pharmaceuticals, Inc.*	5,491	588,031
Puma Biotechnology, Inc.*	6,172	181,272

		769,303

Building Materials — 0.9%
Trex Co., Inc.*	15,294	733,041

Chemicals — 2.3%
Sensient Technologies Corp.	30,291	1,922,267

Commercial Services — 12.6%
Alarm.com Holdings, Inc.*	16,528	391,714
CEB, Inc.	14,637	947,453
CoStar Group, Inc.*	4,423	832,276
Euronet Worldwide, Inc.*	23,198	1,719,204
ExamWorks Group, Inc.*	10,680	315,701
Gartner, Inc.*	7,273	649,842
Healthcare Services Group, Inc.	27,592	1,015,661
HealthEquity, Inc.*	21,922	540,816
MAXIMUS, Inc.	15,126	796,233
Nord Anglia Education Inc.*	44,405	927,620
Rollins, Inc.	16,855	457,107
ServiceMaster Global Holdings, Inc.*	37,747	1,422,307
SP Plus Corp.*	24,499	589,446

		10,605,380

Computers — 5.0%
Cadence Design Systems, Inc.*	72,233	1,703,254
Fleetmatics Group PLC*	16,660	678,229
Jack Henry & Associates, Inc.	18,277	1,545,686
Stratasys Ltd.*	12,322	319,386

		4,246,555

Diversified Financial Services — 5.0%
Artisan Partners Asset Management, Inc., Class A	12,865	396,757
Financial Engines, Inc.	19,698	619,108
LPL Financial Holdings, Inc.	21,220	526,256
MarketAxess Holdings, Inc.	10,666	1,331,437
Markit Ltd.*	28,656	1,012,989
WisdomTree Investments, Inc.	26,075	298,037

		4,184,584

	Number of Shares	Value†

Electrical Components & Equipment — 2.7%
Belden, Inc.	20,405	$1,252,459
EnerSys	19,104	1,064,475

		2,316,934

Electronics — 4.1%
CTS Corp.	33,276	523,764
FEI Co.	14,256	1,268,927
National Instruments Corp.	13,149	395,916
OSI Systems, Inc.*	12,873	843,053
Sensata Technologies Holding NV*	11,632	451,787

		3,483,447

Energy-Alternate Sources — 0.5%
SolarEdge Technologies Inc.*	17,873	449,327

Entertainment — 2.5%
AMC Entertainment Holdings, Inc., Class A	26,499	741,707
Manchester United PLC	32,130	463,957
National CineMedia, Inc.	58,233	885,724

		2,091,388

Environmental Control — 0.8%
Clean Harbors, Inc.*	14,447	712,815

Food — 0.5%
Amplify Snack Brands Inc.*	32,010	458,383

Hand & Machine Tools — 0.9%
Kennametal, Inc.	34,286	771,092

Healthcare Products — 6.8%
Bio-Techne Corp.	11,138	1,052,764
Endologix, Inc.*	69,807	583,587
Globus Medical, Inc., Class A*	30,574	726,132
LDR Holding Corp.*	29,266	745,990
Masimo Corp.*	14,295	598,103
Merit Medical Systems, Inc.*	32,426	599,557
Quidel Corp.*	22,969	396,445
STERIS PLC	14,522	1,031,788

		5,734,366

Healthcare Services — 1.4%
Catalent, Inc.*	42,836	1,142,436

Household Products & Wares — 1.5%
Ontex Group NV	30,563	1,000,890
Tumi Holdings, Inc.*	9,694	259,993

		1,260,883

Insurance — 0.9%
RLI Corp.	11,975	800,648

Internet — 1.3%
ChannelAdvisor Corp.*	27,144	305,370
Wayfair, Inc., Class A*	8,164	352,848
Zillow Group, Inc.*	16,070	410,588

		1,068,806

Investment Companies — 0.4%
Pace Holdings Corp.*	33,082	330,489

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Diversified — 1.5%
Nordson Corp.	11,062	$841,154
Wabtec Corp.	5,178	410,564

		1,251,718

Medical Instruments — 0.6%
Novadaq Technologies, Inc.*	44,810	496,943

Metal Fabricate/Hardware — 1.1%
Rexnord Corp.*	47,012	950,583

Miscellaneous Manufacturing — 1.5%
Proto Labs, Inc.*	10,431	804,126
Raven Industries, Inc.	29,115	466,422

		1,270,548

Oil & Gas Services — 0.7%
Dril-Quip, Inc.*	9,605	581,679

Pharmaceuticals — 7.2%
ACADIA Pharmaceuticals, Inc.*	18,083	505,601
Akorn, Inc.*	20,515	482,718
Aralez Pharmaceuticals Inc.*	43,020	152,721
DBV Technologies SA*	13,870	451,468
Diplomat Pharmacy, Inc.*	19,795	542,383
Dyax Corp Escrow*~	36,639	40,669
Eagle Pharmaceuticals, Inc.*	10,976	444,528
Heron Therapeutics, Inc.*	13,933	264,588
Insys Therapeutics, Inc.*	13,258	211,995
Ironwood Pharmaceuticals, Inc.*	41,173	450,433
Phibro Animal Health Corp., Class A	32,971	891,536
Prestige Brands Holdings, Inc.*	20,780	1,109,444
Relypsa, Inc.*	18,124	245,580
Teligent Inc.*	53,279	261,067

		6,054,731

Publishing/Newspapers — 0.9%
Cimpress NV*	7,916	717,902

Real Estate — 1.0%
Jones Lang LaSalle, Inc.	3,866	453,559
The St. Joe Co.*	21,857	374,848

		828,407

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co.	11,525	708,787

Retail — 5.1%
Biglari Holdings, Inc.*	2,905	1,079,818
Casey’s General Stores, Inc.	10,857	1,230,315
Dunkin’ Brands Group, Inc.	11,852	559,059
Five Below, Inc.*	18,864	779,838
Sally Beauty Holdings, Inc.*	21,154	684,966

		4,333,996

Semiconductors — 2.1%
Atmel Corp.	107,064	869,360
ON Semiconductor Corp.*	91,512	877,600

		1,746,960

Software — 12.7%
ACI Worldwide, Inc.*	31,596	656,881

	Number of Shares	Value†

Software — (continued)
athenahealth, Inc.*	5,378	$746,359
Blackbaud, Inc.	37,564	2,362,400
Broadridge Financial Solutions, Inc.	34,619	2,053,253
Descartes Systems Group Inc.*	26,164	509,279
Envestnet, Inc.*	24,811	674,859
Guidewire Software, Inc.*	13,484	734,608
RealPage, Inc.*	33,084	689,471
SPS Commerce, Inc.*	5,903	253,475
SS&C Technologies Holdings, Inc.	32,008	2,029,947

		10,710,532

Telecommunications — 2.1%
NICE Systems, Ltd. ADR	26,828	1,738,186

Transportation — 1.5%
Landstar System, Inc.	9,031	583,493
Old Dominion Freight Line, Inc.*	10,169	707,966

		1,291,459

TOTAL COMMON STOCKS (Cost $71,231,756)		82,593,520

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $968,838)	968,838	968,838

TOTAL INVESTMENTS — 99.1% (Cost $72,200,594)(a)		$83,562,358

Other Assets & Liabilities — 0.9%		791,300

TOTAL NET ASSETS — 100.0%		$84,353,658

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2016 is $40,669.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $77,354,448. Net unrealized appreciation/depreciation was $11,207,910. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,633,352 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,425,442.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 03/31/2016††
United States	87%
United Kingdom	4
France	2
Canada	2
Israel	2
Belgium	1
Hong Kong	1
Other	1

Total	100%

††	% of total investments as of March 31, 2016

PENN SERIES FUNDS, INC.

SMALL CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$82,593,520	$81,214,093	$1,379,427	$—
SHORT-TERM INVESTMENTS	968,838	968,838	—	—

TOTAL INVESTMENTS	$83,562,358	$82,182,931	$1,379,427	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 82.7%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	16,658	$1,260,511
Esterline Technologies Corp.*	26,362	1,689,013
Kaman Corp.	24,028	1,025,755
Moog, Inc., Class A*	21,130	965,219

		4,940,498

Apparel — 0.9%
Columbia Sportswear Co.	9,484	569,894
G-III Apparel Group Ltd.*	17,380	849,708
Steven Madden Ltd.*	15,804	585,380

		2,004,982

Auto Parts & Equipment — 0.4%
Cooper Tire & Rubber Co.	3,998	148,006
Tower International, Inc.	25,620	696,864

		844,870

Banks — 16.6%
Ameris Bancorp	13,312	393,769
BancorpSouth, Inc.	61,168	1,303,490
Bank of the Ozarks, Inc.	33,766	1,417,159
Banner Corp.	26,761	1,125,032
BNC Bancorp	20,085	424,195
Boston Private Financial Holdings, Inc.	66,468	761,059
CoBiz Financial, Inc.	30,850	364,647
Columbia Banking System, Inc.	35,036	1,048,277
Community Bank System, Inc.	29,185	1,115,159
ConnectOne Bancorp, Inc.	18,833	307,920
CVB Financial Corp.	76,037	1,326,846
First Financial Bankshares, Inc.	36,638	1,083,752
First Merchants Corp.	34,511	813,424
First Midwest Bancorp, Inc.	47,426	854,616
Glacier Bancorp, Inc.	48,851	1,241,792
Great Western Bancorp, Inc.	47,756	1,302,306
Heritage Financial Corp.	23,086	405,621
Home BancShares, Inc.	28,892	1,183,127
Independent Bank Corp.	23,932	1,099,915
Independent Bank Group, Inc.	9,059	248,217
Lakeland Financial Corp.	11,721	536,587
LegacyTexas Financial Group, Inc.	56,162	1,103,583
MB Financial, Inc.	50,839	1,649,726
PacWest Bancorp	33,145	1,231,337
Pinnacle Financial Partners, Inc.	30,471	1,494,907
PrivateBancorp, Inc.	63,938	2,468,007
Prosperity Bancshares, Inc.	32,674	1,515,747
Renasant Corp.	29,772	979,796
Sandy Spring Bancorp, Inc.	14,278	397,357
South State Corp.	18,719	1,202,321
Southwest Bancorp, Inc.	12,960	195,048
State Bank Financial Corp.	33,589	663,719
Summit State Bank	7,318	99,818
Texas Capital Bancshares, Inc.*	10,955	420,453
The First of Long Island Corp.	11,692	333,222
TriCo Bancshares	16,283	412,286
UMB Financial Corp.	8,736	451,040
Webster Financial Corp.	71,017	2,549,510
Wintrust Financial Corp.	5,659	250,920

		35,775,707

	Number of Shares	Value†

Building Materials — 2.0%
Armstrong World Industries, Inc.*	21,276	$1,029,120
Continental Building Products, Inc.*	38,461	713,836
Eagle Materials, Inc.	16,205	1,136,133
Masonite International Corp.*	4,306	282,043
Summit Materials, Inc., Class A*	54,878	1,067,377

		4,228,509

Chemicals — 1.6%
Methanex Corp.	1,651	53,030
Minerals Technologies, Inc.	13,349	758,891
PolyOne Corp.	23,864	721,886
Quaker Chemical Corp.	6,739	571,871
WR Grace & Co.*	18,326	1,304,445

		3,410,123

Commercial Services — 3.1%
ABM Industries, Inc.	46,660	1,507,585
HMS Holdings Corp.*	38,629	554,326
Live Nation Entertainment, Inc.*	77,743	1,734,447
MAXIMUS, Inc.	15,600	821,184
Monro Muffler Brake, Inc.	10,326	737,999
On Assignment, Inc.*	22,247	821,359
Team Health Holdings, Inc.*	12,136	507,406

		6,684,306

Computers — 1.5%
Convergys Corp.	45,126	1,253,149
Electronics For Imaging, Inc.*	26,248	1,112,653
NetScout Systems, Inc.*	35,797	822,257

		3,188,059

Distribution & Wholesale — 1.5%
Beacon Roofing Supply, Inc.*	34,652	1,421,079
Core-Mark Holding Co., Inc.	13,640	1,112,478
WESCO International, Inc.*	14,655	801,189

		3,334,746

Diversified Financial Services — 1.3%
MarketAxess Holdings, Inc.	7,542	941,468
OM Asset Management PLC	56,816	758,494
Stifel Financial Corp.*	26,399	781,410
Virtu Financial, Inc., Class A	19,178	424,025

		2,905,397

Electric — 4.5%
Black Hills Corp.	26,584	1,598,496
Dynegy, Inc.*	41,733	599,703
IDACORP, Inc.	26,515	1,977,754
NorthWestern Corp.	30,857	1,905,420
PNM Resources, Inc.	55,230	1,862,356
Portland General Electric Co.	42,656	1,684,485

		9,628,214

Electrical Components & Equipment — 0.5%
EnerSys	9,810	546,613
Littelfuse, Inc.	5,172	636,725

		1,183,338

Electronics — 2.2%
CTS Corp.	38,864	611,719
Newport Corp.*	50,784	1,168,032

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Plexus Corp.*	27,068	$1,069,728
Watts Water Technologies, Inc., Class A	24,562	1,354,103
Woodward, Inc.	10,908	567,434

		4,771,016

Engineering & Construction — 0.7%
EMCOR Group, Inc.	32,594	1,584,068

Entertainment — 1.1%
Marriott Vacations Worldwide Corp.	11,910	803,925
Vail Resorts, Inc.	12,572	1,680,876

		2,484,801

Environmental Control — 0.9%
CECO Environmental Corp.	10,334	64,174
MSA Safety, Inc.	13,066	631,741
Progressive Waste Solutions Ltd.	38,126	1,183,050

		1,878,965

Food — 2.1%
J&J Snack Foods Corp.	3,056	330,904
Pinnacle Foods, Inc.	26,008	1,162,037
Post Holdings, Inc.*	6,779	466,192
Sanderson Farms, Inc.	2,316	208,857
SUPERVALU, Inc.*	50,405	290,333
TreeHouse Foods, Inc.*	24,120	2,092,410

		4,550,733

Forest Products & Paper — 0.1%
Mercer International, Inc.	16,221	153,288

Gas — 2.5%
New Jersey Resources Corp.	52,743	1,921,428
Southwest Gas Corp.	29,615	1,950,148
WGL Holdings, Inc.	20,274	1,467,229

		5,338,805

Healthcare Products — 1.5%
CONMED Corp.	25,140	1,054,371
Endologix, Inc.*	103,604	866,129
Integra LifeSciences Holdings Corp.*	15,494	1,043,676
Wright Medical Group NV*	23,416	388,706

		3,352,882

Healthcare Services — 1.3%
Air Methods Corp.*	25,974	940,778
Amsurg Corp.*	12,387	924,070
Catalent, Inc.*	18,468	492,542
HealthSouth Corp.	14,477	544,770

		2,902,160

Home Builders — 0.8%
CalAtlantic Group, Inc.	24,357	814,011
Meritage Homes Corp.*	15,456	563,526
William Lyon Homes, Class A*	18,391	266,485

		1,644,022

Household Products & Wares — 1.1%
Spectrum Brands Holdings, Inc.	21,201	2,316,845

	Number of Shares	Value†

Insurance — 5.5%
American Equity Investment Life Holding Co.	60,712	$1,019,961
AMERISAFE, Inc.	10,402	546,521
AmTrust Financial Services, Inc.	30,536	790,272
CNO Financial Group, Inc.	122,275	2,191,168
Endurance Specialty Holdings Ltd.	16,261	1,062,494
Enstar Group Ltd.*	5,349	869,640
Maiden Holdings Ltd.	93,688	1,212,323
National General Holdings Corp.	53,859	1,162,816
ProAssurance Corp.	16,982	859,289
Radian Group, Inc.	87,123	1,080,325
RLI Corp.	15,780	1,055,051

		11,849,860

Internet — 0.1%
Marketo, Inc.*	15,217	297,797

Investment Companies — 0.3%
Golub Capital BDC, Inc.	17,268	298,909
New Mountain Finance Corp.	21,609	273,138

		572,047

Iron & Steel — 0.3%
Commercial Metals Co.	43,535	738,789

Leisure Time — 0.3%
Diamond Resorts International, Inc.*	25,466	618,824

Lodging — 0.1%
Extended Stay America, Inc.	13,815	225,184

Machinery - Diversified — 0.6%
Alamo Group, Inc.	3,579	199,386
Manitowoc Foodservice Inc.*	50,303	741,466
The Manitowoc Co., Inc.	61,607	266,759

		1,207,611

Media — 0.5%
Media General, Inc.*	4,832	78,810
Nexstar Broadcasting Group, Inc., Class A	17,766	786,501
Townsquare Media, Inc., Class A*	13,471	151,010

		1,016,321

Metal Fabricate/Hardware — 0.6%
RBC Bearings, Inc.*	14,480	1,060,805
Worthington Industries, Inc.	4,687	167,044

		1,227,849

Mining — 1.0%
Ferroglobe PLC	36,032	317,442
Kaiser Aluminum Corp.	17,491	1,478,689
Royal Gold, Inc.	7,443	381,752

		2,177,883

Miscellaneous Manufacturing — 1.2%
Barnes Group, Inc.	28,265	990,123
CLARCOR, Inc.	15,267	882,280
Standex International Corp.	5,553	432,079
Trinseo SA*	5,686	209,301

		2,513,783

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 4.1%
Carrizo Oil & Gas, Inc.*	26,979	$834,191
Memorial Resource Development Corp.*	109,361	1,113,295
Parsley Energy, Inc., Class A*	52,725	1,191,585
PBF Energy, Inc. Class A*	31,527	1,046,696
PDC Energy, Inc.*	18,509	1,100,360
Rice Energy, Inc.*	130,892	1,827,252
RSP Permian, Inc.*	51,963	1,509,006
WPX Energy, Inc.*	34,509	241,218

		8,863,603

Oil & Gas Services — 0.3%
Thermon Group Holdings, Inc.*	31,210	548,048

Packaging and Containers — 1.1%
Berry Plastics Group, Inc.*	43,543	1,574,080
Graphic Packaging Holding Co.	68,071	874,712

		2,448,792

Pharmaceuticals — 1.0%
Infinity Pharmaceuticals, Inc.*	36,169	190,610
Pacira Pharmaceuticals, Inc.*	5,611	297,271
PRA Health Sciences, Inc.*	5,947	254,294
Prestige Brands Holdings, Inc.*	11,716	625,517
VCA, Inc.*	15,461	891,945

		2,259,637

Real Estate — 0.7%
Kennedy-Wilson Holdings, Inc.	71,891	1,574,413

Retail — 3.0%
Ascena Retail Group, Inc.*	7,879	87,142
Big Lots, Inc.	12,953	586,641
Boot Barn Holdings, Inc.*	51,754	486,488
Burlington Stores, Inc.*	34,750	1,954,340
CST Brands, Inc.	13,437	514,503
Jack in the Box, Inc.	20,251	1,293,431
Lithia Motors, Inc., Class A	14,972	1,307,505
Office Depot, Inc.*	29,933	212,524

		6,442,574

Savings & Loans — 2.0%
Brookline Bancorp, Inc.	42,268	465,371
Dime Community Bancshares, Inc.	19,327	340,542
EverBank Financial Corp.	63,274	954,805
Flushing Financial Corp.	30,701	663,755
Oritani Financial Corp.	24,398	414,034
Provident Financial Services, Inc.	44,426	896,961
WSFS Financial Corp.	18,617	605,425

		4,340,893

Semiconductors — 4.0%
Cabot Microelectronics Corp.	15,356	628,214
Cypress Semiconductor Corp.	74,783	647,621
Entegris, Inc.*	115,870	1,578,149
Fairchild Semiconductor International, Inc.*	51,392	1,027,840
Intersil Corp., Class A	135,526	1,811,982
MKS Instruments, Inc.	30,906	1,163,611
Semtech Corp.*	51,604	1,134,772

	Number of Shares	Value†

Semiconductors — (continued)
Silicon Laboratories, Inc.*	12,755	$573,465

		8,565,654

Software — 2.1%
Bottomline Technologies, Inc.*	21,960	669,560
CommVault Systems, Inc.*	22,235	959,885
Cornerstone OnDemand, Inc.*	7,361	241,220
Everyday Health, Inc.*	13,836	77,481
Monotype Imaging Holdings, Inc.	13,125	313,950
Press Ganey Holdings, Inc.*	11,910	358,253
Radware Ltd.*	42,919	507,732
Verint Systems, Inc.*	44,315	1,479,235

		4,607,316

Storage & Warehousing — 0.4%
Mobile Mini, Inc.	26,780	884,276

Telecommunications — 1.5%
Anixter International, Inc.*	16,478	858,669
Polycom, Inc.*	110,743	1,234,784
Viavi Solutions, Inc.*	155,712	1,068,184

		3,161,637

Textiles — 0.3%
G&K Services, Inc., Class A	9,774	715,945

Transportation — 0.9%
Forward Air Corp.	27,334	1,238,777
Golar LNG Ltd.	37,309	670,443

		1,909,220

Water — 0.3%
California Water Service Group	26,241	701,159

TOTAL COMMON STOCKS (Cost $159,183,518)		178,575,449

REAL ESTATE INVESTMENT TRUSTS — 13.7%
Apartments — 0.5%
Post Properties, Inc.	17,933	1,071,318

Building & Real Estate — 2.2%
Apollo Commercial Real Estate Finance, Inc.	78,461	1,278,914
Blackstone Mortgage Trust, Inc., Class A	60,251	1,618,342
MFA Financial, Inc.	157,364	1,077,943
Two Harbors Investment Corp.	99,340	788,760

		4,763,959

Diversified — 1.1%
PS Business Parks, Inc.	23,854	2,397,566

Hotels & Resorts — 2.6%
Chesapeake Lodging Trust	98,023	2,593,688
Pebblebrook Hotel Trust	101,982	2,964,617

		5,558,305

Industrial — 0.7%
Terreno Realty Corp.	64,878	1,521,389

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Internet — 1.0%
CyrusOne, Inc.	48,179	$2,199,371

Office Property — 1.7%
Corporate Office Properties Trust	2,333	61,218
Highwoods Properties, Inc.	42,386	2,026,475
Hudson Pacific Properties, Inc.	57,185	1,653,790

		3,741,483

Real Estate Investment Trusts — 0.5%
Care Capital Properties Inc.	41,815	1,122,315

Regional Malls — 0.3%
CBL & Associates Properties, Inc.	52,513	624,905

Storage & Warehousing — 2.0%
CubeSmart	73,079	2,433,530
Sovran Self Storage, Inc.	15,926	1,878,472

		4,312,002

Strip Centers — 1.1%
Acadia Realty Trust	63,524	2,231,598

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,115,947)		29,544,211

EXCHANGE TRADED FUNDS — 1.5%
iShares Russell 2000 Value ETF (Cost $2,817,863)	33,908	3,160,565

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,303,342)	4,303,342	4,303,342

TOTAL INVESTMENTS — 99.9% (Cost $191,420,670)(a)		$215,583,567

Other Assets & Liabilities — 0.1%		251,074

TOTAL NET ASSETS — 100.0%		$215,834,641

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $192,501,985. Net unrealized appreciation was $23,081,582. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $35,974,052 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,892,470.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SMALL CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$178,575,449	$178,575,449	$—	$—
REAL ESTATE INVESTMENT TRUSTS	29,544,211	29,544,211	—	—
EXCHANGE TRADED FUNDS	3,160,565	3,160,565	—	—
SHORT-TERM INVESTMENTS	4,303,342	4,303,342	—	—

TOTAL INVESTMENTS	$215,583,567	$215,583,567	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 87.2%
Advertising — 0.1%
EVINE Live, Inc.*	1,700	$1,989
Harte-Hanks, Inc.	1,678	4,246
Journal Media Group, Inc.	848	10,142
Marchex, Inc., Class B	1,545	6,875
Marin Software, Inc.*	700	2,114
MDC Partners, Inc., Class A	1,500	35,400
Sizmek, Inc.*	757	2,195

		62,961

Aerospace & Defense — 1.3%
AAR Corp.	1,269	29,530
Aerojet Rocketdyne Holdings, Inc.*	2,440	39,967
AeroVironment, Inc.*	718	20,334
Astronics Corp.*	878	33,496
Cubic Corp.	869	34,725
Curtiss-Wright Corp.	1,826	138,173
Ducommun, Inc.*	400	6,100
Esterline Technologies Corp.*	1,140	73,040
HEICO Corp., Class A	1,600	76,160
HEICO Corp.	715	42,993
Kaman Corp.	1,048	44,739
KLX, Inc.*	2,100	67,494
Kratos Defense & Security Solutions, Inc.*	2,422	11,989
Moog, Inc., Class A*	1,491	68,109
National Presto Industries, Inc.	146	12,226
Teledyne Technologies, Inc.*	1,404	123,748

		822,823

Agriculture — 0.3%
Alico, Inc.	151	4,169
Limoneira Co.	600	9,120
MGP Ingredients, Inc.	400	9,696
Tejon Ranch Co.*	688	14,152
The Andersons, Inc.	1,132	35,556
Universal Corp.	855	48,573
Vector Group Ltd.	3,352	76,560

		197,826

Airlines — 0.4%
Allegiant Travel Co.	501	89,208
Hawaiian Holdings, Inc.*	1,926	90,888
SkyWest, Inc.	1,881	37,601
Virgin America, Inc.*	900	34,704

		252,401

Apparel — 0.8%
Cherokee, Inc.*	300	5,337
Columbia Sportswear Co.	1,122	67,421
Crocs, Inc.*	2,900	27,898
Deckers Outdoor Corp.*	1,200	71,892
G-III Apparel Group Ltd.*	1,508	73,726
Iconix Brand Group, Inc.*	1,842	14,828
Oxford Industries, Inc.	508	34,153
Perry Ellis International, Inc.*	414	7,622
Sequential Brands Group Inc.*	1,740	11,118
Steven Madden Ltd.*	2,049	75,895
Superior Uniform Group Inc.	500	8,910
Unifi, Inc.*	460	10,539
Vince Holding Corp.*	400	2,532

	Number of Shares	Value†

Apparel — (continued)
Weyco Group, Inc.	400	$10,648
Wolverine World Wide, Inc.	3,782	69,664

		492,183

Auto Manufacturers — 0.1%
Navistar International Corp.*	1,800	22,536
Wabash National Corp.*	2,600	34,320

		56,856

Auto Parts & Equipment — 1.1%
Accuride Corp.*	1,000	1,550
American Axle & Manufacturing Holdings, Inc.*	3,016	46,416
Commercial Vehicle Group, Inc.*	600	1,590
Cooper Tire & Rubber Co.	2,249	83,258
Cooper-Standard Holding, Inc.*	500	35,920
Dana Holding Corp.	5,796	81,666
Dorman Products, Inc.*	992	53,985
Douglas Dynamics, Inc.	900	20,619
Federal-Mogul Holdings Corp.*	916	9,050
Gentherm, Inc.*	1,468	61,054
Horizon Global Corp.*	718	9,032
Meritor, Inc.*	3,645	29,379
Metaldyne Performance Group, Inc.	400	6,724
Miller Industries, Inc.	443	8,984
Modine Manufacturing Co.*	2,077	22,868
Motorcar Parts of America, Inc.*	700	26,586
Standard Motor Products, Inc.	700	24,255
Strattec Security Corp.	100	5,739
Superior Industries International, Inc.	1,119	24,707
Tenneco, Inc.*	2,200	113,322
Titan International, Inc.	1,913	10,292
Tower International, Inc.	800	21,760

		698,756

Banks — 8.3%
1st Source Corp.	688	21,906
Access National Corp.	400	7,932
American National Bankshares, Inc.	400	10,132
Ameris Bancorp	1,247	36,886
Ames National Corp.	499	12,355
Arrow Financial Corp.	378	10,043
BancFirst Corp.	260	14,828
Banco Latinoamericano de Comercio Exterior SA	1,110	26,884
BancorpSouth, Inc.	3,649	77,760
Bank of Marin Bancorp	290	14,274
Bank of the Ozarks, Inc.	2,952	123,895
Banner Corp.	800	33,632
Bar Harbor Bankshares	200	6,644
BBCN Bancorp, Inc.	3,185	48,380
Blue Hills Bancorp, Inc.	1,300	17,771
BNC Bancorp	1,200	25,344
Boston Private Financial Holdings, Inc.	2,858	32,724
Bridge Bancorp, Inc.	707	21,542
Bryn Mawr Bank Corp.	732	18,834
C1 Financial Inc.*	400	9,680
Camden National Corp.	326	13,692

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Capital Bank Financial Corp., Class A	800	$24,680
Capital City Bank Group, Inc.	269	3,925
Cardinal Financial Corp.	1,218	24,786
Cascade Bancorp*	1,262	7,206
Cass Information Systems, Inc.	454	23,767
Cathay General Bancorp	3,050	86,407
CenterState Banks, Inc.	1,932	28,768
Central Pacific Financial Corp.	800	17,416
Century Bancorp, Inc., Class A	69	2,685
Chemical Financial Corp.	1,366	48,753
Citizens & Northern Corp.	356	7,077
City Holding Co.	648	30,961
CNB Financial Corp.	474	8,338
CoBiz Financial, Inc.	1,700	20,094
Columbia Banking System, Inc.	2,214	66,243
Community Bank System, Inc.	1,711	65,377
Community Trust Bancorp, Inc.	683	24,124
CommunityOne Bancorp*	700	9,296
ConnectOne Bancorp, Inc.	1,060	17,331
CU Bancorp*	800	16,936
Customers Bancorp, Inc.*	880	20,794
CVB Financial Corp.	3,992	69,660
Eagle Bancorp, Inc.*	1,173	56,304
Enterprise Bancorp, Inc.	300	7,872
Enterprise Financial Services Corp.	782	21,145
F.N.B. Corp.	7,743	100,736
Farmers Capital Bank Corp.	300	7,926
Fidelity Southern Corp.	607	9,736
Financial Institutions, Inc.	440	12,791
First Bancorp	824	15,532
First Bancorp Puerto Rico*	4,700	13,724
First Bancorp, Inc.	234	4,565
First Busey Corp.	934	19,128
First Business Financial Services, Inc.	400	9,172
First Citizens BancShares, Inc., Class A	304	76,325
First Commonwealth Financial Corp.	3,121	27,652
First Community Bancshares, Inc.	626	12,420
First Connecticut Bancorp, Inc.	659	10,518
First Financial Bancorp	2,205	40,087
First Financial Bankshares, Inc.	2,452	72,530
First Financial Corp.	480	16,421
First Interstate BancSystem, Inc., Class A	800	22,504
First Merchants Corp.	1,538	36,251
First Midwest Bancorp, Inc.	2,814	50,708
First NBC Bank Holding Co.*	600	12,354
FirstMerit Corp.	6,394	134,594
Franklin Financial Network Inc.*	300	8,100
Fulton Financial Corp.	6,900	92,322
German American Bancorp, Inc.	392	12,622
Glacier Bancorp, Inc.	2,921	74,252
Great Southern Bancorp, Inc.	471	17,488
Great Western Bancorp, Inc.	1,600	43,632
Green Bancorp Inc.*	700	5,299
Guaranty Bancorp	500	7,730
Hancock Holding Co.	3,072	70,533
Hanmi Financial Corp.	1,213	26,710

	Number of Shares	Value†

Banks — (continued)
Heartland Financial USA, Inc.	717	$22,076
Heritage Commerce Corp.	600	6,006
Heritage Financial Corp.	1,130	19,854
Heritage Oaks Bancorp	1,300	10,127
Home BancShares, Inc.	2,164	88,616
Horizon Bancorp	400	9,888
IBERIABANK Corp.	1,446	74,136
Independent Bank Corp.	1,000	14,550
Independent Bank Corp.	971	44,627
Independent Bank Group, Inc.	400	10,960
International Bancshares Corp.	1,925	47,471
Kearny Financial Corp.	3,276	40,459
Lakeland Bancorp, Inc.	1,711	17,367
Lakeland Financial Corp.	594	27,193
LegacyTexas Financial Group, Inc.	1,866	36,667
MainSource Financial Group, Inc.	921	19,424
MB Financial, Inc.	2,884	93,586
Mercantile Bank Corp.	500	11,210
Merchants Bancshares, Inc.	86	2,558
MidWestOne Financial Group, Inc.	400	10,980
National Bankshares, Inc.	319	10,948
National Commerce Corp.*	400	9,444
National Penn Bancshares, Inc.	5,387	57,318
NBT Bancorp, Inc.	1,769	47,675
OFG Bancorp	1,810	12,652
Old National Bancorp	4,186	51,027
Old Second Bancorp, Inc.	1,600	11,472
Opus Bank	300	10,200
Pacific Continental Corp.	862	13,904
Park National Corp.	524	47,160
Park Sterling Corp.	1,600	10,672
Peapack Gladstone Financial Corp.	636	10,748
Penns Woods Bancorp, Inc.	268	10,329
Peoples Bancorp, Inc.	572	11,177
Peoples Financial Services Corp.	300	11,160
Pinnacle Financial Partners, Inc.	1,363	66,869
Preferred Bank	500	15,125
PrivateBancorp, Inc.	3,098	119,583
Prosperity Bancshares, Inc.	2,726	126,459
QCR Holdings, Inc.	400	9,540
Renasant Corp.	1,635	53,808
Republic Bancorp, Inc., Class A	387	9,996
S&T Bancorp, Inc.	1,259	32,432
Sandy Spring Bancorp, Inc.	1,085	30,196
Seacoast Banking Corp of Florida*	1,040	16,422
ServisFirst Bancshares, Inc.	800	35,520
Sierra Bancorp	712	12,923
Simmons First National Corp., Class A	1,100	49,577
South State Corp.	958	61,532
Southside Bancshares, Inc.	901	23,489
Southwest Bancorp, Inc.	636	9,572
State Bank Financial Corp.	1,200	23,712
Stock Yards Bancorp, Inc.	645	24,852
Stonegate Bank	500	14,980
Suffolk Bancorp	443	11,181
Sun Bancorp, Inc.*	220	4,556

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Talmer Bancorp, Inc., Class A	1,900	$34,371
Texas Capital Bancshares, Inc.*	1,673	64,210
The Bancorp, Inc.*	1,412	8,077
The First of Long Island Corp.	593	16,901
Tompkins Financial Corp.	558	35,712
Towne Bank	1,832	35,156
TriCo Bancshares	904	22,889
TriState Capital Holdings, Inc.*	1,000	12,600
Triumph BanCorp., Inc.*	500	7,915
TrustCo Bank Corp.	3,252	19,707
Trustmark Corp.	2,630	60,569
UMB Financial Corp.	1,481	76,464
Umpqua Holdings Corp.	8,501	134,826
Union Bankshares Corp.	1,828	45,024
United Bankshares, Inc.	2,692	98,796
United Community Banks, Inc.	1,878	34,687
Univest Corp. of Pennsylvania	600	11,706
Valley National Bancorp	8,635	82,378
Walker & Dunlop, Inc.*	900	21,843
Washington Trust Bancorp, Inc.	670	25,004
Webster Financial Corp.	3,528	126,655
WesBanco, Inc.	1,531	45,486
West Bancorporation, Inc.	778	14,183
Westamerica Bancorporation	1,073	52,266
Western Alliance Bancorp*	3,319	110,788
Wilshire Bancorp, Inc.	2,676	27,563
Wintrust Financial Corp.	1,742	77,240
Yadkin Financial Corp.	1,650	39,056

		5,387,482

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	174	27,798
Craft Brew Alliance, Inc.*	700	5,761
Farmer Bros Co.*	204	5,686
National Beverage Corp.*	442	18,705
The Boston Beer Co., Inc., Class A*	359	66,440

		124,390

Biotechnology — 2.8%
Acceleron Pharma, Inc.*	900	23,751
Achillion Pharmaceuticals, Inc.*	4,300	33,196
Acorda Therapeutics, Inc.*	1,731	45,785
Aduro Biotech, Inc.*	300	3,843
Advaxis, Inc.*	1,000	9,030
Affimed NV*	279	1,043
Agenus, Inc.*	3,200	13,312
Alder Biopharmaceuticals, Inc.*	900	22,041
AMAG Pharmaceuticals, Inc.*	1,256	29,390
ANI Pharmaceuticals, Inc.*	300	10,098
Applied Genetic Technologies Corp.*	600	8,388
Ardelyx, Inc.*	800	6,216
Arena Pharmaceuticals, Inc.*	8,506	16,757
ARIAD Pharmaceuticals, Inc.*	6,600	42,174
Assembly Biosciences, Inc.*	400	2,008
Atara Biotherapeutics, Inc.*	700	13,321
Avalanche Biotechnologies, Inc.*	700	3,619
Bellicum Pharmaceuticals, Inc.*	300	2,805
BioCryst Pharmaceuticals, Inc.*	2,900	8,207

	Number of Shares	Value†

Biotechnology — (continued)
BioTime, Inc.*	1,100	$3,157
Blueprint Medicines Corp.*	300	5,415
Cambrex Corp.*	1,167	51,348
Celldex Therapeutics, Inc.*	3,644	13,774
Cellular Biomedicine Group, Inc.*	300	5,595
Coherus Biosciences, Inc.*	800	16,984
CTI BioPharma Corp.*	10,400	5,527
Curis, Inc.*	3,600	5,796
Cytokinetics, Inc.*	1,000	7,050
CytomX Therapeutics Inc.*	400	5,160
CytRx Corp.*	2,600	6,968
Dermira, Inc.*	500	10,340
Dynavax Technologies Corp.*	1,320	25,397
Emergent BioSolutions, Inc.*	1,258	45,728
Epizyme, Inc.*	1,900	23,028
Exact Sciences Corp.*	3,600	24,264
Exelixis, Inc.*	8,169	32,676
Fibrocell Science, Inc.*	400	1,000
Five Prime Therapeutics, Inc.*	800	32,504
Foundation Medicine, Inc.*	518	9,417
Galena Biopharma, Inc.*	8,000	10,880
Genocea Biosciences, Inc.*	600	4,644
Geron Corp.*	6,550	19,126
Halozyme Therapeutics, Inc.*	3,989	37,776
Harvard Bioscience, Inc.*	2,100	6,342
Idera Pharmaceuticals, Inc.*	2,300	4,554
ImmunoGen, Inc.*	3,263	27,801
Immunomedics, Inc.*	2,936	7,340
Innoviva Inc.	2,900	36,511
Inovio Pharmaceuticals, Inc.*	2,500	21,775
Insmed, Inc.*	2,300	29,141
Karyopharm Therapeutics, Inc.*	800	7,136
Kite Pharma, Inc.*	1,300	59,683
Lexicon Pharmaceuticals, Inc.*	1,760	21,032
Ligand Pharmaceuticals, Inc.*	644	68,966
Lion Biotechnologies, Inc.*	1,500	7,620
Loxo Oncology, Inc.*	300	8,202
MacroGenics, Inc.*	1,300	24,375
Merrimack Pharmaceuticals, Inc.*	4,500	37,665
Momenta Pharmaceuticals, Inc.*	2,182	20,162
Myriad Genetics, Inc.*	2,700	101,061
NeoGenomics, Inc.*	1,700	11,458
NewLink Genetics Corp.*	700	12,740
Novavax, Inc.*	10,129	52,266
Omeros Corp.*	1,400	21,476
Oncocyte Corp.*	55	253
OncoMed Pharmaceuticals, Inc.*	600	6,066
Oncothyreon, Inc.*	3,300	4,191
Organovo Holdings, Inc.*	2,700	5,859
Pacific Biosciences of California, Inc.*	2,400	20,400
Paratek Pharmaceuticals, Inc.*	400	6,068
PDL BioPharma, Inc.	6,217	20,703
Peregrine Pharmaceuticals, Inc.*	5,800	2,439
Pfenex, Inc.*	500	4,915
Prothena Corp. PLC*	1,200	49,392
PTC Therapeutics, Inc.*	1,200	7,728

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
REGENXBIO Inc.*	300	$3,240
Repligen Corp.*	1,300	34,866
Retrophin, Inc.*	1,200	16,392
Rigel Pharmaceuticals, Inc.*	2,690	5,595
RTI Surgical, Inc.*	2,035	8,140
Sage Therapeutics, Inc.*	500	16,030
Sangamo BioSciences, Inc.*	2,403	14,538
Sequenom, Inc.*	5,097	7,187
Spark Therapeutics, Inc.*	300	8,853
Spectrum Pharmaceuticals, Inc.*	2,414	15,353
Stemline Therapeutics, Inc.*	400	1,864
The Medicines Co.*	2,592	82,348
Theravance Biopharma Inc.*	1,000	18,800
Tokai Pharmaceuticals Inc.*	600	3,366
Trovagene, Inc.*	800	3,720
Ultragenyx Pharmaceutical, Inc.*	1,500	94,965
Verastem, Inc.*	600	948
Versartis, Inc.*	700	5,614
XOMA Corp.*	3,600	2,783
ZIOPHARM Oncology, Inc.*	4,627	34,332

		1,792,792

Building Materials — 1.4%
AAON, Inc.	1,585	44,380
Apogee Enterprises, Inc.	1,043	45,777
Boise Cascade Co.*	1,400	29,008
Builders FirstSource, Inc.*	2,173	24,490
Comfort Systems USA, Inc.	1,527	48,513
Continental Building Products, Inc.*	1,100	20,416
Drew Industries, Inc.	891	57,434
Gibraltar Industries, Inc.*	1,101	31,489
Griffon Corp.	1,256	19,405
Headwaters, Inc.*	2,880	57,139
Louisiana-Pacific Corp.*	5,394	92,345
LSI Industries, Inc.	1,314	15,440
Masonite International Corp.*	1,100	72,050
NCI Building Systems, Inc.*	1,264	17,949
Nortek, Inc.*	400	19,316
Patrick Industries, Inc.*	450	20,425
PGT, Inc.*	1,700	16,728
Ply Gem Holdings, Inc.*	600	8,430
Quanex Building Products Corp.	1,425	24,738
Simpson Manufacturing Co., Inc.	1,685	64,316
Summit Materials, Inc., Class A*	1,413	27,483
Trex Co., Inc.*	1,262	60,488
Universal Forest Products, Inc.	783	67,197
US Concrete, Inc.*	600	35,748

		920,704

Chemicals — 1.7%
A. Schulman, Inc.	1,188	32,337
Aceto Corp.	1,042	24,550
American Vanguard Corp.*	1,078	17,011
Axiall Corp.	2,600	56,784
Balchem Corp.	1,205	74,734
Chemtura Corp.*	2,514	66,370
Ferro Corp.*	2,638	31,313
H.B. Fuller Co.	1,980	84,051

	Number of Shares	Value†

Chemicals — (continued)
Hawkins, Inc.	449	$16,204
Innophos Holdings, Inc.	796	24,604
Innospec, Inc.	900	39,024
Intrepid Potash, Inc.*	2,100	2,331
KMG Chemicals, Inc.	500	11,535
Kraton Performance Polymers, Inc.*	1,241	21,469
Kronos Worldwide, Inc.	900	5,148
Landec Corp.*	1,218	12,789
Minerals Technologies, Inc.	1,328	75,497
Oil-Dri Corp. of America	97	3,277
Olin Corp.	6,192	107,555
OMNOVA Solutions, Inc.*	2,368	13,166
PolyOne Corp.	3,355	101,489
Quaker Chemical Corp.	511	43,364
Rayonier Advanced Materials, Inc.	1,400	13,300
Rentech, Inc.*	718	1,594
Sensient Technologies Corp.	1,774	112,578
Stepan Co.	708	39,145
Tronox Ltd., Class A	2,400	15,336
Univar Inc.*	1,700	29,206

		1,075,761

Coal — 0.0%
Cloud Peak Energy, Inc.*	2,600	5,070
Peabody Energy Corp.	633	1,469
SunCoke Energy, Inc.	2,341	15,216
Westmoreland Coal Co.*	600	4,326

		26,081

Commercial Services — 5.1%
ABM Industries, Inc.	2,139	69,111
Acacia Research Corp.	1,880	7,125
Alarm.com Holdings, Inc.*	400	9,480
Albany Molecular Research, Inc.*	900	13,761
American Public Education, Inc.*	755	15,576
AMN Healthcare Services, Inc.*	1,909	64,162
Apollo Education Group, Inc., Class A*	3,300	27,110
ARC Document Solutions, Inc.*	1,436	6,462
Arrowhead Research Corp.	2,100	10,122
Ascent Capital Group Inc., Class A*	531	7,864
Barrett Business Services, Inc.	342	9,833
Bridgepoint Education, Inc.*	480	4,838
Bright Horizons Family Solutions, Inc.*	1,400	90,692
Capella Education Co.	407	21,425
Cardtronics, Inc.*	1,763	63,450
Care.com Inc*	1,100	6,765
Career Education Corp.*	2,300	10,442
Carriage Services, Inc.	600	12,966
CBIZ, Inc.*	2,140	21,593
CDI Corp.	741	4,654
CEB, Inc.	1,269	82,142
Civeo Corp.*	3,700	4,551
Collectors Universe, Inc.	400	6,640
CorVel Corp.*	362	14,270
CPI Card Group Inc.	800	6,592
CRA International, Inc.*	274	5,381
Cross Country Healthcare, Inc.*	1,084	12,607
Deluxe Corp.	1,907	119,168

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
DeVry Education Group, Inc.	2,300	$39,721
Electro Rent Corp.	715	6,621
Ennis, Inc.	858	16,774
Euronet Worldwide, Inc.*	1,955	144,885
Everi Holdings, Inc.*	2,396	5,487
EVERTEC, Inc.	2,600	36,348
ExamWorks Group, Inc.*	1,500	44,340
ExlService Holdings, Inc.*	1,200	62,160
Forrester Research, Inc.	375	12,604
Franklin Covey Co.*	597	10,501
FTI Consulting, Inc.*	1,556	55,254
Grand Canyon Education, Inc.*	1,756	75,051
Great Lakes Dredge & Dock Corp.*	2,751	12,270
Green Dot Corp., Class A*	1,900	43,643
Healthcare Services Group, Inc.	2,680	98,651
HealthEquity, Inc.*	1,300	32,071
Heartland Payment Systems, Inc.	1,369	132,204
Heidrick & Struggles International, Inc.	669	15,855
HMS Holdings Corp.*	3,415	49,005
Huron Consulting Group, Inc.*	828	48,181
ICF International, Inc.*	748	25,709
INC Research Holdings, Inc., Class A*	500	20,605
Insperity, Inc.	724	37,453
James River Group Holdings Ltd.	400	12,904
K12, Inc.*	1,152	11,393
Kelly Services, Inc., Class A	1,014	19,388
Kforce, Inc.	1,086	21,264
Korn/Ferry International	1,990	56,297
Landauer, Inc.	480	15,874
LendingTree, Inc.*	200	19,556
Liberty Tax, Inc.	200	3,918
LifeLock, Inc.*	3,700	44,659
Matthews International Corp., Class A	1,205	62,021
MAXIMUS, Inc.	2,488	130,968
McGrath RentCorp	953	23,901
Medifast, Inc.	331	9,993
MoneyGram International, Inc.*	878	5,373
Monro Muffler Brake, Inc.	1,237	88,408
Monster Worldwide, Inc.*	3,900	12,714
Multi-Color Corp.	467	24,914
National Research Corp., Class A	687	10,683
Navigant Consulting, Inc.*	1,984	31,367
On Assignment, Inc.*	1,952	72,068
PAREXEL International Corp.*	2,099	131,670
Patriot National Inc.*	500	3,850
Paylocity Holding Corp.*	500	16,370
Pendrell Corp.*	5,800	3,074
PFSWeb, Inc.*	400	5,248
Quad/Graphics, Inc.	1,000	12,940
Rent-A-Center, Inc.	1,953	30,955
Resources Connection, Inc.	1,322	20,570
RPX Corp.*	2,100	23,646
ServiceSource International, Inc.*	2,400	10,224
Sotheby’s	2,341	62,575
SP Plus Corp.*	793	19,080
Strayer Education, Inc.*	400	19,500

	Number of Shares	Value†

Commercial Services — (continued)
Team Health Holdings, Inc.*	2,772	$115,897
Team, Inc.*	1,383	42,016
TeleTech Holdings, Inc.	707	19,626
The Advisory Board Co.*	1,550	49,988
The Brink’s Co.	1,910	64,157
The Hackett Group, Inc.	1,116	16,874
The Providence Service Corp.*	600	30,642
Travelport Worldwide Ltd.	4,200	57,372
TriNet Group, Inc.*	1,400	20,090
TrueBlue, Inc.*	1,576	41,212
Universal Technical Institute, Inc.	525	2,263
Vectrus, Inc.*	300	6,825
Viad Corp.	771	22,482
Weight Watchers International, Inc.*	1,200	17,436

		3,298,420

Computers — 2.7%
A10 Networks, Inc.*	800	4,736
Agilysys, Inc.*	376	3,839
Barracuda Networks, Inc.*	200	3,080
CACI International, Inc., Class A*	950	101,365
Carbonite, Inc.*	800	6,376
Ciber, Inc.*	3,557	7,505
Convergys Corp.	3,883	107,831
Cray, Inc.*	1,599	67,014
Datalink Corp.*	900	8,226
Diebold, Inc.	2,500	72,275
Digimarc Corp.*	300	9,090
Electronics For Imaging, Inc.*	1,824	77,319
Engility Holdings, Inc.*	700	13,132
EPAM Systems, Inc.*	1,900	141,873
Fleetmatics Group PLC*	1,500	61,065
Globant SA*	500	15,430
Immersion Corp.*	842	6,955
Insight Enterprises, Inc.*	1,543	44,192
LivePerson, Inc.*	1,925	11,261
Luxoft Holding Inc.*	700	38,521
Manhattan Associates, Inc.*	2,768	157,416
Mentor Graphics Corp.	3,676	74,733
Mercury Systems, Inc.*	1,436	29,151
MTS Systems Corp.	560	34,076
NetScout Systems, Inc.*	3,465	79,591
Nimble Storage, Inc.*	1,800	14,112
Pure Storage Inc., Class A*	1,200	16,428
Qualys, Inc.*	900	22,779
Quantum Corp.*	8,761	5,344
Science Applications International Corp.	1,800	96,012
Silicon Graphics International Corp.*	1,366	9,726
Silver Spring Networks, Inc.*	1,500	22,125
Stratasys Ltd.*	1,800	46,656
Super Micro Computer, Inc.*	1,471	50,132
Sykes Enterprises, Inc.*	1,536	46,356
Synaptics, Inc.*	1,416	112,912
Syntel, Inc.*	1,160	57,919
The KEYW Holding Corp.*	1,300	8,632
Unisys Corp.*	1,724	13,275
Varonis Systems, Inc.*	300	5,475

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
Violin Memory, Inc.*	3,500	$1,828
Virtusa Corp.*	1,089	40,794
Vocera Communications, Inc.*	800	10,200

		1,756,757

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	760	6,224
Inter Parfums, Inc.	624	19,282
Revlon, Inc., Class A*	570	20,754

		46,260

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc.*	1,981	81,241
Core-Mark Holding Co., Inc.	882	71,936
Essendant, Inc.	1,519	48,501
H&E Equipment Services, Inc.	1,159	20,317
Owens & Minor, Inc.	2,476	100,080
Pool Corp.	1,676	147,052
ScanSource, Inc.*	981	39,613
Titan Machinery, Inc.*	523	6,046
Veritiv Corp.*	300	11,178

		525,964

Diversified Financial Services — 2.3%
Aircastle Ltd.	2,476	55,066
Altisource Asset Management Corp.*	53	625
Altisource Portfolio Solutions SA*	500	12,075
Ashford, Inc.*	26	1,185
Associated Capital Group Inc., Class A	262	7,341
BGC Partners, Inc., Class A	6,907	62,508
Blackhawk Network Holdings, Inc.*	2,000	68,600
Calamos Asset Management, Inc., Class A	469	3,982
Cohen & Steers, Inc.	817	31,798
Cowen Group, Inc., Class A*	3,790	14,440
Diamond Hill Investment Group, Inc.	107	18,978
Ellie Mae, Inc.*	1,100	99,704
Encore Capital Group, Inc.*	997	25,663
Enova International, Inc.*	1,029	6,493
Evercore Partners, Inc., Class A	1,322	68,413
Federal Agricultural Mortgage Corp., Class C	300	11,319
Financial Engines, Inc.	1,900	59,717
FNFV Group*	2,800	30,380
GAIN Capital Holdings, Inc.	800	5,248
GAMCO Investors, Inc., Class A	262	9,710
Greenhill & Co., Inc.	1,100	24,420
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,400	26,908
Houlihan Lokey Inc.	600	14,940
Impac Mortgage Holdings, Inc.*	500	6,935
INTL. FCstone, Inc.*	593	15,851
Investment Technology Group, Inc.	1,300	28,730
Janus Capital Group, Inc.	5,600	81,928
KCG Holdings, Inc., Class A*	1,181	14,113
Ladder Capital Corp.Class A	1,536	19,123
Ladenburg Thalmann Financial Services, Inc.*	4,000	10,000
MarketAxess Holdings, Inc.	1,399	174,637

	Number of Shares	Value†

Diversified Financial Services — (continued)
Marlin Business Services Corp.	200	$2,862
Moelis & Co., Class A	600	16,938
Nationstar Mortgage Holdings, Inc.*	1,300	12,870
Nelnet, Inc., Class A	799	31,457
NewStar Financial, Inc.*	1,300	11,375
Ocwen Financial Corp.*	3,800	9,386
OM Asset Management PLC	900	12,015
On Deck Capital, Inc.*	400	3,116
Oppenheimer Holdings, Inc., Class A	238	3,756
PennyMac Financial Service, Class A, Class A*	500	5,880
PHH Corp.*	1,989	24,942
Piper Jaffray Cos.*	487	24,136
PRA Group, Inc.*	1,848	54,313
Pzena Investment Management, Inc., Class A	130	981
Regional Management Corp.*	200	3,422
Stifel Financial Corp.*	2,506	74,178
Stonegate Mortgage Corp.*	300	1,722
Teton Advisors, Inc., Class B~	2	86
The J.G. Wentworth Company, Class A*	400	488
Virtu Financial, Inc., Class A	600	13,266
Virtus Investment Partners, Inc.	272	21,246
Wageworks, Inc.*	1,300	65,793
Walter Investment Management Corp.*	1,353	10,337
Westwood Holdings Group, Inc.	311	18,240
WisdomTree Investments, Inc.	4,400	50,292
World Acceptance Corp.*	262	9,935

		1,493,862

Electric — 2.3%
Abengoa Yield PLC	1,700	30,226
ALLETE, Inc.	1,851	103,786
Ameresco, Inc., Class A*	1,100	5,247
Atlantic Power Corp.	4,127	10,152
Avista Corp.	2,439	99,462
Black Hills Corp.	1,948	117,133
Cleco Corp.	2,271	125,382
Dynegy, Inc.*	5,000	71,850
El Paso Electric Co.	1,577	72,353
EnerNOC, Inc.*	1,300	9,724
Genie Energy Ltd., Class B*	800	6,088
IDACORP, Inc.	1,901	141,796
MGE Energy, Inc.	1,342	70,120
NorthWestern Corp.	1,780	109,915
NRG Yield, Inc., Class A	1,500	20,355
NRG Yield, Inc., Class C	2,500	35,600
Ormat Technologies, Inc.	1,500	61,860
Otter Tail Corp.	1,592	47,155
PNM Resources, Inc.	3,110	104,869
Portland General Electric Co.	3,456	136,477
Talen Energy Corp.*	2,900	26,100
The Empire District Electric Co.	1,719	56,813
Unitil Corp.	663	28,171

		1,490,634

Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc.*	1,693	58,899
Belden, Inc.	1,655	101,584

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Encore Wire Corp.	771	$30,015
EnerSys	1,723	96,005
Generac Holdings, Inc.*	2,649	98,649
General Cable Corp.	1,900	23,199
Graham Corp.	466	9,278
Insteel Industries, Inc.	691	21,124
Littelfuse, Inc.	878	108,091
Powell Industries, Inc.	429	12,788
PowerSecure International, Inc.*	800	14,952
Universal Display Corp.*	1,549	83,801
Vicor Corp.*	422	4,423

		662,808

Electronics — 2.4%
Allied Motion Technologies Inc.	400	7,200
American Science & Engineering, Inc.	278	7,698
Applied Optoelectronics, Inc.*	700	10,437
AVX Corp.	1,600	20,112
Badger Meter, Inc.	559	37,179
Bel Fuse, Inc., Class B	269	3,927
Benchmark Electronics, Inc.*	2,077	47,875
Brady Corp., Class A	1,857	49,842
Checkpoint Systems, Inc.*	1,545	15,635
Coherent, Inc.*	873	80,229
Control4 Corp.*	400	3,184
CTS Corp.	1,263	19,880
ESCO Technologies, Inc.	1,034	40,305
FARO Technologies, Inc.*	620	19,970
FEI Co.	1,546	137,609
Fluidigm Corp.*	1,100	8,877
GSl Group, Inc.*	1,500	21,240
II-VI, Inc.*	2,056	44,636
IMAX Corp.*	2,200	68,398
Imprivata, Inc.*	300	3,789
Itron, Inc.*	1,500	62,580
Kimball Electronics, Inc.*	933	10,422
Mesa Laboratories, Inc.	100	9,635
Methode Electronics, Inc.	1,460	42,690
Multi-Fineline Electronix, Inc.*	152	3,528
Newport Corp.*	1,463	33,649
NVE Corp.	209	11,815
OSI Systems, Inc.*	757	49,576
Park Electrochemical Corp.	833	13,336
Plexus Corp.*	1,303	51,495
Rofin-Sinar Technologies, Inc.*	1,186	38,213
Rogers Corp.*	660	39,514
Sanmina Corp.*	3,126	73,086
Sparton Corp.*	400	7,196
Stoneridge, Inc.*	1,273	18,535
TASER International, Inc.*	2,011	39,476
Tech Data Corp.*	1,400	107,478
TTM Technologies, Inc.*	2,429	16,153
Vishay Intertechnology, Inc.	5,400	65,934
Vishay Precision Group, Inc.*	300	4,203
Watts Water Technologies, Inc., Class A	1,117	61,580
Woodward, Inc.	2,323	120,842

	Number of Shares	Value†

Electronics — (continued)
ZAGG, Inc.*	900	$8,109

		1,537,067

Energy-Alternate Sources — 0.2%
Clean Energy Fuels Corp.*	2,900	8,497
Enphase Energy, Inc.*	400	932
FuelCell Energy Inc.*	581	3,934
FutureFuel Corp.	1,100	12,969
Green Plains, Inc.	1,467	23,413
Pacific Ethanol, Inc.*	900	4,212
Pattern Energy Group, Inc.	2,300	43,861
Plug Power, Inc.*	6,800	13,940
Renewable Energy Group, Inc.*	1,600	15,104
REX American Resources Corp.*	192	10,650
Solazyme, Inc.*	3,100	6,293
Sunrun Inc.*	1,000	6,480
TerraForm Global Inc., Class A*	2,100	4,998
Vivint Solar, Inc.*	800	2,120

		157,403

Engineering & Construction — 0.9%
Aegion Corp.*	1,555	32,795
Argan, Inc.	536	18,846
Dycom Industries, Inc.*	1,353	87,499
EMCOR Group, Inc.	2,363	114,842
Exponent, Inc.	1,040	53,050
Granite Construction, Inc.	1,444	69,023
Hill International, Inc.*	1,500	5,055
MasTec, Inc.*	2,464	49,871
McDermott International, Inc.*	9,300	38,037
Mistras Group, Inc.*	800	19,816
MYR Group, Inc.*	683	17,150
NV5 Holdings Inc*	300	8,049
Orion Marine Group, Inc.*	1,137	5,890
Tutor Perini Corp.*	1,397	21,709
VSE Corp.	104	7,061

		548,693

Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A	800	22,392
Carmike Cinemas, Inc.*	800	24,032
Churchill Downs, Inc.	520	76,898
DreamWorks Animation SKG, Inc., Class A*	3,000	74,850
Eldorado Resorts, Inc.*	1,000	11,440
Eros International PLC*	1,200	13,812
International Speedway Corp., Class A	1,100	40,601
Isle of Capri Casinos, Inc.*	841	11,774
Marriott Vacations Worldwide Corp.	1,000	67,500
National CineMedia, Inc.	2,374	36,108
Penn National Gaming, Inc.*	3,200	53,408
Pinnacle Entertainment, Inc.*	2,382	83,608
Reading International, Inc., Class A*	700	8,386
Scientific Games Corp., Class A*	1,900	17,917
SeaWorld Entertainment, Inc.	2,700	56,862
Speedway Motorsports, Inc.	316	6,266
Vail Resorts, Inc.	1,414	189,052

		794,906

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Environmental Control — 0.5%
Calgon Carbon Corp.	2,162	$30,311
Casella Waste Systems, Inc., Class A*	2,300	15,410
CECO Environmental Corp.	709	4,403
Darling Ingredients, Inc.*	6,267	82,536
Fenix Parts Inc*	800	3,680
Heritage-Crystal Clean, Inc.*	200	1,988
MSA Safety, Inc.	1,121	54,200
Tetra Tech, Inc.	2,364	70,495
TRC Cos., Inc.*	900	6,525
U.S. Ecology, Inc.	742	32,767

		302,315

Food — 2.2%
Amplify Snack Brands Inc.*	900	12,888
B&G Foods, Inc.	2,172	75,607
Cal-Maine Foods, Inc.	1,246	64,680
Calavo Growers, Inc.	651	37,146
Dean Foods Co.	3,700	64,084
Fairway Group Holdings Corp.*	600	210
Fresh Del Monte Produce Inc.	1,216	51,157
Ingles Markets, Inc., Class A	604	22,650
Inventure Foods, Inc.*	500	2,825
J&J Snack Foods Corp.	596	64,535
John B. Sanfilippo & Son, Inc.	400	27,636
Lancaster Colony Corp.	733	81,048
Lifeway Foods, Inc.*	87	942
NutriSystem, Inc.	1,037	21,642
Performance Food Group Co.*	700	16,345
Post Holdings, Inc.*	2,400	165,048
Sanderson Farms, Inc.	834	75,210
Seaboard Corp.*	11	33,033
Seneca Foods Corp., Class A*	211	7,330
Senomyx, Inc.*	1,800	4,680
Smart & Final Stores, Inc.*	1,100	17,820
Snyder’s-Lance, Inc.	2,712	85,374
SpartanNash Co.	1,530	46,374
SUPERVALU, Inc.*	10,300	59,328
The Chefs’ Warehouse Holdings, Inc.*	750	15,218
The Fresh Market, Inc.*	1,700	48,501
Tootsie Roll Industries, Inc.	860	30,050
TreeHouse Foods, Inc.*	2,114	183,390
United Natural Foods, Inc.*	1,900	76,570
Village Super Market, Inc., Class A	268	6,475
Weis Markets, Inc.	466	20,998

		1,418,794

Forest Products & Paper — 0.4%
Clearwater Paper Corp.*	778	37,741
Deltic Timber Corp.	392	23,579
KapStone Paper and Packaging Corp.	3,240	44,874
Neenah Paper, Inc.	674	42,907
Orchids Paper Products Co.	400	11,004
P.H. Glatfelter Co.	1,659	34,391
Schweitzer-Mauduit International, Inc.	1,176	37,020

		231,516

Gas — 1.5%
Chesapeake Utilities Corp.	535	33,689

	Number of Shares	Value†

Gas — (continued)
New Jersey Resources Corp.	3,264	$118,908
Northwest Natural Gas Co.	1,050	56,542
ONE Gas, Inc.	2,000	122,200
Piedmont Natural Gas Co., Inc.	3,051	182,541
South Jersey Industries, Inc.	2,480	70,556
Southwest Gas Corp.	1,794	118,135
The Laclede Group, Inc.	1,656	112,194
WGL Holdings, Inc.	1,894	137,069

		951,834

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	1,870	60,158
Milacron Holdings Corp.*	700	11,543

		71,701

Healthcare Products — 3.9%
Abaxis, Inc.	829	37,628
ABIOMED, Inc.*	1,589	150,653
Accelerate Diagnostics, Inc.*	951	13,666
Accuray, Inc.*	2,738	15,826
Affymetrix, Inc.*	3,271	45,827
Analogic Corp.	507	40,058
AngioDynamics, Inc.*	958	11,774
AtriCure, Inc.*	1,200	20,196
Atrion Corp.	61	24,117
BioTelemetry, Inc.*	800	9,344
Cantel Medical Corp.	1,275	90,984
Cardiovascular Systems, Inc.*	1,000	10,370
Cepheid, Inc.*	2,680	89,405
Cerus Corp.*	3,600	21,348
ConforMIS Inc.*	600	6,450
CONMED Corp.	1,003	42,066
CryoLife, Inc.	1,399	15,039
Cutera, Inc.*	500	5,625
Cynosure, Inc., Class A*	894	39,443
Endologix, Inc.*	2,298	19,211
Exactech, Inc.*	209	4,234
GenMark Diagnostics, Inc.*	1,200	6,324
Genomic Health, Inc.*	709	17,562
Glaukos Corp.*	400	6,744
Globus Medical, Inc., Class A*	2,600	61,750
Greatbatch, Inc.*	993	35,391
Haemonetics Corp.*	1,946	68,071
Halyard Health, Inc.*	1,700	48,841
HeartWare International, Inc.*	689	21,649
ICU Medical, Inc.*	579	60,274
Inogen, Inc.*	700	31,486
Insulet Corp.*	2,146	71,161
Integra LifeSciences Holdings Corp.*	1,126	75,847
Intersect ENT, Inc.*	500	9,500
Invacare Corp.	1,190	15,672
InVivo Therapeutics Holdings Corp.*	900	6,282
K2M Group Holdings, Inc.*	600	8,898
LDR Holding Corp.*	900	22,941
LeMaitre Vascular, Inc.	400	6,208
LivaNova PLC*	1,732	93,493
Luminex Corp.*	1,753	34,008
Masimo Corp.*	1,704	71,295

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Medgenics Inc.*	1,000	$4,400
Meridian Bioscience, Inc.	1,760	36,274
Merit Medical Systems, Inc.*	1,575	29,122
MiMedx Group, Inc.*	3,800	33,212
Nanostring Technologies, Inc.*	600	9,132
Natus Medical, Inc.*	1,175	45,155
Navidea Biopharmaceuticals, Inc.*	6,000	5,667
Nevro Corp.*	700	39,382
Novocure Ltd.*	400	5,792
NuVasive, Inc.*	1,906	92,727
Nuvectra Corp.*	331	1,791
NxStage Medical, Inc.*	2,284	34,237
Ocular Therapeutix, Inc.*	700	6,762
OraSure Technologies, Inc.*	2,201	15,913
Orthofix International NV*	671	27,860
Oxford Immunotec Global PLC*	600	5,946
Penumbra Inc.*	200	9,200
Quidel Corp.*	1,051	18,140
Rockwell Medical, Inc.*	1,800	13,518
SeaSpine Holdings Corp.*	308	4,509
Sientra, Inc.*	200	1,368
STAAR Surgical Co.*	1,400	10,346
STERIS PLC	3,232	229,634
SurModics, Inc.*	373	6,867
T2 Biosystems Inc.*	600	5,916
Tandem Diabetes Care, Inc.*	400	3,484
The Spectranetics Corp.*	1,465	21,272
TransEnterix Inc*	2,500	10,625
Unilife Corp.*	3,410	2,319
Utah Medical Products, Inc.	200	12,508
Vascular Solutions, Inc.*	783	25,471
West Pharmaceutical Services, Inc.	2,778	192,571
Wright Medical Group NV*	3,518	58,399
Zeltiq Aesthetics, Inc.*	1,300	35,308

		2,541,488

Healthcare Services — 2.0%
AAC Holdings, Inc.*	200	3,958
Addus Homecare Corp.*	400	6,876
Adeptus Health, Inc., Class A*	200	11,108
Air Methods Corp.*	1,487	53,859
Alliance HealthCare Services, Inc.*	200	1,438
Almost Family, Inc.*	277	10,315
Amedisys, Inc.*	1,006	48,630
Amsurg Corp.*	2,023	150,916
Capital Senior Living Corp.*	1,036	19,187
Catalent, Inc.*	3,300	88,011
Chemed Corp.	629	85,198
Civitas Solutions, Inc.*	400	6,972
Five Star Quality Care, Inc.*	2,500	5,725
Genesis Healthcare, Inc.*	1,861	4,318
HealthSouth Corp.	3,536	133,060
Healthways, Inc.*	1,258	12,693
Kindred Healthcare, Inc.	3,374	41,669
LHC Group, Inc.*	582	20,696
Magellan Health Services, Inc.*	1,041	70,715
Molina Healthcare, Inc.*	1,468	94,671

	Number of Shares	Value†

Healthcare Services — (continued)
Natera, Inc.*	700	$6,664
National Healthcare Corp.	406	25,294
Nobilis Health Corp.*	1,200	3,744
OvaScience, Inc.*	800	7,592
RadNet, Inc.*	1,500	7,245
Select Medical Holdings Corp.*	3,700	43,697
Surgery Partners Inc.*	700	9,282
Surgical Care Affiliates, Inc.*	900	41,652
Teladoc, Inc.*	500	4,800
The Ensign Group, Inc.	1,880	42,563
Triple-S Management Corp., Class B*	791	19,664
U.S. Physical Therapy, Inc.	491	24,417
Universal American Corp.	1,780	12,709
WellCare Health Plans, Inc.*	1,726	160,087

		1,279,425

Holding Companies — 0.2%
FCB Financial Holdings Inc, Class A*	1,000	33,260
HRG Group, Inc.*	2,775	38,656
National Bank Holdings Corp., Class A, Class A	1,400	28,546
Resource America, Inc., Class A	1,000	5,770
Tiptree Financial, Inc., Class A	1,100	6,270

		112,502

Home Builders — 0.8%
Beazer Homes USA, Inc.*	1,424	12,417
CalAtlantic Group, Inc.	2,897	96,818
Cavco Industries, Inc.*	369	34,487
Century Communities, Inc.*	500	8,535
Green Brick Partners, Inc.*	1,100	8,349
Hovnanian Enterprises, Inc., Class A*	4,810	7,504
Installed Building Products, Inc.*	700	18,627
KB Home	2,900	41,412
LGI Homes, Inc.*	600	14,526
M/I Homes, Inc.*	836	15,591
MDC Holdings, Inc.	1,500	37,590
Meritage Homes Corp.*	1,490	54,325
Tailored Brands Inc.	1,756	31,432
Taylor Morrison Home Corp., Class A*	1,100	15,532
The New Home Co., Inc.*	600	7,356
TRI Pointe Homes, Inc.*	6,300	74,214
WCI Communities, Inc.*	700	13,006
William Lyon Homes, Class A*	600	8,694
Winnebago Industries, Inc.	1,122	25,189

		525,604

Home Furnishings — 0.5%
American Woodmark Corp.*	469	34,983
Bassett Furniture Industries, Inc.	300	9,558
Daktronics, Inc.	1,209	9,551
DTS, Inc.*	703	15,311
Ethan Allen Interiors, Inc.	1,028	32,711
Flexsteel Industries, Inc.	200	8,736
Hooker Furniture Corp.	300	9,855
iRobot Corp.*	1,082	38,195
Kimball International, Inc., Class B	1,244	14,119
La-Z-Boy, Inc.	1,962	52,464

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Furnishings — (continued)
Select Comfort Corp.*	2,072	$40,176
Skullcandy, Inc.*	407	1,449
TiVo, Inc.*	3,955	37,612
Universal Electronics, Inc.*	600	37,194
VOXX International Corp.*	825	3,688

		345,602

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	2,000	13,600
La Quinta Holdings Inc*	3,300	41,250

		54,850

Household Products & Wares — 0.5%
ACCO Brands Corp.*	4,393	39,449
Central Garden & Pet Co., Class A*	1,802	29,355
CSS Industries, Inc.	412	11,507
Helen of Troy Ltd.*	1,095	113,541
Tumi Holdings, Inc.*	2,300	61,686
WD-40 Co.	546	58,973

		314,511

Housewares — 0.0%
Libbey, Inc.	800	14,880
Lifetime Brands, Inc.	200	3,014

		17,894

Insurance — 2.8%
Ambac Financial Group, Inc.*	1,700	26,860
American Equity Investment Life Holding Co.	3,176	53,357
AMERISAFE, Inc.	708	37,198
Argo Group International Holdings Ltd.	1,145	65,712
Atlas Financial Holdings Inc.*	400	7,256
Baldwin & Lyons, Inc., Class B	325	7,998
Citizens, Inc.*	1,466	10,614
CNO Financial Group, Inc.	7,393	132,483
Crawford & Co., Class B	1,538	9,966
Donegal Group, Inc., Class A	283	4,069
eHealth, Inc.*	720	6,761
EMC Insurance Group, Inc.	150	3,847
Employers Holdings, Inc.	1,282	36,075
Enstar Group Ltd.*	374	60,805
Essent Group Ltd.*	2,000	41,600
FBL Financial Group, Inc., Class A	327	20,117
Federated National Holding Co.	500	9,830
Fidelity & Guaranty Life	500	13,120
First American Financial Corp.	4,173	159,033
Global Indemnity PLC*	383	11,923
Greenlight Capital Re Ltd., Class A*	1,128	24,579
Hallmark Financial Services, Inc.*	255	2,932
HCI Group, Inc.	300	9,990
Heritage Insurance Holdings, Inc.	800	12,776
Hilltop Holdings, Inc.*	2,983	56,319
Horace Mann Educators Corp.	1,509	47,820
Independence Holding Co.	500	7,960
Infinity Property & Casualty Corp.	420	33,810
Kansas City Life Insurance Co.	73	2,920
Kemper Corp.	1,700	50,269
Maiden Holdings Ltd.	1,768	22,878

	Number of Shares	Value†

Insurance — (continued)
MBIA, Inc.*	5,500	$48,675
MGIC Investment Corp.*	12,827	98,383
National General Holdings Corp.	1,500	32,385
National Interstate Corp.	402	12,028
National Western Life Group Inc., Class A	95	21,910
NMI Holdings, Inc., Class A*	2,100	10,605
OneBeacon Insurance Group Ltd., Class A	1,100	14,003
Primerica, Inc.	1,900	84,607
Radian Group, Inc.	7,203	89,317
RLI Corp.	1,722	115,133
Safety Insurance Group, Inc.	582	33,209
Selective Insurance Group, Inc.	2,175	79,627
State Auto Financial Corp.	776	17,119
State National Cos., Inc.	1,000	12,600
Stewart Information Services Corp.	808	29,314
The Navigators Group, Inc.*	395	33,129
Third Point Reinsurance Ltd.*	3,000	34,110
Trupanion Inc.*	1,000	9,850
United Fire Group, Inc.	680	29,798
United Insurance Holdings Corp.	800	15,368
Universal Insurance Holdings, Inc.	1,251	22,268

		1,834,315

Internet — 1.8%
1-800-Flowers.com, Inc., Class A*	737	5,808
Angie’s List, Inc.*	1,600	12,912
Bankrate, Inc.*	2,723	24,970
Bazaarvoice, Inc.*	1,900	5,985
Blucora, Inc.*	1,496	7,719
Blue Nile, Inc.	439	11,287
Boingo Wireless, Inc.*	1,700	13,124
Box, Inc., Class A*	500	6,130
Brightcove, Inc.*	1,200	7,488
ChannelAdvisor Corp.*	900	10,125
Chegg, Inc.*	3,100	13,826
Cogent Communications Holdings, Inc.	1,819	70,996
comScore, Inc.*	1,793	53,862
DHI Group, Inc.*	1,863	15,034
Endurance International Group Holdings, Inc.*	2,100	22,113
ePlus, Inc.*	245	19,725
Etsy, Inc.*	600	5,220
FTD Cos, Inc.*	818	21,473
Global Eagle Entertainment, Inc.*	1,500	12,780
GrubHub, Inc.*	2,700	67,851
HealthStream, Inc.*	900	19,881
Internap Corp.*	1,921	5,244
IntraLinks Holdings, Inc.*	1,700	13,396
Limelight Networks, Inc.*	1,172	2,121
Lionbridge Technologies, Inc.*	2,243	11,350
Liquidity Services, Inc.*	1,035	5,361
Marketo, Inc.*	1,400	27,398
ModusLink Global Solutions, Inc.*	945	1,389
New Media Investment Group, Inc.	1,700	28,288
NIC, Inc.	2,629	47,401
Overstock.com, Inc.*	571	8,211
Perficient, Inc.*	1,245	27,041

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Q2 Holdings, Inc.*	600	$14,424
QuinStreet, Inc.*	1,815	6,207
Quotient Technology Inc.*	2,100	22,260
Rapid7 Inc.*	400	5,228
RealNetworks, Inc.*	515	2,091
Reis, Inc.	400	9,420
RetailMeNot, Inc.*	1,300	10,413
RingCentral, Inc., Class A*	1,900	29,925
Safeguard Scientifics, Inc.*	850	11,263
Shutterfly, Inc.*	1,390	64,454
Shutterstock, Inc.*	800	29,384
Stamps.com, Inc.*	562	59,729
TechTarget, Inc.*	500	3,710
Textura Corp.*	800	14,904
The Rubicon Project, Inc.*	800	14,624
Travelzoo, Inc.*	311	2,525
TrueCar, Inc.*	1,700	9,503
United Online, Inc.*	500	5,770
VASCO Data Security International, Inc.*	1,028	15,831
VirnetX Holding Corp.*	1,583	7,266
Wayfair, Inc., Class A*	700	30,254
Web.com Group, Inc.*	1,500	29,730
WebMD Health Corp.*	1,486	93,068
Wix.com Ltd.*	600	12,162
XO Group, Inc.*	859	13,787
Zendesk, Inc.*	1,900	39,767
Zix Corp.*	1,848	7,263

		1,170,471

Investment Companies — 0.0%
Arlington Asset Investment Corp., Class A	900	11,277
Caesars Acquisition Co., Class A*	1,900	11,628
Real Industry, Inc.*	800	6,960

		29,865

Iron & Steel — 0.3%
AK Steel Holding Corp.*	7,200	29,736
Carpenter Technology Corp.	1,800	61,614
Cliffs Natural Resources, Inc.*	5,300	15,900
Commercial Metals Co.	4,500	76,365
Ryerson Holding Corp.*	800	4,448
Schnitzer Steel Industries, Inc., Class A	900	16,596
TimkenSteel Corp.	1,400	12,740

		217,399

Leisure Time — 0.4%
Arctic Cat, Inc.	444	7,459
Black Diamond, Inc.*	1,300	5,876
Callaway Golf Co.	2,746	25,044
ClubCorp Holdings, Inc.	1,500	21,060
Diamond Resorts International, Inc.*	1,700	41,310
Escalade, Inc.	600	7,062
Fox Factory Holding Corp.*	500	7,905
Interval Leisure Group, Inc.	1,416	20,447
Johnson Outdoors, Inc., Class A	200	4,444
Liberty TripAdvisor Holdings, Inc., Class A*	2,900	64,264
Malibu Boats, Inc., Class A*	500	8,200
Marine Products Corp.	160	1,214

	Number of Shares	Value†

Leisure Time — (continued)
Nautilus, Inc.*	1,300	$25,116
Performance Sports Group Ltd.*	1,600	5,088
Planet Fitness Inc., Class A*	800	12,992

		257,481

Lodging — 0.2%
Belmond Ltd., Class A*	3,745	35,540
Boyd Gaming Corp.*	3,000	61,980
Intrawest Resorts Holdings, Inc.*	1,000	8,550
Monarch Casino & Resort, Inc.*	485	9,438
Morgans Hotel Group Co.*	1,494	2,062
The Marcus Corp.	933	17,680

		135,250

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	698	32,576
Hyster-Yale Materials Handling, Inc.	344	22,910

		55,486

Machinery - Diversified — 0.6%
Alamo Group, Inc.	317	17,660
Albany International Corp., Class A	1,132	42,552
Altra Industrial Motion Corp.	1,003	27,863
Applied Industrial Technologies, Inc.	1,582	68,659
Briggs & Stratton Corp.	1,536	36,741
Chart Industries, Inc.*	1,177	25,565
Columbus McKinnon Corp.	685	10,796
DXP Enterprises, Inc.*	522	9,166
Hurco Cos., Inc.	200	6,598
Kadant, Inc.	499	22,535
Lindsay Corp.	453	32,439
NACCO Industries, Inc., Class A	222	12,745
Power Solutions International, Inc.*	100	1,380
Tennant Co.	736	37,889
The ExOne Co.*	500	6,570
The Gorman-Rupp Co.	751	19,473
Twin Disc, Inc.	235	2,381
Xerium Technologies, Inc.*	400	2,088

		383,100

Media — 1.1%
Central European Media Enterprises Ltd., Class A*	3,100	7,905
Crown Media Holdings, Inc., Class A*	1,917	9,738
Cumulus Media, Inc., Class A*	5,200	2,414
Daily Journal Corp.*	41	8,023
Entercom Communications Corp., Class A*	700	7,406
Entravision Communications Corp., Class A	2,800	20,832
Gray Television, Inc.*	2,600	30,472
Hemisphere Media Group, Inc.*	600	7,878
Houghton Mifflin Harcourt Co.*	5,300	105,682
Media General, Inc.*	3,500	57,085
Meredith Corp.	1,400	66,500
Nexstar Broadcasting Group, Inc., Class A	1,200	53,124
Saga Communications, Inc., Class A	133	5,328
Scholastic Corp.	956	35,726
Sinclair Broadcast Group, Inc., Class A	2,617	80,473
The E.W. Scripps Co., Class A	2,329	36,309
The New York Times Co., Class A	5,321	66,300

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Time, Inc.	4,300	$66,392
Tribune Publishing Co.	900	6,948
World Wrestling Entertainment, Inc., Class A	1,314	23,205

		697,740

Metal Fabricate/Hardware — 0.8%
Advanced Drainage Systems, Inc.	1,200	25,560
CIRCOR International, Inc.	735	34,097
Global Brass & Copper Holdings, Inc.	1,000	24,950
Haynes International, Inc.	564	20,586
L.B. Foster Co., Class A	366	6,646
Lawson Products, Inc.*	400	7,832
Mueller Industries, Inc.	2,188	64,371
Mueller Water Products, Inc., Class A	6,192	61,177
NN, Inc.	1,000	13,680
Northwest Pipe Co.*	483	4,453
Olympic Steel, Inc.	231	3,999
Omega Flex, Inc.	59	2,052
RBC Bearings, Inc.*	837	61,319
Rexnord Corp.*	4,000	80,880
Sun Hydraulics Corp.	859	28,510
Worthington Industries, Inc.	1,884	67,146

		507,258

Mining — 0.4%
Century Aluminum Co.*	1,754	12,366
Coeur Mining, Inc.*	6,128	34,440
Energy Fuels, Inc.*	1,600	3,536
Ferroglobe PLC	2,414	21,267
Hecla Mining Co.	12,817	35,631
Kaiser Aluminum Corp.	616	52,077
Materion Corp.	857	22,693
Ring Energy, Inc.*	800	4,040
Stillwater Mining Co.*	4,524	48,181
United States Lime & Minerals, Inc.	29	1,740
Uranium Energy Corp.*	6,400	4,787
US Silica Holdings, Inc.	2,100	47,712

		288,470

Miscellaneous Manufacturing — 1.6%
Actuant Corp., Class A	2,406	59,452
American Railcar Industries, Inc.	400	16,292
AZZ, Inc.	976	55,242
Barnes Group, Inc.	2,065	72,337
Blount International, Inc.*	1,995	19,910
Chase Corp.	200	10,518
CLARCOR, Inc.	1,898	109,685
Core Molding Technologies, Inc.*	300	3,744
EnPro Industries, Inc.	917	52,893
Fabrinet*	1,500	48,525
Federal Signal Corp.	2,343	31,068
FreightCar America, Inc.	570	8,881
GP Strategies Corp.*	400	10,960
Handy & Harman Ltd.*	200	5,470
Harsco Corp.	3,200	17,440
Hillenbrand, Inc.	2,374	71,101
John Bean Technologies Corp.	1,129	63,687

	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
Koppers Holdings, Inc.*	820	$18,425
LSB Industries, Inc.*	749	9,550
Lydall, Inc.*	600	19,512
Movado Group, Inc.	760	20,923
Myers Industries, Inc.	1,125	14,468
NL Industries, Inc.*	90	203
Park-Ohio Holdings Corp.	400	17,128
Proto Labs, Inc.*	900	69,381
Raven Industries, Inc.	1,346	21,563
Smith & Wesson Holding Corp.*	2,179	58,005
Standex International Corp.	500	38,905
Sturm Ruger & Co., Inc.	719	49,165
Tredegar Corp.	1,061	16,679
TriMas Corp.*	1,795	31,448
Trinseo SA*	600	22,086

		1,064,646

Office & Business Equipment — 0.0%
Eastman Kodak Co.*	800	8,680

Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	68,947
HNI Corp.	1,643	64,356
Interface, Inc.	2,595	48,111
Knoll, Inc.	1,953	42,282
Steelcase, Inc., Class A	3,131	46,715

		270,411

Oil & Gas — 1.2%
Abraxas Petroleum Corp.*	4,100	4,141
Adams Resources & Energy, Inc.	100	3,998
Alon USA Energy, Inc.	1,352	13,953
Approach Resources, Inc.*	1,341	1,556
Atwood Oceanics, Inc.	2,300	21,091
Bill Barrett Corp.*	2,025	12,596
Bonanza Creek Energy, Inc.*	1,700	2,703
Callon Petroleum Co.*	2,800	24,780
Carrizo Oil & Gas, Inc.*	2,265	70,034
Clayton Williams Energy, Inc.*	217	1,936
Contango Oil & Gas Co.*	703	8,288
Delek US Holdings, Inc.	2,298	35,022
Eclipse Resources Corp.*	1,400	2,016
Energy XXI Ltd.	3,733	2,325
Evolution Petroleum Corp.	500	2,430
EXCO Resources, Inc.*	6,375	6,306
Fairmount Santrol Holdings, Inc.*	2,200	5,522
Gastar Exploration, Inc.*	2,600	2,860
Halcon Resources Corp.*	1,976	1,899
Isramco, Inc.*	21	1,716
Jones Energy, Inc.48019R108, Class A*	600	1,998
Matador Resources Co.*	2,900	54,984
North Atlantic Drilling Ltd.*	280	767
Northern Oil & Gas, Inc.*	2,253	8,989
Oasis Petroleum, Inc.*	6,900	50,232
Panhandle Oil and Gas, Inc., Class A	634	10,975
Par Petroleum Corp.*	500	9,380
Parker Drilling Co.*	5,217	11,060
Parsley Energy, Inc., Class A*	3,700	83,620

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
PDC Energy, Inc.*	1,512	$89,888
Rex Energy Corp.*	1,800	1,383
RSP Permian, Inc.*	2,400	69,696
Sanchez Energy Corp.*	1,900	10,431
Seventy Seven Energy, Inc.*	1,800	1,044
Stone Energy Corp.*	2,079	1,642
Synergy Resources Corp.*	3,800	29,526
TransAtlantic Petroleum Ltd*	1,000	750
Trecora Resources*	1,000	9,620
Triangle Petroleum Corp.*	2,800	1,518
Ultra Petroleum Corp.*	5,400	2,689
Unit Corp.*	1,800	15,858
W&T Offshore, Inc.*	1,643	3,598
Western Refining, Inc.	2,737	79,619

		774,439

Oil & Gas Services — 0.6%
Archrock Inc.	2,600	20,800
Basic Energy Services, Inc.*	1,188	3,279
C&J Energy Services Ltd.*	1,830	2,580
CARBO Ceramics, Inc.	800	11,360
Exterran Corp.*	1,300	20,098
Flotek Industries, Inc.*	2,000	14,660
Forum Energy Technologies, Inc.*	2,300	30,360
Geospace Technologies Corp.*	476	5,874
Helix Energy Solutions Group, Inc.*	4,101	22,966
Hornbeck Offshore Services, Inc.*	1,378	13,683
Independence Contract Drilling Inc.*	1,100	5,247
ION Geophysical Corp.*	364	2,941
Key Energy Services, Inc.*	5,224	1,930
Matrix Service Co.*	987	17,470
MRC Global Inc*	3,600	47,304
Natural Gas Services Group, Inc.*	594	12,848
Newpark Resources, Inc.*	3,512	15,172
Oil States International, Inc.*	2,100	66,192
Pioneer Energy Services Corp.*	2,650	5,830
SEACOR Holdings, Inc.*	700	38,115
Tesco Corp.	1,400	12,054
TETRA Technologies, Inc.*	2,979	18,917
Thermon Group Holdings, Inc.*	1,100	19,316

		408,996

Packaging and Containers — 0.4%
AEP Industries, Inc.	138	9,108
Berry Plastics Group, Inc.*	4,600	166,290
Greif, Inc., Class A	1,100	36,025
Multi Packaging Solutions International Ltd.*	800	12,984

		224,407

Pharmaceuticals — 3.2%
ACADIA Pharmaceuticals, Inc.*	3,400	95,064
Aclaris Therapeutics Inc., Class A*	300	5,685
Adamas Pharmaceuticals, Inc.*	300	4,338
Aegerion Pharmaceuticals, Inc.*	1,100	4,070
Aerie Pharmaceuticals, Inc.*	700	8,512
Aimmune Therapeutics Inc.*	500	6,780
Akebia Therapeutics, Inc.*	1,200	10,812

	Number of Shares	Value†

Pharmaceuticals — (continued)
Alimera Sciences, Inc.*	1,100	$1,925
Amicus Therapeutics, Inc.*	4,400	37,180
Amphastar Pharmaceuticals, Inc.*	1,100	13,200
Anacor Pharmaceuticals, Inc.*	1,600	85,520
Anika Therapeutics, Inc.*	500	22,360
Antares Pharma, Inc.*	5,200	4,524
Anthera Pharmaceuticals, Inc.*	1,100	3,982
Aralez Pharmaceuticals Inc.*	2,002	7,107
Aratana Therapeutics, Inc.*	900	4,968
Array BioPharma, Inc.*	4,748	14,007
Axovant Sciences Ltd.*	800	9,184
BioDelivery Sciences International, Inc.*	1,900	6,137
BioScrip, Inc.*	2,011	4,303
Biospecifics Technologies Corp.*	300	10,446
Cara Therapeutics, Inc.*	800	4,976
Catalyst Pharmaceuticals, Inc.*	2,400	2,808
Cempra, Inc.*	1,500	26,280
ChemoCentryx, Inc.*	1,000	2,490
Chiasma Inc.*	400	3,664
Chimerix, Inc.*	1,700	8,687
Clovis Oncology, Inc.*	1,100	21,120
Collegium Pharmaceutical Inc.*	400	7,260
Concert Pharmaceuticals, Inc.*	500	6,830
Corcept Therapeutics, Inc.*	2,900	13,572
DepoMed, Inc.*	2,283	31,802
Dicerna Pharmaceuticals, Inc.*	500	2,680
Diplomat Pharmacy, Inc.*	1,300	35,620
Durect Corp.*	3,500	4,725
Dyax Corp Escrow*~	5,620	6,238
Eagle Pharmaceuticals, Inc.*	300	12,150
Enanta Pharmaceuticals, Inc.*	600	17,622
Endocyte, Inc.*	1,500	4,650
Esperion Therapeutics, Inc.*	500	8,455
Fibrogen, Inc.*	1,700	36,193
Flexion Therapeutics, Inc.*	400	3,680
Foamix Pharmaceuticals Ltd.*	700	4,564
Global Blood Therapeutics Inc.*	300	4,758
Heron Therapeutics, Inc.*	1,200	22,788
Heska Corp.*	300	8,550
Ignyta, Inc.*	600	4,062
Immune Design Corp.*	400	5,200
Impax Laboratories, Inc.*	2,837	90,841
Infinity Pharmaceuticals, Inc.*	1,828	9,634
Insys Therapeutics, Inc.*	800	12,792
Intra-Cellular Therapies, Inc.*	1,100	30,580
Ironwood Pharmaceuticals, Inc.*	4,461	48,803
Keryx Biopharmaceuticals, Inc.*	3,500	16,345
La Jolla Pharmaceutical CO*	400	8,364
Lannett Co., Inc.*	997	17,876
MannKind Corp.*	8,904	14,335
Mirati Therapeutics, Inc.*	500	10,700
Natural Grocers By Vitamin Cottage, Inc.*	400	8,508
Natural Health Trends Corp.	300	9,945
Nature’s Sunshine Products, Inc.	200	1,920
Nektar Therapeutics*	4,833	66,454
Neogen Corp.*	1,502	75,626

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Neos Therapeutics Inc.*	400	$4,316
Neurocrine Biosciences, Inc.*	3,277	129,605
Northwest Biotherapeutics, Inc.*	1,600	2,336
Nutraceutical International Corp.*	196	4,773
Omega Protein Corp.*	1,000	16,940
Ophthotech Corp.*	900	38,043
Orexigen Therapeutics, Inc.*	4,188	2,357
Osiris Therapeutics, Inc.*	773	4,414
Otonomy, Inc.*	700	10,444
Pacira Pharmaceuticals, Inc.*	1,400	74,172
Pernix Therapeutics Holdings, Inc.*	1,500	1,575
PharMerica Corp.*	1,220	26,974
Phibro Animal Health Corp., Class A	700	18,928
Portola Pharmaceuticals, Inc.*	1,900	38,760
PRA Health Sciences, Inc.*	800	34,208
Prestige Brands Holdings, Inc.*	1,972	105,285
Progenics Pharmaceuticals, Inc.*	2,601	11,340
Proteon Therapeutics Inc.*	500	3,870
Radius Health, Inc.*	1,200	37,728
Raptor Pharmaceutical Corp.*	2,600	11,960
Regulus Therapeutics, Inc.*	1,200	8,316
Relypsa, Inc.*	1,100	14,905
Revance Therapeutics, Inc.*	700	12,222
Sagent Pharmaceuticals, Inc.*	1,000	12,170
Sarepta Therapeutics, Inc.*	1,600	31,232
SciClone Pharmaceuticals, Inc.*	2,277	25,047
Seres Therapeutics, Inc.*	400	10,624
Sorrento Therapeutics, Inc.*	900	4,842
Sucampo Pharmaceuticals, Inc., Class A*	871	9,520
Supernus Pharmaceuticals, Inc.*	1,400	21,350
Synergy Pharmaceuticals, Inc.*	4,300	11,868
Synta Pharmaceuticals Corp.*	1,921	461
Synutra International, Inc.*	311	1,546
Teligent Inc.*	1,800	8,820
TESARO, Inc.*	900	39,627
Tetraphase Pharmaceuticals, Inc.*	1,200	5,556
TG Therapeutics, Inc.*	1,200	10,224
TherapeuticsMD, Inc.*	5,900	37,760
Threshold Pharmaceuticals, Inc.*	2,000	920
Trevena, Inc.*	1,000	8,270
USANA Health Sciences, Inc.*	224	27,198
Vanda Pharmaceuticals, Inc.*	1,841	15,391
Vitae Pharmaceuticals, Inc.*	500	3,315
Vital Therapies, Inc.*	800	7,256
VIVUS, Inc.*	3,770	5,278
Voyager Therapeutics Inc.*	300	2,619
Xencor, Inc.*	1,000	13,420
XenoPort, Inc.*	1,927	8,691
Zafgen, Inc.*	600	4,008
Zogenix, Inc.*	1,175	10,857

		2,045,592

Pipelines — 0.1%
Primoris Services Corp.	1,490	36,207
SemGroup Corp., Class A	1,600	35,840

		72,047

	Number of Shares	Value†

Publishing / Newspapers — 0.2%
Cimpress NV*	1,300	$117,897

Real Estate — 0.5%
Alexander & Baldwin, Inc.	1,800	66,024
AV Homes, Inc.*	195	2,215
Consolidated-Tomoka Land Co.	124	5,721
Forestar Group, Inc.*	1,163	15,166
FRP Holdings, Inc.*	369	13,136
HFF, Inc., Class A	1,500	41,295
Kennedy-Wilson Holdings, Inc.	3,581	78,424
Marcus & Millichap, Inc.*	500	12,695
RE/MAX Holdings, Inc., Class A	400	13,720
RMR Group Inc., Class A	367	9,179
The St. Joe Co.*	2,100	36,015

		293,590

Retail — 5.8%
Abercrombie & Fitch Co., Class A	2,800	88,312
America’s Car-Mart, Inc.*	227	5,675
American Eagle Outfitters, Inc.	7,500	125,025
Asbury Automotive Group, Inc.*	1,049	62,772
Ascena Retail Group, Inc.*	6,713	74,246
Barnes & Noble Education, Inc.*	1,137	11,143
Barnes & Noble, Inc.	1,800	22,248
bebe Stores, Inc.*	1,517	834
Big 5 Sporting Goods Corp.	581	6,455
Big Lots, Inc.	1,900	86,051
Biglari Holdings, Inc.*	70	26,020
BJ’s Restaurants, Inc.*	820	34,087
Bloomin’ Brands, Inc.	4,800	80,976
BMC Stock Holdings Inc.*	1,500	24,930
Bob Evans Farms, Inc.	842	39,313
Bojangles’, Inc.*	500	8,505
Boot Barn Holdings, Inc.*	400	3,760
Bravo Brio Restaurant Group, Inc.*	500	3,875
Buffalo Wild Wings, Inc.*	747	110,646
Build-A-Bear Workshop, Inc.*	700	9,093
Burlington Stores, Inc.*	2,900	163,096
Caleres, Inc.	1,654	46,792
Carrols Restaurant Group, Inc.*	1,713	24,736
Casey’s General Stores, Inc.	1,512	171,340
Cash America International, Inc.	1,125	43,470
Chico’s FAS, Inc.	5,600	74,312
Christopher & Banks Corp.*	1,500	3,585
Chuy’s Holdings, Inc.*	600	18,642
Citi Trends, Inc.	503	8,968
Conn’s, Inc.*	1,104	13,756
Cracker Barrel Old Country Store, Inc.	724	110,533
Dave & Buster’s Entertainment, Inc.*	800	31,024
Del Frisco’s Restaurant Group, Inc.*	1,000	16,580
Denny’s Corp.*	3,552	36,799
Destination XL Group, Inc.*	1,500	7,755
DineEquity, Inc.	671	62,692
Duluth Holdings Inc., Class B*	500	9,745
El Pollo Loco Holdings Inc*	400	5,336
Express, Inc.*	3,154	67,527
Ezcorp, Inc., Class A*	1,766	5,245

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Fiesta Restaurant Group, Inc.*	1,013	$33,206
First Cash Financial Services, Inc.	1,162	53,522
Five Below, Inc.*	2,100	86,814
Francesca’s Holdings Corp.*	1,658	31,767
Fred’s, Inc., Class A	1,431	21,336
Freshpet, Inc.*	700	5,131
Genesco, Inc.*	895	64,664
Group 1 Automotive, Inc.	907	53,232
Guess?, Inc.	2,400	45,048
Haverty Furniture Cos., Inc.	950	20,102
Hibbett Sports, Inc.*	955	34,284
HSN, Inc.	1,179	61,673
J. Alexanders Holdings, Inc.*	483	5,100
Jack in the Box, Inc.	1,314	83,925
Jamba, Inc.*	440	5,438
Kirkland’s, Inc.	827	14,481
Kona Grill, Inc.*	500	6,475
Krispy Kreme Doughnuts, Inc.*	2,622	40,877
Lands’ End, Inc.*	700	17,857
Lithia Motors, Inc., Class A	894	78,073
Lumber Liquidators Holdings, Inc.*	1,033	13,553
MarineMax, Inc.*	1,000	19,470
Mattress Firm Holding Corp.*	700	29,673
Noodles & Co.*	300	3,558
Ollie’s Bargain Outlet Holdings Inc.*	600	14,058
Outerwall, Inc.	650	24,044
Papa John’s International, Inc.	1,110	60,151
Papa Murphy’s Holdings, Inc.*	500	5,975
Party City Holdco, Inc.*	800	12,032
PC Connection, Inc.	565	14,583
PetMed Express, Inc.	613	10,979
Pier 1 Imports, Inc.	3,644	25,544
Popeyes Louisiana Kitchen, Inc.*	859	44,720
Potbelly Corp.*	1,000	13,610
PriceSmart, Inc.	731	61,828
Red Robin Gourmet Burgers, Inc.*	520	33,524
Regis Corp.*	1,332	20,233
Restoration Hardware Holdings, Inc.*	1,300	54,470
Ruby Tuesday, Inc.*	2,213	11,906
Rush Enterprises, Inc., Class A*	1,435	26,174
Ruth’s Hospitality Group, Inc.	1,195	22,000
Shake Shack, Inc., Class A*	200	7,464
Shoe Carnival, Inc.	458	12,348
Sonic Automotive, Inc., Class A	1,134	20,956
Sonic Corp.	2,032	71,445
Sportsman’s Warehouse Holdings, Inc.*	600	7,560
Stage Stores, Inc.	1,381	11,131
Stein Mart, Inc.	1,261	9,243
Systemax, Inc.*	262	2,298
Texas Roadhouse, Inc.	2,770	120,717
The Buckle, Inc.	1,049	35,530
The Cato Corp., Class A	1,104	42,559
The Cheesecake Factory, Inc.	1,916	101,720
The Children’s Place, Inc.	794	66,275
The Container Store Group, Inc.*	600	3,522
The Finish Line, Inc., Class A	1,793	37,832

	Number of Shares	Value†

Retail — (continued)
The Habit Restaurants, Inc., Class A*	400	$7,452
Tile Shop Holdings, Inc.*	1,300	19,383
Tilly’s, Inc., Class A*	400	2,676
Tuesday Morning Corp.*	1,629	13,325
Vera Bradley, Inc.*	800	16,272
Vitamin Shoppe, Inc.*	1,200	37,152
West Marine, Inc.*	664	6,036
Wingstop Inc.*	400	9,072
Winmark Corp.	100	9,798
Zoe’s Kitchen, Inc.*	700	27,293
Zumiez, Inc.*	703	14,004

		3,744,052

Savings & Loans — 1.9%
Anchor BanCorp Wisconsin, Inc.*	300	13,518
Astoria Financial Corp.	3,201	50,704
Banc of California, Inc.	1,300	22,750
Bank Mutual Corp.	2,432	18,410
BankFinancial Corp.	609	7,198
BBX Capital Corp., Class A*	110	1,756
Bear State Financial Inc.	800	7,416
Beneficial Bancorp, Inc.*	3,373	46,176
Berkshire Hills Bancorp, Inc.	1,102	29,633
BofI Holding, Inc.*	2,400	51,216
Brookline Bancorp, Inc.	2,922	32,171
BSB Bancorp*	500	11,235
Capitol Federal Financial, Inc.	5,500	72,930
Charter Financial Corp.	900	12,150
Clifton Bancorp, Inc.	1,146	17,328
Dime Community Bancshares, Inc.	1,030	18,149
EverBank Financial Corp.	3,600	54,324
First Defiance Financial Corp.	300	11,523
Flagstar Bancorp, Inc.*	800	17,168
Flushing Financial Corp.	1,338	28,928
Fox Chase Bancorp, Inc.	420	8,114
Hingham Institution for Savings	100	11,911
Homestreet, Inc.*	1,000	20,810
HomeTrust Bancshares, Inc.*	900	16,497
Investors Bancorp, Inc.	13,355	155,452
Meridian Bancorp, Inc.	1,874	26,086
Meta Financial Group, Inc.	400	18,240
Northfield Bancorp, Inc.	1,593	26,189
Northwest Bancshares, Inc.	3,775	51,000
OceanFirst Financial Corp.	327	5,781
Oritani Financial Corp.	1,718	29,154
Pacific Premier Bancorp, Inc.*	1,000	21,370
Provident Financial Services, Inc.	2,403	48,517
Sterling Bancorp, Inc.	4,714	75,094
Territorial Bancorp, Inc.	243	6,333
United Community Financial Corp.	1,700	9,979
United Financial Bancorp, Inc.	2,131	26,829
Washington Federal, Inc.	3,700	83,805
Waterstone Financial, Inc.	1,000	13,680
WSFS Financial Corp.	1,071	34,829

		1,214,353

Semiconductors — 3.1%
Advanced Micro Devices, Inc.*	25,300	72,105

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Alpha & Omega Semiconductor Ltd.*	400	$4,740
Ambarella Inc.*	1,200	53,640
Amkor Technology, Inc.*	3,211	18,913
Applied Micro Circuits Corp.*	2,958	19,109
Axcelis Technologies, Inc.*	4,100	11,480
Brooks Automation, Inc.	2,477	25,761
Cabot Microelectronics Corp.	961	39,314
Cascade Microtech, Inc.*	700	14,434
Cavium, Inc.*	2,079	127,152
CEVA, Inc.*	671	15,097
Cirrus Logic, Inc.*	2,481	90,333
Cohu, Inc.	904	10,740
Diodes, Inc.*	1,399	28,120
DSP Group, Inc.*	557	5,080
EMCOR Group, Inc.*	1,200	6,000
Entegris, Inc.*	5,270	71,777
Exar Corp.*	1,532	8,809
Fairchild Semiconductor International, Inc.*	4,400	88,000
FormFactor, Inc.*	2,172	15,790
Gerber Scientific, Inc.~	500	0
Inphi Corp.*	1,400	46,676
Integrated Device Technology, Inc.*	5,193	106,145
Intersil Corp., Class A	5,100	68,187
InvenSense, Inc.*	2,800	23,520
IXYS Corp.	1,266	14,205
Kopin Corp.*	1,507	2,502
Lattice Semiconductor Corp.*	4,924	27,968
M/A-COM Technology Solutions Holdings, Inc.*	1,000	43,790
Mattson Technology, Inc.*	2,300	8,395
MaxLinear, Inc., Class A*	2,243	41,495
Microsemi Corp.*	4,224	161,821
MKS Instruments, Inc.	1,996	75,149
Monolithic Power Systems, Inc.	1,467	93,360
Nanometrics, Inc.*	900	14,256
Photronics, Inc.*	2,692	28,024
Power Integrations, Inc.	1,095	54,378
QLogic Corp.*	3,200	43,008
Rambus, Inc.*	4,123	56,691
Rovi Corp.*	3,100	63,581
Rudolph Technologies, Inc.*	1,054	14,398
Semtech Corp.*	2,609	57,372
Sigma Designs, Inc.*	1,200	8,160
Silicon Laboratories, Inc.*	1,700	76,432
Tessera Technologies, Inc.	2,023	62,713
Ultra Clean Holdings, Inc.*	900	4,824
Ultratech, Inc.*	978	21,360
Veeco Instruments, Inc.*	1,393	27,136
Xcerra Corp.*	2,466	16,078

		1,988,018

Software — 4.4%
2U, Inc.*	900	20,340
ACI Worldwide, Inc.*	4,527	94,116
Actua Corp.*	1,428	12,923
Acxiom Corp.*	2,967	63,613
Amber Road, Inc.*	600	3,246

	Number of Shares	Value†

Software — (continued)
American Software, Inc., Class A	593	$5,337
Aspen Technology, Inc.*	3,253	117,531
AVG Technologies NV*	1,400	29,050
Avid Technology, Inc.*	1,100	7,436
Benefitfocus, Inc.*	200	6,670
Blackbaud, Inc.	1,750	110,058
Bottomline Technologies, Inc.*	1,545	47,107
BroadSoft, Inc.*	1,061	42,811
Callidus Software, Inc.*	2,000	33,360
Castlight Health, Inc., Class B*	1,200	3,996
CommVault Systems, Inc.*	1,648	71,144
Computer Programs & Systems, Inc.	447	23,298
Cornerstone OnDemand, Inc.*	2,100	68,817
CSG Systems International, Inc.	1,281	57,850
Cvent, Inc.*	800	17,120
Demandware, Inc.*	1,200	46,920
Digi International, Inc.*	657	6,196
Ebix, Inc.	1,036	42,258
Envestnet, Inc.*	1,413	38,434
Epiq Systems, Inc.	1,168	17,543
Everyday Health, Inc.*	700	3,920
Evolent Health, Inc., Class A*	700	7,392
Fair Isaac Corp.	1,188	126,035
Five9 Inc.*	1,100	9,779
Glu Mobile, Inc.*	4,000	11,280
Guidance Software, Inc.*	400	1,720
Guidewire Software, Inc.*	2,700	147,096
Hortonworks, Inc.*	300	3,390
HubSpot, Inc.*	700	30,534
Imperva, Inc.*	1,000	50,500
inContact, Inc.*	2,100	18,669
Infoblox, Inc.*	2,100	35,910
InnerWorkings, Inc.*	1,724	13,706
Instructure Inc.*	300	5,382
Interactive Intelligence Group, Inc.*	597	21,743
Jive Software, Inc.*	1,500	5,670
ManTech International Corp., Class A	1,039	33,238
Medidata Solutions, Inc.*	2,088	80,827
MicroStrategy, Inc., Class A*	375	67,395
MINDBODY Inc., Class A*	500	6,665
Mobileiron, Inc.*	1,200	5,424
Model N, Inc.*	1,100	11,847
Monotype Imaging Holdings, Inc.	1,599	38,248
New Relic, Inc.*	200	5,216
Omnicell, Inc.*	1,435	39,993
OPOWER, Inc.*	600	4,086
Park City Group Inc.*	700	6,328
Paycom Software, Inc.*	1,100	39,160
PDF Solutions, Inc.*	1,200	16,056
pdvWireless Inc.*	400	13,736
Pegasystems, Inc.	1,260	31,979
Press Ganey Holdings, Inc.*	300	9,024
Progress Software Corp.*	1,986	47,902
Proofpoint, Inc.*	1,500	80,670
PROS Holdings, Inc.*	917	10,811
QAD, Inc., Class A	392	8,330

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Qlik Technologies, Inc.*	3,441	$99,514
Quality Systems, Inc.	1,704	25,969
RealPage, Inc.*	2,000	41,680
Rocket Fuel, Inc.*	800	2,520
Sapiens International Corp. NV	800	9,584
SciQuest, Inc.*	900	12,492
Seachange International, Inc.*	1,273	7,027
SPS Commerce, Inc.*	600	25,764
Synchronoss Technologies, Inc.*	1,546	49,998
SYNNEX Corp.	1,094	101,293
Take-Two Interactive Software, Inc.*	3,344	125,969
Tangoe, Inc.*	1,769	13,957
TubeMogul, Inc.*	500	6,470
Tyler Technologies, Inc.*	1,299	167,064
Verint Systems, Inc.*	2,395	79,945
Workiva Inc.*	500	5,825
Xura, Inc.*	990	19,473

		2,831,379

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,777	58,676
Wesco Aircraft Holdings, Inc.*	2,140	30,795

		89,471

Telecommunications — 2.9%
8X8, Inc.*	3,400	34,204
ADTRAN, Inc.	1,905	38,519
Aerohive Networks, Inc.*	1,300	6,487
Alliance Fiber Optic Products, Inc.	600	8,874
Anixter International, Inc.*	1,034	53,882
Atlantic Tele-Network, Inc.	349	26,465
Black Box Corp.	562	7,570
CalAmp Corp.*	1,400	25,102
Calix, Inc.*	1,487	10,543
Ciena Corp.*	4,600	87,492
Cincinnati Bell, Inc.*	7,785	30,128
Clearfield, Inc.*	400	6,428
Comtech Telecommunications Corp.	552	12,900
Consolidated Communications Holdings, Inc.	1,841	47,424
DigitalGlobe, Inc.*	2,569	44,444
EarthLink Holdings Corp.	4,016	22,771
Extreme Networks, Inc.*	3,147	9,787
FairPoint Communications, Inc.*	600	8,928
Finisar Corp.*	3,821	69,695
General Communication, Inc., Class A*	1,486	27,223
Gigamon, Inc.*	1,000	31,020
Globalstar, Inc.*	16,600	24,402
Gogo Inc*	2,200	24,222
GTT Communications, Inc.*	800	13,232
Harmonic, Inc.*	2,870	9,385
Hawaiian Telcom Holdco, Inc.*	500	11,775
HC2 Holdings, Inc.*	700	2,674
IDT Corp., Class B	800	12,472
Infinera Corp.*	5,194	83,416
Inteliquent, Inc.	1,226	19,677
Intelsat SA*	1,200	3,024
InterDigital, Inc.	1,394	77,576

	Number of Shares	Value†

Telecommunications — (continued)
Iridium Communications, Inc.*	3,500	$27,545
Ixia*	2,113	26,328
j2 Global, Inc.	1,874	115,401
Knowles Corp.*	3,452	45,497
KVH Industries, Inc.*	354	3,381
LogMeIn, Inc.*	881	44,455
Loral Space & Communications, Inc.*	546	19,181
Lumos Networks Corp.*	782	10,041
NeoPhotonics Corp.*	900	12,636
NETGEAR, Inc.*	1,329	53,652
NeuStar, Inc., Class A*	2,000	49,200
NTELOS Holdings Corp.*	382	3,514
Oclaro, Inc.*	3,000	16,200
ORBCOMM, Inc.*	2,000	20,260
Plantronics, Inc.	1,367	53,573
Polycom, Inc.*	5,300	59,095
Preformed Line Products Co.	45	1,643
RigNet, Inc.*	500	6,840
Ruckus Wireless, Inc.*	2,700	26,487
Shenandoah Telecommunications Co.	1,718	45,956
ShoreTel, Inc.*	2,281	16,971
Sonus Networks, Inc.*	1,843	13,878
Spok Holdings, Inc.	1,112	19,471
Straight Path Communications, Inc., Class B*	300	9,309
Telenav, Inc.*	1,000	5,900
Ubiquiti Networks, Inc.*	1,200	39,924
ViaSat, Inc.*	1,662	122,124
Vonage Holdings Corp.*	7,500	34,275
West Corp.	2,100	47,922
Windstream Holdings, Inc.	3,500	26,880

		1,869,280

Textiles — 0.2%
Culp, Inc.	300	7,866
G&K Services, Inc., Class A	776	56,842
UniFirst Corp.	577	62,962

		127,670

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.*	584	4,345

Transportation — 1.5%
Air Transport Services Group, Inc.*	2,085	32,067
ArcBest Corp.	995	21,482
Ardmore Shipping Corp.	800	6,760
Atlas Air Worldwide Holdings, Inc.*	1,048	44,299
Bristow Group, Inc.	1,350	25,542
CAI International, Inc.*	660	6,376
Celadon Group, Inc.	935	9,799
Covenant Transportation Group, Inc., Class A*	400	9,676
DHT Holdings Inc.	3,900	22,464
Dorian LPG Ltd.*	900	8,460
Eagle Bulk Shipping Inc.*	1,200	432
Echo Global Logistics, Inc.*	1,000	27,160
Era Group, Inc.*	800	7,504
Forward Air Corp.	1,196	54,203

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Frontline Ltd.	1,900	$15,903
GasLog Ltd.	1,700	16,558
Gener8 Maritime Inc.*	900	6,354
Golden Ocean Group Ltd.*	2,574	1,789
Gulfmark Offshore, Inc., Class A*	979	6,040
Heartland Express, Inc.	1,967	36,488
Hub Group, Inc., Class A*	1,443	58,860
Knight Transportation, Inc.	2,264	59,203
Marten Transport Ltd.	1,051	19,675
Matson, Inc.	1,600	64,272
Navios Maritime Acquisition Corp.	3,700	5,883
Navios Maritime Holdings Inc.	3,200	3,616
Nordic American Offshore Ltd.	900	4,032
Nordic American Tankers Ltd.	3,567	50,259
P.A.M. Transportation Services, Inc.*	200	6,160
PHI, Inc.*	593	11,202
Radiant Logistics, Inc.*	1,000	3,570
Roadrunner Transportation Systems, Inc.*	1,000	12,460
Safe Bulkers Inc.	1,700	1,366
Saia, Inc.*	961	27,052
Scorpio Bulkers Inc.*	1,100	3,608
Scorpio Tankers Inc.	7,100	41,393
Ship Finance International Ltd.	2,284	31,725
Swift Transportation Co.*	3,300	61,479
Teekay Tankers Ltd., Class A	3,193	11,718
Tidewater, Inc.	1,600	10,928
Universal Truckload Services, Inc.	100	1,647
USA Truck, Inc.*	200	3,768
Werner Enterprises, Inc.	1,752	47,584
XPO Logistics, Inc.*	2,841	87,219
YRC Worldwide, Inc.*	1,300	12,116

		1,000,151

Trucking and Leasing — 0.1%
TAL International Group, Inc.*	1,293	19,964
Textainer Group Holdings Ltd.	812	12,050
The Greenbrier Cos., Inc.	1,047	28,939

		60,953

Water — 0.3%
American States Water Co.	1,524	59,985
Artesian Resources Corp., Class A	413	11,547
California Water Service Group	1,766	47,188
Connecticut Water Service, Inc.	519	23,407
Consolidated Water Co. Ltd.	800	9,736
Middlesex Water Co.	531	16,381
PICO Holdings, Inc.*	792	8,102
SJW Corp.	688	25,009
The York Water Co.	697	21,272

		222,627

TOTAL COMMON STOCKS (Cost $46,942,813)		56,401,665

REAL ESTATE INVESTMENT TRUSTS — 9.6%
Apartments — 0.4%
American Homes 4 Rent, Class A	1,475	23,453
Bluerock Residential Growth Reit, Inc.	600	6,528

	Number of Shares	Value†

Apartments — (continued)
Education Realty Trust, Inc.	2,501	$104,042
Independence Realty Trust, Inc.	1,792	12,759
Monogram Residential Trust, Inc.	6,500	64,090
Preferred Apartment Communities, Inc., Class A	800	10,144
Silver Bay Realty Trust Corp.	1,637	24,309

		245,325

Building & Real Estate — 1.2%
Agree Realty Corp.	796	30,622
Altisource Residential Corp.	2,200	26,400
Anworth Mortgage Asset Corp.	3,731	17,386
Apollo Commercial Real Estate Finance, Inc.	2,200	35,860
Ares Commercial Real Estate Corp.	1,000	10,950
Capstead Mortgage Corp.	3,475	34,368
Colony Financial, Inc. Class A	4,416	74,056
Colony Starwood Homes	1,600	39,600
CYS Investments, Inc.	5,856	47,668
Dynex Capital, Inc.	2,307	15,342
Getty Realty Corp.	1,169	23,181
Hatteras Financial Corp.	3,800	54,340
Invesco Mortgage Capital, Inc.	4,407	53,677
iStar Financial, Inc.*	3,318	32,052
New York Mortgage Trust, Inc.	4,700	22,278
PennyMac Mortgage Investment Trust	2,692	36,719
Redwood Trust, Inc.	3,377	44,171
Resource Capital Corp.	1,175	13,219
Select Income REIT	2,200	50,710
Sun Communities, Inc.	1,990	142,504

		805,103

Diversified — 1.0%
AG Mortgage Investment Trust, Inc.	1,188	15,527
Armada Hoffler Properties, Inc.	800	9,000
CatchMark Timber Trust, Inc., Class A	1,300	14,079
CorEnergy Infrastructure Trust Inc.	300	6,033
CoreSite Realty Corp.	900	63,009
DuPont Fabros Technology, Inc.	2,450	99,298
EPR Properties	2,210	147,230
New York REIT, Inc.	6,200	62,620
NexPoint Residential Trust, Inc.	600	7,854
PS Business Parks, Inc.	765	76,890
STAG lndustrial, Inc.	2,600	52,936
The GEO Group, Inc.	2,768	95,967
UMH Properties, Inc.	968	9,603
Whitestone REIT	800	10,056

		670,102

Diversified Financial Services — 0.6%
American Capital Mortgage Investment Corp.	2,043	29,991
Apollo Residential Mortgage, Inc.	1,332	17,876
ARMOUR Residential REIT, Inc.	1,375	29,604
DCT Industrial Trust, Inc.	3,420	134,987
New Residential Investment Corp.	8,600	100,018
Orchid Island Capital, Inc.	600	6,222
RAIT Financial Trust	3,606	11,323
STORE Capital Corp.	1,500	38,820

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified Financial Services — (continued)
United Development Funding IV~	1,000	$3,200
Western Asset Mortgage Capital Corp.	1,597	16,050

		388,091

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	49,707

Healthcare — 1.0%
CareTrust REIT, Inc.	1,795	22,796
Healthcare Realty Trust, Inc.	3,972	122,695
LTC Properties, Inc.	1,317	59,581
Medical Properties Trust, Inc.	9,107	118,209
National Health Investors, Inc.	1,457	96,920
New Senior Investment Group, Inc.	3,400	35,020
Physicians Realty Trust	4,100	76,178
Sabra Health Care REIT, Inc.	2,588	51,993
Universal Health Realty Income Trust	520	29,250

		612,642

Hotels & Resorts — 1.3%
Ashford Hospitality Prime, Inc.	987	11,518
Ashford Hospitality Trust, Inc.	3,020	19,267
Chatham Lodging Trust	1,400	30,002
Chesapeake Lodging Trust	2,389	63,213
DiamondRock Hospitality Co.	7,523	76,133
FelCor Lodging Trust, Inc.	5,018	40,746
Hersha Hospitality Trust	1,917	40,909
LaSalle Hotel Properties	4,217	106,732
Pebblebrook Hotel Trust	2,709	78,751
RLJ Lodging Trust	5,100	116,688
Ryman Hospitality Properties, Inc.	1,612	82,986
Summitt Hotel Properties, Inc.	3,500	41,895
Sunstone Hotel Investors, Inc.	8,047	112,658

		821,498

Industrial — 0.6%
EastGroup Properties, Inc.	1,175	70,935
First Industrial Realty Trust, Inc.	4,129	93,893
First Potomac Realty Trust	2,392	21,671
InfraREIT, Inc.	900	15,345
Monmouth Real Estate Investment Corp., Class A	2,649	31,497
QTS Realty Trust, Inc., Class A	1,100	52,118
Rexford Industrial Realty, Inc.	2,000	36,320
Terreno Realty Corp.	1,675	39,279

		361,058

Internet — 0.2%
CyrusOne, Inc.	2,500	114,125

Mixed Industrial/Office — 0.5%
Cousins Properties, Inc.	8,461	87,825
Gladstone Commercial Corp.	652	10,680
Investors Real Estate Trust	4,618	33,527
Lexington Realty Trust	8,015	68,929
One Liberty Properties, Inc.	503	11,272
Washington Real Estate Investment Trust	2,606	76,121

		288,354

	Number of Shares	Value†

Office Property — 1.0%
American Assets Trust, Inc.	1,400	$55,888
Easterly Government Proper, Inc.	500	9,260
Franklin Street Properties Corp.	3,245	34,429
Government Properties Income Trust	2,744	48,980
Gramercy Property Trust	16,317	137,879
Highwoods Properties, Inc.	3,660	174,985
Hudson Pacific Properties, Inc.	2,700	78,084
Mack-Cali Realty Corp.	3,500	82,250
Parkway Properties, Inc.	3,380	52,931

		674,686

Real Estate — 0.1%
Xenia Hotels & Resorts, Inc.	4,400	68,728

Regional Malls — 0.1%
Pennsylvania Real Estate Investment Trust	2,715	59,323
Rouse Properties, Inc.	1,400	25,732

		85,055

Storage & Warehousing — 0.6%
CubeSmart	6,425	213,952
National Storage Affiliates Trust	700	14,840
Sovran Self Storage, Inc.	1,482	174,802

		403,594

Strip Centers — 0.9%
Acadia Realty Trust	2,720	95,554
Alexander’s, Inc.	86	32,727
Cedar Realty Trust, Inc.	2,826	20,432
Equity One, Inc.	3,154	90,394
Kite Realty Group Trust	3,251	90,085
Ramco-Gershenson Properties Trust	3,141	56,632
Retail Opportunity Investments Corp.	3,900	78,468
Saul Centers, Inc.	451	23,912
Urban Edge Properties	3,500	90,440
Urstadt Biddle Properties, Inc., Class A	1,216	25,475

		604,119

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,195,306)		6,192,187

RIGHTS — 0.0%
Chelsea Therapeutics Intl Ltd. CVR~	1,600	0
Clinical Data, Inc.~	354	0
Cubist Pharmaceuticals, Inc.~	1,200	0
Durata Therapeutics CVR Shares~	500	0
Furiex Pharmaceuticals Rights~	300	0
Leap Wireless CVR~	2,300	5,796
Vince Holdings, 04/14/16~	400	106

TOTAL RIGHTS (Cost $5,740)		5,902

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill
0.000%, 09/08/16	$65	64,901

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
United States Treasury Bill
0.000%, 06/16/16	$4	$3,998

TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,866)		68,899

	Number of Shares	Value†
WARRANTS — 0.0%
Magnum Hunter Resources Corp.~ (Cost $0)	780	0

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,109,363)	1,109,363	1,109,363

TOTAL INVESTMENTS — 98.6% (Cost $53,322,088)(a)		$63,778,016

Other Assets & Liabilities — 1.4%		936,414

TOTAL NET ASSETS — 100.0%		$64,714,430

~	Fair valued security. The total market value of fair valued securities at March 31, 2016 is $15,426.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $53,626,229. Net unrealized appreciation was $10,151,787. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,825,625 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,673,838.

PLC  — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$62,961
Aerospace & Defense	1.5%	822,823
Agriculture	0.4%	197,826
Airlines	0.4%	252,401
Apparel	0.9%	492,183
Auto Manufacturers	0.1%	56,856
Auto Parts & Equipment	1.2%	698,756
Banks	9.6%	5,387,482
Beverages	0.2%	124,390
Biotechnology	3.2%	1,792,792
Building Materials	1.6%	920,704
Chemicals	1.9%	1,075,761
Coal	— %+	26,081
Commercial Services	5.9%	3,298,420
Computers	3.1%	1,756,757

Cosmetics & Personal Care	0.1%	46,260
Distribution & Wholesale	0.9%	525,964
Diversified Financial Services	2.7%	1,493,862
Electric	2.6%	1,490,634
Electrical Components & Equipment	1.2%	662,808
Electronics	2.7%	1,537,067
Energy-Alternate Sources	0.3%	157,403
Engineering & Construction	1.0%	548,693
Entertainment	1.4%	794,906
Environmental Control	0.5%	302,315
Food	2.5%	1,418,794
Forest Products & Paper	0.4%	231,516
Gas	1.7%	951,834
Hand & Machine Tools	0.1%	71,701
Healthcare Products	4.5%	2,541,488
Healthcare Services	2.3%	1,279,425
Holding Companies	0.2%	112,502
Home Builders	0.9%	525,604
Home Furnishings	0.6%	345,602
Hotels & Resorts	0.1%	54,850
Household Products & Wares	0.6%	314,511
Housewares	— %+	17,894
Insurance	3.3%	1,834,315
Internet	2.1%	1,170,471
Investment Companies	0.1%	29,865
Iron & Steel	0.4%	217,399
Leisure Time	0.5%	257,481
Lodging	0.2%	135,250
Machinery - Construction & Mining	0.1%	55,486
Machinery - Diversified	0.7%	383,100
Media	1.2%	697,740
Metal Fabricate/Hardware	0.9%	507,258
Mining	0.5%	288,470
Miscellaneous Manufacturing	1.9%	1,064,646
Office & Business Equipment	— %+	8,680
Office Furnishings	0.5%	270,411
Oil & Gas	1.4%	774,439
Oil & Gas Services	0.7%	408,996
Packaging and Containers	0.4%	224,407
Pharmaceuticals	3.6%	2,045,592
Pipelines	0.1%	72,047
Publishing / Newspapers	0.2%	117,897
Real Estate	0.5%	293,590
Retail	6.6%	3,744,052
Savings & Loans	2.2%	1,214,353
Semiconductors	3.5%	1,988,018
Software	5.0%	2,831,379
Storage & Warehousing	0.2%	89,471
Telecommunications	3.3%	1,869,280
Textiles	0.2%	127,670
Toys, Games & Hobbies	— %+	4,345
Transportation	1.8%	1,000,151
Trucking and Leasing	0.1%	60,953
Water	0.4%	222,627
	100.0%	$56,401,665

+	Rounded.

PENN SERIES FUNDS, INC.

SMALL CAP INDEX FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$62,961	$62,961	$—	$—
Aerospace & Defense	822,823	822,823	—	—
Agriculture	197,826	197,826	—	—
Airlines	252,401	252,401	—	—
Apparel	492,183	492,183	—	—
Auto Manufacturers	56,856	56,856	—	—
Auto Parts & Equipment	698,756	698,756	—	—
Banks	5,387,482	5,387,482	—	—
Beverages	124,390	124,390	—	—
Biotechnology	1,792,792	1,792,792	—	—
Building Materials	920,704	920,704	—	—
Chemicals	1,075,761	1,075,761	—	—
Coal	26,081	26,081	—	—
Commercial Services	3,298,420	3,298,420	—	—
Computers	1,756,757	1,756,757	—	—
Cosmetics & Personal Care	46,260	46,260	—	—
Distribution & Wholesale	525,964	525,964	—	—
Diversified Financial Services	1,493,862	1,493,776	86	—
Electric	1,490,634	1,490,634	—	—
Electrical Components & Equipment	662,808	662,808	—	—
Electronics	1,537,067	1,537,067	—	—
Energy-Alternate Sources	157,403	157,403	—	—
Engineering & Construction	548,693	548,693	—	—
Entertainment	794,906	794,906	—	—
Environmental Control	302,315	302,315	—	—
Food	1,418,794	1,418,794	—	—
Forest Products & Paper	231,516	231,516	—	—
Gas	951,834	951,834	—	—
Hand & Machine Tools	71,701	71,701	—	—
Healthcare Products	2,541,488	2,541,488	—	—
Healthcare Services	1,279,425	1,279,425	—	—
Holding Companies	112,502	112,502	—	—
Home Builders	525,604	525,604	—	—
Home Furnishings	345,602	345,602	—	—
Hotels & Resorts	54,850	54,850	—	—
Household Products & Wares	314,511	314,511	—	—
Housewares	17,894	17,894	—	—
Insurance	1,834,315	1,834,315	—	—
Internet	1,170,471	1,170,471	—	—
Investment Companies	29,865	29,865	—	—
Iron & Steel	217,399	217,399	—	—
Leisure Time	257,481	257,481	—	—
Lodging	135,250	135,250	—	—
Machinery - Construction & Mining	55,486	55,486	—	—

Machinery - Diversified	383,100	383,100	—	—
Media	697,740	697,740	—	—
Metal Fabricate/Hardware	507,258	507,258	—	—
Mining	288,470	288,470	—	—
Miscellaneous Manufacturing	1,064,646	1,064,646	—	—
Office & Business Equipment	8,680	8,680	—	—
Office Furnishings	270,411	270,411	—	—
Oil & Gas	774,439	774,439	—	—
Oil & Gas Services	408,996	408,996	—	—
Packaging and Containers	224,407	224,407	—	—
Pharmaceuticals	2,045,592	2,039,354	6,238	—
Pipelines	72,047	72,047	—	—
Publishing / Newspapers	117,897	117,897	—	—
Real Estate	293,590	293,590	—	—
Retail	3,744,052	3,744,052	—	—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SMALL CAP INDEX FUND

Savings & Loans	1,214,353	1,214,353	—	—
Semiconductors	1,988,018	1,988,018	—	—
Software	2,831,379	2,831,379	—	—
Storage & Warehousing	89,471	89,471	—	—
Telecommunications	1,869,280	1,869,280	—	—
Textiles	127,670	127,670	—	—
Toys, Games & Hobbies	4,345	4,345	—	—
Transportation	1,000,151	1,000,151	—	—
Trucking and Leasing	60,953	60,953	—	—
Water	222,627	222,627	—	—
REAL ESTATE INVESTMENT TRUSTS
Apartments	245,325	245,325	—	—
Building & Real Estate	805,103	805,103	—	—
Diversified	670,102	670,102	—	—
Diversified Financial Services	388,091	384,891	3,200	—
Forest Products & Paper	49,707	49,707	—	—
Healthcare	612,642	612,642	—	—
Hotels & Resorts	821,498	821,498	—	—
Industrial	361,058	361,058	—	—
Internet	114,125	114,125	—	—
Mixed Industrial/Office	288,354	288,354	—	—
Office Property	674,686	674,686	—	—
Real Estate	68,728	68,728	—	—
Regional Malls	85,055	85,055	—	—
Storage & Warehousing	403,594	403,594	—	—
Strip Centers	604,119	604,119	—	—
U.S. TREASURY OBLIGATIONS	68,899	—	68,899	—
RIGHTS	5,902	—	5,902	—
WARRANTS	—	—	—	—
SHORT-TERM INVESTMENTS	1,109,363	1,109,363	—	—
TOTAL INVESTMENTS	$63,778,016	$63,693,691	$84,325	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 95.6%
Australia — 6.9%
AGL Energy Ltd.	5,276	$74,282
Alumina Ltd.	25,717	25,583
Amcor Ltd.	9,071	99,609
AMP Ltd.	24,438	108,323
APA Group	8,753	59,034
Aristocrat Leisure Ltd.	4,196	33,100
Asciano Ltd.	4,969	34,144
ASX Ltd.	1,401	44,442
Aurizon Holdings Ltd.	15,495	47,085
Ausnet Services	18,055	20,613
Australia & New Zealand Banking Group Ltd.	22,660	406,212
Bank of Queensland Ltd.	3,012	27,927
Bendigo & Adelaide Bank Ltd.	3,686	25,018
BHP Billiton Ltd.	24,967	322,618
Boral Ltd.	4,756	22,496
Brambles Ltd.	12,013	111,291
Caltex Australia Ltd.	2,100	54,770
Challenger Ltd/Australia	4,465	28,653
CIMIC Group Ltd.	829	22,056
Coca-Cola Amatil Ltd.	4,963	33,606
Cochlear Ltd.	371	29,019
Commonwealth Bank of Australia	13,264	760,411
Computershare Ltd.	3,381	25,305
Crown Resorts Ltd.	2,801	26,724
CSL Ltd.	3,643	283,102
Dexus Property Group	6,834	41,500
DUET Group~	18,193	30,681
Flight Centre Travel Group Ltd.	439	14,540
Fortescue Metals Group Ltd.	13,816	26,877
Goodman Group	12,872	65,831
Harvey Norman Holdings Ltd.	3,235	11,638
Healthscope Ltd.	13,599	27,671
Iluka Resources Ltd.	2,885	14,465
Incitec Pivot Ltd.	13,612	33,221
Insurance Australia Group Ltd.	19,230	82,129
Lend Lease Group	4,333	45,999
Macquarie Group Ltd.	2,346	118,740
Medibank Pvt. Ltd.*	21,209	47,568
Mirvac Group	26,971	39,963
National Australia Bank Ltd.	20,366	408,927
Newcrest Mining Ltd.*	6,279	81,256
Oil Search Ltd.	10,741	55,933
Orica Ltd.	2,861	33,651
Origin Energy Ltd.	14,077	54,825
Platinum Asset Management Ltd.	1,805	8,776
Qantas Airways Ltd.*	2,415	7,538
QBE Insurance Group Ltd.	10,872	90,854
Ramsay Health Care Ltd.	980	46,013
REA Group Ltd.	400	16,556
Rio Tinto Ltd.	3,224	104,978
Santos Ltd.	12,884	39,921
Scentre Group	41,494	141,246
Seek Ltd.	2,700	33,519
Sonic Healthcare Ltd.	3,512	50,375
South32 Ltd.*	16,770	18,858

	Number of Shares	Value†

Australia — (continued)
South32 Ltd.*	24,967	$28,017
Stockland	18,825	61,588
Suncorp Group Ltd.	9,636	87,915
Sydney Airport	9,491	48,618
Tabcorp Holdings Ltd.	7,043	23,095
Tatts Group Ltd.	13,129	38,038
Telstra Corp. Ltd.	33,844	138,116
The GPT Group	15,260	58,419
The GPT Group, In Specie~	16,419	0
TPG Telecom Ltd.	2,224	19,326
Transurban Group	15,315	133,033
Treasury Wine Estates Ltd.	5,948	43,920
Vicinity Centres*	24,226	59,209
Vocus Communications Ltd.	3,555	22,678
Wesfarmers Ltd.	8,949	284,047
Westfield Corp.	15,906	121,787
Westpac Banking Corp.	26,039	604,808
Woodside Petroleum Ltd.	6,075	121,525
Woolworths Ltd.	10,150	171,786

		6,585,397

Austria — 0.2%
Andritz AG	668	36,596
Erste Group Bank AG*	1,965	55,152
Immoeast AG~	2,678	0
OMV AG	1,135	31,869
Raiffeisen Bank International AG*	750	11,335
Voestalpine AG	1,009	33,653

		168,605

Belgium — 1.4%
Ageas	1,453	57,505
Anheuser-Busch InBev N.V.	6,302	782,942
Belgacom S.A.	1,133	38,663
Colruyt S.A.	647	37,626
Delhaize Group S.A.	768	80,042
Groupe Bruxelles Lambert S.A.	667	54,955
KBC Groep N.V.	2,043	105,210
Solvay S.A.	600	59,988
Telenet Group Holding N.V.*	377	19,053
UCB S.A.	1,013	77,328
Umicore S.A.	738	36,634

		1,349,946

China — 0.1%
Sands China Ltd.	19,200	78,382
Yangzijiang Shipbuilding Holdings Ltd.	19,000	13,800

		92,182

Denmark — 1.9%
A.P. Moller - Maersk A/S, B Shares	55	72,107
A.P. Moller - Maersk A/S, A Shares	31	39,555
Carlsberg A/S, B Shares	840	79,872
Chr Hansen Holding AS	775	51,972
Coloplast A/S, B Shares	905	68,484
Danske Bank A/S	5,515	155,636
DSV A/S	1,517	63,098
Genmab AS*	417	57,704
ISS A/S*	1,307	52,419

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Novo Nordisk A/S, B Shares	15,357	$831,636
Novozymes A/S, B Shares	1,916	86,041
Pandora A/S	833	108,905
TDC A/S	6,200	30,303
Tryg A/S	965	18,689
Vestas Wind Systems A/S	1,794	126,405
William Demant Holding A/S*	138	13,861

		1,856,687

Finland — 1.0%
Elisa OYJ	1,000	38,831
Fortum OYJ	3,489	52,766
Kone OYJ, B Shares	2,641	127,114
Metso OYJ	661	15,753
Neste OYJ	812	26,684
Nokia OYJ	44,858	266,109
Nokian Renkaat OYJ	765	26,990
Orion OYJ, B Shares	750	24,757
Sampo OYJ, A Shares	3,551	168,192
Stora Enso OYJ, R Shares	4,323	38,624
UPM-Kymmene OYJ	4,158	75,175
Wartsila OYJ Abp	1,184	53,520

		914,515

France — 9.1%
Accor S.A.	1,648	69,713
Aeroports de Paris	215	26,552
Air Liquide S.A.	2,701	303,028
Alstom S.E.*	1,018	25,980
Arkema S.A.	594	44,501
AtoS S.A.	692	56,203
AXA S.A.	15,218	356,843
BNP Paribas S.A.	8,262	415,089
Bollore S.A.*	31	119
Bollore S.A.	6,795	26,342
Bouygues S.A.	1,571	63,860
Bureau Veritas S.A.	1,772	39,398
Cap Gemini S.A.	1,210	113,504
Carrefour S.A.	4,319	118,657
Casino Guichard Perrachon S.A.	468	26,784
Christian Dior S.E.	408	73,879
CNP Assurances	1,617	25,181
Compagnie de Saint-Gobain	3,782	166,122
Compagnie Generale des Establissements Michelin, B Shares	1,486	151,823
Credit Agricole S.A.	8,537	92,318
Danone S.A.	4,621	327,871
Dassault Systemes S.A.	982	77,806
Edenred	1,708	33,113
Electricite de France S.A.	2,020	22,615
Essilor International S.A.	1,615	198,994
Eurazeo S.A.	343	23,167
Eutelsat Communications S.A.	1,342	43,281
Fonciere Des Regions	278	26,217
GDF Suez	11,414	176,845
Gecina S.A.	313	42,933
Groupe Eurotunnel S.E.	3,742	41,894
Hermes International	218	76,654

	Number of Shares	Value†

France — (continued)
ICADE	313	$23,920
Iliad S.A.	205	52,670
Imerys S.A.	213	14,835
Ingenico Group S.A.	430	49,292
JCDecaux S.A.	510	22,321
Kering	565	100,877
Klepierre	1,527	72,942
L’Oreal S.A.	1,971	352,586
Lagardere S.C.A.	948	25,145
Legrand S.A.	2,075	115,980
LVMH Moet Hennessy Louis Vuitton S.A.	2,159	368,923
Natixis	7,282	35,800
Numericable-SFR*	671	28,180
Orange S.A.	15,576	272,003
Pernod Ricard S.A.	1,689	188,075
Peugeot S.A.*	3,574	61,144
Publicis Groupe S.A.	1,450	101,676
Remy Cointreau S.A.	152	11,527
Renault S.A.	1,493	148,371
Rexel S.A.	1,960	27,939
Safran S.A.	2,358	164,589
Sanofi S.A.	9,135	734,417
Schneider Electric S.E.	4,325	272,564
SCOR S.E.	1,118	39,416
Societe BIC S.A.	246	36,963
Societe Generale S.A.	5,784	213,731
Sodexo	765	82,333
Suez Environment Co.	2,507	45,894
Technip S.A.	869	48,159
Thales S.A.	773	67,549
TOTAL S.A.	17,173	781,409
Unibail-Rodamco S.E.	776	212,823
Valeo S.A.	587	91,278
Veolia Environment S.A.	3,504	84,337
Vinci S.A.	3,676	272,848
Vivendi S.A.*	8,958	187,733
Wendel S.A.	253	27,512
Zodiac Aerospace	1,724	34,430

		8,759,477

Germany — 8.3%
Adidas AG	1,591	185,767
Allianz S.E.	3,570	579,787
Axel Springer S.E.	327	17,602
BASF S.E.	7,181	539,980
Bayer AG	6,425	752,885
Bayerische Motoren Werke AG	2,574	236,309
Beiersdorf AG	792	71,339
Brenntag AG	1,140	64,960
Commerzbank AG*	8,718	75,642
Continental AG	878	199,139
Daimler AG	7,547	577,593
Deutsche Annington Immobilien S.E.	3,477	124,828
Deutsche Bank AG	10,968	186,206
Deutsche Boerse AG	1,516	129,079
Deutsche Lufthansa AG	1,991	32,134
Deutsche Post AG	7,523	208,793

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Deutsche Telekom AG	25,250	$452,691
Deutsche Wohnen AG	2,580	80,069
E.ON S.E.	16,007	153,059
Evonik Industries AG	1,096	32,778
Fraport AG Frankfurt Airport Services Worldwide	272	16,471
Fresenius Medical Care AG & Co. KGaA	1,651	145,661
Fresenius S.E. & Co. KGaA	2,961	215,835
GEA Group AG	1,522	74,260
Hannover Rueck S.E.	474	55,089
HeidelbergCement AG	1,060	90,583
Henkel AG & Co. KGaA	823	80,701
Hugo Boss AG	567	37,067
Infineon Technologies AG	8,492	120,403
K+S AG	1,330	31,021
Kabel Deutschland Holding AG	60	6,718
LANXESS AG	691	33,117
Linde AG	1,444	209,811
MAN S.E.	297	32,120
Merck KGaA	1,016	84,515
Metro AG	1,566	48,442
Muenchener Ruckversicherungs AG	1,290	261,799
OSRAM Licht AG*	667	34,288
ProSiebenSat.1 Media AG	1,773	91,017
RWE AG	3,801	48,898
SAP S.E.	7,703	619,849
Siemens AG	6,214	657,199
Symrise AG	897	60,056
Telefonica Deutschland Holding AG	4,698	25,396
ThyssenKrupp AG	2,865	59,341
TUI AG*	3,650	56,461
United Internet AG	908	45,494
Volkswagen AG	247	35,883
Zalando SE*144A @	677	22,196

		8,000,331

Hong Kong — 3.0%
AIA Group Ltd.	94,200	535,435
ASM Pacific Technology Ltd.	1,700	13,384
Bank of East Asia Ltd.	8,017	29,967
BOC Hong Kong Holdings Ltd.	27,500	82,149
Cathay Pacific Airways Ltd.	10,000	17,320
Cheung Kong Infrastructure Holdings Ltd.	4,000	39,117
Cheung Kong Property Holdings Ltd.*	21,170	136,425
CK Hutchison Holdings Ltd.	21,128	274,496
CLP Holdings Ltd.	14,500	131,245
First Pacific Co., Ltd.	15,750	11,760
Galaxy Entertainment Group Ltd.*	18,000	67,576
Hang Lung Properties Ltd.	19,000	36,275
Hang Seng Bank Ltd.	5,700	100,856
Henderson Land Development Co., Ltd.	8,123	49,950
HK Electric Investments & HK Electric Investments Ltd.144A @	20,777	18,301
HKT Trust & HKT Ltd.	21,240	29,242
Hong Kong & China Gas Co., Ltd.	54,059	101,056
Hong Kong Exchanges & Clearing Ltd.	8,891	214,239
Hysan Development Co., Ltd.	6,140	26,167

	Number of Shares	Value†

Hong Kong — (continued)
Kerry Properties Ltd.	3,509	$9,634
Li & Fung Ltd.	50,000	29,622
Link REIT	18,176	107,977
Melco Crown Entertainment Ltd.	746	12,317
MGM China Holdings Ltd.	8,400	12,866
MTR Corp., Ltd.	11,345	56,227
New World Development Co., Ltd.	48,841	46,615
Noble Group Ltd.*	38,270	12,471
NWS Holdings Ltd.	12,952	20,655
PCCW Ltd.	33,068	21,419
Power Assets Holdings Ltd.	10,500	107,463
Shangri-La Asia Ltd.	6,666	7,618
Sino Land Co., Ltd.	21,063	33,457
SJM Holdings Ltd.	17,000	12,162
Sun Hung Kai Properties Ltd.	13,161	161,045
Swire Pacific Ltd., A Shares	5,000	53,930
Swire Properties Ltd.	9,336	25,271
Techtronic Industries Co.	11,000	43,576
The Wharf Holdings Ltd.	11,000	60,252
WH Group Ltd.*144A @	45,343	32,793
Wheelock & Co., Ltd.	7,000	31,279
Yue Yuen Industrial Holdings Ltd.	7,000	24,066

		2,837,675

Ireland — 0.9%
Anglo Irish Bank Corp. PLC~	3,146	0
Bank of Ireland*	220,348	63,733
CRH PLC	6,433	181,686
Experian PLC	7,434	132,692
James Hardie Industries PLC	3,154	43,179
Kerry Group PLC, A Shares	1,174	109,180
Paddy Power PLC	632	88,151
Ryanair Holdings PLC	257	22,056
Shire PLC	4,642	264,755

		905,432

Israel — 0.7%
Azrieli Group	283	11,112
Bank Hapoalim BM	8,292	43,042
Bank Leumi Le-Israel BM*	11,337	40,713
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	33,881
Check Point Software Technologies Ltd.*	532	46,534
Delek Group Ltd.	36	6,180
Israel Chemicals Ltd.	3,410	14,808
Mizrahi Tefahot Bank Ltd.*	783	9,186
Mobileye NV*	637	23,754
NICE Systems Ltd.	400	25,997
Teva Pharmaceutical Industries Ltd.	7,175	385,899

		641,106

Italy — 2.0%
Assicurazioni Generali SpA	9,446	139,830
Atlantia SpA	3,091	85,643
Banco Popolare SC	3,001	20,607
Enel Green Power SpA	13,747	29,516
Enel SpA	54,931	243,522
Eni SpA	20,206	305,166

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Exor SpA	848	$30,341
Ferrari NV*	737	30,610
Finmeccanica SpA*	3,179	40,254
Intesa Sanpaolo SpA	98,312	271,835
Intesa Sanpaolo SpA, RSP	8,795	22,827
Luxottica Group SpA	1,314	72,386
Mediobanca SpA	4,539	32,643
Prysmian SpA	1,389	31,427
Saipem SpA*	46,345	18,534
Snam SpA	17,071	106,831
Telecom Italia SpA*	94,812	102,190
Telecom Italia SpA, RSP	52,300	45,771
Terna Rete Elettrica Nasionale SpA	11,628	66,301
UniCredit SpA	37,928	136,730
Unione di Banche Italiane SCpA	7,359	27,179
Unipolsai SPA*	8,602	19,866

		1,880,009

Japan — 21.5%
ABC-Mart, Inc.	200	12,800
Acom Co., Ltd.*	3,200	16,112
Aeon Co., Ltd.	4,900	70,785
AEON Financial Service Co., Ltd.	700	16,480
Aeon Mall Co., Ltd.	710	10,505
Air Water, Inc.	1,000	14,824
Aisin Seiki Co., Ltd.	1,400	52,696
Ajinomoto Co., Inc.	4,000	90,188
Alfresa Holdings Corp.	1,600	30,707
Alps Electric Co., Ltd.	1,400	24,429
Amada Holdings Co., Ltd.	3,000	29,231
ANA Holdings, Ltd.	11,000	30,983
Aozora Bank Ltd.	10,000	34,905
Asahi Glass Co., Ltd.	7,000	38,303
Asahi Group Holdings Ltd.	3,200	99,599
Asahi Kasei Corp.	9,000	60,783
Asics Corp.	1,000	17,833
Astellas Pharma, Inc.	16,200	215,290
Bandai Namco Holdings, Inc.	1,100	23,978
Benesse Holdings, Inc.	700	20,154
Bridgestone Corp.	5,200	194,079
Brother Industries Ltd.	1,500	17,228
Calbee, Inc.	400	15,871
Canon, Inc.	8,300	247,531
Casio Computer Co., Ltd.	1,500	30,252
Central Japan Railway Co.	1,100	194,537
Chubu Electric Power Co., Inc.	5,100	71,172
Chugai Pharmaceutical Co., Ltd.	1,800	55,698
Citizen Holdings Co., Ltd.	1,400	7,933
Credit Saison Co., Ltd.	1,000	17,396
Dai Nippon Printing Co., Ltd.	4,000	35,496
Daicel Corp.	2,000	27,263
Daihatsu Motor Co., Ltd.	1,800	25,350
Daiichi Sankyo Co., Ltd.	4,800	106,537
Daikin Industries Ltd.	1,800	134,432
Daito Trust Construction Co., Ltd.	500	70,918
Daiwa House Industry Co., Ltd.	4,500	126,487
Daiwa Securities Group, Inc.	13,000	79,903

	Number of Shares	Value†

Japan — (continued)
Denso Corp.	3,900	$156,548
Dentsu, Inc.	1,800	90,300
Don Quijote Holdings Co., Ltd.	800	27,785
East Japan Railway Co.	2,600	224,275
Eisai Co., Ltd.	2,000	120,243
Electric Power Development Co., Ltd.	1,000	31,196
FamilyMart Co., Ltd.	500	25,968
FANUC Corp.	1,500	232,303
Fast Retailing Co., Ltd.	400	127,810
Fuji Electric Co., Ltd.	4,000	13,830
Fuji Heavy Industries Ltd.	4,500	158,910
FUJIFILM Holdings Corp.	3,700	146,251
Fujitsu Ltd.	15,000	55,467
Fukuoka Financial Group, Inc.	6,000	19,545
GungHo Online Entertainment, Inc.	3,000	8,439
Hakuhodo DY Holdings, Inc.	1,500	16,983
Hamamatsu Photonics K.K.	1,000	27,559
Hankyu Hanshin Holdings, Inc.	8,000	51,018
Hikari Tsushin, Inc.	200	15,220
Hino Motors Ltd.	2,000	21,611
Hirose Electric Co., Ltd.	210	23,144
Hisamitsu Pharmaceutical Co., Inc.	400	17,876
Hitachi Chemical Co., Ltd.	1,000	17,970
Hitachi Construction Machinery Co., Ltd.	1,000	15,871
Hitachi High-Technologies Corp.	500	14,075
Hitachi Ltd.	38,000	178,100
Hitachi Metals Ltd.	2,000	20,625
Hokuhoku Financial Group, Inc.	10,000	13,140
Hokuriku Electric Power Co.	1,200	16,964
Honda Motor Co., Ltd.	12,800	349,966
Hongkong Land Holdings Ltd.	5,000	29,961
Hoshizaki Electric Co. Ltd.	300	25,023
Hoya Corp.	3,300	125,435
Hulic Co., Ltd.	2,500	23,837
Idemitsu Kosan Co., Ltd.	400	7,137
IHI Corp.	12,000	25,400
Iida Group Holdings Co., Ltd.	1,000	19,476
Inpex Corp.	7,200	54,525
Isetan Mitsukoshi Holdings Ltd.	2,500	29,187
Isuzu Motors Ltd.	4,500	46,417
ITOCHU Corp.	12,000	147,466
Itochu Technology Solutions Corp.	600	11,321
J. Front Retailing Co., Ltd.	2,000	26,539
Japan Airlines Co., Ltd.	1,000	36,660
Japan Airport Terminal Co., Ltd.	300	10,647
Japan Exchange Group, Inc.	4,000	61,193
Japan Post Bank Co. Ltd.*	3,000	36,949
Japan Post Holdings Co. Ltd.	3,000	40,129
Japan Prime Realty Investment Corp.	5	20,363
Japan Real Estate Investment Corp.	10	57,729
Japan Retail Fund Investment Corp.	20	48,019
Japan Tobacco, Inc.	8,700	362,117
JFE Holdings, Inc.	3,700	49,692
JGC Corp.	1,000	14,956
JSR Corp.	1,100	15,817
JTEKT Corp.	1,500	19,465

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
JX Holdings, Inc.	17,690	$68,113
Kajima Corp.	7,000	43,850
Kakaku.Com, Inc.	1,100	20,395
Kamigumi Co., Ltd.	2,000	18,815
Kaneka Corp.	2,000	17,126
Kansai Paint Co., Ltd.	2,000	32,103
Kao Corp.	3,900	207,956
Kawasaki Heavy Industries Ltd.	10,000	28,850
KDDI Corp.	13,800	368,195
Keihan Electric Railway Co., Ltd.	3,000	21,134
Keikyu Corp.	4,000	35,183
Keio Corp.	5,000	43,880
Keisei Electric Railway Co., Ltd.	2,000	28,137
Keyence Corp.	341	185,972
Kikkoman Corp.	1,000	32,827
Kintetsu Group Holdings Co., Ltd.	13,000	52,685
Kirin Holdings Co., Ltd.	6,800	95,259
Kobe Steel Ltd.	26,000	22,852
Koito Manufacturing Co., Ltd.	700	31,697
Komatsu Ltd.	7,300	124,107
Konami Corp.	600	17,732
Konica Minolta, Inc.	4,000	33,926
Kose Corp.	200	19,443
Kubota Corp.	9,000	122,848
Kuraray Co., Ltd.	2,400	29,330
Kurita Water Industries Ltd.	800	18,222
Kyocera Corp.	2,600	114,481
Kyowa Hakko Kirin Co., Ltd.	2,000	31,914
Kyushu Electric Power Co., Inc.*	2,900	27,557
Kyushu Financial Group Inc.*	3,000	17,227
Lawson, Inc.	500	41,855
LIXIL Group Corp.	2,300	46,914
M3, Inc.	1,300	32,693
Mabuchi Motor Co., Ltd.	400	18,610
Makita Corp.	1,000	61,985
Marubeni Corp.	13,000	65,772
Marui Group Co., Ltd.	1,500	21,493
Maruichi Steel Tube Ltd.	300	8,217
Mazda Motor Corp.	3,900	60,535
McDonald’s Holdings Co., Japan Ltd.	700	16,584
Medipal Holdings Corp.	800	12,654
MEIJI Holdings Co., Ltd.	1,000	80,359
Minebea Co., Ltd.	3,000	23,389
Miraca Holdings, Inc.	400	16,421
Mitsubishi Chemical Holdings Corp.	9,500	49,600
Mitsubishi Corp.	10,500	177,675
Mitsubishi Electric Corp.	15,000	157,169
Mitsubishi Estate Co., Ltd.	10,000	185,600
Mitsubishi Gas Chemical Co., Inc.	3,000	16,112
Mitsubishi Heavy Industries Ltd.	24,000	89,164
Mitsubishi Logistics Corp.	1,000	13,118
Mitsubishi Materials Corp.	7,000	19,749
Mitsubishi Motors Corp.	5,200	38,818
Mitsubishi Tanabe Pharma Corp.	1,900	33,014
Mitsubishi UFJ Financial Group, Inc.	99,900	462,897
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	20,168

	Number of Shares	Value†

Japan — (continued)
Mitsui & Co., Ltd.	12,900	$148,330
Mitsui Chemicals, Inc.	5,000	16,643
Mitsui Fudosan Co., Ltd.	7,000	174,354
Mitsui OSK Lines Ltd.	10,000	20,346
Mixi, Inc.	200	7,417
Mizuho Financial Group, Inc.	186,580	278,057
MS&AD Insurance Group Holdings, Inc.	4,090	113,993
Murata Manufacturing Co., Ltd.	1,600	193,067
Nabtesco Corp.	700	15,701
Nagoya Railroad Co., Ltd.	7,000	32,686
NEC Corp.	21,000	52,794
Nexon Co. Ltd.	1,100	18,760
NGK Insulators Ltd.	2,000	36,907
NGK Spark Plug Co., Ltd.	1,400	26,809
NH Foods Ltd.	1,000	22,011
NHK Spring Co., Ltd.	1,200	11,475
Nidec Corp.	1,700	116,318
Nikon Corp.	2,900	44,344
Nintendo Co., Ltd.	800	113,719
Nippon Building Fund, Inc.	10	59,199
Nippon Electric Glass Co., Ltd.	2,000	10,229
Nippon Express Co., Ltd.	6,000	27,279
Nippon Paint Holdings Co., Ltd.	1,000	22,119
Nippon Prologis REIT, Inc.	10	22,359
Nippon Steel & Sumitomo Metal Corp.	5,917	113,439
Nippon Telegraph & Telephone Corp.	5,300	228,947
Nippon Yusen K.K.	13,000	25,068
Nissan Motor Co., Ltd.	19,400	179,358
Nisshin Seifun Group, Inc.	1,815	28,824
Nissin Foods Holdings Co., Ltd.	500	23,485
Nitori Holdings Co., Ltd.	600	54,900
Nitto Denko Corp.	1,200	66,868
NOK Corp.	1,000	17,060
Nomura Holdings, Inc.	28,500	127,291
Nomura Real Estate Holdings, Inc.	1,000	18,460
Nomura Real Estate Master Fund Inc.	28	41,681
Nomura Research Institute Ltd.	1,100	37,045
NSK Ltd.	4,000	36,612
NTT Data Corp.	1,000	50,148
NTT DOCOMO, Inc.	11,200	254,592
NTT Urban Development Corp.	1,000	9,787
Obayashi Corp.	5,000	49,283
Obic Co. Ltd.	500	26,432
Odakyu Electric Railway Co., Ltd.	5,000	54,389
Oji Holdings Corp.	6,000	24,099
Olympus Corp.	2,000	77,648
Omron Corp.	1,600	47,588
Ono Pharmaceutical Co., Ltd.	3,000	126,908
Oracle Corp. Japan	200	11,216
Oriental Land Co., Ltd.	1,600	113,279
ORIX Corp.	10,600	150,978
Osaka Gas Co., Ltd.	16,000	61,417
Otsuka Corp.	300	15,825
Otsuka Holdings Co., Ltd.	3,000	108,965
Panasonic Corp.	17,500	158,493
Park24 Co., Ltd.	800	22,383

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Rakuten, Inc.	7,300	$70,467
Recruit Holdings Co., Ltd.	1,000	30,491
Resona Holdings, Inc.	17,800	63,466
Ricoh Co., Ltd.	5,000	50,891
Rinnai Corp.	300	26,502
Rohm Co., Ltd.	800	33,645
Ryohin Keikaku Co. Ltd.	200	42,254
Sankyo Co., Ltd.	400	14,895
Sanrio Co., Ltd.	300	5,864
Santen Pharmaceutical Co., Ltd.	3,000	45,091
SBI Holdings, Inc.	1,710	17,336
Secom Co., Ltd.	1,700	126,145
Sega Sammy Holdings, Inc.	1,200	13,074
Seibu Holdings, Inc.	1,000	21,146
Seiko Epson Corp.	2,200	35,382
Sekisui Chemical Co., Ltd.	3,000	36,933
Sekisui House Ltd.	4,600	77,609
Seven & I Holdings Co., Ltd.	6,000	255,646
Seven Bank Ltd.	5,300	22,621
Shikoku Electric Power Co., Inc.	1,300	17,422
Shimadzu Corp.	2,000	31,377
Shimamura Co., Ltd.	200	24,966
Shimano, Inc.	600	94,096
Shimizu Corp.	5,000	42,347
Shin-Etsu Chemical Co., Ltd.	3,200	165,274
Shinsei Bank Ltd.	14,000	18,272
Shionogi & Co., Ltd.	2,300	108,103
Shiseido Co., Ltd.	2,600	57,923
Showa Shell Sekiyu K.K.	1,000	8,970
SMC Corp.	400	92,691
SoftBank Corp.	7,500	358,725
Sohgo Security Services Co. Ltd.	500	27,072
Sompo Japan Nipponkoa Holdings, Inc.	2,525	71,562
Sony Corp.	9,900	254,540
Sony Financial Holdings, Inc.	1,200	15,344
Stanley Electric Co., Ltd.	1,300	29,381
Sumitomo Chemical Co., Ltd.	12,000	54,317
Sumitomo Corp.	8,500	84,345
Sumitomo Dainippon Pharma Co., Ltd.	1,400	16,105
Sumitomo Electric Industries Ltd.	5,900	71,543
Sumitomo Heavy Industries Ltd.	5,000	20,638
Sumitomo Metal Mining Co., Ltd.	4,000	39,576
Sumitomo Mitsui Financial Group, Inc.	10,000	303,577
Sumitomo Mitsui Trust Holdings, Inc.	25,430	74,446
Sumitomo Realty & Development Co., Ltd.	3,000	87,694
Sumitomo Rubber Industries Ltd.	1,200	18,541
Suntory Beverage & Food Ltd.	1,000	44,987
Suruga Bank Ltd.	1,600	28,078
Suzuken Co., Ltd.	440	14,934
Suzuki Motor Corp.	2,800	74,868
Sysmex Corp.	1,200	75,019
T&D Holdings, Inc.	4,300	40,166
Taiheiyo Cement Corp.	8,000	18,413
Taisei Corp.	8,000	52,829
Taisho Pharmaceutical Holdings Co., Ltd.	300	23,777
Taiyo Nippon Sanso Corp.	1,000	9,502

	Number of Shares	Value†

Japan — (continued)
Takashimaya Co., Ltd.	2,000	$16,718
Takeda Pharmaceutical Co., Ltd.	6,200	282,662
TDK Corp.	900	49,937
Teijin Ltd.	6,000	20,894
Terumo Corp.	2,200	78,732
The Bank of Kyoto Ltd.	3,000	19,559
The Bank of Yokohama Ltd.~	8,000	36,359
The Chiba Bank Ltd.	5,000	24,903
The Chugoku Bank Ltd.	1,000	10,407
The Chugoku Electric Power Co., Inc.	2,100	28,332
The Dai-ichi Life Insurance Co., Ltd.	8,500	103,016
The Gunma Bank Ltd.	3,000	12,391
The Hachijuni Bank Ltd.	4,000	17,232
The Hiroshima Bank Ltd.	4,000	14,595
The Iyo Bank Ltd.	2,000	13,076
The Joyo Bank Ltd.	6,000	20,567
The Kansai Electric Power Co., Inc.*	5,900	52,202
The Shizuoka Bank Ltd.	4,000	28,841
The Yokohama Rubber Co., Ltd.	1,000	16,439
THK Co., Ltd.	1,000	18,408
Tobu Railway Co., Ltd.	9,000	44,868
Toho Co., Ltd.	900	23,658
Toho Gas Co., Ltd.	3,000	21,294
Tohoku Electric Power Co., Inc.	3,100	39,951
Tokio Marine Holdings, Inc.	5,400	182,455
Tokyo Electric Power Co., Inc.*	12,200	67,022
Tokyo Electron Ltd.	1,400	91,181
Tokyo Gas Co., Ltd.	17,000	79,245
Tokyo Tatemono Co., Ltd.	1,500	18,658
Tokyu Corp.	8,000	67,003
Tokyu Fudosan Holdings Corp.	4,000	27,150
TonenGeneral Sekiyu K.K.	2,000	18,090
Toppan Printing Co., Ltd.	4,000	33,537
Toray Industries, Inc.	11,000	93,876
Toshiba Corp.*	32,000	62,221
TOTO Ltd.	1,000	31,127
Toyo Seikan Group Holdings Ltd.	1,000	18,713
Toyo Suisan Kaisha Ltd.	600	21,538
Toyoda Gosei Co., Ltd.	400	7,714
Toyota Industries Corp.	1,200	53,892
Toyota Motor Corp.	21,100	1,119,047
Toyota Tsusho Corp.	1,800	40,637
Trend Micro, Inc.	800	29,280
Unicharm Corp.	3,000	65,296
United Urban Investment Corp.	19	30,691
USS Co., Ltd.	1,500	23,936
West Japan Railway Co.	1,300	80,271
Yahoo Japan Corp.	10,400	44,265
Yakult Honsha Co., Ltd.	700	30,969
Yamada Denki Co., Ltd.	5,300	25,053
Yamaguchi Financial Group, Inc.	2,000	18,158
Yamaha Corp.	1,200	36,098
Yamaha Motor Co., Ltd.	1,900	31,579
Yamato Holdings Co., Ltd.	2,800	55,824
Yamazaki Baking Co., Ltd.	1,000	21,048
Yaskawa Electric Corp.	2,000	23,065

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yokogawa Electric Corp.	2,000	$20,658

		20,708,101

Jersey — 0.1%
Randgold Resources Ltd.	741	67,418

Luxembourg — 0.2%
ArcelorMittal	14,042	63,349
Millicom International Cellular S.A.	489	26,675
RTL Group S.A.	294	24,874
SES S.A.	2,387	69,832
Tenaris S.A.	3,987	49,470

		234,200

Macau — 0.0%
Wynn Macau Ltd.	12,400	19,176

Netherlands — 4.9%
Aegon N.V.	13,628	74,897
AerCap Holdings N.V.*	696	26,977
Airbus Group N.V.	4,687	310,549
Akzo Nobel N.V.	1,986	135,380
Altice N.V. Class A*	2,890	51,336
Altice N.V. Class B*	694	12,467
ASML Holding N.V.	2,705	272,217
CNH Industrial N.V.	7,320	49,697
Gemalto N.V.	668	49,307
Heineken Holdings N.V.	733	57,067
Heineken N.V.	1,750	158,336
ING Groep N.V.	30,081	359,975
Koninklijke Ahold N.V.	6,540	146,897
Koninklijke Boskalis Westminster N.V.	654	25,632
Koninklijke DSM N.V.	1,465	80,547
Koninklijke KPN N.V.	25,159	105,355
Koninklijke Philips N.V.	7,261	206,818
Koninklijke Vopak N.V.	584	29,045
NN Group N.V.	1,720	56,149
NXP Semiconductors N.V.*	1,064	86,259
OCI N.V.*	783	15,299
QIAGEN N.V.*	1,520	33,799
Randstad Holding N.V.	923	51,053
Reed Elsevier N.V.	7,963	138,832
Royal Dutch Shell PLC, A Shares	31,948	771,413
Royal Dutch Shell PLC, B Shares	31,012	754,668
TNT Express N.V.*	3,470	31,131
Unilever N.V.	12,634	568,010
Wolters Kluwer N.V.	2,160	86,092

		4,745,204

New Zealand — 0.2%
Auckland International Airport Ltd.	7,482	33,245
Contact Energy Ltd.	7,262	25,096
Fletcher Building Ltd.	4,795	26,138
Meridian Energy Ltd.	7,526	13,615
Mighty River Power Ltd.	4,163	8,409
Ryman Healthcare Ltd.	2,831	16,336
Spark New Zealand Ltd.	16,634	41,933

		164,772

	Number of Shares	Value†

Norway — 0.6%
DNB ASA	7,620	$89,979
Gjensidige Forsikring ASA	1,418	24,157
Norsk Hydro ASA	10,203	41,919
Orkla ASA	6,430	58,158
Schibsted ASA	593	17,301
Schibsted ASA*	698	19,319
Statoil ASA	8,879	138,675
Telenor ASA	6,070	98,146
Yara International ASA	1,246	46,775

		534,429

Portugal — 0.1%
Banco Comercial Portugues S.A.	240,809	9,768
Banco Espirito Santo S.A.~	27,017	0
EDP - Energias de Portugal S.A.	16,826	59,740
Galp Energia SGPS, S.A.	2,726	34,230
Jeronimo Martins SGPS, S.A.*	2,107	34,443

		138,181

Singapore — 1.4%
Ascendas Real Estate Investment Trust	15,562	27,601
CapitaLand Commercial Trust Ltd.	16,000	17,463
CapitaLand Ltd.	18,000	40,938
CapitaLand Mall Trust	21,700	33,629
City Developments Ltd.	3,000	18,164
ComfortDelGro Corp. Ltd.	14,000	30,343
DBS Group Holdings Ltd.	13,707	156,150
Genting Singapore PLC	54,000	33,431
Global Logistic Properties Ltd.	26,000	37,083
Golden Agri-Resources Ltd.	65,000	19,775
Hutchison Port Holdings Trust	35,100	17,563
Jardine Cycle & Carriage Ltd.	1,111	32,989
Jardine Matheson Holdings Ltd.	2,000	114,079
Keppel Corp. Ltd.	11,600	50,153
Oversea-Chinese Banking Corp. Ltd.	24,017	157,400
Sembcorp Industries Ltd.	9,000	20,143
SembCorp Marine Ltd.	7,000	8,556
Singapore Airlines Ltd.	4,000	33,893
Singapore Exchange Ltd.	6,000	35,356
Singapore Press Holdings Ltd.	10,000	29,661
Singapore Technologies Engineering Ltd.	12,000	28,737
Singapore Telecommunications Ltd.	63,000	178,331
StarHub Ltd.	5,000	12,432
Suntec Real Estate Investment Trust	16,000	19,883
United Overseas Bank Ltd.	9,609	134,411
UOL Group Ltd.	4,210	18,750
Wilmar International Ltd.	17,000	42,392

		1,349,306

South Africa — 0.1%
Mediclinic International PLC	2,866	36,801
Mondi PLC	2,860	54,692

		91,493

Spain — 3.0%
Abertis Infraestructuras S.A.	3,580	58,782
ACS Actividades de Construccion y Servicios S.A.	1,447	43,034
Aena S.A. ADR*144A @	488	62,922

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Amadeus IT Holding S.A.	3,406	$145,654
Banco Bilbao Vizcaya Argentaria S.A.	49,956	329,874
Banco de Sabadell S.A.	38,708	69,514
Banco Popular Espanol S.A.	13,837	35,911
Banco Santander S.A.	113,375	497,931
Bankia S.A.*	36,141	34,023
Bankinter S.A.	4,820	33,961
CaixaBank	20,565	60,617
Caixabank S.A.~	326	963
Distribuidora Internacional de Alimentacion S.A.	4,084	21,161
Enagas S.A.	1,740	52,226
Endesa S.A.	2,463	47,199
Ferrovial S.A.	3,554	76,272
Gas Natural SDG S.A.	2,914	58,830
Grifols SA	2,504	55,632
Iberdrola S.A.	42,328	281,776
Inditex S.A.	8,480	284,247
Mapfre S.A.	8,177	17,599
Red Electrica Corp. S.A.	908	78,656
Repsol S.A.	9,041	101,657
Telefonica S.A.	34,805	389,003
Zardoya Otis S.A.	1,605	18,630

		2,856,074

Sweden — 2.8%
Alfa Laval AB	2,088	34,103
Assa Abloy AB	7,585	149,330
Atlas Copco AB, A Shares	3,255	76,601
Atlas Copco AB, B Shares	5,275	132,389
Boliden AB	1,883	30,037
Electrolux AB, B Shares	1,720	45,167
Getinge AB, B Shares	1,448	33,310
Hennes & Mauritz AB, B Shares	7,381	245,670
Hexagon AB, B Shares	2,081	80,879
Husqvarna AB, B Shares	2,834	20,695
ICA Gruppen AB	521	17,220
Industrivarden AB, C Shares	1,227	20,883
Investment AB Kinnevik, B Shares	1,832	51,894
Investor AB, B Shares	3,414	120,682
Lundin Petroleum AB*	1,488	25,152
Nordea Bank AB	24,214	232,258
Sandvik AB	8,213	84,823
Securitas AB, B Shares	1,984	32,808
Skandinaviska Enskilda Banken AB, A Shares	12,133	115,703
Skanska AB, B Shares	2,985	68,091
SKF AB, B Shares	3,338	60,173
Svenska Cellulosa AB SCA, B Shares	4,703	146,690
Svenska Handelsbanken AB	11,485	145,700
Swedbank AB, A Shares	7,333	157,487
Swedish Match AB	1,496	50,712
Tele2 AB, B Shares	2,927	27,091
Telefonaktiebolaget LM Ericsson, B Shares	23,658	236,881
TeliaSonera AB	21,208	109,891
Volvo AB, B Shares	11,928	130,644

		2,682,964

	Number of Shares	Value†

Switzerland — 9.1%
ABB Ltd.*	16,886	$328,961
Actelion Ltd.*	835	124,615
Adecco S.A.	1,364	88,730
Aryzta AG*	739	30,539
Baloise Holding AG	408	51,788
Barry Callebaut AG	17	18,431
Chocoladefabriken Lindt & Spruengli AG	1	74,800
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	43,372
Cie Financiere Richemont S.A.	4,087	269,948
Coca-Cola HBC AG*	1,371	29,074
Credit Suisse Group AG	13,912	196,465
Dufry AG*	317	38,932
EMS-Chemie Holding AG	65	33,659
Galenica AG	31	46,521
Geberit AG	283	105,741
Givaudan S.A.	74	145,025
Glencore PLC	91,641	206,051
Holcim Ltd.	3,404	159,851
Julius Baer Group Ltd.*	1,649	70,671
Kuehne + Nagel International AG	444	63,100
Lonza Group AG	392	66,264
Nestle S.A.	24,774	1,848,655
Novartis AG	17,670	1,278,459
Pargesa Holding S.A.	272	17,336
Partners Group Holding AG	113	45,398
Roche Holding AG	5,456	1,339,668
Schindler Holding AG	145	26,552
Schindler Holding AG, Participation Certificates	349	64,296
SGS S.A.	43	90,798
Sika AG	18	71,255
Sonova Holding AG	427	54,496
STMicroelectronics N.V.	4,919	27,380
Sulzer AG	62	6,148
Swiss Life Holding AG*	234	62,096
Swiss Prime Site AG*	430	37,885
Swiss Re AG	2,781	256,797
Swisscom AG	202	109,637
Syngenta AG	723	299,826
The Swatch Group AG	253	87,287
The Swatch Group AG, Registered Shares	366	24,628
UBS Group AG*	28,612	460,254
Wolseley PLC	2,086	117,752
Zurich Insurance Group AG*	1,170	271,336

		8,790,477

United Kingdom — 16.1%
3i Group PLC	6,896	45,091
Aberdeen Asset Management PLC	7,687	30,514
Admiral Group PLC	1,518	43,128
Aggreko PLC	2,157	33,310
Anglo American PLC	10,459	82,462
Antofagasta PLC*	3,403	22,870
ARM Holdings PLC	11,309	164,673
Ashtead Group PLC	3,679	45,557
Associated British Foods PLC	2,872	137,791

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
AstraZeneca PLC	9,905	$553,012
Auto Trader Group PLC144A @	5,884	32,921
Aviva PLC	32,002	208,955
Babcock International Group PLC	1,759	23,953
BAE Systems PLC	25,041	182,656
Barclays PLC	131,262	281,766
Barratt Developments PLC	7,726	62,024
Berkeley Group Holdings Plc	1,009	46,524
BHP Billiton PLC	16,770	187,796
BP PLC	145,363	727,302
British American Tobacco PLC	14,523	849,243
BT Group PLC	64,921	409,920
Bunzl PLC	2,435	70,631
Burberry Group PLC	3,582	70,027
Capita PLC*	4,936	73,692
Carnival PLC	1,381	74,179
Centrica PLC	39,110	127,767
Cobham PLC	8,466	26,363
Compass Group PLC	12,645	222,910
Croda International PLC	956	41,627
Diageo PLC	19,654	529,950
Direct Line Insurance Group PLC	9,937	52,708
Dixons Carphone PLC	7,844	47,938
easyJet PLC	1,334	29,034
Fiat Chrysler Automobiles N.V.*	7,378	59,539
Fresnillo PLC	1,200	16,388
G4S PLC	12,521	34,167
GKN PLC	13,828	57,253
GlaxoSmithKline PLC	38,013	769,504
Hammerson PLC	6,570	54,503
Hargreaves Lansdown PLC	1,892	36,436
HSBC Holdings PLC	151,793	943,992
ICAP PLC	4,325	29,416
IMI PLC	1,958	26,744
Imperial Tobacco Group PLC	7,532	417,025
Inmarsat PLC	3,494	49,286
Intercontinental Hotels Group PLC	1,943	79,947
International Consolidated Airlines Group S.A. (London Main Market Exchange)	2,764	21,918
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)	3,606	28,693
Intertek Group PLC	1,257	57,074
Intu Properties PLC	8,310	37,261
Investec PLC	4,543	33,325
ITV PLC	30,751	106,260
J. Sainsbury PLC	9,762	38,684
Johnson Matthey PLC	1,520	59,752
Kingfisher PLC	18,641	100,542
Land Securities Group PLC	6,374	100,502
Legal & General Group PLC	47,123	158,778
Lloyds Banking Group PLC	447,156	435,528
London Stock Exchange Group PLC	2,429	98,120
Marks & Spencer Group PLC	12,979	75,633
Meggitt PLC	5,739	33,456
Merlin Entertainments PLC144A @	5,527	36,746
National Grid PLC	29,117	411,986

	Number of Shares	Value†

United Kingdom — (continued)
Next PLC	1,131	$87,586
Old Mutual PLC	38,468	106,253
Pearson PLC	6,696	83,918
Persimmon PLC	2,549	76,167
Petrofac Ltd.	1,906	25,154
Provident Financial PLC	1,152	48,961
Prudential PLC	20,038	372,875
Reckitt Benckiser Group PLC	4,949	477,362
Reed Elsevier PLC	8,553	158,667
Rexam PLC	5,992	54,468
Rio Tinto PLC	9,512	266,627
Rolls-Royce Holdings PLC	13,840	135,262
Royal Bank of Scotland Group PLC*	25,364	80,878
Royal Mail PLC	7,054	48,641
RSA Insurance Group PLC	7,501	51,118
SABMiller PLC*	7,565	462,052
Schroders PLC	1,078	41,443
Segro PLC	6,438	37,869
Severn Trent PLC	1,743	54,296
Sky PLC	7,899	116,072
Smith & Nephew PLC	7,021	115,514
Smiths Group PLC	3,378	52,089
Sports Direct International PLC*	2,156	11,695
SSE PLC	7,972	170,603
St James’s Place PLC	4,100	53,908
Standard Chartered PLC	24,957	168,784
Standard Life PLC	16,040	81,794
Tate & Lyle PLC	3,269	27,094
Taylor Wimpey PLC	25,341	69,063
Tesco PLC	64,072	175,972
The British Land Co. PLC	7,994	80,243
The Sage Group PLC	8,870	79,975
The Weir Group PLC	1,674	26,598
Travis Perkins PLC	2,061	53,989
Unilever PLC	10,072	454,173
United Utilities Group PLC	5,606	74,207
Vodafone Group PLC	206,585	656,454
W.M. Morrison Supermarkets PLC	17,966	51,165
Whitbread PLC	1,474	83,673
William Hill PLC	7,259	33,963
Worldpay Group PLC*144A @	8,553	33,697
WPP PLC	10,017	233,150

		15,520,224

TOTAL COMMON STOCKS (Cost $80,816,685)		91,893,381

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	477	38,081
Fuchs Petrolub S.E.	598	26,646
Henkel AG & Co. KGaA	1,395	153,461
Porsche Automobil Holding S.E.	1,203	62,177
Volkswagen AG	1,455	184,680
TOTAL PREFERRED STOCKS (Cost $395,757)		465,045

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V. 02/27/13 0.000%, 12/31/49 (Cost $0)	$0	$0

TOTAL INVESTMENTS — 96.1% (Cost $81,212,442)(a)		$92,358,426

Other Assets & Liabilities — 3.9%		3,736,949

TOTAL NET ASSETS — 100.0%		$96,095,375

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2016 is $68,003.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $81,669,337. Net unrealized appreciation was $10,689,089. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $27,751,508 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $17,062,419.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$464,430
Aerospace & Defense	1.0%	886,823
Agriculture	1.9%	1,741,264
Airlines	0.3%	238,173
Apparel	0.9%	854,216
Auto Manufacturers	3.6%	3,324,363
Auto Parts & Equipment	1.3%	1,233,822
Banks	11.9%	10,922,304
Beverages	2.8%	2,616,266
Biotechnology	0.4%	369,143
Building & Real Estate	0.2%	207,254
Building Materials	1.3%	1,177,577
Building-Maintenance Service	0.1%	52,419
Chemicals	3.6%	3,327,849
Commercial Services	1.7%	1,588,833
Computers	0.5%	427,017
Cosmetics & Personal Care	0.8%	755,100
Distribution & Wholesale	0.9%	844,588
Diversified	— %+	27,601
Diversified Financial Services	2.0%	1,796,171
Diversified Operations	0.3%	241,291
Electric	2.7%	2,472,225

Electrical Components & Equipment	1.1%	971,936
Electronics	1.3%	1,196,486
Energy-Alternate Sources	0.3%	230,203
Engineering & Construction	1.3%	1,239,814
Entertainment	0.4%	334,216
Environmental Control	— %+	18,222
Food	5.7%	5,268,615
Forest Products & Paper	0.4%	339,280
Gas	1.0%	911,694
Hand & Machine Tools	0.4%	406,161
Healthcare Products	1.1%	1,020,826
Healthcare Services	0.3%	286,056
Holding Companies	0.4%	330,377
Home Builders	0.3%	307,029
Home Furnishings	0.5%	458,200
Hotels & Resorts	0.3%	230,394
Household Products & Wares	0.7%	615,721
Industrial	0.1%	135,262
Insurance	5.7%	5,257,192
Internet	0.4%	353,536
Investment Companies	0.3%	275,939
Iron & Steel	0.4%	389,828
Leisure Time	0.3%	320,027
Lodging	0.3%	266,074
Machinery - Construction & Mining	0.4%	348,968
Machinery - Diversified	1.1%	977,502
Media	1.3%	1,164,574
Metal Fabricate/Hardware	0.3%	303,802
Mining	1.8%	1,646,953
Miscellaneous Manufacturing	1.2%	1,131,972
Mixed Industrial/Office	0.5%	485,333
Office & Business Equipment	0.4%	333,804
Oil & Gas	4.5%	4,126,101
Oil & Gas Services	0.1%	91,847
Packaging and Containers	0.2%	172,790
Pharmaceuticals	8.5%	7,835,464
Pipelines	0.1%	59,034
Real Estate	1.8%	1,633,865
Real Estate Investment Trusts	1.1%	1,010,280
Real Estate Management Services	0.1%	124,828
Retail	2.9%	2,709,422
Semiconductors	0.9%	809,142
Shipbuilding	— %+	22,356
Software	1.2%	1,063,010
Storage & Warehousing	— %+	13,118
Telecommunications	5.8%	5,333,598
Textiles	0.2%	144,100
Toys, Games & Hobbies	0.2%	143,561
Transportation	2.1%	1,935,286
Unknown	1.3%	1,237,029
Venture Capital	— %+	45,091
Water	0.3%	258,734
	100.0%	$91,893,381

+	Rounded.

PENN SERIES FUNDS, INC.

DEVELOPED INTERNATIONAL INDEX FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$6,585,397	$—	$6,585,397	$—
Austria	168,605	—	168,605	—
Belgium	1,349,946	—	1,349,946	—
China	92,182	—	92,182	—
Denmark	1,856,687	—	1,856,687	—
Finland	914,515	—	914,515	—
France	8,759,477	119	8,759,358	—
Germany	8,000,331	—	8,000,331	—
Hong Kong	2,837,675	41,559	2,796,116	—
Ireland	905,432	22,056	883,376	—
Israel	641,106	70,288	570,818	—
Italy	1,880,009	—	1,880,009	—
Japan	20,708,101	—	20,708,101	—
Jersey	67,418	—	67,418	—
Luxembourg	234,200	—	234,200	—
Macau	19,176	—	19,176	—
Netherlands	4,745,204	177,039	4,568,165	—
New Zealand	164,772	—	164,772	—
Norway	534,429	—	534,429	—
Portugal	138,181	—	138,181	—
Singapore	1,349,306	17,563	1,331,743	—
South Africa	91,493	—	91,493	—
Spain	2,856,074	—	2,856,074	—
Sweden	2,682,964	—	2,682,964	—
Switzerland	8,790,477	—	8,790,477	—
United Kingdom	15,520,224	—	15,520,224	—
PREFERRED STOCKS
Germany	465,045	—	465,045	—
WARRANTS	—	—	—	—

TOTAL INVESTMENTS	$92,358,426	$328,624	$92,029,802	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

$1,223,993 was transferred from Level 1 into Level 2 at 3/31/16 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 97.3%
Australia — 4.3%
CSL Ltd.	117,680	$9,145,056
Ramsay Health Care Ltd.	133,269	6,257,293

		15,402,349

Canada — 2.0%
Alimentation Couche Tard, Inc., Class B	161,038	7,166,888

Denmark — 3.0%
Coloplast A/S, B Shares	47,357	3,583,648
Novo Nordisk A/S, B Shares	133,487	7,228,800

		10,812,448

France — 6.8%
Air Liquide S.A.	41,208	4,623,173
Bureau Veritas S.A.	176,050	3,914,200
Essilor International S.A.	53,023	6,533,285
Hermes International	11,953	4,202,944
L’Oreal S.A.	27,848	4,981,639

		24,255,241

Germany — 4.7%
Bayer AG	59,048	6,919,278
SAP S.E.	123,444	9,933,362

		16,852,640

Hong Kong — 2.1%
Cheung Kong Infrastructure Holdings Ltd.	393,181	3,845,012
Link REIT	631,432	3,751,117

		7,596,129

India — 9.5%
HDFC Bank Ltd.~	913,560	17,308,149
HDFC Bank Ltd. ADR	5,991	369,225
Housing Development Finance Corp., Ltd.	755,034	12,599,335
ITC Ltd.	728,854	3,611,191

		33,887,900

Ireland — 3.3%
Accenture PLC, Class A	58,917	6,799,022
Paddy Power Betfair PLC	36,384	5,074,807

		11,873,829

Japan — 4.6%
Daito Trust Construction Co., Ltd.	37,761	5,355,881
Japan Tobacco, Inc.	169,800	7,067,527
Unicharm Corp.	178,200	3,878,582

		16,301,990

Netherlands — 4.7%
ABN AMRO Group N.V.	171,870	3,518,279
Unilever N.V.	298,346	13,413,292

		16,931,571

South Africa — 1.6%
Naspers Ltd., N Shares	40,447	5,638,302

Spain — 1.5%
Grifols SA	237,319	5,272,614

Switzerland — 11.8%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,075	6,660,737

	Number of Shares	Value†

Switzerland — (continued)
Nestle S.A.	221,380	$16,519,546
Roche Holding AG	59,986	14,728,979
UBS Group AG*	269,794	4,339,916

		42,249,178

United Kingdom — 23.3%
British American Tobacco PLC	400,430	23,415,450
Diageo PLC	201,582	5,435,451
Domino’s Pizza Group PLC	355,359	5,142,371
Imperial Brands PLC	162,539	8,999,310
Lloyds Banking Group PLC	5,349,972	5,210,848
Persimmon PLC	212,929	6,362,564
Reckitt Benckiser Group PLC	173,691	16,753,598
SABMiller PLC	198,473	12,122,266

		83,441,858

United States — 14.1%
Alphabet, Inc., Class C*	13,190	9,825,891
MasterCard, Inc., Class A	58,506	5,528,817
PayPal Holdings, Inc.*	202,075	7,800,095
Philip Morris International, Inc.	200,230	19,644,565
The Priceline Group, Inc.*	6,077	7,833,010

		50,632,378

TOTAL COMMON STOCKS (Cost $273,679,372)		348,315,315

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,849,512)	7,849,512	7,849,512

TOTAL INVESTMENTS — 99.5% (Cost $281,528,884)(a)		$356,164,827

Other Assets & Liabilities — 0.5%		1,765,138

TOTAL NET ASSETS — 100.0%		$357,929,965

~	Fair valued security. The total market value of fair valued securities at March 31, 2016 is $17,308,149.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $282,083,388. Net unrealized appreciation was $74,081,439. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $100,547,513 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $26,466,074.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 03/31/2016††
United Kingdom	23%
United States	16
Switzerland	12
India	10
France	7
Germany	5
Netherlands	5
Other	22

Total	100%

††%	of total investments as of March 31, 2016

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	18.0%	$62,738,043
Apparel	1.2%	4,202,944
Banks	8.8%	30,746,417
Beverages	5.0%	17,557,717
Biotechnology	2.6%	9,145,056
Building & Real Estate	1.8%	6,362,564
Chemicals	2.0%	6,919,278
Commercial Services	3.4%	11,714,295
Computers	2.0%	6,799,022
Cosmetics & Personal Care	2.6%	8,860,221
Diversified Financial Services	5.2%	18,128,152
Entertainment	1.5%	5,074,807
Food	10.5%	36,593,575
Gas	1.3%	4,623,173
Healthcare Products	2.9%	10,116,933
Healthcare Services	1.8%	6,257,293
Household Products & Wares	4.8%	16,753,598
Internet	5.1%	17,658,901
Investment Companies	1.1%	3,845,012
Media	1.6%	5,638,302
Pharmaceuticals	6.3%	21,957,779
Real Estate	1.5%	5,355,881
Real Estate Investment Trusts	1.1%	3,751,117
Retail	3.5%	12,309,259
Software	2.9%	9,933,362
Unknown	1.5%	5,272,614

	100.0%	$348,315,315

PENN SERIES FUNDS, INC.

INTERNATIONAL EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$15,402,349	$—	$15,402,349	$—
Canada	7,166,888	7,166,888	—	—
Denmark	10,812,448	—	10,812,448	—
France	24,255,241	—	24,255,241	—
Germany	16,852,640	—	16,852,640	—
Hong Kong	7,596,129	—	7,596,129	—
India	33,887,900	369,225	33,518,675	—
Ireland	11,873,829	6,799,022	5,074,807	—
Japan	16,301,990	—	16,301,990	—
Netherlands	16,931,571	—	16,931,571	—
South Africa	5,638,302	—	5,638,302	—
Spain	5,272,614	—	5,272,614	—
Switzerland	42,249,178	—	42,249,178	—
United Kingdom	83,441,858	—	83,441,858	—
United States	50,632,378	50,632,378	—	—
SHORT-TERM INVESTMENTS	7,849,512	7,849,512	—	—
TOTAL INVESTMENTS	$356,164,827	$72,817,025	$283,347,802	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

$15,364,795 was transferred from Level 1 into Level 2 at 3/31/16 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 94.9%
Argentina — 0.9%
MercadoLibre, Inc.	10,685	$1,259,227

Austria — 1.6%
Erste Group Bank AG*	58,981	1,655,426
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,572	603,538

		2,258,964

Brazil — 2.7%
BRF S.A.	129,085	1,844,200
Raia Drogasil S.A.	81,538	1,183,051
Ultrapar Participacoes S.A.	42,425	821,445

		3,848,696

Chile — 0.6%
S.A.C.I. Falabella	124,389	868,718

China — 11.6%
Alibaba Group Holding Ltd. ADR*	13,000	1,027,390
Bank of China Ltd., Class H	4,757,000	1,974,946
China Construction Bank Corp., Class H	4,030,930	2,580,418
China Machinery Engineering Corp.	406,000	284,159
China Pacific Insurance Group Co. Ltd., Class H	361,800	1,358,724
Chongqing Changan Automobile Co. Ltd., Class B	151,200	282,707
CRCC High-Tech Equipment Corp. Ltd.*	649,000	361,446
Huadian Power International Corp. Ltd., Class H	602,000	384,114
JD.Com, Inc. ADR*	33,822	896,283
NetEase, Inc. ADR	2,503	359,381
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	622,000	253,505
Shenzhou International Group Holdings Ltd.	144,000	784,442
Sihuan Pharmaceutical Holdings Group Ltd.	619,000	177,146
TAL Education Group ADR*	9,067	450,449
Tencent Holdings Ltd.	277,600	5,675,357

		16,850,467

Colombia — 0.3%
Grupo de Inversiones Suramericana S.A.	31,670	415,862

Czech Republic — 1.2%
Komercni Banka, A.S.	8,038	1,774,078

Egypt — 0.4%
Commercial International Bank Egypt SAE	146,444	632,945

Hong Kong — 5.9%
AIA Group Ltd.	301,600	1,714,301
China Mengniu Dairy Co. Ltd.	298,000	474,585
China Mobile Ltd.	297,500	3,294,803
China Overseas Land & Investment Ltd.	274,000	867,805
China Taiping Insurance Holdings Co. Ltd.*	206,000	453,704
China Unicom Hong Kong Ltd.	596,000	784,946
CSPC Pharmaceutical Group Ltd.	538,000	486,974
Shenzhen International Holdings Ltd.	283,000	459,368

		8,536,486

	Number of Shares	Value†

India — 10.0%
Ashok Leyland Ltd.	1,346,404	$2,207,487
Bharat Petroleum Corp. Ltd.	86,012	1,174,231
Glenmark Pharmaceuticals Ltd.	71,547	858,824
HDFC Bank Ltd.~	104,601	1,981,752
IndusInd Bank Ltd.	106,534	1,556,272
Larsen & Toubro Ltd.	70,822	1,301,004
Marico Ltd.	267,680	987,338
Maruti Suzuki India Ltd.	21,054	1,181,923
Shree Cement Ltd.	8,057	1,510,753
Shriram Transport Finance Co. Ltd.	117,823	1,695,353
Zee Entertainment Enterprises Ltd.	7,548	44,104

		14,499,041

Indonesia — 3.7%
AKR Corporindo Tbk PT	641,500	336,031
Bank Negara Indonesia Persero Tbk PT	450,100	176,452
Bumi Serpong Damai Tbk PT	860,300	118,981
Jasa Marga Persero Tbk PT	1,234,300	502,320
Kalbe Farma Tbk PT	4,546,400	495,052
Link Net Tbk PT*	1,821,800	563,827
Matahari Department Store Tbk PT	1,031,900	1,427,908
Surya Citra Media Tbk PT	2,021,500	478,189
United Tractors Tbk PT	417,600	481,701
Xl Axiata Tbk PT*	2,676,300	806,863

		5,387,324

Japan — 0.7%
Nexon Co. Ltd.	61,200	1,043,730

Mexico — 7.2%
Alfa S.A.B. de C.V.	624,672	1,257,143
Cemex S.A.B. de C.V. ADR*	297,709	2,167,321
El Puerto de Liverpool S.A.B de C.V.	54,128	639,524
Fomento Economico Mexicano S.A.B. de C.V. ADR	33,222	3,199,611
Grupo Financiero Banorte S.A.B. de C.V., Series O	402,118	2,278,812
Mexichem S.A.B. de C.V.	343,449	840,873

		10,383,284

Netherlands — 1.1%
Steinhoff International Holdings NV	252,285	1,653,074

Pakistan — 1.1%
Lucky Cement Ltd.	149,800	769,739
United Bank Ltd.	579,900	836,980

		1,606,719

Panama — 0.5%
Copa Holdings S.A., Class A	10,560	715,440

Peru — 1.7%
Cia de Minas Buenaventura S.A. ADR*	47,175	347,208
Credicorp Ltd.	16,308	2,136,511

		2,483,719

Philippines — 4.3%
Ayala Corp.	5,300	86,338
BDO Unibank, Inc.	273,650	607,708
DMCI Holdings, Inc.	2,560,650	745,284

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Philippines — (continued)
International Container Terminal Services, Inc.	373,510	$548,866
LT Group, Inc.	1,786,250	605,547
Metro Pacific Investments Corp.	7,475,700	954,078
Metropolitan Bank & Trust Co.	713,133	1,276,763
SM Investments Corp.	69,730	1,437,256

		6,261,840

Poland — 3.1%
Bank Pekao S.A.	22,769	1,003,845
CCC S.A.	22,631	967,837
Eurocash S.A.	51,474	735,166
LPP S.A.	376	553,489
PKP Cargo S.A.	26,918	308,971
Polski Koncern Naftowy Orlen S.A.	43,823	866,875

		4,436,183

Portugal — 0.9%
Jeronimo Martins SGPS, S.A.*	82,831	1,354,039

Russia — 1.9%
Mail.Ru Group Ltd. GDR*	47,370	1,027,929
X5 Retail Group N.V. GDR*	40,194	850,486
Yandex NV, Class A*	60,068	920,242

		2,798,657

Slovakia — 0.1%
Innocean Worldwide Inc.	1,573	110,902

South Africa — 4.7%
Life Healthcare Group Holdings Ltd.	307,360	741,865
MTN Group Ltd.	111,915	1,022,052
Naspers Ltd., N Shares	19,265	2,685,536
Sasol Ltd.	35,235	1,045,579
Vodacom Group Ltd.	115,739	1,257,168

		6,752,200

South Korea — 10.7%
Amorepacific Corp.	3,954	1,337,128
Cosmax, Inc.	3,524	386,709
Coway Co. Ltd.	15,610	1,314,782
Hotel Shilla Co. Ltd.	9,455	550,429
Hyundai Development Co.	19,540	785,727
Kia Motors Corp.	22,268	940,623
Korea Aerospace Industries Ltd.	15,943	908,668
Korea Electric Power Corp.	20,430	1,070,235
LG Chem Ltd.	3,696	1,060,719
LIG Nex1 Co. Ltd.	4,043	373,505
NAVER Corp.	2,083	1,160,793
Samsung Electronics Co. Ltd.	3,178	3,647,095
Samsung Fire & Marine Insurance Co. Ltd.	2,006	518,083
SK Holdings Co. Ltd.	6,565	1,281,255
SK Telecom Co. Ltd.	498	90,242

		15,425,993

Spain — 0.3%
Cemex Latam Holdings S.A.*	100,545	422,217

	Number of Shares	Value†

Switzerland — 0.7%
DKSH Holding AG*	15,614	$1,067,958

Taiwan — 10.6%
Advanced Semiconductor Engineering, Inc.	1,002,000	1,160,639
Advanced Semiconductor Engineering, Inc. ADR	9,768	57,143
Catcher Technology Co. Ltd.	131,000	1,073,644
Chailease Holding Co. Ltd.	459,540	800,449
Delta Electronics, Inc.	184,242	812,192
Eclat Textile Co. Ltd.	63,314	834,193
Formosa Plastics Corp.	172,000	426,489
Fubon Financial Holding Co. Ltd.	660,310	841,034
Hon Hai Precision Industry Co. Ltd.	715,400	1,883,117
PChome Online, Inc.	39,000	428,978
Pegatron Corp.	409,000	952,151
Taiwan Mobile Co. Ltd.	177,000	574,643
Taiwan Semiconductor Manufacturing Co. Ltd.	822,769	4,103,835
Uni-President Enterprises Corp.	753,962	1,324,004

		15,272,511

Thailand — 1.8%
BTS Rail Mass Transit Growth Infrastructure Fund	1,796,433	587,237
Central Pattana PCL	291,400	426,580
Kasikornbank PCL NVDR	59,500	292,169
Land and Houses PCL NVDR	1,986,400	504,139
Minor International PCL NVDR	728,670	764,967

		2,575,092

Turkey — 1.3%
Arcelik A.S.	145,494	989,238
Ulker Biskuvi Sanayi A.S.*	110,992	823,064

		1,812,302

United Kingdom — 0.9%
Mondi PLC	71,023	1,358,706

United States — 2.4%
Samsonite International S.A.	735,600	2,463,936
Yum! Brands, Inc.	12,338	1,009,865

		3,473,801

TOTAL COMMON STOCKS (Cost $123,305,758)		137,340,175

PREFERRED STOCKS — 4.5%
Brazil — 2.8%
Banco Bradesco S.A.	223,869	1,678,558
Itau Unibanco Holding S.A.	201,142	1,740,305
Telefonica Brasil S.A.	52,000	650,787

		4,069,650

Colombia — 0.3%
Grupo de Inversiones Suramericana S.A.	28,696	368,776

South Korea — 1.4%
Samsung Electronics Co. Ltd.	2,165	2,096,107

TOTAL PREFERRED STOCKS (Cost $7,865,996)		6,534,533

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
RIGHTS — 0.0%
Taiwan — 0.0%
Fubon Financial, 4/13/2016*~ (Cost $0)	29,036	$0

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,371,417)	3,371,417	3,371,417

TOTAL INVESTMENTS — 101.8% (Cost $134,543,171)(a)		$147,246,125

Other Assets & Liabilities — (1.8)%		(2,555,516)

TOTAL NET ASSETS — 100.0%		$144,690,609

~	Fair valued security. The total market value of fair valued securities at March 31, 2016 is $1,981,752.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $135,994,638. Net unrealized appreciation was $11,251,487. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $28,974,796 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $17,723,309.

ADR — American Depository Receipt.

GDR — Global Depository Receipt.

NVDR — Non Voting Depository Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.9%	$1,178,860
Aerospace & Defense	0.9%	1,282,173
Airlines	0.5%	715,440
Apparel	1.6%	2,172,124
Auto Manufacturers	3.4%	4,612,740
Banks	15.1%	20,765,077
Beverages	2.8%	3,805,158
Building Materials	3.5%	4,870,030
Chemicals	2.3%	3,149,526
Commercial Services	1.4%	1,961,003
Computers	0.9%	1,281,255
Cosmetics & Personal Care	1.3%	1,723,837
Distribution & Wholesale	0.2%	336,031
Diversified Financial Services	2.4%	3,336,836
Electric	1.1%	1,454,349
Electrical Components & Equipment	1.3%	1,764,343
Electronics	1.4%	1,883,117
Engineering & Construction	2.5%	3,477,620
Food	5.4%	7,405,544
Forest Products & Paper	1.0%	1,358,706
Healthcare Services	0.5%	741,865
Holding Companies	0.9%	1,257,143
Home Builders	0.4%	504,139
Home Furnishings	2.9%	3,957,094
Hotels & Resorts	0.4%	550,429
Household Products & Wares	2.5%	3,451,274
Insurance	3.4%	4,648,350
Internet	9.4%	12,960,026
Investment Companies	0.3%	415,862
Lodging	0.2%	253,505
Machinery - Construction & Mining	0.4%	481,701
Media	2.3%	3,207,829
Metal Fabricate/Hardware	0.8%	1,073,644
Mining	0.3%	347,208
Oil & Gas	2.2%	3,086,685
Pharmaceuticals	1.5%	2,017,996
Real Estate	1.1%	1,499,704
Retail	6.0%	8,299,126
Semiconductors	6.5%	8,968,712
Software	1.0%	1,403,111
Telecommunications	5.7%	7,830,717
Transportation	0.7%	896,208
Water	0.7%	954,078

	100.0%	$137,340,175

PENN SERIES FUNDS, INC.

EMERGING MARKETS EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$1,259,227	$1,259,227	$—	$—
Austria	2,258,964	—	2,258,964	—
Brazil	3,848,696	3,848,696	—	—
Chile	868,718	868,718	—	—
China	16,850,467	2,910,649	13,939,818	—
Colombia	415,862	415,862	—	—
Czech Republic	1,774,078	—	1,774,078	—
Egypt	632,945	632,945	—	—
Hong Kong	8,536,486	—	8,536,486	—
India	14,499,041	—	14,499,041	—
Indonesia	5,387,324	—	5,387,324	—
Japan	1,043,730	—	1,043,730	—
Mexico	10,383,284	10,383,284	—	—
Netherlands	1,653,074	—	1,653,074	—
Pakistan	1,606,719	—	1,606,719	—
Panama	715,440	715,440	—	—
Peru	2,483,719	2,483,719	—	—
Philippines	6,261,840	—	6,261,840	—
Poland	4,436,183	—	4,436,183	—
Portugal	1,354,039	—	1,354,039	—
Russia	2,798,657	920,242	1,878,415	—
Slovakia	110,902	—	110,902	—
South Africa	6,752,200	—	6,752,200	—
South Korea	15,425,993	—	15,425,993	—
Spain	422,217	422,217	—	—
Switzerland	1,067,958	—	1,067,958	—
Taiwan	15,272,511	57,143	15,215,368	—
Thailand	2,575,092	—	2,575,092	—
Turkey	1,812,302	—	1,812,302	—
United Kingdom	1,358,706	—	1,358,706	—
United States	3,473,801	1,009,865	2,463,936	—
PREFERRED STOCKS	6,534,533	4,438,426	2,096,107	—
RIGHTS	—	—	—	—
SHORT-TERM INVESTMENTS	3,371,417	3,371,417	—	—

TOTAL INVESTMENTS	$147,246,125	$33,737,850	$113,508,275	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

$4,306,442 was transferred from Level 1 into Level 2 at 3/31/16 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Fair Value of Level 2 at 12/31/15 was $480,375 which was a result of valuing investments using third-party vendor modeling tools. An amount of $480,375 was transferred from Level 2 into Level 1 at 3/31/16 as a result of using quoted prices in active market for such foreign securities.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 2.5%
Entertainment — 0.6%
Gaming and Leisure Properties, Inc.	26,330	$814,124

Healthcare Services — 0.6%
Brookdale Senior Living, Inc.*	52,822	838,813

Hotels & Resorts — 0.8%
La Quinta Holdings Inc*	89,645	1,120,562

Lodging — 0.5%
Extended Stay America, Inc.	45,109	735,277

TOTAL COMMON STOCKS (Cost $4,422,974)		3,508,776

REAL ESTATE INVESTMENT TRUSTS — 96.3%
Apartments — 19.3%
American Campus Communities, Inc.	29,599	1,393,817
Apartment Investment & Management Co., Class A	128,875	5,389,552
Education Realty Trust, Inc.	35,370	1,471,392
Equity Residential	41,653	3,125,225
Essex Property Trust, Inc.	21,706	5,076,165
Mid-America Apartment Communities, Inc.	23,803	2,432,905
UDR, Inc.	206,645	7,962,032

		26,851,088

Building & Real Estate — 5.6%
National Retail Properties, Inc.	56,918	2,629,611
Spirit Realty Capital, Inc.	273,035	3,071,644
STORE Capital Corp.	78,610	2,034,427

		7,735,682

Diversified — 15.0%
American Tower Corp.	10,593	1,084,405
Digital Realty Trust, Inc.	30,011	2,655,673
Duke Realty Corp.	95,373	2,149,708
DuPont Fabros Technology, Inc.	26,028	1,054,915
Equinix, Inc.	20,023	6,621,806
Retail Properties of America, Inc. Class A	133,147	2,110,380
Vornado Realty Trust	56,143	5,301,584

		20,978,471

Healthcare — 11.4%
HCP, Inc.	157,428	5,129,004
Healthcare Trust of America, Inc., Class A	96,786	2,847,444
Omega Healthcare Investors, Inc.	113,068	3,991,301
Ventas, Inc.	62,749	3,950,677

		15,918,426

Hotels & Resorts — 2.6%
DiamondRock Hospitality Co.	87,450	884,994
Host Hotels & Resorts, Inc.	163,383	2,728,496

		3,613,490

Industrial — 2.6%
Prologis, Inc.	48,238	2,131,155
QTS Realty Trust, Inc., Class A	32,587	1,543,972

		3,675,127

	Number of Shares	Value†

Manufactured Homes — 1.5%
Sun Communities, Inc.	29,615	$2,120,730

Office Property — 7.6%
Alexandria Real Estate Equities, Inc.	6,980	634,412
Douglas Emmett, Inc.	75,055	2,259,906
Empire State Realty Trust, Inc., Class A	46,105	808,221
Kilroy Realty Corp.	65,307	4,040,544
SL Green Realty Corp.	29,357	2,844,106

		10,587,189

Regional Malls — 15.1%
General Growth Properties, Inc.	147,626	4,388,921
Pennsylvania Real Estate Investment Trust	79,838	1,744,460
Simon Property Group, Inc.	71,633	14,877,458

		21,010,839

Storage & Warehousing — 8.3%
CubeSmart	170,555	5,679,481
Public Storage	21,313	5,878,765

		11,558,246

Strip Centers — 7.3%
Brixmor Property Group, Inc.	143,685	3,681,210
DDR Corp.	242,673	4,317,153
Regency Centers Corp.	29,831	2,232,850

		10,231,213

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $117,575,500)		134,280,501

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,353,968)	2,353,968	2,353,968

TOTAL INVESTMENTS — 100.5% (Cost $124,352,442)(a)		$140,143,245

Other Assets & Liabilities — (0.5)%		(642,089)

TOTAL NET ASSETS — 100.0%		$139,501,156

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $124,538,448. Net unrealized appreciation was $15,604,797. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,757,297 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,152,500.

PENN SERIES FUNDS, INC.

REAL ESTATE SECURITIES FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$3,508,776	$3,508,776	$—	$—
REAL ESTATE INVESTMENT TRUSTS	134,280,501	134,280,501	—	—
SHORT-TERM INVESTMENTS	2,353,968	2,353,968	—	—

TOTAL INVESTMENTS	$140,143,245	$140,143,245	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 66.6%
Penn Series Flexibly Managed Fund*	56,448	$2,421,065
Penn Series Index 500 Fund*	185,210	3,026,331
Penn Series Large Cap Growth Fund*	89,536	1,210,532
Penn Series Large Cap Value Fund*	277,010	6,052,661
Penn Series Large Core Value Fund*	328,726	4,842,129
Penn Series Large Growth Stock Fund*	85,189	2,421,065
Penn Series Mid Cap Growth Fund*	86,839	1,210,532
Penn Series Mid Cap Value Fund*	179,960	3,631,597
Penn Series Mid Core Value Fund*	196,621	3,631,597
Penn Series Real Estate Securities Fund*	123,524	2,421,065
Penn Series Small Cap Growth Fund*	64,573	1,815,798
Penn Series Small Cap Index Fund*	36,862	605,266
Penn Series Small Cap Value Fund*	90,949	2,421,065
Penn Series SMID Cap Growth Fund*	97,205	1,815,798
Penn Series SMID Cap Value Fund*	147,195	3,026,331

TOTAL AFFILIATED EQUITY FUNDS (Cost $27,610,754)		40,552,832

AFFILIATED FIXED INCOME FUNDS — 2.0%
Penn Series Quality Bond Fund* (Cost $1,100,192)	87,593	1,210,532

AFFILIATED INTERNATIONAL EQUITY FUNDS — 30.8%
Penn Series Developed International Index Fund*	438,202	4,842,129
Penn Series Emerging Markets Equity Fund*	540,953	5,447,395
Penn Series International Equity Fund*	348,140	8,473,726

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $15,894,481)		18,763,250

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $48,848)	48,848	48,848

TOTAL INVESTMENTS — 99.5% (Cost $44,654,275)(a)		$60,575,462

Other Assets & Liabilities — 0.5%		311,234

TOTAL NET ASSETS — 100.0%		$60,886,696

*	Non-income producing security.
†	See Security Valuation Note.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $45,099,626. Net unrealized appreciation was $15,475,836. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,982,519 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $506,683.

PENN SERIES FUNDS, INC.

AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$40,552,832	$40,552,832	$—	$—
AFFILIATED FIXED INCOME FUNDS	1,210,532	1,210,532	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	18,763,250	18,763,250	—	—
SHORT-TERM INVESTMENTS	48,848	48,848	—	—

TOTAL INVESTMENTS	$60,575,462	$60,575,462	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 58.7%
Penn Series Flexibly Managed Fund*	331,112	$14,201,414
Penn Series Index 500 Fund*	579,413	9,467,609
Penn Series Large Cap Growth Fund*	350,133	4,733,805
Penn Series Large Cap Value Fund*	866,600	18,935,219
Penn Series Large Core Value Fund*	1,285,487	18,935,219
Penn Series Large Growth Stock Fund*	249,849	7,100,707
Penn Series Mid Cap Growth Fund*	339,584	4,733,805
Penn Series Mid Cap Value Fund*	586,448	11,834,512
Penn Series Mid Core Value Fund*	640,742	11,834,512
Penn Series Real Estate Securities Fund*	362,281	7,100,707
Penn Series Small Cap Growth Fund*	168,343	4,733,804
Penn Series Small Cap Index Fund*	288,295	4,733,805
Penn Series Small Cap Value Fund*	266,743	7,100,707
Penn Series SMID Cap Growth Fund*	253,416	4,733,805
Penn Series SMID Cap Value Fund*	460,487	9,467,609

TOTAL AFFILIATED EQUITY FUNDS (Cost $89,802,961)		139,647,239

AFFILIATED FIXED INCOME FUNDS — 15.9%
Penn Series High Yield Bond Fund*	647,875	7,100,707
Penn Series Limited Maturity Bond Fund*	607,417	7,100,707
Penn Series Quality Bond Fund*	1,712,665	23,669,023

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $34,030,812)		37,870,437

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.9%
Penn Series Developed International Index Fund*	1,499,395	16,568,317
Penn Series Emerging Markets Equity Fund*	1,410,270	14,201,414
Penn Series International Equity Fund*	1,166,920	28,402,828

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $47,609,825)		59,172,559

TOTAL INVESTMENTS — 99.5% (Cost $171,443,598)(a)		$236,690,235

Other Assets & Liabilities — 0.5%		1,106,312

TOTAL NET ASSETS — 100.0%		$237,796,547

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $172,999,445. Net unrealized appreciation was $63,690,791. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $65,540,119 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,849,328.

PENN SERIES FUNDS, INC.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$139,647,239	$139,647,239	$—	$—
AFFILIATED FIXED INCOME FUNDS	37,870,437	37,870,437	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	59,172,559	59,172,559	—	—

TOTAL INVESTMENTS	$236,690,235	$236,690,235	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 45.9%
Penn Series Flexibly Managed Fund*	550,238	$23,599,712
Penn Series Index 500 Fund*	618,982	10,114,162
Penn Series Large Cap Growth Fund*	249,363	3,371,387
Penn Series Large Cap Value Fund*	925,781	20,228,325
Penn Series Large Core Value Fund*	1,373,274	20,228,325
Penn Series Large Growth Stock Fund*	237,255	6,742,775
Penn Series Mid Cap Growth Fund*	483,700	6,742,775
Penn Series Mid Cap Value Fund*	501,197	10,114,162
Penn Series Mid Core Value Fund*	912,666	16,856,937
Penn Series Real Estate Securities Fund*	344,019	6,742,775
Penn Series Small Cap Growth Fund*	119,893	3,371,388
Penn Series Small Cap Index Fund*	410,644	6,742,775
Penn Series Small Cap Value Fund*	379,946	10,114,162
Penn Series SMID Cap Growth Fund*	180,481	3,371,387
Penn Series SMID Cap Value Fund*	327,956	6,742,775

TOTAL AFFILIATED EQUITY FUNDS (Cost $99,494,840)		155,083,822

AFFILIATED FIXED INCOME FUNDS — 35.0%
Penn Series High Yield Bond Fund*	1,230,433	13,485,550
Penn Series Limited Maturity Bond Fund*	1,730,396	20,228,324
Penn Series Quality Bond Fund*	6,098,747	84,284,686

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $103,694,046)		117,998,560

AFFILIATED INTERNATIONAL EQUITY FUNDS — 18.0%
Penn Series Developed International Index Fund*	1,525,515	16,856,937
Penn Series Emerging Markets Equity Fund*	1,339,181	13,485,550
Penn Series International Equity Fund*	1,246,610	30,342,487

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $46,578,695)		60,684,974

AFFILIATED MONEY MARKET FUND — 1.0%
Penn Series Money Market Fund (Cost $3,328,492)	3,328,492	3,328,492

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $48,743)	48,743	48,743

TOTAL INVESTMENTS — 99.9% (Cost $253,144,816)(a)		$337,144,591

Other Assets & Liabilities — 0.1%		482,100

TOTAL NET ASSETS — 100.0%		$337,626,691

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $254,545,849. Net unrealized appreciation was $82,598,742. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $84,383,713 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,784,971.

PENN SERIES FUNDS, INC.

MODERATE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$155,083,822	$155,083,822	$—	$—
AFFILIATED FIXED INCOME FUNDS	117,998,560	117,998,560	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	60,684,974	60,684,974	—	—
AFFILIATED MONEY MARKET FUNDS	3,328,492	3,328,492	—	—
SHORT-TERM INVESTMENTS	48,743	48,743	—	—

TOTAL INVESTMENTS	$337,144,591	$337,144,591	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.8%
Penn Series Flexibly Managed Fund*	185,897	$7,973,134
Penn Series Index 500 Fund*	121,988	1,993,283
Penn Series Large Cap Growth Fund*	73,716	996,642
Penn Series Large Cap Value Fund*	228,064	4,983,208
Penn Series Large Core Value Fund*	338,303	4,983,209
Penn Series Large Growth Stock Fund*	35,068	996,642
Penn Series Mid Cap Value Fund*	98,775	1,993,283
Penn Series Mid Core Value Fund*	161,880	2,989,925
Penn Series Real Estate Securities Fund*	101,698	1,993,283
Penn Series Small Cap Index Fund*	60,697	996,642
Penn Series Small Cap Value Fund*	74,879	1,993,283
Penn Series SMID Cap Value Fund*	48,475	996,642

TOTAL AFFILIATED EQUITY FUNDS (Cost $21,448,823)		32,889,176

AFFILIATED FIXED INCOME FUNDS — 54.6%
Penn Series High Yield Bond Fund*	545,607	5,979,850
Penn Series Limited Maturity Bond Fund*	1,278,839	14,949,626
Penn Series Quality Bond Fund*	2,451,941	33,885,818

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $47,389,779)		54,815,294

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.9%
Penn Series Developed International Index Fund*	270,581	2,989,925
Penn Series Emerging Markets Equity Fund*	197,943	1,993,284
Penn Series International Equity Fund*	245,680	5,979,850

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $8,350,632)		10,963,059

AFFILIATED MONEY MARKET FUND — 1.0%
Penn Series Money Market Fund (Cost $981,478)	981,478	981,478

TOTAL INVESTMENTS — 99.3% (Cost $78,170,712)(a)		$99,649,007

Other Assets & Liabilities — 0.7%		669,651

TOTAL NET ASSETS — 100.0%		$100,318,658

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $78,601,235. Net unrealized appreciation was $21,047,772. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,484,750 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $436,978.

PENN SERIES FUNDS, INC.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$32,889,176	$32,889,176	$—	$—
AFFILIATED FIXED INCOME FUNDS	54,815,294	54,815,294	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	10,963,059	10,963,059	—	—
AFFILIATED MONEY MARKET FUNDS	981,478	981,478	—	—

TOTAL INVESTMENTS	$99,649,007	$99,649,007	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2016 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.7%
Penn Series Flexibly Managed Fund*	111,404	$4,778,138
Penn Series Index 500 Fund*	36,552	597,267
Penn Series Large Cap Value Fund*	82,005	1,791,802
Penn Series Large Core Value Fund*	162,191	2,389,069
Penn Series Mid Core Value Fund*	64,674	1,194,535

TOTAL AFFILIATED EQUITY FUNDS (Cost $7,736,258)		10,750,811

AFFILIATED FIXED INCOME FUNDS — 71.0%
Penn Series High Yield Bond Fund*	381,466	4,180,871
Penn Series Limited Maturity Bond Fund*	1,072,935	12,542,612
Penn Series Quality Bond Fund*	1,901,575	26,279,760

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $36,724,642)		43,003,243

AFFILIATED INTERNATIONAL EQUITY FUNDS — 4.9%
Penn Series Developed International Index Fund*	108,103	1,194,534
Penn Series International Equity Fund*	73,616	1,791,802

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,418,435)		2,986,336

AFFILIATED MONEY MARKET FUND — 4.9%
Penn Series Money Market Fund (Cost $2,933,422)	2,933,422	2,933,422

TOTAL INVESTMENTS — 98.5% (Cost $49,812,757)(a)		$59,673,812

Other Assets & Liabilities — 1.5%		930,156

TOTAL NET ASSETS — 100.0%		$60,603,968

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2016, the cost for Federal income tax purposes was $50,010,555. Net unrealized appreciation was $9,663,257. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,861,055 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $197,798.

PENN SERIES FUNDS, INC.

CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$10,750,811	$10,750,811	$—	$—
AFFILIATED FIXED INCOME FUNDS	43,003,243	43,003,243	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,986,336	2,986,336	—	—
AFFILIATED MONEY MARKET FUNDS	2,933,422	2,933,422	—	—

TOTAL INVESTMENTS	$59,673,812	$59,673,812	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Adviser and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Adviser or the applicable sub adviser, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Adviser or respective sub adviser on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Adviser or sub adviser, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Adviser or sub adviser, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the period ended March 31, 2016, if any, are shown as notes on the Schedule of Investments of the individual fund.

Significant Level 3 items at March 31, 2016 consist of $3,916,091 of equities in the Large Growth Stock Fund which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

DERIVATIVE FINANCIAL INSTRUMENTS:

The Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds have entered into futures contracts during the period ended March 31, 2016. Open futures contracts held by the Index 500, Developed International Index and Small Cap Index Funds at March 31, 2016 were as follows:

Fund	Type	Futures Contract	Expiration Date	Number Of Contracts	Units per Contract	Closing Price	Unrealized Appreciation (Depreciation)
Limited Maturity Bond	Buy/Long	US Treasury Note	7/6/2016	200	1,000	109	(3,126)
Limited Maturity Bond	Buy/Long	US Treasury Note	7/6/2016	35	1,000	130	(5,195)
Limited Maturity Bond	Sell/Short	US Treasury Note	7/6/2016	(25)	1,000	121	195

							(8,126)
Quality Bond	Buy/Long	US Treasury Note	7/6/2016	150	1,000	121	117,734
Quality Bond	Buy/Long	US Treasury Note	6/30/2016	35	2,000	164	38,906
Quality Bond	Sell/Short	US Treasury Note	7/6/2016	(150)	1,000	109	(21,875)
Quality Bond	Sell/Short	US Treasury Note	6/30/2016	(125)	1,000	130	41,270
Quality Bond	Sell/Short	US Treasury Ultra Bond	6/30/2016	(95)	1,000	173	132,110

							308,145
Index 500	Buy/Long	E-Mini S&P 500 Index	6/17/2016	60	50	2,052	131,829

							131,829
Small Cap Index	Buy/Long	Russell 2000 Mini Index	6/17/2016	11	100	1,110	35,750

							35,750
Developed International Index	Buy/Long	E-Mini MSCI EAFE Index	6/17/2016	15	50	1,626	13,240

							13,240

The total market value of futures contracts held in the Limited Maturity Bond, Quality Bond, Index 500, Developed International Index and Small Cap Index Funds as of March 31, 2016 are classified as Level 1.

Open forward foreign currency contracts held by High Yield Bond Fund at March 31, 2016 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/ (Loss)
Sell	Canadian Dollar	Royal Bank of Canada	06/30/2016	(455,396)	1.29875	(346,117)	(350,669)	(4,552)
Sell	Euro	BAML	06/15/2016	(8,537,000)	0.87672	(9,551,400)	(9,737,430)	(186,030)
Sell	Euro	UBS	06/15/2016	(462,888)	0.87672	(513,411)	(527,976)	(14,565)
Sell	Euro	Royal Bank of Scotland	06/15/2016	(305,179)	0.87672	(345,425)	(348,091)	(2,666)
Sell	Euro	Canadian Imperial Bank of Commerce	06/15/2016	(1,016,022)	0.87672	(1,129,075)	(1,158,890)	(29,815)
Sell	Euro	Standard Chartered Bank	06/15/2016	(103,095)	0.87672	(117,011)	(117,592)	(581)
Buy	Pounds Sterling	State Street	04/15/2016	716,724	0.69623	1,022,674	1,029,443	6,769
Buy	Pounds Sterling	Royal Bank of Scotland	04/15/2016	217,117	0.69623	304,525	311,849	7,324
Buy	Pounds Sterling	Morgan Stanley	04/15/2016	98,325	0.69623	141,430	141,226	(204)
Buy	Pounds Sterling	BNYMellon	04/15/2016	90,356	0.69623	129,588	129,780	192
Buy	Pounds Sterling	Standard Chartered Bank	04/15/2016	213,089	0.69623	306,324	306,063	(261)
Sell	Pounds Sterling	JP Morgan Chase	04/15/2016	(104,011)	0.69623	(148,689)	(149,393)	(704)
Sell	Pounds Sterling	Morgan Stanley	04/15/2016	(2,845,035)	0.69623	(4,131,512)	(4,086,373)	45,139
Buy	Swiss Francs	JP Morgan Chase	05/13/2016	411,844	0.95968	414,142	429,146	15,004
Sell	Swiss Francs	UBS	05/13/2016	(588,000)	0.95968	(606,983)	(612,703)	(5,720)

Total								(170,670)

Open forward foreign currency contracts held by Mid Core Value Fund at March 31, 2016 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Buy	Canadian Dollar	JP Morgan Chase	06/30/2016	62,293	1.29865	47,064	47,967	903
Sell	Canadian Dollar	JP Morgan Chase	06/30/2016	(1,724,586)	1.29865	(1,306,712)	(1,327,983)	(21,271)
Sell	Euro	UBS	06/30/2016	(762,049)	0.87629	(853,529)	(869,631)	(16,102)
Sell	Japanese Yen	Credit Suisse	06/30/2016	(34,995,373)	112.22760	(311,630)	(311,825)	(195)

Total								(36,665)

Open forward foreign currency contracts held by Emerging Markets Fund at March 31, 2016 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Buy	Euro	UBS	04/21/2016	178,023	0.87826	199,786	202,700	2,914
Sell	Euro	JP Morgan Chase	04/21/2016	(3,123,527)	0.87826	(3,474,142)	(3,556,506)	(82,364)

Total								(79,450)

The total market value of forward foreign currency contracts held in the High Yield Bond, Mid Core Value and Emerging Markets Equity Funds as of March 31, 2016 are classified as Level 2.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 20, 2016

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date  May 20, 2016

*	Print the name and title of each signing officer under his or her signature.